As filed with the Securities and Exchange Commission on June 9, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10267

ASSETMARK FUNDS
(Exact name of registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 600,
PLEASANT HILL, CA 94523-3967
(Address of principal executive offices) (Zip code)

CARRIE HANSEN
GENWORTH FINANCIAL WEALTH MANAGEMENT, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 600
PLEASANT HILL, CA 94523-3967
(Name and address of agent for service)

800-664-5345
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period:  April 1, 2008 through March 31, 2009

Item 1. Reports to Stockholders.

May 6, 2009

Dear Shareholder,

Enclosed is the Annual Report for the AssetMark Funds (“Funds”) covering the one year period from April 1, 2008 through March 31, 2009.

The period was characterized by extreme volatility and historic changes within the financial industry. By April 2008, the stock market, as measured by the S&P 500 Index1, had declined substantially from its October 2007 high, flirting with what is generally considered bear market territory. During April and into May 2008, the S&P 500 Index rose slightly before settling into a steep decline that lasted from mid-May through mid-July 2008 as the markets tried to price in concerns regarding the growing subprime mortgage crisis, tightening credit across all sectors, deflating housing prices and the slowdown in consumer spending. These concerns were coupled with rising energy and commodities prices and a number of corporate earnings estimate downgrades.

From July through early September 2008, the markets seemed to stabilize. In retrospect, the period can be seen as an uneasy stalemate between pessimism and optimism that ended resoundingly in favor of the pessimists with the bankruptcy of Lehman Brothers. The headlines were dominated by one financial shock after another, including the U.S. government moving to bail out insurance giant AIG; the reorganization of Goldman Sachs and Morgan Stanley as commercial banks; and the first version of a massive federal program to stabilize the U.S. credit markets. Despite a strong rally from late November through the end of 2008, the S&P 500 posted a loss of 21.94% for the fourth quarter of 2008.

The final quarter of the Funds’ annual reporting period, January 1 through March 31, 2009, saw further decline in the stock market, as corporate earnings dropped, credit disappeared, consumer spending dried up and financial assets lost value due to massive sell-offs in every sector. For the entire fiscal year, the S&P 500 posted a loss of 38.09%. The overall bear market, measured from the October 2007 high through the March 2009 low, was down over 50%.

Economic and Market Overview

Part of the difficulty encountered during the reporting period was not only the depth of the bear market, but its breadth as well. Each of the ten S&P 500 industry sectors posted a loss from April 1, 2008 through March 31 2009, ranging from -18.96% for Health Care to -60.41% for Financials. Small cap stocks lost 37.50% (as measured by the Russell 2000 Index2) for the period, faring slightly better than mid caps, which lost 40.81% (as measured by the Russell Midcap Index3).

The Morgan Stanley Capital International (“MSCI”) EAFE Index4 declined 46.20%, with the various sub-indexes sharing broadly in the suffering, with the MCSI Japan Index5 becoming the “top performer” with a loss of 35.89%.

Turning to growth and value returns, large cap growth equities (-34.28%, as measured by the Russell 1000 Growth Index6) outperformed large cap value equities (-42.42%, as measured by the Russell 1000 Value Index7), although the differences narrowed among mid and small caps.

The only strong winner for the period was long-term U.S. Treasury bonds, which saw a robust 13.05% gain (as measured by the Barclays Capital Long U.S. Treasury Index8). Other Treasury categories, as well as U.S. municipal bonds (as measured by the Barclays Capital U.S. Municipal Bond Index9), showed modest returns, while investment grade corporate bonds, as measured by the Barclays Capital U.S. Corporate Investment Grade Index10, lost 6.63%.

Not surprisingly, considering the headlines garnered by falling real estate values and the challenges in the mortgage industry, REITs were the biggest losers for the one year period, with U.S. REITs declining 60.66% and Global, non-U.S. REITs falling 57.06%. (Dow Jones Wilshire REIT Index11 and Dow Jones Wilshire REIT ex U.S. Index12, respectively.)

Where do we go from here?

Investors are understandably wary, but there have been signs of improvement. The last month of the fiscal year, March 2009, the S&P 500 returned 8.76%, the best month in six years, while emerging markets showed a one-month return of 14.38% (as measured by the MSCI Emerging Markets Index13). Over recent months, we have seen better than expected numbers on housing sales, housing starts, consumer spending and sentiment, and durable goods manufacturing.

No one is willing to declare the bear market over or point to a definitive end to the recession. Nonetheless, there is a growing consensus that we may have emerged from the vortex of the financial “perfect storm” that started in September 2008. If the equity markets and the economy continue toward recovery, we can expect new opportunities to emerge. We will continue to manage the AssetMark Funds in order to capture value as an integral component of your diversified asset allocation portfolio.

We appreciate the trust you and your advisor have placed in us by including the AssetMark Funds as part of your portfolio. We look forward to the rest of 2009 as we face the challenges and opportunities that lie ahead.

Sincerely,

Carrie E. Hansen
President
AssetMark Funds

[1]	The S&P 500 Index, a registered trademark of the McGraw Hill Companies, is an unmanaged basket of 500 stocks that are considered to be widely held and thus believed to be a good indicator of overall market performance. You cannot invest directly into an index.

[2]	The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

[3]	The Russell Midcap Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately 31% of the total market capitalization of the Russell 1000 companies.

[4]	The MSCI Europe, Australia and Far East Index (MSCI EAFE) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

[5]	The MSCI Japan Index seeks to measure the performance of the Japanese equity market. It is a capitalization-weighted index that aims to capture 85% of the (publicly available) total market capitalization. Component companies are adjusted for available float and must meet objective criteria for inclusion to the Index, taking into consideration unavailable strategic shareholdings and limitations to foreign ownership.

[6]	The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

[7]	The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

[8]	The Barclays Capital Long U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the
Barclays Capital Long U.S. Treasury Index are certain special issues, such as flower bonds, targeted investor notes (TINs),

state and local government series bonds, U.S. Treasury Inflation-Protected Securities (TIPS), and coupon issues that have been stripped from bonds included in the index. The Barclays Long U.S. Treasury Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

[9]	The Barclays Capital U.S. Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a date after December 31, 1990, and must be at least one year from their maturity date.

[10]	The Barclays Capital U.S. Corporate Investment Grade Index, which is a subset of the broader Barclays Capital U.S. Credit
Index, is representative of publicly issued, investment-grade, fixed rate, dollar-denominated, non-convertible, U.S. corporate debt securities that have at least $250 million par amount outstanding. To qualify, bonds must be registered with the U.S.
Securities and Exchange Commission (SEC).

[11]	The Dow Jones Wilshire REIT Index is a broad measure of the performance of publicly traded U.S. real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies.

[12]	The Dow Jones Wilshire REIT ex U.S. Index is a broad measure of the performance of publicly traded real estate securities from around the world excluding the U.S., such as Real Estate Investment Trusts (REITs) and Real Estate Operating
Companies.

[13]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of January 2009 the MSCI Emerging Markets Index consisted of the following 23 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt,
Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa,
Taiwan, Thailand, and Turkey.

Investors should consider the Funds’ Investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest or send money. The prospectus is available upon request, without charge, by calling 1-800-238-0810.

48598 042909

AssetMark Large Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 1000 GROWTH INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX – The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s (“S&P”) Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the Standard & Poor’s 500 Composite Index (“S&P 500® Index”).

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Large Cap Growth Fund	-35.63%	-7.03%	-6.16%
Russell 1000 Growth Index	-34.28%	-4.38%	-4.51%
Lipper Large-Cap Growth Funds Index	-36.45%	-4.95%	-5.30%

AssetMark Large Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2009, the Fund returned -35.63%, trailing the Russell 1000 Growth Index at -34.28% but outperforming the Lipper Large-Cap Growth Funds Index at -36.45%.

●	Overweight exposures to financials and healthcare detracted from returns while underweight exposures to consumer staples, industrials, utilities and energy were beneficial to performance.
●	Qualcomm, Google and Apple were among the largest positions over the year that benefited performance while an average position size of 3% to Microsoft detracted from returns.
●	Rainier Investment Management replaced TCW Investment Management Co. as a sub-advisor to the Fund in October 2008.
●	The Fund experienced impairment of a securities lending collateral investment, which negatively impacted the Fund’s performance.

AssetMark Large Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations) Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 1000 VALUE INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX – The Lipper Large-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Value Funds Category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500® Index. Large-cap value funds typically invest in securities that have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Large Cap Value Fund	-48.85%	-9.65%	-5.32%
Russell 1000 Value Index	-42.42%	-4.94%	-2.22%
Lipper Large-Cap Value Funds Index	-38.54%	-4.78%	-3.12%

AssetMark Large Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2009, the Fund returned -48.85%, trailing the Russell 1000 Value Index at -42.42% and the Lipper Large-Cap Value Funds Index at -38.54%.

●
Over the period, security selection was the largest detractor to performance with positions in Valero Energy Corp, CBS, Dow Chemical, Prologis and American International Group being among the largest detractors.

●	Consumer discretionary was an area of underperformance, not only due to its average overweight exposure relative to the Russell 1000 Value Index, but also due to security selection within the sector.
●	Diamond Hill Capital Management replaced Brandes Investment Partners as a sub-advisor to the Fund in December 2008.
●	The Fund experienced impairment of a securities lending collateral investment, which negatively impacted the Fund’s performance.

AssetMark Small/Mid Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 2500 GROWTH INDEX – An unmanaged index which measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MID-CAP GROWTH INDEX – Measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation.
LIPPER SMALL-CAP GROWTH FUNDS INDEX – The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds Category. These funds, by portfolio practice, invest 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

LIPPER MID-CAP GROWTH FUNDS INDEX – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally invest in securities that have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Small/Mid Cap Growth Fund	–38.98%	–6.77%	–5.17%
Russell 2500 Growth Index	–38.14%	–4.47%	–2.84%
Russell Mid-Cap Growth Index	–39.58%	–3.91%	–2.59%
Lipper Small-Cap Growth Funds Index	–36.88%	–5.94%	–3.90%
Lipper Mid-Cap Growth Funds Index	–38.63%	–2.80%	–3.04%

AssetMark Small/Mid Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2009, the Fund returned -38.98%, trailing the Russell 2500 Growth Index at -38.14%, the Russell Mid-Cap Growth Index at -39.58%, the Lipper Mid-Cap Growth Funds Index at -38.63% and the Lipper Small-Cap Growth Funds Index at -36.88%.

•	Energy and industrials were two sectors that provided significant outperformance due to stock selection.

•	While benefiting from exposure to momentum related stocks, the Fund’s performance was hurt from its exposure to stocks with higher price-to-earnings ratios than the Russell 2500 Growth Index.

•	The Fund experienced impairment of a securities lending collateral investment, which negatively impacted the Fund’s performance.

AssetMark Small/Mid Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 2500 VALUE INDEX – An unmanaged index which measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MID-CAP VALUE INDEX – Measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation.

LIPPER SMALL-CAP VALUE FUNDS INDEX – The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds Category. These funds, by portfolio practice, invest 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.
LIPPER MID-CAP VALUE FUNDS INDEX – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Small/Mid Cap Value Fund . . . . . . . . . . . . . . . . . .	-37.59%	-7.39%	-1.93%
Russell 2500 Value Index . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-38.66%	-4.79%	1.29%
Russell Mid-Cap Value Index . . . . . . . . . . . . . . . . . . . . . . . . .	-42.51%	-3.81%	0.90%
Lipper Small-Cap Value Funds Index . . . . . . . . . . . . . . . . . . .	-38.07%	-4.56%	1.42%
Lipper Mid-Cap Value Funds Index . . . . . . . . . . . . . . . . . . . .	-40.02%	-4.25%	0.18%

AssetMark Small/Mid Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2009, the Fund returned -37.59%, outperforming the Russell 2500 Value Index at -38.66%, the Russell Mid-Cap Value Index at -42.51%, the Lipper Mid-Cap Value Funds Index at -40.02% and the Lipper Small-Cap Value Funds Index -38.07%.

•
Security selection was a large driver of the strong relative returns. Emphasis of stocks with higher price-to-book ratios and lower volatility relative to the Russell 2500 Value Index significantly contributed to returns.

•	Strong stock selection within the energy, consumer discretionary and utilities sectors was beneficial to the Fund, while stock selection within financials was detrimental to performance.
•	The Fund experienced impairment of a securities lending collateral investment, which negatively impacted the Fund’s performance.

AssetMark International Equity Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

MSCI EAFE® INDEX – The MSCI Europe, Australia and Far East Index (MSCI EAFE®) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed countries, excluding the US & Canada.

LIPPER INTERNATIONAL FUNDS INDEX – An unmanaged index which measures the composite performance of the 30 largest “international” mutual funds, as categorized by Lipper Inc. These funds invest assets in securities with primary trading markets outside of the United States.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark International Equity Fund	-50.42%	-3.92%	-1.71%
MSCI EAFE® Index	-46.20%	-1.75%	0.42%
Lipper International Funds Index	-45.45%	-1.47%	0.68%

AssetMark International Equity Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2009, the Fund returned -50.42%, trailing the MSCI EAFE Index at -46.20% and the Lipper International Funds Index at -45.45%.

•
The biggest driver of the lagging returns was security selection with a bias towards larger cap companies which significantly detracted from returns. Saipem, Roche, Ppr, LaFarge and Novo-Nordisk were among the largest detractors from returns for the 12 month period.

•
Underweight exposure to UK, and overweight exposures to Greece and Russia detracted from returns over the period, as did an overweight exposure to the UK Pound and an underweight exposure to the Japanese Yen.

•	Martin Currie and Mondrian Investment Partners replaced Clay Finlay and Oppenheimer Capital as sub-advisors to the Fund in December 2008.
•	The Fund experienced impairment of a securities lending collateral investment, which negatively impacted the Fund’s performance.

AssetMark Real Estate Securities Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

DOW JONES WILSHIRE REIT INDEX – The Dow Jones U.S. Select REIT Index measures U.S. publicly traded Real Estate Investment Trusts. The Index is comprised of companies whose charters are the equity ownership and operation of commercial real estate and that derive a minimum of 75% of revenue from stated operations. The Index is composed of 93 common stocks, selected for their market capitalization, source of revenue, and liquidity.

LIPPER REAL ESTATE FUNDS INDEX – An unmanaged index which measures the composite performance of the 30 largest “real estate” mutual funds, as categorized by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Real Estate Securities Fund	-62.46%	-10.60%	-1.37%
Dow Jones Wilshire REIT Index	-60.66%	-9.44%	-0.19%
Lipper Real Estate Funds Index	-57.05%	-8.33%	0.52%

AssetMark Real Estate Securities Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2009, the Fund returned -62.46%, trailing the Dow Jones U.S. Select REIT Index at -60.67% and the Lipper Real Estate Funds Index at -57.05%.

•	Exposure to General Growth Properties, Prologis and Macerich were the largest detractors to performance over the period.

•	Lower exposure to the health care and storage sectors and higher exposure to retail was detrimental to performance.

•	The Fund experienced impairment of a securities lending collateral investment, which negatively impacted the Fund’s performance.

AssetMark Tax-Exempt Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

BARCLAYS CAPITAL U.S. MUNICIPAL BOND INDEX – The Barclays Capital U.S. Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a date after December 31, 1990, and must be at least one year from their maturity date.

LIPPER INTERMEDIATE MUNICIPAL BOND FUNDS INDEX – The Lipper Intermediate Municipal Bond Fund Index is an index of portfolios that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Tax-Exempt Fixed Income Fund	-0.25%	1.01%	2.64%
Barclays Capital U.S. Municipal Bond Index	2.27%	3.21%	4.48%
Lipper Intermediate Municipal Bond Funds Index	1.12%	2.39%	3.54%

AssetMark Tax-Exempt Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2009, the Fund returned -0.25%, trailing the Barclays Capital U.S. Municipal Bond Index at 2.27% and the Lipper Intermediate Municipal Bond Funds Index at 1.12%.

•	A combination of exposure to some lower quality credits and exposure to insured bonds detracted from returns over the period.

•	The flight to quality in the fixed income markets hurt performance as the Fund had lower exposure to the highest quality bonds and pre-refunded bonds.

•	Additionally, the shorter duration and average maturity of the Fund relative to the broad Barclays Capital U.S. Municipal Bond Index detracted from performance versus the Index.

Components of Portfolio Holdings*

Special Assessment 1%
Short Term Investments <1%
Certificate of Participation 1%
Special Tax <1%
General Obligation Bonds 29%
Revenue Bonds 69%

*Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	California Communities Development Authority, Series C, Revenue Bond, 3.85%, 11/01/2029	1.85
2	Golden West Schools Funding Authority, Refunding, GO, Ambac Insured, 5.50%, 08/01/2019	1.76
3	St. Clair County High School District No. 203, Series A, GO, AMBAC Insured, 5.75%, 12/01/2026	1.65
4	Louisiana Public Facilities Authority, Revenue Bond, 5.50%, 05/15/2032	1.64
5	Illinois State Toll Highway Authority, Series A, Revenue Bond, FSA Insured, 5.00%, 01/01/2026	1.50
6	Eastern Municipal Power Agency, Series B, Refunding Revenue Bond, FGIC Insured, 6.00%, 01/01/2022	1.36
7	Energy Northwest, Series A, Revenue Bond, FSA Insured, 5.50%, 07/01/2017	1.36
8	Chicago, GO, 5.00%, 12/01/2024	1.30
9	Lombard Public Facilities, Series B, Revenue Bond, 5.25%, 01/01/2030	1.30
10	San Antonio Electric & Gas, Refunding, Revenue Bond, 5.38%, 02/01/2015	1.17

AssetMark Core Plus Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX – An unmanaged index which measures the performance of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Barclays Capital U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the U.S. and includes U.S. Government and corporate debt securities, mortgage- and asset-backed securities and international U.S. dollar-denominated bonds. All securities contained in the Barclays Capital U.S. Aggregate Bond Index have a minimum term to maturity of one year.

LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS INDEX – The Lipper Intermediate Investment-Grade Debt Funds Index is an index of portfolios that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Core Plus Fixed Income Fund	-7.57%	1.00%	3.07%
Barclays Capital U.S. Aggregate Bond Index	3.13%	4.13%	5.46%
Lipper Intermediate Investment-Grade Debt Funds Index	-4.25%	1.90%	3.88%

AssetMark Core Plus Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2009, the Fund returned -7.57%, trailing the Barclays Capital U.S. Aggregate Bond Index at 3.13% and the Lipper Intermediate Investment-Grade Debt Funds Index at -4.25%.

•	An emphasis of spread sectors within the portfolio and significantly lower exposure to Treasuries was detrimental to performance over the period.

•	The largest detractor to performance was exposure to non-agency mortgage-backed securities.

•	The Fund also had a larger exposure to corporate bonds, with an emphasis on the financials sector which caused a drag on returns.

•	The Fund experienced impairment of a securities lending collateral investment, which negatively impacted the Fund’s performance.

AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 1000 GROWTH INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX – The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s (“S&P”) Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the Standard & Poor’s 500 Composite Index (“S&P 500® Index”).

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)
		Since Inception
	One Year	(8/9/07)
AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund	-32.99%	-23.25%
Russell 1000 Growth Index	-34.28%	-25.26%
Lipper Large-Cap Growth Funds Index	-36.45%	-26.13%

AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2009, the Fund returned -32.99%, outperforming the Russell 1000 Growth Index at -34.28% and the Lipper Large-Cap Growth Funds Index at -36.45%.

•
Security positioning was the biggest driver of returns, with the largest two contributors to performance being Exxon Mobil (at an average position size of 8%) and Chevron (at an average position size of 2%).

•	Exposure to securities with lower volatility than the Russell 1000 Growth Index was a significant contributor to performance.

•	Overweight exposures to financials, industrials and energy detracted from performance.

AssetMark Enhanced Fundamental IndexTM Large Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE Unaudited)

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 1000 VALUE INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX – The Lipper Large-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Value Funds Category. These funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500® Index. Large-cap value funds typically invest in securities that have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)
		Since Inception
	One Year	(8/9/07)
AssetMark Enhanced Fundamental IndexTM Large Company Value Fund	-46.83%	-38.19%
Russell 1000 Value Index	-42.42%	-32.78%
Lipper Large-Cap Value Funds Index	-38.54%	-30.04%

AssetMark Enhanced Fundamental IndexTM Large Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2009, the Fund returned -46.83%, trailing the Russell 1000 Value Index at -42.42% and the Lipper Large-Cap Value Funds Index at -38.54%.

•	Exposure to securities with lower price-to-book ratios and that experienced greater volatility relative to the Russell 1000 Value Index was a significant detractor to returns for the period.

•	Overweight exposures in financials and consumer discretionary detracted from performance.

•	The five biggest detractors to performance were all within the financials sector and were American International Group, Wachovia, Washington Mutual, Fannie Mae and Freddie Mac.

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 2000 GROWTH INDEX – An unmanaged index which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP GROWTH FUNDS INDEX – The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds Category. These funds, by portfolio practice, invest 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)
		Since Inception
	One Year	(8/9/07)
AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund	-36.04%	-27.96%
Russell 2000 Growth Index	-36.36%	-29.84%
Lipper Small-Cap Growth Funds Index	-36.88%	-31.18%

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2009, the Fund returned -36.04%, outperforming the Russell 2000 Growth Index at -36.36% and the Lipper Small-Cap Growth Funds Index at -36.88%.

•	Security positioning was the biggest driver of returns with the largest two contributors to performance being associated with education services, Corinthian Colleges and ITT Educational Services.

•	Exposure to securities with lower volatility and lower P/E ratios relative to the Russell 2000 Growth Index was a significant contributor to performance.

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses (excluding Lipper). It is not possible to invest directly in an index.

RUSSELL 2000 VALUE INDEX – An unmanaged index which measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP VALUE FUNDS INDEX – The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds Category. These funds, by portfolio practice, invest 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)
		Since Inception
	One Year	(8/9/07)
AssetMark Enhanced Fundamental IndexTM Small Company Value Fund	-49.62%	-40.85%
Russell 2000 Value Index	-38.89%	-30.91%
Lipper Small-Cap Value Funds Index	-38.07%	-30.23%

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

For the 12 months ended March 31, 2009, the Fund returned -49.62%, trailing the Russell 2000 Value Index at -38.89% and the Lipper Small-Cap Value Funds Index -38.07%.

•	Overweight exposure to securities with lower price-to-book ratios and higher volatility relative to the Russell 2000 Value Index were significant detractors to performance.

•	Financials, industrials and information technology were the sectors where security positioning was weak.

•	An overweight exposure to consumer discretionary was a large detractor to performance.

AssetMark Funds
EXPENSE EXAMPLE (Unaudited)
March 31, 2009

As a shareholder of the AssetMark Funds (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example is based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period (October 1, 2008 – March 31, 2009) for the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index™ Large Company Growth Fund, AssetMark Enhanced Fundamental Index™ Large Company Value Fund, AssetMark Enhanced Fundamental Index™ Small Company Growth Fund and AssetMark Enhanced Fundamental Index™ Small Company Value Fund.

Actual Expenses

The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
March 31, 2009

				Annualized
		Beginning	Ending	Expense Ratio[1]
		Account	Account	based on	Expenses Paid
		Value	Value	the period	During Period[2]
		October 1,	March 31,	October 1, 2008 -	October 1, 2008 -
		2008	2009	March 31, 2009	March 31, 2009
AssetMark Large Cap	Actual	$1,000.00	$ 725.20	1.52%	$6.54
Growth Fund	Hypothetical[3]	$1,000.00	$ 1,017.35	1.52%	$7.64

AssetMark Large Cap	Actual	$1,000.00	$ 612.10	1.46%	$5.87
Value Fund	Hypothetical[3]	$1,000.00	$ 1,017.65	1.46%	$7.34

AssetMark Small/Mid Cap	Actual	$1,000.00	$ 669.20	1.69%	$7.03
Growth Fund	Hypothetical[3]	$1,000.00	$ 1,016.50	1.69%	$8.50

AssetMark Small/Mid Cap	Actual	$1,000.00	$ 672.90	1.76%	$7.34
Value Fund	Hypothetical[3]	$1,000.00	$ 1,016.16	1.76%	$8.85

AssetMark International	Actual	$1,000.00	$ 656.60	1.73%	$7.15
Equity Fund	Hypothetical[3]	$1,000.00	$ 1,016.31	1.73%	$8.70

AssetMark Real Estate	Actual	$1,000.00	$ 384.00	1.80%	$6.21
Securities Fund	Hypothetical[3]	$1,000.00	$ 1,015.96	1.80%	$9.05

Assetmark Tax-Exempt	Actual	$1,000.00	$ 1,024.80	1.35%	$6.81
Fixed Income Fund	Hypothetical[3]	$1,000.00	$ 1,018.20	1.35%	$6.79

AssetMark Core Plus	Actual	$1,000.00	$ 972.00	1.34%	$6.59
Fixed Income Fund	Hypothetical[3]	$1,000.00	$ 1,018.25	1.34%	$6.74

AssetMark Enhanced Fundamental	Actual	$1,000.00	$ 743.50	1.31%	$5.69
IndexTM Large Company Growth Fund	Hypothetical[3]	$1,000.00	$ 1,018.40	1.31%	$6.59

AssetMark Enhanced Fundamental	Actual	$1,000.00	$ 609.20	1.70%	$6.82
IndexTM Large Company Value Fund	Hypothetical[3]	$1,000.00	$ 1,016.45	1.70%	$8.55

AssetMark Enhanced Fundamental	Actual	$1,000.00	$ 676.00	1.53%	$6.39
IndexTM Small Company Growth Fund	Hypothetical[3]	$1,000.00	$ 1,017.30	1.53%	$7.70

AssetMark Enhanced Fundamental	Actual	$1,000.00	$ 543.60	1.65%	$6.35
IndexTM Small Company Value Fund	Hypothetical[3]	$1,000.00	$ 1,016.70	1.65%	$8.30
[1] The expense ratio excludes the securities lending credit.
[2] Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to relfect the one-half year period.
[3] 5% return before expenses.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS - 103.18%
	Aerospace & Defense - 3.94%
4,300	Boeing Co.	$152,994
58,700	Honeywell International, Inc. (b)	1,635,382
24,400	Lockheed Martin Corp.	1,684,332
45,300	Precision Castparts Corp.	2,713,470
20,700	Raytheon Co.	806,058
23,900	United Technologies Corp.	1,027,222
		8,019,458
	Air Freight & Logistics - 1.24%
24,950	Expeditors International
	Washington, Inc. (b)	705,835
16,250	FedEx Corp. (b)	722,963
22,200	United Parcel Service, Inc.	1,092,684
		2,521,482
	Beverages - 2.45%
29,100	The Coca-Cola Company	1,278,945
19,200	Molson Coors Brewing Co. (b)	658,176
40,600	Pepsi Bottling Group, Inc.	898,884
41,900	PepsiCo, Inc.	2,157,012
		4,993,017
	Biotechnology - 2.94%
36,500	Amgen, Inc. (a)(b)	1,807,480
22,850	Celgene Corp. (a)	1,014,540
7,270	Cephalon, Inc. (a)(b)	495,087
57,350	Gilead Sciences, Inc. (a)	2,656,452
		5,973,559
	Capital Markets - 3.91%
38,100	Ameriprise Financial, Inc.	780,669
27,073	The Bank of New York
	Mellon Corp.	764,812
5,300	BlackRock, Inc.	689,212
114,650	The Charles Schwab Corp.	1,777,075
4,900	Goldman Sachs Group, Inc.	519,498
58,200	Invesco Ltd.	806,652
55,100	Morgan Stanley	1,254,627
6,600	Northern Trust Corp.	394,812
28,700	SEI Investments Co.	350,427
21,400	T. Rowe Price Group, Inc. (b)	617,604
		7,955,388

Number of
Shares		Value
	Chemicals - 4.04%
20,100	Air Products & Chemicals, Inc.	$1,130,625
21,100	FMC Corp.	910,254
44,400	Monsanto Co.	3,689,640
31,700	Mosaic Co. (b)	1,330,766
17,250	Praxair, Inc. (b)	1,160,752
		8,222,037
	Commercial Banks - 0.26%
37,400	Wells Fargo & Co. (b)	532,576
	Commercial Services & Supplies - 1.60%
12,900	Apollo Group, Inc. (a)(b)	1,010,457
11,400	ITT Educational Services, Inc. (a)	1,384,188
27,100	Manpower, Inc.	854,463
		3,249,108
	Communications Equipment - 4.24%
315,680	Cisco Systems, Inc. (a)	5,293,954
85,450	QUALCOMM, Inc.	3,324,859
		8,618,813
	Computers & Peripherals - 9.43%
64,350	Apple, Inc. (a)(b)	6,764,472
112,000	Dell, Inc. (a)	1,061,760
61,550	EMC Corp. (a)(b)	701,670
171,490	Hewlett Packard Co.	5,497,970
50,380	International Business
	Machines Corp.	4,881,318
18,800	NetApp, Inc. (a)(b)	278,992
		19,186,182
	Construction & Engineering - 0.35%
14,250	Foster Wheeler AG (a)	248,947
12,200	Jacobs Engineering Group,
	Inc. (a)(b)	471,652
		720,599
	Construction Materials - 0.29%
13,500	Vulcan Materials Co. (b)	597,915
	Containers & Packaging - 0.26%
36,800	Owens-Illinois, Inc. (a)	531,392
	Diversified Financial Services - 0.16%
4,350	Intercontinental Exchange,
	Inc. (a)(b)	323,945

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Electric Utilities - 1.22%
27,000	Entergy Corp.	$1,838,430
14,100	Exelon Corp.	639,999
		2,478,429
	Electrical Equipment - 0.89%
29,600	ABB Ltd. – ADR	412,624
24,150	Emerson Electric Co.	690,207
5,300	First Solar, Inc. (a)(b)	703,310
		1,806,141
	Electronic Equipment & Instruments - 0.28%
19,750	Amphenol Corp.	562,677
	Energy Equipment & Services - 2.69%
42,200	Halliburton Co.	652,834
60,500	National-Oilwell Varco, Inc. (a)	1,736,955
35,200	Noble Corp.	847,968
18,900	Schlumberger Ltd. (b)	767,718
25,100	Transocean Ltd. (a)(b)	1,476,884
		5,482,359
	Food & Staples Retailing - 6.11%
38,100	BJ’s Wholesale Club, Inc. (a)	1,218,819
91,050	CVS Corp.	2,502,965
33,250	The Kroger Co.	705,565
52,100	Supervalu, Inc.	743,988
47,100	SYSCO Corp.	1,073,880
118,870	Wal-Mart Stores, Inc.	6,193,127
		12,438,344
	Gas Utilities - 0.75%
64,700	UGI Corp.	1,527,567
	Health Care Equipment & Supplies - 3.50%
3,100	Alcon, Inc. (b)	281,821
6,050	Becton, Dickinson & Co.	406,802
34,600	Dentsply International, Inc. (b)	929,010
5,100	Intuitive Surgical, Inc. (a)(b)	486,336
92,500	Medtronic, Inc.	2,725,975
43,900	St. Jude Medical, Inc. (a)(b)	1,594,887
20,400	Stryker Corp.	694,416
		7,119,247

Number of
Shares		Value
	Health Care Providers & Services - 3.12%
32,950	Aetna, Inc.	$801,673
15,700	Express Scripts, Inc. (a)(b)	724,869
27,700	Humana, Inc. (a)	722,416
16,100	Laboratory Corporation of America
	Holdings (a)	941,689
41,500	McKesson Corp.	1,454,160
22,300	Pharmaceutical Product
	Development, Inc.	528,956
56,100	UnitedHealth Group, Inc.	1,174,173
		6,347,936
	Hotels, Restaurants & Leisure - 0.74%
14,050	Darden Restaurants, Inc.	481,353
18,750	McDonald’s Corp.	1,023,188
		1,504,541
	Household Products - 1.83%
16,100	Colgate-Palmolive Co.	949,578
20,000	Kimberly-Clark Corp.	922,200
39,400	Procter & Gamble Co.	1,855,346
		3,727,124
	Insurance - 1.01%
19,000	ACE Ltd.	767,600
27,950	Aflac, Inc.	541,112
32,900	Axis Capital Holdings Ltd.	741,566
		2,050,278
	Internet & Catalog Retail - 1.08%
30,000	Amazon.com, Inc. (a)(b)	2,203,200
	Internet Software & Services - 2.68%
15,640	Google, Inc. (a)	5,443,658
	IT Services - 4.11%
77,900	Accenture Ltd.	2,141,471
18,000	Alliance Data Systems Corp. (a)(b)	665,100
13,200	Automatic Data Processing, Inc. (b)	464,112
36,050	Cognizant Technology Solutions
	Corp. (a)	749,479
8,620	Mastercard, Inc. (b)	1,443,678
26,650	Visa, Inc. (b)	1,481,740
113,200	Western Union Co.	1,422,924
		8,368,504

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Machinery - 2.51%
39,770	AGCO Corp. (a)(b)	$779,492
11,100	Bucyrus International, Inc.	168,498
27,450	Cummins, Inc.	698,603
14,000	Deere & Co.	460,180
67,885	Dover Corp.	1,790,806
20,200	Parker Hannifin Corp.	686,396
11,000	SPX Corp.	517,110
		5,101,085
	Media - 2.12%
119,930	The DIRECTV Group, Inc. (a)(b)	2,733,205
81,000	Dish Network Corp. (a)	899,910
28,700	Omnicom Group, Inc. (b)	671,580
		4,304,695
	Metals & Mining - 0.72%
21,500	Cliffs Natural Resources Inc.	390,440
18,600	Consol Energy, Inc.	469,464
15,600	Nucor Corp. (b)	595,452
		1,455,356
	Multiline Retail - 1.41%
32,500	Big Lots, Inc. (a)(b)	675,350
38,700	Kohl’s Corp. (a)(b)	1,637,784
16,200	Target Corp.	557,118
		2,870,252
	Oil & Gas - 4.37%
18,100	Apache Corp.	1,160,029
26,050	Devon Energy Corp.	1,164,175
20,100	EOG Resources, Inc.	1,100,676
28,075	Hess Corp.	1,521,665
48,300	Occidental Petroleum Corp.	2,687,895
19,300	Range Resources Corp. (b)	794,388
13,000	Ultra Petroleum Corp. (a)	466,570
		8,895,398
	Personal Products - 0.17%
17,950	Avon Products, Inc. (b)	345,179
	Pharmaceuticals - 7.51%
83,600	Abbott Laboratories	3,987,720
15,500	Allergan, Inc. (b)	740,280
126,400	Bristol Myers Squibb Co.	2,770,688
63,910	Eli Lilly & Co.	2,135,233
48,700	Forest Laboratories, Inc. (a)(b)	1,069,452

Number of
Shares		Value
	Pharmaceuticals (Continued)
26,250	Genzyme Corp. (a)(b)	$1,558,987
73,800	Schering Plough Corp.	1,737,990
28,450	Teva Pharmaceutical Industries,
	Ltd. - ADR (b)	1,281,673
		15,282,023
	Road & Rail - 0.91%
76,700	J.B. Hunt Transport Services, Inc. (b)	1,849,237
	Semiconductor & Semiconductor
	Equipment - 3.40%
93,650	Broadcom Corp. (a)(b)	1,871,127
156,700	Intel Corp. (b)	2,358,335
14,400	Intersil Corp.	165,600
43,800	Lam Research Corp. (a)(b)	997,326
18,600	Linear Technology Corp.	427,428
25,800	Microchip Technology, Inc. (b)	546,702
62,600	Taiwan Semiconductor
	Manufacturing Co., Ltd. - ADR (b)	560,270
		6,926,788
	Software - 7.20%
45,700	Activision Blizzard, Inc. (a)	478,022
47,400	BMC Software, Inc. (a)(b)	1,564,200
20,600	Check Point Software
	Technologies (a)	457,526
12,550	McAfee, Inc. (a)	420,425
365,000	Microsoft Corp.	6,705,050
277,900	Oracle Corp. (a)	5,021,653
		14,646,876
	Specialty Retail - 3.72%
22,500	Abercrombie & Fitch Co.	535,500
15,000	Best Buy Co., Inc. (b)	569,400
19,150	GameStop Corp. (a)(b)	536,583
143,300	The Gap Inc. (b)	1,861,467
55,950	Lowe’s Companies, Inc. (b)	1,021,088
25,000	Ross Stores, Inc. (b)	897,000
68,375	Staples, Inc. (b)	1,238,271
35,800	The TJX Companies, Inc. (b)	917,912
		7,577,221
	Textiles, Apparel & Luxury Goods - 1.34%
27,600	Coach, Inc. (a)	460,920
48,500	Nike, Inc. (b)	2,274,165
		2,735,085

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Tobacco - 2.24%
66,800	Altria Group, Inc.	$1,070,136
97,900	Philip Morris International, Inc.	3,483,282
		4,553,418
	Wireless Telecommunication Services - 0.44%
10,950	America Movil S.A.B. de
	C.V. - ADR (b)	296,526
19,950	American Tower Corp. (a)	607,078
		903,604
	Total Common Stocks
	(Cost $246,495,198)	209,951,693
	EXCHANGE TRADED FUNDS - 0.28%
	Exchange Traded Funds - 0.28%
16,500	iShares Russell 1000 Growth
	Index Fund . . . . . . . . . . . . . . . . . . .	578,655
	Total Exchange Traded Funds
	(Cost $553,905)	578,655
	SHORT TERM INVESTMENTS - 0.41%
	Money Market Fund - 0.41%
826,803	Federated Prime Obligations Fund	826,803
	Total Short Term Investments
	(Cost $826,803)	826,803
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 16.26%
	Corporate Bonds and Notes - 6.37%
$7,422,855	Bank of Scotland,
	1.446%, 05/06/09	7,422,855
5,567,141	Svenska Handelsbanken,
	4.418%, 08/06/09 (c)	5,537,635
	Total Corporate Bonds and Notes
	(Cost $12,989,996)	12,960,490
	Corporate Paydown Securities - 3.45%
6,830,003	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/10 (d)	3,701,179
7,712,992	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/10 (d)	3,320,443
	Total Corporate Paydown Securities
	(Cost $14,542,995)	7,021,622

Number of
Shares		Value
	Money Market Funds - 6.43%
11,958,200	Mount Vernon Prime Portfolio	$11,958,200
1,296,890	Reserve Primary Fund (d)	1,117,271
	Total Money Market Funds
	(Cost $13,255,090)	13,075,471
Principal
Amount
	Cash - 0.01%
$20,397	Cash	20,397
	Total Cash
	(Cost $20,397)	20,397
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $40,808,478)	33,077,980
	Total Investments
	(Cost $288,684,384) - 120.13%	244,435,131
	Liabilities in Excess of Other
	Assets - (20.13)%	(40,955,912)
	TOTAL NET ASSETS - 100.00%	$203,479,219

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-Income producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $5,537,635, which represents 2.72% of total net assets.
(d) As of March 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
$8,138,893, which represent 4.00% of total net assets.

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS - 99.51%
	Aerospace & Defense - 2.52%
66,400	Northrop Grumman Corp.	$2,897,696
38,395	United Technologies Corp.	1,650,217
		4,547,913
	Air Freight & Logistics - 0.48%
19,600	FedEx Corp. (b)	872,004
	Airlines - 0.44%
123,960	Southwest Airlines Co. (b)	784,667
	Auto Components - 0.55%
82,400	Johnson Controls, Inc.	988,800
	Automobiles - 0.71%
96,050	Harley-Davidson, Inc. (b)	1,286,110
	Beverages - 1.28%
20,500	Diageo PLC - ADR	917,375
26,100	Molson Coors Brewing Co.	894,708
9,570	PepsiCo, Inc.	492,664
		2,304,747
	Capital Markets - 1.42%
14,970	Ameriprise Financial, Inc.	306,736
79,705	The Bank of New York
	Mellon Corp.	2,251,666
		2,558,402
	Chemicals - 0.56%
27,500	PPG Industries, Inc.	1,014,750
	Commercial Banks - 2.58%
58,100	PNC Financial Services Group	1,701,749
20,070	SunTrust Banks, Inc.	235,622
25,380	U.S. Bancorp	370,802
163,920	Wells Fargo & Co. (b)	2,334,220
		4,642,393
	Commercial Services & Supplies - 2.32%
36,360	Avery Dennison Corp.	812,282
14,150	The Dun & Bradstreet
	Corporation (b)	1,089,550
29,050	H&R Block, Inc.	528,420
68,400	Waste Management, Inc.	1,751,040
		4,181,292

Number of
Shares		Value
	Communications Equipment - 1.33%
86,845	Cisco Systems, Inc. (a)	$1,456,391
62,943	Juniper Networks, Inc. (a)(b)	947,921
		2,404,312
	Computers & Peripherals - 1.87%
75,230	Dell, Inc. (a)(b)	713,180
55,300	Hewlett Packard Co.	1,772,918
9,100	International Business
	Machines Corp.	881,699
		3,367,797
	Construction & Engineering - 0.23%
12,130	Fluor Corp.	419,092
	Construction Materials - 0.28%
11,361	Vulcan Materials Co. (b)	503,179
	Consumer Finance - 1.34%
177,480	American Express Co. (b)	2,419,052
	Containers & Packaging - 0.63%
81,800	Sealed Air Corp.	1,128,840
	Diversified Financial Services - 1.98%
113,778	J.P. Morgan Chase & Co.	3,024,219
23,550	Moody’s Corp. (b)	539,766
		3,563,985
	Diversified Telecommunication Services - 3.44%
140,400	AT&T, Inc.	3,538,080
88,200	Verizon Communications, Inc.	2,663,640
		6,201,720
	Electric Utilities - 1.42%
88,700	Edison International	2,555,447
	Electrical Equipment - 0.35%
22,100	Emerson Electric Co.	631,618
	Electronic Equipment & Instruments - 0.30%
35,300	Agilent Technologies, Inc. (a)	542,561
	Energy Equipment & Services - 2.39%
28,100	Diamond Offshore Drilling	1,766,366
98,700	Halliburton Co.	1,526,889
17,352	Transocean Ltd. (a)(b)	1,020,992
		4,314,247
See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing - 5.51%
65,170	Costco Wholesale Corp. (b)	$3,018,675
118,037	CVS Corp.	3,244,837
129,700	Safeway, Inc.	2,618,643
45,445	SYSCO Corp.	1,036,146
		9,918,301
	Food Products - 1.11%
64,250	ConAgra Foods, Inc. (b)	1,083,897
18,225	General Mills, Inc. (b)	909,063
		1,992,960
	Health Care Equipment & Supplies - 1.59%
97,000	Medtronic, Inc. (b) . . . . . . . . . . . . . .	2,858,590
	Health Care Providers & Services - 2.74%
101,195	Cardinal Health, Inc.	3,185,619
4,500	Express Scripts, Inc. (a)(b)	207,765
73,915	UnitedHealth Group, Inc.	1,547,041
		4,940,425
	Hotels, Restaurants & Leisure - 0.54%
17,655	McDonald’s Corp.	963,433
	Household Durables - 1.21%
24,825	The Black & Decker Corp.	783,477
57,050	Fortune Brands, Inc. (b)	1,400,577
		2,184,054
	Household Products - 2.73%
55,950	Kimberly-Clark Corp.	2,579,855
49,615	Procter & Gamble Co.	2,336,370
		4,916,225
	Industrial Conglomerates - 1.16%
20,100	3M Co.	999,372
87,000	General Electric Co.	879,570
11,112	Tyco International Ltd.	217,351
		2,096,293
	Insurance - 9.32%
136,095	The Allstate Corp.	2,606,219
1,008	Berkshire Hathaway, Inc. (a)(b)	2,842,560
64,050	Loews Corp.	1,415,505
115,600	MetLife, Inc.	2,632,212
101,900	Progressive Corp. (a)	1,369,536
83,000	Prudential Financial, Inc.	1,578,660

Number of
Shares		Value
	Insurance (Continued)
18,311	Transatlantic Holdings, Inc.	$653,153
90,910	Travelers Companies, Inc.	3,694,583
		16,792,428
	Internet Software & Services - 0.46%
2,370	Google, Inc. (a)	824,902
	IT Services - 1.12%
22,330	Alliance Data Systems Corp. (a)(b)	825,093
53,505	Iron Mountain, Inc. (a)(b)	1,186,206
		2,011,299
	Machinery - 2.69%
66,600	Caterpillar, Inc. (b)	1,862,136
37,410	Dover Corp.	986,876
32,060	Illinois Tool Works, Inc.	989,051
29,785	Parker Hannifin Corp.	1,012,094
		4,850,157
	Media - 3.42%
341,800	CBS Corp. (b)	1,312,512
124,825	Comcast Corp.	1,606,498
50,860	Grupo Televisa SA - ADR	693,730
95,840	News Corporation	634,461
18,826	Time Warner Cable, Inc.	466,879
75,000	Time Warner, Inc.	1,447,500
		6,161,580
	Metals & Mining - 0.83%
11,815	Freeport-McMoran Copper &
	Gold, Inc. (b)	450,270
27,400	Nucor Corp. (b)	1,045,858
		1,496,128
	Multi-Utilities - 1.11%
64,380	Dominion Resources, Inc.	1,995,136
	Office Electronics - 0.78%
307,700	Xerox Corp.	1,400,035
	Oil & Gas - 18.58%
49,830	Anadarko Petroleum Corp. (b)	1,937,888
83,355	Apache Corp.	5,342,222
24,900	Canadian Natural Resources Ltd.	960,144
52,800	Chevron Corporation	3,550,272
143,142	ConocoPhillips	5,605,441
81,215	Devon Energy Corp.	3,629,498

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
31,030	EOG Resources, Inc.	$1,699,203
107,600	Marathon Oil Corp.	2,828,804
83,020	Occidental Petroleum Corp.	4,620,063
16,080	Southwestern Energy Co. (a)(b)	477,415
92,135	XTO Energy, Inc. (b)	2,821,174
		33,472,124
	Pharmaceuticals - 9.49%
30,380	Abbott Laboratories	1,449,126
84,700	Eli Lilly & Co.	2,829,827
70,445	Johnson & Johnson	3,705,407
16,020	Merck & Co., Inc.	428,535
280,510	Pfizer, Inc.	3,820,546
101,410	Schering Plough Corp.	2,388,206
57,500	Wyeth	2,474,800
		17,096,447
	Road & Rail - 0.56%
16,900	Burlington Northern Santa Fe Corp.	1,016,535
	Semiconductor & Semiconductor
	Equipment - 1.46%
39,555	KLA-Tencor Corp.	791,100
111,555	Texas Instruments, Inc. (b)	1,841,773
		2,632,873
	Software - 2.49%
244,025	Microsoft Corp. (b)	4,482,739
	Specialty Retail - 0.64%
10,270	Bed Bath & Beyond, Inc. (a)(b)	254,182
38,500	Home Depot, Inc.	907,060
		1,161,242
	Textiles, Apparel & Luxury Goods - 0.37%
70,265	Hanesbrands, Inc. (a)	672,436
	Tobacco - 1.18%
99,100	Altria Group, Inc.	1,587,582
15,260	Philip Morris International, Inc.	542,951
		2,130,533
	Total Common Stocks (Cost $225,751,155)
		179,299,803

Number of
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 1.24%
	Real Estate Investment Trusts - 1.24%
99,700	Annaly Mortgage
	Management, Inc.	$1,382,839
24,670	Simon Property Group, Inc. (b)	854,569
		2,237,408
	Total Real Estate Investment Trusts
	(Cost $3,531,160)	2,237,408
	SHORT TERM INVESTMENTS - 2.56%
	Money Market Fund - 2.56%
4,612,665	Federated Prime Obligations Fund	4,612,665
	Total Short Term Investments
	(Cost $4,612,665)	4,612,665
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 12.98%
	Corporate Bonds and Notes - 4.52%
$4,662,432	Bank of Scotland,
	1.446%, 05/06/09	4,662,432
3,496,824	Svenska Handelsbanken,
	4.418%, 08/06/09 (c)	3,478,291
	Total Corporate Bonds and Notes
	(Cost $8,159,256)	8,140,723
	Corporate Paydown Securities - 3.57%
6,262,070	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/10 (d)	3,393,415
7,071,637	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/10 (d)	3,044,340
	Total Corporate Paydown Securities
	(Cost $13,333,707)	6,437,755
Shares
	Money Market Funds - 4.88%
7,511,166	Mount Vernon Prime Portfolio	7,511,166
1,483,950	Reserve Primary Fund (d)	1,278,423
	Total Money Market Funds
	(Cost $8,995,116)	8,789,589

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL (Continued)
	Cash - 0.01%
$12,810	Cash	$12,810
	Total Cash
	(Cost $12,810)	12,810
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $30,500,889)	23,380,877
	Total Investments
	(Cost $264,395,869) - 116.29% . .	209,530,753
	Liabilities in Excess of
	Other Assets - (16.29)%	(29,349,389)
	TOTAL NET
	ASSETS - 100.00%	$180,181,364

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-Income producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $3,478,291, which represents 1.93% of total net assets.
(d) As of March 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
$7,716,178, which represent 4.28% of total net assets.

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS - 101.75%
	Aerospace & Defense - 0.65%
2,800	American Science &
	Engineering, Inc.	$156,240
3,500	Axsys Technologies, Inc. (a)	147,140
		303,380
	Beverages - 0.16%
2,100	Hansen Natural Corp. (a)(b)	75,600
	Biotechnology - 6.82%
18,780	Alexion Pharmaceuticals,
	Inc. (a)(b)	707,255
5,300	Alkermes, Inc. (a)	64,289
5,002	Cephalon, Inc. (a)(b)	340,636
20,100	Cubist Pharmaceuticals, Inc. (a)(b)	328,836
11,141	ISIS Pharmaceuticals, Inc. (a)(b)	167,226
10,300	Martek Biosciences Corp. (b)	187,975
15,880	Myriad Genetics, Inc. (a)	722,063
8,385	Onyx Pharmaceuticals, Inc. (a)(b)	239,392
5,441	OSI Pharmaceuticals, Inc. (a)	208,173
23,700	PDL BioPharma Inc.	167,796
1,600	Vertex Pharmaceuticals, Inc. (a)(b)	45,968
		3,179,609
	Capital Markets - 1.41%
9,133	Affiliated Managers Group,
	Inc. (a)(b)	380,937
3,736	Greenhill & Co, Inc. (b)	275,904
		656,841
	Commercial Banks - 0.50%
8,174	Signature Bank (a)	230,752
	Commercial Services & Supplies -6.53%
8,647	DeVry, Inc. (b)	416,612
5,203	The Dun & Bradstreet
	Corporation (b)	400,631
5,091	FTI Consulting, Inc. (a)	251,903
10,515	IHS, Inc. (a)	433,008
13,800	Manpower, Inc. .	435,114
23,608	Monster Worldwide, Inc. (a)	192,405
27,500	Navigant Consulting, Inc. (a)	359,425
5,978	Stericycle, Inc. (a)	285,330
1,486	Strayer Education, Inc.	267,287
		3,041,715

Number of
Shares		Value
	Communications Equipment - 0.74%
16,900	Arris Group, Inc. (a)	$124,553
6,200	NICE Systems Ltd. - ADR (a)	154,132
7,400	Palm, Inc. (a)	63,788
		342,473
	Computers & Peripherals - 2.47%
12,800	NCR Corp. (a)(b)	101,760
13,195	NetApp, Inc. (a)(b)	195,814
19,100	Synaptics, Inc. (a)(b)	511,116
16,400	Teradata Corp. (a)	266,008
4,000	Western Digital Corp. (a)	77,360
		1,152,058
	Construction & Engineering - 0.35%
2,800	EMCOR Group, Inc. (a)(b)	48,076
2,800	URS Corp. (a)	113,148
		161,224
	Construction Materials - 0.88%
16,890	Eagle Materials, Inc. (b)	409,583
	Consumer Finance - 0.34%
31,900	SLM Corp. (a)(b)	157,905
	Containers & Packaging - 0.21%
4,600	Sonoco Products Co.	96,508
	Distributors - 0.14%
3,700	WESCO International, Inc. (a)	67,044
	Diversified Consumer Services - 3.57%
5,871	Capella Education Company (a)	311,163
4,400	Career Education Corp. (a)	105,424
35,304	Corinthian Colleges, Inc. (a)(b)	686,663
3,100	ITT Educational Services,
	Inc. (a)(b)	376,402
3,595	New Oriental Education &
	Technology Group,
	Inc. - ADR (a)(b)	180,649
		1,660,301
	Diversified Financial Services - 1.71%
7,417	Huron Consulting Group, Inc. (a)	314,703
28,614	MSCI, Inc. (a)	483,863
		798,566
	Diversified Telecommunication Services - 0.78%
41,000	Premiere Global Services, Inc. (a)	361,620

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Electric Utilities - 0.52%
5,573	ITC Holdings Corp.	$243,094
	Electrical Equipment - 1.13%
8,341	General Cable Corp. (a)	165,319
10,014	Regal-Beloit Corp.	306,829
2,200	Thomas & Betts Corp. (a)	55,044
		527,192
	Electronic Equipment & Instruments - 1.85%
14,100	Avnet, Inc. (a)	246,891
18,039	Dolby Laboratories, Inc. (a)(b)	615,310
		862,201
	Energy Equipment & Services - 2.14%
3,027	Core Laboratories NV (b)	221,455
19,400	Dresser-Rand Group, Inc. (a)(b)	428,740
17,900	Oil States International, Inc. (a)(b)	240,218
8,200	Superior Energy Services,
	Inc. (a)(b)	105,698
		996,111
	Food Products - 2.27%
1,900	American Italian Pasta Co. (a)(b)	66,139
7,900	Casey’s General Stores, Inc.	210,614
45,200	Del Monte Foods Co. (b)	329,508
4,700	Diamond Foods, Inc.	131,271
4,171	Green Mountain Coffee
	Roasters, Inc. (a)(b)	200,208
2,900	Lancaster Colony Corp.	120,292
		1,058,032
	Gas Utilities - 0.43%
11,600	NiSource, Inc.	113,680
2,400	Suburban Propane Partners LP	87,744
		201,424
	Health Care Equipment & Supplies - 8.22%
7,500	Align Technology, Inc. (a)	59,475
41,000	American Medical Systems
	Holdings, Inc. (a)	457,150
26,350	Conceptus, Inc. (a)(b)	309,613
3,700	Gen-Probe, Inc. (a)	168,646
22,556	Illumina, Inc. (a)(b)	839,986
9,522	Immucor, Inc. (a)(b)	239,478
2,115	Intuitive Surgical, Inc. (a)(b)	201,686
5,900	Invacare Corp.	94,577

Number of
Shares		Value
	Health Care Equipment & Supplies (Continued)
8,200	Merit Medical Systems, Inc. (a)	$100,122
9,253	NuVasive, Inc. (a)	290,359
20,345	ResMed, Inc. (a)(b)	718,992
10,900	Steris Corp. (b)	253,752
3,650	Thoratec Corp. (a)	93,769
		3,827,605
	Health Care Providers & Services - 3.66%
1,900	Amedisys, Inc. (a)(b)	52,231
4,000	Centene Corp. (a)	72,080
3,776	Cerner Corp. (a)	166,031
4,000	CIGNA Corp.	70,360
7,900	Emergency Medical Services
	Corp. (a)(b)	247,981
2,100	Genoptix, Inc. (a)	57,288
4,000	Gentiva Health Services, Inc. (a)	60,800
7,865	HMS Holdings Corp. (a)	258,758
13,600	Humana, Inc. (a)	354,688
7,100	LHC Group, Inc. (a)	158,188
6,200	Omnicare, Inc. (b)	151,838
1,400	Universal Health Services, Inc. (b)	53,676
		1,703,919
	Hotels, Restaurants & Leisure - 3.16%
5,000	Bally Technologies, Inc. (a)	92,100
5,662	Buffalo Wild Wings, Inc. (a)(b)	207,116
1,000	Chipotle Mexican Grill, Inc. (a)(b)	66,380
5,382	Darden Restaurants, Inc.	184,387
3,509	Panera Bread Co. (a)	196,153
7,381	PF Chang’s China Bistro, Inc. (a)(b)	168,877
46,122	Scientific Games Corp. (a)	558,538
		1,473,551
	Household Durables - 1.64%
42,400	D.R. Horton, Inc.	411,280
32,400	Pulte Homes, Inc.	354,132
		765,412
	Insurance - 0.78%
14,400	Assurant, Inc.	313,632
2,200	Stancorp Financial Group, Inc.	50,116
		363,748

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Internet & Catalog Retail - 2.58%
5,356	NetFlix, Inc. (a)(b)	$229,879
8,218	Priceline.com, Inc. (a)(b)	647,414
11,869	VistaPrint Limited (a)	326,279
		1,203,572
	Internet Software & Services - 1.84%
9,303	Akamai Technologies, Inc. (a)	180,478
3,851	Equinix, Inc. (a)	216,234
16,000	S1 Corp. (a)	82,400
9,200	Sohu.com, Inc. (a)(b)	380,052
		859,164
	IT Services - 3.70%
4,783	Alliance Data Systems
	Corp. (a)(b)	176,732
24,200	Broadridge Financial
	Solutions, Inc.	450,362
18,234	Cognizant Technology Solutions
	Corp. (a)	379,085
5,600	ManTech International Corp. (a)	234,640
20,062	SAIC, Inc. (a)(b)	374,557
5,300	Syntel, Inc. (b)	109,074
		1,724,450
	Leisure Equipment & Products - 0.33%
6,200	Hasbro, Inc.	155,434
	Life Sciences Tools & Services - 2.92%
2,800	Kendle International, Inc. (a)	58,688
16,067	Life Technologies Corp. (a)(b)	521,856
4,506	Millipore Corp. (a)	258,690
10,130	QIAGEN N.V. (a)	161,675
25,300	Sequenom, Inc. (a)(b)	359,766
		1,360,675
	Machinery - 3.12%
15,700	Bucyrus International, Inc.	238,326
18,928	IDEX Corp.	413,955
6,800	L.B. Foster Co. (a)	168,844
13,600	Navistar International Corp. (a)	455,056
6,791	Westinghouse Air Brake
	Technologies Corp.	179,147
		1,455,328
	Metals & Mining - 1.64%
6,700	Compass Minerals International,
	Inc. (b)	377,679
44,000	Steel Dynamics, Inc.	387,640
		765,319

Number of
Shares		Value
	Multiline Retail - 0.32%
3,361	Dollar Tree, Inc. (a)(b)	$149,733
	Oil & Gas - 3.73%
11,582	Arena Resources, Inc. (a)	295,109
9,228	Concho Resources, Inc. (a)	236,144
6,217	Continental Resources, Inc. (a)(b)	131,863
14,853	EXCO Resources, Inc. (a)	148,530
22,900	McMoRan Exploration Co. (a)	107,630
1,900	NuStar Energy L.P	87,609
11,991	Petrohawk Energy Corp. (a)(b)	230,587
11,796	Whiting Petroleum Corp. (a)	304,927
6,200	World Fuel Services Corp.	196,106
		1,738,505
	Personal Products - 0.42%
12,900	Herbalife Ltd.	193,242
	Pharmaceuticals - 3.35%
8,421	Auxilium Pharmaceuticals,
	Inc. (a)(b)	233,430
31,500	Medicines Co. (a)	341,460
20,500	Mylan Laboratories, Inc. (a)(b)	274,905
9,000	Sepracor, Inc. (a)(b)	131,940
12,700	Valeant Pharmaceuticals
	International (a)(b)	225,933
11,400	Watson Pharmaceuticals, Inc. (a)	354,654
		1,562,322
	Road & Rail - 1.59%
8,219	J.B. Hunt Transport Services, Inc.	198,160
16,253	Landstar System, Inc.	543,988
		742,148
	Semiconductor & Semiconductor
	Equipment - 5.64%
14,400	Atheros Communications, Inc. (a)	211,104
69,400	Integrated Device Technology,
	Inc. (a)	315,770
20,366	Lam Research Corp. (a)(b)	463,734
12,006	Microchip Technology, Inc. (b)	254,407
48,213	PMC-Sierra, Inc. (a)(b)	307,599
12,301	Power Integrations, Inc.	211,577
12,328	Silicon Laboratories, Inc. (a)(b)	325,459
13,300	Skyworks Solutions, Inc. (a)	107,198
22,538	Xilinx, Inc.	431,828
		2,628,676

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Software - 4.10%
37,700	Compuware Corp. (a)	$248,443
13,604	Macrovision Solutions Corp. (a)	242,015
16,200	Mentor Graphics Corp. (a)	71,928
30,230	Nuance Communications,
	Inc. (a)(b)	328,298
15,170	Solera Holdings, Inc. (a)(b)	375,913
16,991	Sybase, Inc. (a)(b)	514,657
22,200	Tibco Software, Inc. (a)	130,314
		1,911,568
	Specialty Retail - 8.73%
19,570	Aeropostale, Inc. (a)(b)	519,779
29,285	American Eagle Outfitters	358,448
13,000	The Buckle, Inc.	415,090
13,800	The Childrens Place Retail
	Stores, Inc. (a)	302,082
26,828	GameStop Corp. (a)	751,721
19,178	Guess?, Inc.	404,272
4,100	Jo-Ann Stores, Inc. (a)	66,994
8,200	Jos. A. Bank Clothiers, Inc. (a)(b)	228,042
36,700	Limited Brands, Inc. (b)	319,290
17,400	Rent-A-Center, Inc. (a)	337,038
1,900	Ross Stores, Inc. (b)	68,172
8,200	Tractor Supply Co. (a)	295,692
		4,066,620
	Textiles, Apparel & Luxury Goods - 1.99%
4,300	Deckers Outdoor Corp. (a)	228,072
12,246	Phillips-Van Heusen Corp. (b)	277,739
11,600	True Religion Apparel, Inc. (a)	136,996
11,892	Warnaco Group, Inc. (a)	285,408
		928,215
	Trading Companies & Distributors - 0.21%
3,100	MSC Industrial Direct Co., Inc.	96,317
	Transportation Infrastructure - 0.59%
16,301	Aegean Marine Petroleum
	Network Inc. (b)	273,042

Number of
Shares		Value
	Wireless Telecommunication Services - 1.89%
34,204	SBA Communications Corp. (a)(b)	$796,953
5,400	Syniverse Holdings, Inc. (a)	85,104
		882,057
	Total Common Stocks
	(Cost $49,666,284)	47,413,855
	REAL ESTATE INVESTMENT TRUSTS - 0.29%
	Real Estate Investment Trusts - 0.29%
14,400	Anworth Mortgage Asset Corp.	88,272
6,800	Inland Real Estate Corp.	48,212
		136,484
	Total Real Estate Investment Trusts
	(Cost $181,052)	136,484
	SHORT TERM INVESTMENTS - 1.95%
	Money Market Fund - 1.95%
909,490	Federated Prime Obligations Fund	909,490
	Total Short Term Investments
	(Cost $909,490)	909,490
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 23.18%
	Corporate Bonds and Notes - 9.75%
$2,601,594	Bank of Scotland,
	1.446%, 05/06/09	2,601,594
1,951,195	Svenska Handelsbanken,
	4.418%, 08/06/09 (c)	1,940,855
	Total Corporate Bonds and Notes
	(Cost $4,552,789)	4,542,449
	Corporate Paydown Securities - 3.68%
1,669,227	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/10 (d)	904,554
1,885,026	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/10 (d)	811,504
	Total Corporate Paydown Securities
	(Cost $3,554,253)	1,716,058
See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	Money Market Funds - 9.73%
4,191,161	Mount Vernon Prime Portfolio	$4,191,161
398,733	Reserve Primary Fund (d)	343,508
	Total Money Market Funds
	(Cost $4,589,894)	4,534,669
Principal
Amount
	Cash - 0.02%
$7,149	Cash	7,149
	Total Cash
	(Cost $7,149)	7,149
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $12,704,085)	10,800,325
	Total Investments
	(Cost $63,460,911) - 127.17%	59,260,154
	Liabilities in Excess of
	Other Assets - (27.17)%	(12,662,598)
	TOTAL NET
	ASSETS - 100.00%	$46,597,556

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-Income producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $1,940,855, which represents 4.17% of total net assets.
(d) As of March 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
$2,059,566, which represent 4.42% of total net assets.

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS - 94.19%
	Aerospace & Defense - 0.62%
17,915	BE Aerospace, Inc. (a)	$155,323
19,085	Hexcel Corp. (a)	125,389
		280,712
	Air Freight & Logistics - 0.31%
4,999	Ryder System, Inc.	141,522
	Airlines - 0.37%
19,075	Continental Airlines, Inc. (a)(b)	168,051
	Building Products - 0.81%
6,940	Ameron International Corp.	365,460
	Capital Markets - 3.60%
22,780	Calamos Asset Management,
	Inc. (b)	109,572
7,417	Investment Technology Group,
	Inc. (a)	189,282
56,370	Jefferies Group, Inc. (b)	777,906
5,430	KBW, Inc. (a)(b)	110,500
14,550	Knight Capital Group, Inc. (a)(b)	214,467
16,093	Penson Worldwide, Inc. (a)(b)	103,478
6,240	Raymond James Financial, Inc. (b).	122,928
		1,628,133
	Chemicals - 3.48%
7,708	Airgas, Inc.	260,608
9,371	Albemarle Corp.	204,007
20,863	Celanese Corp.	278,938
2,619	CF Industries Holdings, Inc.	186,290
49,441	Huntsman Corp.	154,750
11,230	Innophos Holdings, Inc.	126,674
5,595	Intrepid Potash, Inc. (a)	103,228
19,566	Rockwood Holdings, Inc. (a)	155,354
56,115	Solutia, Inc. (a)	104,935
		1,574,784
	Commercial Banks - 7.67%
23,394	Central Pacific Financial Corp. (b)	131,006
28,648	First Horizon National Corp.	307,682
16,889	First Midwest Bancorp, Inc. (b)	145,077
12,987	FirstMerit Corp.	236,363
6,976	Hancock Holding Co. (b)	218,209
13,059	Huntington Bancshares, Inc. (b)	21,678
96,150	Investors Bancorp, Inc. (a)(b)	814,391
5,238	PacWest Bancorp	75,061

Number of
Shares		Value
	Commercial Banks (Continued)
6,284	Trustmark Corp. (b)	$115,500
140,510	UCBH Holdings, Inc. (b)	212,170
20,070	UMB Financial Corp.	852,774
10,000	Whitney Holding Corp.	114,500
22,281	Zions Bancorporation (b)	219,022
		3,463,433
	Commercial Services & Supplies - 0.57%
17,598	CBIZ, Inc. (a)	122,658
10,785	Consolidated Graphics, Inc. (a)	137,185
		259,843
	Communications Equipment - 2.24%
140,183	ADC Telecommunications (a)(b)	615,403
8,934	Belden, Inc.	111,764
15,643	CommScope, Inc. (a)(b)	177,705
23,478	Tellabs, Inc. (a)	107,529
		1,012,401
	Computers & Peripherals - 0.59%
9,451	Diebold, Inc.	201,779
6,633	Electronics For Imaging, Inc. (a)	65,003
		266,782
	Construction & Engineering - 2.15%
26,033	Dycom Industries, Inc. (a)	150,731
21,880	Granite Construction, Inc. (b)	820,062
		970,793
	Containers & Packaging - 0.64%
5,799	Greif, Inc.	193,048
15,598	Myers Industries, Inc.	95,772
		288,820
	Diversified Consumer Services - 1.13%
10,940	Brink’s Home Security Holdings,
	Inc. (a)	247,244
29,040	Sotheby’s (b)	261,360
		508,604
	Diversified Financial Services - 2.06%
46,630	Leucadia National Corp. (a)	694,321
13,875	World Acceptance Corp. (a)	237,263

		931,584
	Diversified Telecommunication Services - 2.47%
62,928	Cincinnati Bell, Inc. (a)	144,734
25,720	Embarq Corp.	973,502
		1,118,236

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Electric Utilities - 5.38%
14,496	Cleco Corp.	$314,418
38,613	Great Plains Energy, Inc.	520,117
11,781	IDACORP, Inc.	275,204
19,287	Northeast Utilities	416,407
15,990	Portland General Electric Co.	281,264
15,087	Wisconsin Energy Corp. (b)	621,132
		2,428,542
	Electrical Equipment - 2.11%
3,380	A.O. Smith Corp.	85,108
36,640	Encore Wire Corp. (b)	785,195
2,760	Regal-Beloit Corp.	84,567
		954,870
	Electronic Equipment & Instruments - 4.76%
14,202	Arrow Electronics, Inc. (a)	270,690
37,220	Avnet, Inc. (a)	651,722
27,352	Benchmark Electronics, Inc. (a)	306,343
19,725	Jabil Circuit, Inc.	109,671
4,070	Mettler Toledo International,
	Inc. (a)(b)	208,913
17,650	Molex, Inc.	223,096
17,216	Plexus Corp. (a)	237,925
7,220	SYNNEX Corp. (a)	142,017
		2,150,377
	Energy Equipment & Services - 0.73%
9,083	Hornbeck Offshore Services,
	Inc. (a)	138,425
10,791	T-3 Energy Services, Inc. (a)	127,118
6,431	Willbros Group, Inc. (a)	62,381
		327,924
	Food & Staples Retailing - 2.19%
20,610	Andersons, Inc. (b)	291,426
4,030	Casey’s General Stores, Inc.	107,440
61,450	Winn Dixie Stores, Inc. (a)	587,462
		986,328
	Food Products - 0.84%
11,752	Dean Foods Co. (a)	212,476
3,097	Ralcorp Holdings, Inc. (a)	166,866
		379,342

Number of
Shares		Value
	Gas Utilities - 4.64%
12,051	AGL Resources, Inc. (b)	$319,713
7,183	New Jersey Resources Corp.	244,078
9,475	Northwest Natural Gas Co.	411,405
33,190	Oneok, Inc.	751,090
15,754	UGI Corp.	371,952
		2,098,238
	Health Care Providers & Services - 3.37%
7,520	AMERIGROUP Corp. (a)	207,101
9,150	AmSurg Corp. (a)	145,027
37,828	Assisted Living Concepts, Inc. (a)	512,948
5,690	Magellan Health Services, Inc. (a)	207,344
13,023	PerkinElmer, Inc.	166,304
7,384	Universal Health Services, Inc. (b)	283,102
		1,521,826
	Hotels, Restaurants & Leisure - 4.34%
19,921	Callaway Golf Co.	143,033
9,631	CEC Entertainment, Inc. (a)	249,250
10,730	Cracker Barrel Old Country
	Store, Inc.	307,307
15,370	Penn National Gaming, Inc. (a)	371,186
13,740	Royal Caribbean Cruises Ltd. (b)	110,057
21,070	Vail Resorts, Inc. (a)	430,460
69,638	Wendy’s Arby’s Group, Inc.	350,279
		1,961,572
	Household Durables - 0.92%
19,700	D.R. Horton, Inc.	191,090
10,886	Ryland Group, Inc.	181,361
47,025	Standard-Pacific Corp. (a)(b)	41,382
		413,833
	Insurance - 5.66%
13,887	AMBAC Financial Group, Inc. (b)	10,832
17,968	American Financial Group, Inc.	288,386
9,530	Arch Capital Group Ltd. (a)	513,286
6,690	Aspen Insurance Holdings Ltd	150,257
14,074	Fidelity National Financial, Inc.	274,584
15,680	The Hanover Insurance Group, Inc.	451,898
3,800	White Mountains Insurance
	Group Ltd.	653,258
9,510	WR Berkley Corp.	214,450
		2,556,951

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Machinery - 2.68%
5,550	Kennametal, Inc. (b)	$89,965
23,195	Manitowoc Co. (b)	75,848
59,310	Mueller Water Products,
	Inc. - Class A	195,723
10,564	Pall Corp.	215,823
8,930	Robbins & Myers, Inc.	135,468
13,750	Terex Corp. (a)(b)	127,187
40,840	Trinity Industries, Inc. (b)	373,278
		1,213,292
	Media - 1.03%
15,112	Cinemark Holdings, Inc. (b)	141,902
18,490	Discovery Communications Inc. (a)	296,210
23,330	Entercom Communications
	Corp. (b)	25,663
		463,775
	Metals & Mining - 3.32%
15,960	Allegheny Technologies, Inc.	350,003
37,950	Commercial Metals Co.	438,322
6,460	Kaiser Aluminum Corp. (b)	149,355
12,190	Schnitzer Steel Industries, Inc.	382,644
20,612	Steel Dynamics, Inc.	181,592
		1,501,916
	Multi-Utilities - 2.48%
75,040	CenterPoint Energy, Inc.	782,667
16,010	Vectren Corp.	337,651
		1,120,318
	Oil & Gas - 6.56%
9,599	Carrizo Oil & Gas, Inc. (a)(b)	85,239
22,910	CNX Gas Corp. (a)	543,196
11,750	Comstock Resources, Inc. (a)(b)	350,150
31,450	Denbury Resources, Inc. (a)	467,347
15,709	Encore Acquisition Co. (a)	365,549
16,990	Overseas Shipholding Group, Inc.	385,163
15,130	Plains All American
	Pipeline, L.P. (b)	556,179
26,380	Quicksilver Resources, Inc. (a)(b)	146,145
2,445	Whiting Petroleum Corp. (a)(b)	63,203
		2,962,171

Number of
Shares		Value
	Pharmaceuticals - 2.20%
30,360	King Pharmaceuticals, Inc. (a)	$214,645
8,344	Perrigo Co.	207,182
13,200	Sepracor, Inc. (a)(b)	193,512
12,212	Watson Pharmaceuticals, Inc. (a)	379,915
		995,254
	Road & Rail - 0.86%
7,720	AMERCO (a)	258,851
5,622	Old Dominion Freight Line (a)(b)	132,061
		390,912
	Semiconductor & Semiconductor
	Equipment - 2.21%
19,520	Advanced Energy Industries,
	Inc. (a)	146,986
35,629	Atmel Corp. (a)	129,333
9,274	Brooks Automation, Inc. (a)	42,753
15,280	Cypress Semiconductor Corp. (a)	103,446
24,458	Diodes, Inc. (a)(b)	259,499
49,481	Integrated Device Technology,
	Inc. (a)	225,139
6,244	MKS Instruments, Inc. (a)	91,599
		998,755
	Software - 0.44%
6,986	Novell, Inc. (a)	29,760
16,772	Parametric Technology Corp. (a)	167,385
		197,145
	Specialty Retail - 1.85%
3,267	Abercrombie & Fitch Co.	77,754
21,270	Brown Shoe Co., Inc. (b)	79,762
30,983	Chico’s FAS, Inc. (a)	166,379
16,268	Foot Locker, Inc. (b)	170,489
22,600	Men’s Wearhouse, Inc.	342,164
		836,548
	Textiles, Apparel & Luxury Goods - 0.75%
49,724	Jones Apparel Group, Inc.	209,836
5,615	Phillips-Van Heusen Corp. (b)	127,348
		337,184
	Thrifts & Mortgage Finance - 5.10%
23,920	Capitol Federal Financial	904,415
2,889	Dime Community Bancshares	27,099
59,580	Hudson City Bancorp, Inc.	696,490
39,044	TFS Financial Corp.	473,604

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance (Continued)
$11,012	Washington Federal, Inc.	$146,349
12,868	Webster Financial Corp.	54,689
		2,302,646
	Tobacco - 0.81%
5,935	Lorillard, Inc.	366,427
	Wireless Telecommunication Services - 0.25%
7,045	Syniverse Holdings, Inc. (a)	111,029
	Total Common Stocks
	(Cost $61,460,198)	42,556,333
	REAL ESTATE INVESTMENT TRUSTS - 7.04%
	Real Estate Investment Trusts - 7.04%
3,620	Alexandria Real Estate Equities,
	Inc. (b)	131,768
7,247	American Campus Communities, Inc.	125,808
59,050	Anworth Mortgage Asset Corp.	361,976
5,430	Digital Realty Trust, Inc. (b)	180,167
18,859	First Potomac Realty Trust	138,614
7,750	Health Care REIT, Inc. (b)	237,072
4,099	Healthcare Realty Trust, Inc. (b)	61,444
43,535	MFA Mortgage Investments, Inc.	255,986
10,204	National Retail Properties, Inc. (b)	161,631
32,760	Plum Creek Timber Co., Inc. (b)	952,333
17,196	Realty Income Corp. (b)	323,629
3,831	Senior Housing Properties Trust	53,711
14,160	SL Green Realty Corp. (b)	152,928
16,209	Sunstone Hotel Investors, Inc.	42,630
		3,179,697
	Total Real Estate Investment Trusts
	(Cost $5,369,834)	3,179,697
	SHORT TERM INVESTMENTS - 1.16%
	Money Market Fund - 1.16%
525,896	Federated Prime Obligations Fund	525,896
	Total Short Term Investments
	(Cost $525,896)	525,896
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 15.85%
	Corporate Bonds and Notes - 6.68%
$1,729,366	Bank of Scotland,
	1.446%, 05/06/09	1,729,366

Principal
Amount		Value
	Corporate Bonds and Notes (Continued)
$1,297,025	Svenska Handelsbanken,
	4.418%, 08/06/09 (c)	$1,290,150
	Total Corporate Bonds and Notes
	(Cost $3,026,391)	3,019,516

	Corporate Paydown Securities - 2.22%
975,362	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/10 (d)	528,549
1,101,458	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/10 (d)	474,177
	Total Corporate Paydown Securities
	(Cost $2,076,820)	1,002,726
Shares
	Money Market Funds - 6.94%
2,786,005	Mount Vernon Prime Portfolio	2,786,005
403,656	Reserve Primary Fund (d)	347,750
	Total Money Market Funds
	(Cost $3,189,661)	3,133,755
Principal
Amount
	Cash - 0.01%
$4,752	Principal Cash	4,752
	Total Cash
	(Cost $4,752)	4,752
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $8,297,624)	7,160,749
	Total Investments
	(Cost $75,653,552) - 118.24%	53,422,675
	Liabilities in Excess of
	Other Assets - (18.24)%	(8,243,021)
	TOTAL NET
	ASSETS - 100.00%
		$45,179,654

Percentages are stated as a percent of net assets.
(a) Non-income producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $1,290,150, which represents 2.86% of total net assets.
(d) As of March 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
$1,350,476, which represent 2.99% of total net assets.

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS - 97.40%
	Australia - 6.55%
98,453	CSL Ltd.	$2,224,703
214,828	National Australia Bank Ltd.	2,998,865
115,611	Newcrest Mining Ltd. (a)	2,661,299
1,760,962	Telstra Corp.	3,930,918
215,075	Wesfarmers Ltd.	2,822,166
		14,637,951
	China - 2.09%
7,359,000	Bank Of China Ltd.	2,439,770
676,000	China Life Insurance
	Company Ltd.	2,223,372
		4,663,142
	Czech Republic - 0.86%
53,571	CEZ	1,915,943
	Finland - 0.36%
141,043	UPM-Kymmene Corp.	814,023
	France - 12.40%
109,414	Carrefour SA	4,268,247
31,238	Casino Guichard Perrachon SA	2,032,576
286,244	France Telecom SA	6,525,564
77,887	GDF Suez SA	2,671,109
57,310	Renault SA .	1,178,417
93,253	Saint-Gobain SA	2,612,863
35,836	Sanofi-Aventis SA	2,011,162
46,066	Societe Generale SA	1,801,962
92,697	TOTAL SA	4,583,823
		27,685,723
	Germany - 5.88%
39,397	Allianz AG	3,297,637
41,816	Deutsche Telekom AG	517,934
99,693	E.ON AG	2,764,902
54,786	RWE AG	3,836,702
31,471	Siemens AG	1,796,671
104,906	Tognum AG (a)	909,936
		13,123,782
	Hong Kong - 2.31%
473,000	Hongkong Electric Holdings Ltd.	2,810,276
263,000	Sun Hung Kai Properties Ltd.	2,359,894
		5,170,170

Number of
Shares		Value
	Italy - 2.94%
135,816	ENI SpA	$2,629,708
934,710	Intesa Sanpaolo SpA	2,570,908
123,836	UBI Banca ScpA	1,363,579
		6,564,195
	Japan - 20.61%
240,900	Canon, Inc.	7,022,675
36,600	East Japan Railway	1,908,113
274	Inpex Holdings, Inc.	1,940,438
495,000	Itochu Corp.	2,442,342
190,000	Kao Corp.	3,707,356
862	KDDI Corp.	4,059,279
122,400	Millea Holdings, Inc.	3,014,588
151,000	Mitsui Fudosan Co., Ltd.	1,656,449
275,000	Sekisui House Ltd.	2,105,245
113,300	Seven & i Holdings Co., Ltd.	2,501,331
49,600	Shin-Etsu Chemical Co. Ltd.	2,436,863
46,737	Sumitomo Mitsui Financial
	Group, Inc.	1,645,674
114,500	Takeda Pharmaceutical Co. Ltd.	3,972,528
195,300	Toyota Motor Corp.	6,203,482
35,960	Yamada Denki Co. Ltd.	1,419,159
		46,035,522
	Netherlands - 2.03%
196,237	Reed Elsevier NV	2,099,905
124,050	Unilever NV	2,443,935
		4,543,840
	Singapore - 3.38%
853,000	Oversea-Chinese Banking
	Corp. Ltd.	2,719,329
1,175,000	Singapore Telecommunications Ltd.	1,958,570
449,000	United Overseas Bank Ltd.	2,880,015
		7,557,914
	Spain - 5.63%
816,564	Banco Santander Central
	Hispano SA	5,630,047
460,383	Iberdrola Renovables (a)	1,906,789
111,656	Iberdrola SA	783,379
212,955	Telefonica SA	4,246,614
		12,566,829
	Sweden - 0.93%
55,400	Hennes & Mauritz AB	2,076,954

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Switzerland - 7.92%
125,769	Nestle SA	$4,249,026
122,423	Novartis AG	4,631,699
32,342	Roche Holding AG	4,438,944
7,335	Swisscom AG	2,059,499
14,551	Zurich Financial Services AG	2,299,688
		17,678,856
	Taiwan - 2.15%
537,300	Taiwan Semiconductor
	Manufacturing Co., Ltd. - ADR	4,808,835
	United Kingdom - 21.36%
127,454	Autonomy Corp. Plc (a)	2,379,505
484,360	Aviva Plc	1,501,996
255,259	Babcock International Group Plc	1,570,271
440,056	BAE Systems Plc	2,110,553
160,596	BHP Billiton Plc	3,167,847
1,171,026	BP Plc	7,852,147
465,733	Compass Group Plc	2,129,889
485,431	GlaxoSmithKline Plc	7,560,413
374,339	HSBC Holdings Plc	2,084,152
250,443	Reed Elsevier Plc	1,795,677
94,800	Rio Tinto Plc	3,183,192
205,818	Royal Dutch Shell Plc	4,591,618
240,767	Unilever Plc	4,552,824
1,843,967	Vodafone Group Plc	3,214,862
		47,694,946
	Total Common Stocks
	(Cost $263,912,552)	217,538,625
	PREFERRED STOCKS - 0.86%
	Brazil - 0.86%
78,300	Petroleo Brasileiro SA	1,918,350
	Total Preferred Stocks
	(Cost $2,118,949)	1,918,350
	RIGHTS - 0.14%
	United Kingdom - 0.14%
155,975	HSBC Holdings Plc	315,557
	Total Rights (Cost $304,249)	315,557
	SHORT TERM INVESTMENTS - 1.38%
	Money Market Fund - 1.38%
3,082,411	Federated Prime Obligations Fund	3,082,411
	Total Short Term Investments
	(Cost $3,082,411)	3,082,411
Principal
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 0.59%
	Corporate Paydown Securities - 0.45%
$987,708	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/10 (b)	$535,239
1,115,400	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/10 (b)	480,180
	Total Corporate Paydown Securities
	(Cost $2,103,108)	1,015,419
Shares
	Money Market Fund - 0.14%
353,535	Reserve Primary Fund (b)	304,570
	Total Money Market Funds
	(Cost $353,535)	304,570
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $2,456,643)	1,319,989
	Total Investments
	(Cost $271,874,804) - 100.37%	224,174,932
	Liabilities in Excess of
	Other Assets - (0.37)%	(835,731)
	TOTAL NET
	ASSETS - 100.00%	$223,339,201

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-Income producing.
(b)	As of March 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
$1,319,989, which represent 0.59% of total net assets

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS - 0.19%
	Office Property - 0.19%
15,025	Brookfield Properties Co.	$86,244
	Total Common Stocks
	(Cost $83,213)	86,244
	REAL ESTATE INVESTMENT
	TRUSTS, COMMON STOCKS - 98.08%
	Apartments - 16.16%
35,911	AvalonBay Communities, Inc. (a)	1,689,972
41,912	BRE Properties, Inc.	822,733
132,242	Equity Residential (a)	2,426,641
25,219	Essex Property Trust, Inc. (a)	1,446,057
9,110	Home Properties, Inc.	279,221
9,700	Post Properties, Inc.	98,358
81,200	UDR, Inc.	699,132
		7,462,114
	Diversified - 14.22%
1,090	Alexander’s, Inc.	185,714
12,820	American Campus
	Communities, Inc.	222,555
49,790	Digital Realty Trust, Inc. (a)	1,652,032
26,567	Entertainment Properties Trust (a).	418,696
9,000	Equity Lifestyle Properties, Inc.	342,900
48,175	Liberty Property Trust (a)	912,435
2,700	PS Business Parks, Inc.	99,495
75,360	Vornado Realty Trust (a)	2,504,966
13,200	Washington Real Estate
	Investment Trust	228,360
		6,567,153
	Health Care - 15.24%
122,595	HCP, Inc. (a)	2,188,320
47,176	Health Care REIT, Inc.	1,443,114
14,400	Healthcare Realty Trust, Inc. (a)	215,856
82,280	Nationwide Health Properties,
	Inc. (a)	1,825,793
60,326	Ventas, Inc. (a)	1,363,971
		7,037,054
	Hotels & Motels - 1.24%
21,170	Diamondrock Hospitality Co.	84,892
124,820	Host Hotels & Resorts, Inc. (a)	489,294
		574,186

Number of
Shares		Value
	Office Property - 14.45%
36,176	Alexandria Real Estate
	Equities, Inc. (a)	$1,316,806
54,520	BioMed Realty Trust, Inc.	369,100
57,768	Boston Properties, Inc. (a)	2,023,613
25,500	Brandywine Realty Trust	72,675
58,036	Corporate Office Properties
	Trust (a)	1,441,034
43,120	Douglas Emmett, Inc.	318,657
11,700	Highwoods Properties, Inc. (a)	250,614
21,077	Kilroy Realty Corp.	362,314
6,980	Mack-Cali Realty Corp.	138,274
35,281	SL Green Realty Corp. (a)	381,035
		6,674,122
	Paper & Forest Products - 1.91%
30,340	Plum Creek Timber Co., Inc. (a)	881,984
	Regional Malls - 11.66%
16,300	CBL & Associates Properties, Inc..	38,468
90,626	The Macerich Co. (a)	567,319
111,001	Simon Property Group, Inc. (a)	3,845,075
54,860	Taubman Centers, Inc. (a)	934,814
		5,385,676
	Shopping Centers - 11.53%
10,360	Developers Diversified Realty Corp.	22,067
11,900	Equity One, Inc. (a)	145,061
40,844	Federal Realty Investment Trust (a)	1,878,824
47,630	Kimco Realty Corp. (a)	362,941
34,470	National Retail Properties, Inc. (a)	546,005
37,346	Regency Centers Corp. (a)	992,283
16,900	Saul Centers, Inc.	388,193
32,010	Tanger Factory Outlet Centers,
	Inc. (a)	987,828
		5,323,202
	Storage - 7.33%
60,176	Extra Space Storage, Inc.	331,570
55,320	Public Storage, Inc. (a)	3,056,430
		3,388,000

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Warehouse/Industrial - 4.34%
62,104	AMB Property Corp.	$894,298
29,570	DCT Industrial Trust, Inc. (a)	93,737
13,750	EastGroup Properties, Inc.	385,962
96,962	ProLogis (a)	630,253
		2,004,250
	Total Real Estate Investment
	Trusts, Common Stocks
	(Cost $55,524,447)	45,297,741
	REAL ESTATE INVESTMENT
	TRUSTS, PREFERRED STOCKS - 1.95%
	Diversified - 0.35%
10,700	Vornado Realty Trust (a)	162,105
	Office Property - 1.09%
18,400	Corporate Office Properties Trust (a)	330,648
8,800	Kilroy Realty Corp.	114,840
5,500	SL Green Realty Corp. (a)	56,925
		502,413
	Regional Malls - 0.35%
10,600	Taubman Centers, Inc. (a)	161,226
	Shopping Centers - 0.16%
4,500	Regency Centers LP (a)	74,250
	Total Real Estate Investment
	Trusts, Preferred Stocks
	(Cost $1,130,963)	899,994
	SHORT TERM INVESTMENTS - 1.55%
	Money Market Fund - 1.55%
714,368	Federated Prime Obligations Fund .	714,368
	Total Short Term Investments
	(Cost $714,368)	714,368
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 22.12%
	Corporate Bonds and Notes - 10.21%
$2,701,391	Bank of Scotland,
	1.446%, 05/06/09	2,701,391
2,026,043	Svenska Handelsbanken,
	4.418%, 08/06/09 (b)	2,015,305
	Total Corporate Bonds and Notes
	(Cost $4,727,434)	4,716,696

Principal
Amount		Value
	Corporate Paydown Securities - 2.04%
$918,569	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/10 (c)	$497,773
1,037,322	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/10 (c)	446,567
	Total Corporate Paydown Securities
	(Cost $1,955,891)	944,340
Shares
	Money Market Funds - 9.85%
4,351,934	Mount Vernon Prime Portfolio	4,351,934
226,441	Reserve Primary Fund (c)	195,079
	Total Money Market Funds
	(Cost $4,578,375)	4,547,013
Principal
Amount
	Cash - 0.02%
$7,423	Cash	7,423
	Total Cash
	(Cost $7,423)	7,423
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $11,269,123)	10,215,472
	Total Investments
	(Cost $68,722,114) - 123.89%	57,213,819
	Liabilities in Excess of
	Other Assets - (23.89)%	(11,032,141)
	TOTAL NET
	ASSETS - 100.00%	$46,181,678

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan.
(b)	Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $2,015,305, which represents 4.36% of total net assets.
(c)	As of March 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
$1,139,419, which represent 2.47% of total net assets

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2009

Principal
Amount		Value
	MUNICIPAL BONDS - 97.76%
	Alabama - 0.95%
$1,000,000	Jefferson County Schools,
	Revenue Bond, FSA Insured,
	5.500%, 01/01/2021	$795,960
1,000,000	Mobile Industrial Development
	Board Pollution Control, Revenue
	Bond, 4.880%, 06/01/2034	1,040,290
		1,836,250
	Arizona - 3.24%
135,000	Maricopa County Elementary
	School District, Refunding,
	GO, FSA Insured,
	5.000%, 07/01/2012	147,702
965,000	Maricopa County Industrial
	Development Authority Senior
	Living Facilities, Refunding,
	Revenue Bond,
	3.650%, 09/15/2035	969,391
1,000,000	Phoenix Civic Improvement
	Wastewater System, Refunding,
	Revenue Bond,
	5.000%, 07/01/2020	1,071,760
	Pinal County Industrial Development
	Authority Correctional Facilities,
	Revenue Bond, ACA Insured,
750,000	5.250%, 10/01/2014	694,192
1,000,000	5.250%, 10/01/2015	903,130
1,000,000	Pinal County, CP,
	5.000%, 12/01/2029	851,550
1,500,000	Salt River Project, Series A,
	Revenue Bond,
	5.000%, 01/01/2021	1,635,105
		6,272,830
	California - 9.10%
1,000,000	California Communities Development
	Authority, Revenue Bond,
	5.500%, 07/01/2037	658,530
3,600,000	California Communities Development
	Authority, Series C, Revenue Bond,
	3.850%, 11/01/2029	3,581,856
920,000	California Community College of
	the Desert District, Series C,
	GO, FSA Insured,
	5.000%, 08/01/2037	866,843

Principal
Amount		Value
	California (Continued)
$1,000,000	California Educational Facilities
	Authority, Revenue Bond,
	5.000%, 10/01/2039	$975,550
	California, GO,
1,000,000	5.000%, 06/01/2031	887,500
1,000,000	6.500%, 04/01/2033	1,051,750
600,000	California Statewide Community
	Development Authority, Series A,
	Revenue Bond, ACA Insured,
	5.630%, 08/01/2034	433,650
1,000,000	Gilroy Unified School District, GO,
	Assured Guaranty Inured,
	6.000%, 08/01/2025	1,084,860
2,970,000	Golden West Schools Funding
	Authority, Refunding, GO,
	AMBAC Insured,
	5.500%, 08/01/2019	3,408,758
1,000,000	Los Angeles Community College
	District, Series F, GO,
	5.000%, 08/01/2033	931,980
145,000	Los Angeles Unified School District,
	Series A, Refunding, GO,
	FGIC Insured,
	4.250%, 01/01/2028	123,257
1,210,000	Los Angeles Unified School
	District, Series F, GO,
	5.000%, 01/01/2034	1,139,530
500,000	Roseville Westpark Community
	Facilities, Special Tax,
	5.250%, 09/01/2037	316,255
1,000,000	Sacramento County Sanitation
	District, Revenue Bond,
	5.000%, 12/01/2036	936,020
1,175,000	San Francisco Steinhart Aquarium,
	Series F, GO,
	5.000%, 06/15/2023	1,213,998
		17,610,337
	Colorado - 1.12%
	Denver City & County Justice
	System, GO,
1,500,000	5.000%, 08/01/2023	1,624,245
500,000	5.000%, 08/01/2024	535,365
		2,159,610

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MUNICIPAL BONDS (Continued)
	Connecticut - 0.52%
$1,000,000	Connecticut Health & Educational
	Facilities Authority, Revenue Bond,
	4.700%, 07/01/2029	$1,012,210
	Delaware - 0.32%
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	627,280
	District of Columbia - 0.10%
200,000	District of Columbia, Series B,
	Unrefunded, GO,
	5.500%, 06/01/2009	201,162
	Florida - 3.04%
315,000	Beacon Lakes Community
	Development, Series A,
	Special Assessment,
	6.000%, 05/01/2038	185,589
245,000	Boynton Village Community
	Development District, Series A,
	Special Assessment,
	5.750%, 05/01/2037	140,133
1,375,000	Highlands County Health Facilities
	Authority, Revenue Bond,
	5.000%, 11/15/2029	1,405,827
1,250,000	Miami-Dade County Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 04/01/2034	1,418,488
625,000	Palm Glades Community
	Development, Series B,
	Special Assessment,
	4.850%, 08/01/2011	420,531
1,200,000	Seminole Tribe Special Obligation,
	Series A, Revenue Bond,
	5.750%, 10/01/2022	923,616
625,000	Tolomato Community Development
	District, Special Assessment,
	6.380%, 05/01/2017	499,606
1,000,000	University of Florida, Revenue Bond,
	AMBAC Insured,
	5.130%, 09/01/2033	888,590
		5,882,380

Principal
Amount		Value
	Georgia - 2.95%
$350,000	Chatham County Hospital Authority,
	Revenue Bond,
	6.130%, 01/01/2024	$288,722
1,000,000	Fulton County School District,
	Refunding, GO,
	5.250%, 01/01/2014	1,133,770
1,400,000	Gainesville Educational Facilities
	Redevelopment Authority,
	Refunding, Revenue Bond,
	5.130%, 03/01/2037	752,794
1,500,000	Georgia, Series B, GO,
	5.000%, 01/01/2027	1,579,110
470,000	Marietta Development Authority,
	Revenue Bond,
	7.000%, 06/15/2039	350,474
1,500,000	Municipal Electric Authority of
	Georgia, Series A, Refunding,
	Revenue Bond,
	5.250%, 01/01/2018	1,614,180
		5,719,050
	Idaho - 0.54%
1,000,000	Boise-Kuna District, Revenue Bond,
	7.380%, 06/01/2034	1,040,670
	Illinois - 11.98%
1,250,000	Chicago Board of Education,
	Series B, Refunding, GO,
	5.000%, 12/01/2023	1,268,350
100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, Refunding, GO,
	6.050%, 12/01/2009	103,603
75,000	Chicago Park District, Revenue Bond,
	ACA Insured,
	6.250%, 01/01/2016	78,084
	Chicago Wastewater Transmission,
	Refunding, Revenue Bond,
	FGIC Insured,
625,000	5.500%, 01/01/2010	644,037
100,000	5.380%, 01/01/2013	108,694
	Chicago, GO,
2,500,000	5.000%, 12/01/2024	2,509,300
1,000,000	5.000%, 01/01/2026	1,010,360

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,050,000	Illinois Finance Authority Sherman
	Health Systems, Refunding,
	Revenue Bond,
	5.500%, 08/01/2037	$699,836
	Illinois Finance Authority, Series A,
	Revenue Bond,
1,370,000	5.250%, 10/01/2010	1,428,622
250,000	5.000%, 04/01/2017	228,800
650,000	Illinois Finance Authority, Series B,
	Revenue Bond,
	5.500%, 08/15/2028	582,485
1,000,000	Illinois State Sales Tax, Revenue Bond,
	5.250%, 06/15/2024	1,038,420
2,500,000	Illinois State Toll Highway
	Authority, Series A, Revenue Bond,
	FSA Insured,
	5.000%, 01/01/2026	2,895,550
1,000,000	Illinois, Series 1, GO,
	5.380%, 07/01/2013	1,130,050
2,690,000	Lombard Public Facilities,
	Series B, Revenue Bond,
	5.250%, 01/01/2030	2,508,398
675,000	Markham, Series C, GO,
	4.750%, 02/01/2017	637,038
500,000	Northlake, GO, FGIC Insured,
	5.000%, 12/01/2029	483,705
500,000	Regional Transportation Authority,
	Series B, Revenue Bond,
	FGIC Insured,
	5.380%, 06/01/2014	549,000
2,000,000	Southwestern Illinois Development
	Authority, Revenue Bond,
	5.750%, 02/01/2029	2,100,920
3,030,000	St. Clair County High School
	District No. 203, Series A,
	GO, AMBAC Insured,
	5.750%, 12/01/2026	3,194,468
		23,199,720
	Indiana - 2.71%
195,000	Allen County War Memorial,
	Revenue Bond,
	4.500%, 05/01/2019	200,162

Principal
Amount		Value
	Indiana (Continued)
	Noblesville Redevelopment
	Authority, Revenue Bond,
$200,000	4.500%, 02/01/2011	$209,404
305,000	4.500%, 08/01/2012	326,368
820,000	Portage Economic Development,
	Revenue Bond,
	5.000%, 07/15/2023	583,471
1,155,000	Sheridan Community School’s
	Building Corporation, Revenue
	Bond, FSA Insured,
	5.500%, 07/15/2020	1,293,877
1,285,000	Tri-Creek Middle School Building
	Corporation, Revenue Bond,
	FSA Insured,
	5.250%, 07/15/2021	1,416,841
1,135,000	Wayne Township Marion County
	School Building Corporation,
	Revenue Bond, MBIA Insured,
	5.500%, 07/15/2023	1,224,211
		5,254,334
	Iowa - 0.62%
600,000	Iowa Finance Authority Health
	Facilities, Revenue Bond,
	5.250%, 07/01/2010	585,618
600,000	Iowa Finance Authority Pollution
	Control, Revenue Bond,
	FGIC Insured,
	5.000%, 07/01/2014	611,586
		1,197,204
	Kansas - 0.22%
720,000	Wyandotte County, Revenue Bond,
	4.880%, 10/01/2028	431,662
	Kentucky - 0.82%
500,000	Kentucky Economic Development
	Finance Authority, Revenue Bond,
	5.750%, 12/01/2028	505,275
	Murray Hospital Facilities,
	Refunding, Revenue Bond,
535,000	4.200%, 08/01/2010	519,940
630,000	4.380%, 08/01/2014	558,986
		1,584,201

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MUNICIPAL BONDS (Continued)
	Louisiana - 2.86%
$1,000,000	Louisiana Office Facilities Corp.,
	Revenue Bond, AMBAC Insured,
	5.500%, 05/01/2016	$1,055,630
2,805,000	Louisiana Public Facilities Authority,
	Revenue Bond,
	5.500%, 05/15/2032	3,169,566
1,235,000	Louisiana, Series A, GO,
	5.000%, 10/15/2018	1,305,790
		5,530,986
	Maine - 0.24%
500,000	South Berwick Education,
	Revenue Bond,
	5.250%, 08/01/2013	465,995
	Maryland - 1.96%
1,160,000	Maryland Department of
	Transportation County T
	Construction, Revenue Bond,
	5.500%, 02/01/2017	1,364,473
1,000,000	Maryland Health & Higher
	Education Facilities Authority,
	Refunding, Revenue Bond,
	5.000%, 07/01/2013	999,970
	Maryland Health & Higher
	Education Facilities Authority,
	Revenue Bond,
750,000	5.200%, 01/01/2024	544,058
245,000	5.000%, 05/15/2048	258,438
860,000	Maryland Student Housing Economic
	Development, Revenue Bond,
	5.750%, 06/01/2033	619,570
		3,786,509
	Massachusetts - 2.38%
95,000	Massachusetts Bay Transportation
	Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	105,783
785,000	Massachusetts Health & Educational
	Facilities Authority, Series A,
	Refunding, Revenue Bond,
	5.500%, 11/15/2036	833,097
1,000,000	Massachusetts Health & Educational
	Facilities Authority, Series A,
	Revenue Bond,
	5.000%, 07/15/2036	1,011,750

Principal
Amount		Value
	Massachusetts (Continued)
$1,000,000	Massachusetts Health & Educational
	Facilities Authority, Series B,
	Revenue Bond,
	5.000%, 10/01/2038	$1,015,210
120,000	Massachusetts State Water Resources
	Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	136,468
1,500,000	Massachusetts, Series A
	Refunding, GO,
	5.000%, 09/01/2032	1,497,885
		4,600,193
	Michigan - 1.45%
75,000	Detroit Sewer Disposal,
	Revenue Bond,
	7.100%, 12/15/2009	75,782
150,000	Dundee Community School District,
	GO, Q-SBLF Insured,
	5.380%, 05/01/2010	157,332
600,000	Kent Hospital Finance Authority,
	Series A, Revenue Bond,
	5.500%, 01/15/2047	609,438
800,000	Lansing School District, Refunding,
	GO, Q-SBLF Insured,
	5.000%, 05/01/2017	868,928
730,000	Michigan Building Authority,
	Series I, Refunding, Revenue Bond,
	4.750%, 10/15/2025	642,918
455,000	Michigan State Hospital Finance
	Authority, Revenue Bond,
	7.130%, 05/01/2009	455,933
		2,810,331
	Minnesota - 1.33%
800,000	Minneapolis Health Care, Series A,
	Refunding, Revenue Bond,
	6.625%, 11/15/2028	823,696
295,000	Prior Lake Independent School
	District, Series A, GO, FGIC Insured,
	4.750%, 02/01/2010	303,396
1,325,000	St. Paul Sewer, Series D,
	Revenue Bond,
	5.000%, 12/01/2021	1,456,665
		2,583,757

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MUNICIPAL BONDS (Continued)
	Missouri - 2.64%
$350,000	Cape Girardeau County Industrial
	Development, Revenue Bond,
	4.250%, 06/01/2009	$349,573
500,000	Carroll County Public Water Supply
	District, Series B, Revenue Bond,
	4.625%, 03/01/2012	500,025
900,000	Missouri Development Finance
	Board, Revenue Bond,
	5.750%, 06/01/2034	878,877
1,000,000	Missouri Health & Educational
	Facilities Authority, Series A,
	Revenue Bond,
	5.375%, 03/15/2039	1,036,990
1,000,000	Missouri Highway & Transportation
	Commission, Series B, Revenue Bond,
	5.000%, 05/01/2024	1,055,400
1,330,000	St. Joseph Industrial Development
	Authority, Revenue Bond,
	5.000%, 04/01/2027	1,285,578
		5,106,443
	New Hampshire - 0.63%
1,750,000	New Hampshire Health & Education
	Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,212,470
	New Jersey - 2.96%
700,000	New Jersey Economic Development
	Authority Cigarette Tax,
	Revenue Bond,
	5.630%, 06/15/2019	603,449
500,000	New Jersey Economic Development
	Authority, Revenue Bond,
	FSA Insured,
	5.000%, 09/01/2020	541,795
1,000,000	New Jersey Transportation Trust
	Fund Authority, Series A,
	Revenue Bond,
	5.875%, 12/15/2038	1,043,850
1,600,000	New Jersey, Series L, Refunding, GO,
	5.250%, 07/15/2019	1,835,520
1,500,000	New Jersey, Series N, GO,
	5.500%, 07/15/2013	1,700,580
		5,725,194

Principal
Amount		Value
	New Mexico - 0.59%
$1,035,000	University of New Mexico,
	Refunding, Revenue Bond,
	5.250%, 06/01/2014	$1,143,768
	New York - 8.79%
1,000,000	East Rochester Housing Authority
	Senior Living, Revenue Bond,
	5.500%, 08/01/2033	634,680
1,000,000	Hudson Yards Infrastructure
	Corporation, Series A,
	Revenue Bond,
	5.000%, 02/15/2047	813,280
220,000	Long Island Power Authority,
	Series A, Revenue Bond,
	5.750%, 04/01/2039	220,662
1,765,000	Metropolitan Transportation Authority,
	Series F, Revenue Bond,
	5.000%, 11/15/2014	1,883,096
1,000,000	New York City Industrial
	Development Agency Queens
	Baseball Stadium, Revenue Bond,
	4.750%, 01/01/2042	758,400
800,000	New York City Municipal Water
	Finance Authority, Series A,
	Revenue Bond,
	5.750%, 06/15/2040	842,544
500,000	New York City Transit Authority,
	Series A, CP, AMBAC Insured,
	5.630%, 01/01/2012	519,950
1,100,000	New York City Transitional Finance
	Authority, Series C, Revenue Bond,
	5.000%, 02/01/2022	1,139,974
1,250,000	New York City, Series A, GO,
	5.000%, 08/01/2020	1,280,712
1,000,000	New York Dormitory Authority,
	Refunding, Revenue Bond,
	FGIC Insured,
	5.500%, 07/01/2021	1,068,950
500,000	New York Dormitory Authority,
	Revenue Bond,
	6.130%, 12/01/2029	382,870
	New York Dormitory Authority,
	Series B, Revenue Bond,
1,000,000	5.250%, 11/15/2023	1,056,050
1,000,000	5.250%, 03/15/2038	1,003,050

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MUNICIPAL BONDS (Continued)
	New York (Continued)
$500,000	New York Environmental Facilities,
	Revenue Bond,
	5.500%, 10/15/2027	$553,720
1,000,000	New York, GO,
	5.000%, 02/15/2039	990,750
	Sales Tax Asset Receivable Corp.,
	Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	547,960
1,500,000	5.250%, 10/15/2019	1,630,200
	Tobacco Settlement Financing,
	Revenue Bond,
650,000	5.000%, 06/01/2012	685,081
1,000,000	5.250%, 06/01/2021	1,013,340
		17,025,269
	North Carolina - 4.48%
2,500,000	Eastern Municipal Power Agency,
	Series B, Refunding, Revenue
	Bond, FGIC Insured,
	6.000%, 01/01/2022	2,639,025
1,480,000	North Carolina Capital Facilities
	Finance Agency, Series B,
	Revenue Bond, Refunding,
	5.000%, 10/01/2038	1,485,772
1,000,000	North Carolina Grant, Revenue
	Bond, MBIA Insured,
	5.000%, 03/01/2015	1,120,220
	North Carolina Medical Care
	Community, Revenue Bond,
700,000	5.500%, 10/01/2017	624,526
650,000	5.600%, 10/01/2036	472,537
1,500,000	North Carolina Municipal Power
	Agency, Series C, Revenue Bond,
	5.250%, 01/01/2019	1,565,040
750,000	Raleigh North Carolina Comb
	Enterprise, Series A, Revenue Bond,
	5.000%, 03/01/2031	762,675
		8,669,795
	North Dakota - 0.25%
685,000	Williams County Sales Tax,
	Revenue Bond,
	5.000%, 11/01/2026	481,247

Principal
Amount		Value
	Ohio - 1.96%
$1,000,000	American Municipal Power,
	Refunding, Revenue Bond,
	5.250%, 02/15/2023	$1,022,700
750,000	Lorain, Refunding, GO,
	6.750%, 12/01/2023	802,627
700,000	Ohio Higher Educational Facility
	Commission, Revenue Bond,
	5.000%, 10/01/2031	643,426
1,000,000	Ohio, Series A, GO,
	5.000%, 09/01/2015	1,134,540
250,000	Toledo-Lucas County Port Authority,
	Special Assessment,
	5.380%, 12/01/2035	184,158
		3,787,451
	Oregon - 0.64%
1,000,000	Clackamas County School District, GO,
	5.000%, 06/15/2021	953,070
250,000	Washington County School District,
	GO, FSA Insured,
	5.500%, 06/15/2019	295,392
		1,248,462
	Pennsylvania - 3.22%
1,250,000	Allegheny County Hospital
	Development Authority, Series A,
	Revenue Bond,
	5.000%, 09/01/2014	1,314,587
500,000	Erie Higher Education Building
	Authority, Revenue Bond,
	5.350%, 03/15/2028	391,735
500,000	Lancaster County Hospital Authority,
	Series A, Refunding, Revenue Bond,
	5.200%, 07/01/2012	478,540
1,000,000	Pennsylvania, Refunding, GO,
	5.250%, 02/01/2014	1,135,500
1,000,000	Pennsylvania, Series A, GO,
	5.000%, 08/01/2023	1,067,260
500,000	Philadelphia Hospitals & Higher
	Education Facilities, Refunding,
	Revenue Bond,
	5.500%, 07/01/2030	360,450
1,500,000	Warwick School District, GO,
	4.375%, 02/01/2025	1,482,195
		6,230,267

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MUNICIPAL BONDS (Continued)
	Puerto Rico - 1.90%
$1,250,000	Puerto Rico Commonwealth,
	Series A, GO,
	5.250%, 07/01/2022	$1,076,713
1,000,000	Puerto Rico Commonwealth,
	Series A, Refunding, GO,
	5.500%, 07/01/2017	944,780
625,000	Puerto Rico Commonwealth,
	Series A, Rerefunding, Revenue
	Bond, Assured Guaranty Inured,
	5.000%, 07/01/2016	628,350
620,000	Puerto Rico Commonwealth, Series B,
	Prerefunded, Refunding, GO,
	5.250%, 07/01/2032	735,022
380,000	Puerto Rico Commonwealth, Series B,
	Unrefunded, Refunding, GO,
	5.250%, 07/01/2032	301,462
		3,686,327
	South Dakota - 0.25%
465,000	South Dakota Health & Educational
	Facilities Authority, Revenue Bond,
	5.000%, 11/01/2010	475,821
	Tennessee - 0.68%
300,000	Johnson City Health & Educational
	Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	311,313
1,000,000	Memphis-Shelby County Airport
	Authority Special Facilities,
	Refunding, Revenue Bond,
	5.050%, 09/01/2012	995,630
		1,306,943
	Texas - 11.15%
500,000	Dallas Area Rapid Transit,
	Refunding, Revenue Bond,
	5.250%, 12/01/2038	507,155
1,000,000	Dallas, GO,
	5.000%, 02/15/2018	999,990
635,000	Forney Independent School District,
	GO, PSF-GTD Insured,
	0.000%, 08/15/2025 (a)	267,183
145,000	Frisco, GO, FGIC Insured,
	5.880%, 02/15/2010	151,445

Principal
Amount		Value
	Texas (Continued)
$630,000	Gregg County Health Facilities,
	Revenue Bond,
	4.250%, 10/01/2009	$625,212
1,280,000	La Porte Independent School
	District, GO,
	5.250%, 02/15/2024	1,372,723
5,000	Lower Colorado River Authority,
	Series B, Prerefunded, Revenue
	Bond, FSA Insured,
	6.000%, 05/15/2013	5,072
930,000	Lower Colorado River Authority,
	Series B, Unrefunded, Revenue
	Bond, FSA Insured,
	6.000%, 05/15/2013	943,402
	North Texas Tollway Authority,
	Series A, Refunded, Revenue Bond,
700,000	6.000%, 01/01/2019	780,514
1,000,000	5.630%, 01/01/2033	957,630
770,000	North Texas Tollway Authority,
	Series E, Refunding, Revenue Bond,
	5.750%, 01/01/2038	786,301
1,500,000	North Texas Tollway Authority,
	Series L, Refunding, Revenue Bond,
	5.500%, 01/01/2038	1,543,320
2,000,000	San Antonio Electric & Gas,
	Refunding, Revenue Bond,
	5.380%, 02/01/2015	2,269,320
1,430,000	San Antonio Electric & Gas,
	Series A, Unrefunded, Revenue
	Bond, MBIA Insured,
	5.000%, 02/01/2017	1,437,436
1,000,000	San Leanna Educational Facilities,
	Refunding, Revenue Bond,
	4.750%, 06/01/2032	655,860
185,000	Socorro Independent School District,
	Prerefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	204,064
15,000	Socorro Independent School District,
	Unrefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	16,200
2,000,000	Tarrant County Cultural Educational
	Facilities, Refunding, Revenue Bond,
	5.000%, 02/15/2014	2,112,000

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,000,000	Texas A&M University, Refunding,
	Revenue Bond,
	5.000%, 05/15/2019	$2,257,340
400,000	Texas Public Finance Authority,
	Refunding, GO,
	5.500%, 10/01/2009	409,704
100,000	Texas State University System,
	Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	104,251
500,000	Texas Transportation Commission,
	Revenue Bond,
	5.000%, 04/01/2018	563,040
1,000,000	Texas Water Development Board,
	Series B, Revenue Bond,
	5.250%, 07/15/2027	1,048,490
1,000,000	Texas, GO,
	5.000%, 04/01/2016	1,140,910
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	428,268
		21,586,830
	Virginia - 1.13%
1,000,000	Henry County Public Service Authority
	Water & Sewer, Refunding,
	Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,090,680
1,000,000	Virginia College Building Authority
	Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	1,101,180
		2,191,860
	Washington - 4.12%
1,000,000	Clark County School District,
	Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	1,094,600
2,465,000	Energy Northwest, Series A,
	Revenue Bond, FSA Insured,
	5.500%, 07/01/2017	2,634,641
2,000,000	Energy Northwest, Series A,
	Revenue Bond, MBIA Insured,
	5.750%, 07/01/2017	2,155,880
500,000	King County Hospital, Refunding,
	GO, MBIA Insured,
	5.000%, 12/01/2021	510,495
Principal
Amount		Value
	Washington (Continued)
$45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	$48,522
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	58,887
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	33,545
1,250,000	Washington, Series A, GO,
	5.000%, 07/01/2016	1,430,012
		7,966,582
	Wisconsin - 3.53%
	Badger Tobacco Asset Securitization,
	Revenue Bond,
1,350,000	5.750%, 06/01/2011	1,443,757
405,000	6.130%, 06/01/2027	434,646
330,000	Middleton Cross Plains Area
	School District, Refunding,
	GO, FSA Insured,
	5.000%, 04/01/2020	358,740
2,000,000	Southeast Wisconsin Professional
	Baseball Park Sales Tax, Series A,
	Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	1,991,160
150,000	Wisconsin Health & Educational
	Facilities Authority, Refunding,
	Revenue Bond,
	5.250%, 08/15/2024	147,354
400,000	Wisconsin Health & Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	343,492
1,150,000	Wisconsin Health & Educational
	Facilities, Series B, Revenue Bond,
	5.000%, 08/15/2013	1,059,357
1,000,000	Wisconsin Transportation, Series A,
	Revenue Bond, FGIC Insured,
	5.500%, 07/01/2016	1,061,940
		6,840,446
	Wyoming - 0.39%
750,000	Wyoming Municipal Power Agency,
	Series A, Revenue Bond,
	5.500%, 01/01/2028	748,193
	Total Municipal Bonds
	(Cost $195,757,884)	189,240,039

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 0.54%
	Money Market Fund - 0.54%
$1,050,061	Fidelity Tax Exempt Portfolio	$1,050,061
	Total Short Term Investments
	(Cost $1,050,061)	1,050,061
	Total Investments
	(Cost $196,807,945) - 98.30%	190,290,100
	Other Assets in Excess of
	Liabilities - 1.70%	3,289,810
	TOTAL NET
	ASSETS - 100.00%	$193,579,910

Percentages are stated as a percent of net assets.

(a) Zero coupon bond.

Glossary of Terms
AMBAC	—	American Municipal Bond Assurance Corp.
ACA	—	American Capital Access
CP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Corp.
FSA	—	Federal Housing Authority/Agency
GO	—	General Obligation
MBIA	—	Municipal Bond Investors Assurance Corp.
PSF-GTD	—	Permanent School Fund Guaranteed
Q-SBLF	—	Qualified School Board Loan

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2009

Number of
Shares		Value
	CONVERTIBLE PREFERRED
	STOCKS - 0.01%
	Automobiles - 0.01%
12,000	General Motors Corporation	$30,480
1,800	General Motors Corporation	4,572
		35,052
	Total Convertible Preferred Stocks
	(Cost $304,161)	35,052
	PREFERRED STOCKS - 0.09%
	Banks - 0.06%
800,000	HSBC Capital Funding LP
	4.610%, 12/31/2049 (Callable at
	$100.00 on 06/27/2013) (a)(c)(e)	286,927
	Consumer Finance - 0.02%
12,000	Corts Trust for Ford Motor Company	66,960
329	Preferred Blocker, Inc. (a)(c)	65,523
		132,483
	Thrifts & Mortgage Finance - 0.01%
44,650	FHLMC, 8.375%	20,539
1,300	FNMA, 7.000% (e)	1,468
32,350	FNMA, 8.250%	22,968
		44,975
	Total Preferred Stocks
	(Cost $2,948,922)	464,385

Principal
Amount
	ASSET BACKED SECURITIES - 3.75%
	Accredited Mortgage Loan Trust
$547,549	Series 2005-3,
	0.762%, 09/25/2035 (e)	407,166
	Conseco Finance Securitizations Corp.
86,123	Series 2000-4,
	8.310%, 04/01/2031	44,383
	Countrywide Asset-Backed
	Certificates
267,529	Series 2005-4,
	4.456%, 09/25/2032	224,523
	Countrywide Home Equity
	Loan Trust
272,359	Series 2004-R,
	2.687%, 03/15/2030	84,687
362,038	Series 2004-N,
	2.150%, 02/15/2034	128,811

Principal
Amount		Value
	ASSET BACKED SECURITIES (Continued)
$399,265	Series 2004-O,
	2.150%, 02/15/2034	$181,026
380,629	Series 2005-F,
	0.796%, 12/15/2035 (e)	145,365
	Delta Air Lines, Inc.
363,024	Pool #081022,
	6.820%, 02/10/2024	243,226
	Household Home Equity Loan Trust
1,729,028	Series 2007-3,
	1.670%, 11/20/2036	1,105,686
	JetBlue Airways Corporation
706,872	Series 2004-2, G-1,
	2.665%, 02/15/2018 (e)	498,176
900,000	Series 2004-2, G-2,
	2.740%, 05/15/2018 (e)	496,176
	Morgan Stanley
924,950	Series M-1,
	1.542%, 10/25/2033	499,279
	Nelnet, Inc.
830,000	Series 2008-4,
	2.639%, 04/25/2024	722,738
	New Valley Generation
3,028,774	Series 2000-1,
	7.300%, 03/15/2019	3,331,651
7,590,324	Series 2001-1,
	5.570%, 05/01/2020	8,333,558
	Residential Asset Mortgage
	Products, Inc.
179,872	Series FLT,
	1.002%, 03/25/2034	65,731
	SLC Student Loan Trust
550,000	Series 2008-1,
	2.920%, 12/15/2032	493,232
	SLM Private Loan Trust
400,000	Series 2003-7,
	2.520%, 12/15/2033 (c)	337,420
	Washington Mutual
1,620,000	Series 2006-A3,
	0.586%, 09/15/2013 (c)(e)	1,558,332
	Total Asset Backed Securities
	(Cost $21,124,509)	18,901,166

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 2.11%
	Bank of America Corporation
$692,842	Series 2005-B,
	5.100%, 04/25/2035	$353,603
	Countrywide Home Loans, Inc.
340,628	Series 2005-11,
	0.774%, 03/25/2035 (e)	139,708
873,023	Series 2005-R1,
	0.882%, 03/25/2035 (c)(e)	460,923
508,029	Series 2005-11,
	5.924%, 04/25/2035	164,008
	GSMPS Mortgage Loan Trust
1,012,358	Series 2005-RP1,
	0.824%, 01/25/2035 (c)(e)	816,648
	Master Adjustable Rate Mortgages
	Trust
3,100,000	Series 2004-13,
	3.788%, 11/21/2034	1,938,060
	Master Reperforming Loan Trust
468,623	Series 2005-1,
	7.000%, 08/25/2034 (c)	490,954
	MLCC Mortgage Investors, Inc.
995,187	Series 2005-1,
	4.964%, 04/25/2035	688,053
	Prime Mortgage Trust
3,506,942	Series 2006-DR1,
	5.500%, 05/25/2035 (c)	2,577,678
2,866,979	Series 2006-DR1,
	6.000%, 05/25/2035 (c)	2,066,144
	Residential Asset Mortgage
	Products, Inc.
512,472	Series 2004-SL4,
	7.500%, 07/25/2032	469,421
	Washington Mutual
1,113,708	Series 2005-AR8,
	0.810%, 07/25/2045 (e)	467,406
	Total Collateralized Mortgage
	Obligations (Cost $15,908,469)	10,632,606
	CONVERTIBLE BONDS - 0.01%
	Automobiles - 0.01%
	Ford Motor Company
80,000	4.250%, 12/15/2036	28,300
	Total Convertible Bonds
	(Cost $80,000)	28,300

Principal
Amount		Value
	CORPORATE BONDS - 26.81%
	Aerospace & Defense - 0.11%
	Boeing Co.
$240,000	6.000%, 03/15/2019	$246,960
	International Lease Finance Corp.
475,000	4.950%, 02/01/2011	313,948
		560,908
	Auto Components - 0.04%
	The Goodyear Tire & Rubber
	Company
250,000	9.000%, 07/01/2015	193,750
	Visteon Corp.
33,000	8.250%, 08/01/2010	1,944
24,000	12.250%, 12/31/2016 (Callable at
	$100.00 on 12/31/2013) (c)	1,320
		197,014
	Automobiles - 0.16%
	DaimlerChrysler N.A.
260,000	5.880%, 03/15/2011	248,986
	Ford Motor Company
670,000	7.450%, 07/16/2031	216,075
	General Motors Corporation
2,420,000	8.250%, 07/15/2023	296,450
250,000	8.380%, 07/05/2033	63,108
30,000	8.380%, 07/15/2033	3,750
		828,369
	Banks - 2.61%
	AIFUL Corporation
300,000	5.000%, 08/10/2010 (c)	105,023
	ANZ Capital Trust
750,000	5.359%, 12/15/2049 (Callable at
	$100.00 on 12/15/2013) (c)	452,270
	BAC Capital Trust
30,000	5.630%, 12/31/2099 (e)	6,603
	Glitnir Bank
370,000	6.330%, 07/28/2011 (d)(f)	41,625
760,000	6.690%, 06/15/2016 (d)(f)	456
	Greenpoint Bank
375,000	9.250%, 10/01/2010	360,835
	HBOS Capital Funding LP
700,000	6.070%, 06/01/2049 (Callable at
	$100.00 on 06/30/2014) (c)(e)	125,870

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	Banks (Continued)
	HSBC Finance Corp.
$685,000	4.130%, 11/16/2009	$678,132
	ICICI Bank Ltd.
340,000	6.380%, 04/30/2022	187,799
354,000	6.380%, 04/30/2022 (c)(e)	199,572
	ING Capital Funding TR III
1,075,000	8.440%, 12/31/2010 (e)	313,604
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014	3,458,976
	Kaupthing Bank Hf
130,000	5.750%, 10/04/2011 (d)(f)	7,313
1,990,000	7.630%, 02/28/2015 (d)(f)	119,400
250,000	7.130%, 05/19/2016 (d)(f)	625
	Landsbanki Islands Hf
1,080,000	6.100%, 08/25/2011 (d)(f)	6,750
	PNC Bank N.A.
650,000	6.880%, 04/01/2018	634,719
	Resona Bank
450,000	4.130%, 12/31/2049 (Acquired
	10/05/2005, Cost $536,375) (d)	215,789
525,000	5.850%, 09/29/2049 (Acquired
	09/08/2005, Cost $524,633) (d)(e)	268,074
	Resona Preferred Global Securities
735,000	7.190%, 12/29/2049 (Callable at
	$100.00 on 07/30/2015) (c)(e)	338,423
	Royal Bank of Scotland Group PLC
200,000	7.640%, 03/31/2049	45,035
1,740,000	9.120%, 03/31/2049	629,947
875,000	6.990%, 10/29/2049 (Callable at
	$100.00 on 10/05/2017) (c)	385,468
	Russ Agriculture Bank
840,000	6.300%, 05/15/2017 (c)	585,564
	Santander Issuances SA
560,000	5.810%, 06/20/2016 (Callable at
	$100.00 on 06/20/2011) (c)	416,729
	Shinsei Finance Cayman Ltd.
600,000	6.420%, 07/20/2048 (Callable at
	$100.00 on 07/20/2016) (c)	102,070
	Sovereign Bank
300,000	2.880%, 08/01/2013	227,814
	Suntrust Capital
280,000	6.100%, 12/01/2066	157,332

Principal
Amount		Value
	Banks (Continued)
	TuranAlem
$530,000	8.250%, 01/22/2037	$119,250
850,000	8.250%, 01/22/2037 (c)	178,500
	Wells Fargo Company
1,250,000	5.630%, 12/11/2017	1,142,418
840,000	9.750%, 09/26/2044	613,702
500,000	7.700%, 12/29/2049	238,325
440,000	5.950%, 12/01/2086	297,795
	Zurich Financial Services
675,000	6.150%, 12/15/2065 (c)	264,746
575,000	6.450%, 12/15/2065 (Callable at
	$100.00 on 06/15/2016) (c)	248,742
		13,175,295
	Beverages - 0.44%
	Anheuser-Busch InBev NV
600,000	7.750%, 01/15/2019 (c).	599,274
	Diageo Plc
960,000	7.375%, 01/15/2014	1,055,832
	PepsiCo, Inc.
470,000	7.900%, 11/01/2018	578,483
		2,233,589
	Business Services - 0.01%
	Dyncorp International LLC
46,000	9.500%, 02/15/2013	43,355
	Lamar Media Corp.
10,000	6.630%, 08/15/2015	7,250
		50,605
	Capital Markets - 1.74%
	Bear Stearns Companies, Inc.
815,000	6.400%, 10/02/2017	794,473
3,570,000	7.250%, 02/01/2018	3,692,783
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010	199,629
80,000	5.450%, 11/01/2012	77,061
50,000	5.790%, 12/29/2049 (e)	20,829
	Lehman Brothers Holdings, Inc.
120,000	5.250%, 02/06/2012 (f)	15,900
1,820,000	6.750%, 12/28/2017 (f)	182
370,000	5.954%, 08/19/2065 (e)(f)	37
270,000	5.860%, 11/29/2049 (f)	27
	Merrill Lynch Co.
775,000	5.450%, 02/05/2013	635,836
550,000	6.400%, 08/28/2017	395,156

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	Capital Markets (Continued)
	Morgan Stanley
$340,000	5.630%, 01/09/2012	327,359
500,000	5.750%, 08/31/2012	483,783
230,000	4.950%, 10/18/2016 (e)	154,461
600,000	5.950%, 12/28/2017	545,941
1,350,000	6.630%, 04/01/2018	1,289,366
	Wachovia Capital Trust
430,000	5.800%, 03/15/2042	154,852
		8,787,675
	Chemicals - 0.02%
	Westlake Chemical Corp.
63,000	6.630%, 01/15/2016	44,415
	Ineos Group Holdings PLC
500,000	7.880%, 02/15/2016	56,466
		100,881
	Commercial Services & Supplies - 0.13%
	Allied Waste North America, Inc.
375,000	7.130%, 05/15/2016	350,162
	Waste Management, Inc.
325,000	6.380%, 11/15/2012	327,524
		677,686
	Communications - 0.95%
	British Telecommunications PLC
295,000	8.625%, 12/15/2010	307,136
	Deutsche Telekom International
	Finance B.V.
350,000	5.750%, 03/23/2016	343,877
	Inmarsat PLC
500,000	10.380%, 11/15/2012	515,000
	Level 3 Financing, Inc.
135,000	9.250%, 11/01/2014	93,825
	News America Marketing, Inc.
40,000	6.650%, 11/15/2037	30,053
	Rogers Cable, Inc.
110,000	6.750%, 03/15/2015	108,355
	Sprint Capital Corp.
580,000	8.380%, 03/15/2012	524,900
40,000	8.750%, 03/15/2032	27,000
	Telecom Italia Capital
450,000	6.200%, 07/18/2011	442,134
500,000	4.950%, 09/30/2014	432,216
190,000	5.250%, 10/01/2015	160,410

Principal
Amount		Value
	Communications (Continued)
$430,000	7.000%, 06/04/2018	$390,382
1,200,000	7.720%, 06/04/2038	1,000,634
	Verizon Global Funding Corp.
50,000	7.380%, 09/01/2012	54,081
	VIP Finance Vipelcom
400,000	9.125%, 04/30/2018	250,000
	Virgin Media Finance PLC
100,000	9.130%, 08/15/2016	93,500
		4,773,503
	Consumer Finance - 1.34%
	American Express Credit Corp.
60,000	5.880%, 05/02/2013	52,725
	American Express Co.
440,000	6.800%, 09/01/2066 (e)	212,458
	American General Finance
210,000	6.900%, 12/15/2017	73,684
	Caterpillar Financial Services Corp.
690,000	6.200%, 09/30/2013	691,331
	Countrywide Home Loans, Inc.
525,000	6.250%, 04/15/2009	524,609
300,000	5.630%, 07/15/2009	298,258
675,000	4.130%, 09/15/2009	667,094
	Ford Motor Credit Company LLC
460,000	7.380%, 10/28/2009	412,603
540,000	12.000%, 05/15/2015	409,615
	GMAC Mortgage, LLC
176,000	7.750%, 01/19/2010 (c)	147,886
956,000	6.625%, 05/15/2012 (c)	641,715
245,000	7.500%, 12/31/2013 (c)	117,862
194,000	8.000%, 12/31/2018 (c)	56,374
386,000	8.000%, 11/01/2031 (c)	186,010
	SLM Corp.
1,750,000	5.000%, 10/01/2013	931,409
1,140,000	5.380%, 05/15/2014	591,315
120,000	5.050%, 11/14/2014	63,590
20,000	5.000%, 04/15/2015	9,410
100,000	5.630%, 08/01/2033	40,097
	Westfield Capital Corp.
675,000	4.380%, 11/15/2010 (c)	625,774
		6,753,819
	Diversified Consumer Services - 0.02%
	Service Corporation International
130,000	7.500%, 04/01/2027	96,200

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	Diversified Financial Services - 2.56%
	AGFC Capital Trust
$280,000	6.000%, 01/15/2067 (Callable at
	$100.00 on 01/15/2017) (c) (e)	$25,385
	Bank Of America Corporation
1,200,000	2.100%, 04/30/2012	1,203,330
675,000	5.750%, 12/01/2017	567,776
550,000	8.000%, 12/29/2049	220,511
40,000	8.130%, 12/29/2049(e)	16,454
	Bank Of The West
4,200,000	2.150%, 03/27/2012	4,210,865
	Citigroup, Inc.
1,600,000	5.850%, 07/02/2013	1,433,426
1,030,000	6.500%, 08/19/2013	947,358
1,120,000	5.000%, 09/15/2014	743,259
950,000	6.880%, 03/05/2038	830,619
	GE Capital Corp.
650,000	1.580%, 09/15/2014 (e)	469,700
1,160,000	6.380%, 11/15/2067	564,022
	JP Morgan Chase & Co.
40,000	2.125%, 06/22/2012	40,224
500,000	6.125%, 06/27/2017	460,710
850,000	6.000%, 01/15/2018	860,025
	Rabobank Capital Funding Trust
180,000	5.250%, 10/31/2049 (Callable at
	$100.00 on 10/21/2016) (c)(e)	81,103
30,000	5.260%, 12/29/2049 (c)(e)	13,512
	UBS AG
1,214,000	6.000%, 12/31/2017 (credit linked
	to a Republic of Brazil Treasury
	Security and IPCA Index Units)
	(Acquired 11/05/2007,
	Cost $378,952) (d)(j)	221,527
		12,909,806
	Diversified Telecommunication Services - 1.57%
	Ameritech Capital Funding Corp.
700,000	6.250%, 05/18/2009	701,769
	AT&T, Inc.
310,000	5.500%, 02/01/2018	300,272
750,000	6.400%, 05/15/2038	669,331
	AT&T, Inc.
560,000	5.800%, 02/15/2019	549,217
690,000	6.550%, 02/15/2039	627,746
	BellSouth Corp.
30,000	4.750%, 11/15/2012	30,544

Principal
Amount		Value
	Diversified Telecommunication
	Services (Continued)
	Citizens Communications Co.
$530,000	9.250%, 05/15/2011	$540,600
35,000	7.130%, 03/15/2019	27,650
105,000	7.880%, 01/15/2027	71,400
	KPN Mobile NV
520,000	8.380%, 10/01/2030	540,128
	SBC Communications, Inc.
410,000	5.100%, 09/15/2014	411,865
	Verizon Communications, Inc.
80,000	5.500%, 02/15/2018	76,317
1,025,000	6.400%, 02/15/2038	932,097
540,000	8.950%, 03/01/2039	622,339
	Verizon New York, Inc.
740,000	6.880%, 04/01/2012	758,459
	Verizon Wireless Capital LLC
465,000	8.500%, 11/15/2018 (c)	532,076
	Windstream Corp.
515,000	8.630%, 08/01/2016	508,562
		7,900,372
	Electric Utilities - 1.81%
	AES Corp.
47,000	7.750%, 03/01/2014	42,300
190,000	7.750%, 10/15/2015	166,725
1,060,000	8.000%, 10/15/2017	914,250
1,100,000	8.000%, 06/01/2020 (c)	896,500
	CenterPoint Energy Resources Corp.
475,000	7.880%, 04/01/2013	486,732
	Commonwealth Edison Co.
425,000	5.400%, 12/15/2011	426,200
250,000	6.950%, 07/15/2018	234,368
275,000	5.900%, 03/15/2036	225,877
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	80,601
300,000	5.700%, 09/17/2012	306,076
	Duke Energy Corp.
25,000	5.630%, 11/30/2012	26,453
	Energy Future Holdings Corp.
110,000	5.550%, 11/15/2014	41,480
10,000	10.875%, 11/01/2017	6,500
3,440,000	11.250%, 11/01/2017	1,470,600
270,000	6.500%, 11/15/2024	77,092
915,000	6.550%, 11/15/2034	252,567

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	Electric Utilities (Continued)
	Exelon Corp.
$75,000	5.630%, 06/15/2035	$50,237
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011	200,300
1,005,000	7.380%, 11/15/2031	819,837
	Nevada Power Co.
375,000	5.880%, 01/15/2015	355,834
625,000	6.650%, 04/01/2036	523,572
	Pacific Gas & Electric Co.
470,000	5.630%, 11/30/2017	476,842
170,000	6.050%, 03/01/2034	166,880
290,000	5.800%, 03/01/2037	276,706
	Progress Energy, Inc.
225,000	7.050%, 03/15/2019	229,643
400,000	7.750%, 03/01/2031	402,270
		9,156,442
	Electrical Equipment - 0.35%
	L-3 Communications Holdings, Inc.
100,000	6.380%, 10/15/2015	94,750
	NXP BV / NXP Funding LLC
20,000	7.880%, 10/15/2014 (c)	4,725
70,000	9.500%, 10/15/2015 (c)	7,875
	Tyco International Group
130,000	6.750%, 02/15/2011	131,131
455,000	6.380%, 10/15/2011	461,251
	Tyco International Ltd.
1,285,000	6.875%, 01/15/2021	1,076,513
		1,776,245
	Electronic Equipment & Instruments - 0.01%
	Freescale Semiconductor, Inc.
50,000	8.880%, 12/15/2014	10,750
	Xerox Corp.
40,000	6.750%, 02/01/2017	30,593
		41,343
	Energy Equipment & Services - 0.32%
	Baker Hughes, Inc.
620,000	7.500%, 11/15/2018	705,866
	Complete Production Services
190,000	8.000%, 12/15/2016	121,600
	Geophysique
155,000	7.500%, 05/15/2015	123,225
Principal
Amount		Value
	Energy Equipment & Services (Continued)
$90,000	7.750%, 05/15/2017	$69,300
	Pride International, Inc.
50,000	7.380%, 07/15/2014	49,500
	SemGroup LP
100,000	8.750%, 11/15/2015 (c)(f)	4,000
	Smith International, Inc.
500,000	9.750%, 03/15/2019	523,117
		1,596,608
	Food & Staples Retailing - 0.22%
	CVS Caremark Corporation
500,000	6.600%, 03/15/2019	504,868
781,532	6.940%, 01/10/2030 (c)	597,261
		1,102,129
	Food Products - 0.37%
	Dean Foods Co.
375,000	7.000%, 06/01/2016 (b)	358,125
	General Mills, Inc.
425,000	5.650%, 02/15/2019	433,488
	Kraft Foods, Inc.
425,000	6.500%, 08/11/2017	438,341
	Land O’ Lakes, Inc.
125,000	9.000%, 12/15/2010	125,781
500,000	8.750%, 11/15/2011	497,500
		1,853,235
	Health Care Providers & Services - 0.53%
	AmerisourceBergen Corp.
100,000	5.880%, 09/15/2015	94,716
	Community Health Systems, Inc.
200,000	8.880%, 07/15/2015	190,000
	Davita, Inc.
205,000	6.630%, 03/15/2013	199,875
	FMC Finance III SA
250,000	6.880%, 07/15/2017	245,625
	HCA, Inc.
13,000	6.300%, 10/01/2012	10,920
234,000	6.250%, 02/15/2013	176,670
460,000	6.750%, 07/15/2013	346,150
40,000	9.130%, 11/15/2014	37,700
340,000	9.250%, 11/15/2016	310,250
444,000	9.630%, 11/15/2016	355,200
	Service Corporation International
60,000	6.750%, 04/01/2016	52,500

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	Health Care Providers & Services (Continued)
$10,000	7.630%, 10/01/2018	$8,650
	Tenet Healthcare Corp.
542,000	9.250%, 02/01/2015 (b)	420,050
	Unitedhealth Group, Inc.
160,000	6.000%, 02/15/2018	153,981
	WellPoint, Inc.
50,000	5.880%, 06/15/2017	47,078
		2,649,365
	Hotels, Restaurants & Leisure - 0.16%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014	38,025
160,000	7.130%, 02/01/2016	87,200
	Host Marriott Services Corp.
85,000	6.750%, 06/01/2016	62,475
	Inn of the Mountain Gods
	Resort & Casino
60,000	12.000%, 11/15/2010	6,600
	MGM Mirage, Inc.
180,000	8.500%, 09/15/2010	74,700
20,000	6.630%, 07/15/2015	7,200
100,000	7.630%, 01/15/2017	36,000
	River Rock Entertainment
20,000	9.750%, 11/01/2011	10,100
	Station Casinos, Inc.
25,000	6.880%, 03/01/2016 (f)	937
190,000	7.750%, 08/15/2016 (f)	55,813
	Universal City Development Partners
500,000	11.750%, 04/01/2010	430,000
		809,050
	Industrials - 0.55%
	Reed Elsevier Capital
340,000	8.625%, 01/15/2019	349,179
	Roche Holding Inc.
2,370,000	6.000%, 03/01/2019 (c)	2,443,894
		2,793,073
	Insurance - 0.82%
	ACE INA Holdings, Inc.
900,000	5.800%, 03/15/2018	814,441
	American International Group, Inc.
130,000	5.850%, 01/16/2018	50,961
390,000	8.250%, 08/15/2018 (c)	167,071

Principal
Amount		Value
	Insurance Continued)
$150,000	6.250%, 03/15/2087 (e)	$15,000
	Arch Capital Group Ltd.
400,000	7.350%, 05/01/2034	258,376
	ASIF Global Financing XIX
80,000	4.900%, 01/17/2013 (c)	52,176
	AXA Group
200,000	6.460%, 12/31/2049 (c)(e)	71,164
	Catlin Insurance Co. Ltd.
375,000	7.250%, 12/31/2049
	(Acquired 01/11/2007,
	Cost $375,000) (d)(e)	101,759
	CNA Financial Corp.
890,000	7.250%, 11/15/2023	533,937
	Endurance Specialty Holdings Ltd.
425,000	6.150%, 10/15/2015	335,735
	Lincoln National Corp.
275,000	7.000%, 05/17/2066	62,441
	Metlife, Inc.
1,200,000	6.400%, 12/15/2066	504,853
	Phoenix Life Insurance Co.
500,000	7.150%, 12/15/2034 (c)	71,286
	QBE Insurance Group Ltd.
450,000	5.650%, 07/01/2023 (Acquired
	08/23/04, Cost $441,198) (d)(e)	256,189
	Reinsurance Group of America, Inc.
300,000	6.750%, 12/15/2065	117,258
	Swiss Reinsurance Company
875,000	6.850%, 05/29/2049 (c)(e)	267,128
	Travelers Companies, Inc.
840,000	6.250%, 03/15/2067	446,338
		4,126,113
	IT Services - 0.11%
	Fiserv, Inc.
575,000	6.130%, 11/20/2012	569,330
	Machinery - 0.01%
	American Achievement Corp.
20,000	8.250%, 04/01/2012 (Callable at
	$102.06 on 04/01/2009) (c)	14,600
	Terex Corp.
60,000	7.380%, 01/15/2014	52,200
		66,800

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	Media - 1.22%
	British Sky Broadcasting Group
$950,000	6.100%, 02/15/2018 (c)	$828,015
	CCH Holdings LLC
140,000	11.000%, 10/01/2015	15,750
	Clear Channel Communications, Inc.
50,000	6.250%, 03/15/2011	10,250
330,000	5.500%, 09/15/2014	51,150
270,000	4.900%, 05/15/2015	39,150
	Comcast Cable Communications
	Holdings, Inc.
320,000	8.880%, 05/01/2017	347,455
500,000	9.460%, 11/15/2022	550,343
	Comcast Corp.
220,000	6.500%, 01/15/2015	219,022
50,000	6.500%, 01/15/2017	49,570
20,000	5.880%, 02/15/2018	19,048
	Comcast Holdings Corp.
650,000	10.630%, 07/15/2012	715,861
	CSC Holdings, Inc.
45,000	7.630%, 04/01/2011	44,887
70,000	8.625%, 02/15/2019 (c)	67,725
	DIRECTV Holdings LLC
110,000	8.380%, 03/15/2013	111,788
	EchoStar DBS Corporation
40,000	6.630%, 10/01/2014	35,900
500,000	7.130%, 02/01/2016	450,000
	Liberty Media Corp.
20,000	5.700%, 05/15/2013	14,947
	Sun Media Corp.
70,000	7.630%, 02/15/2013	40,250
	Time Warner Cable, Inc.
450,000	6.880%, 05/01/2012	458,325
775,000	5.400%, 07/02/2012	749,155
540,000	5.850%, 05/01/2017	484,861
40,000	8.750%, 02/14/2019	42,544
300,000	8.250%, 04/01/2019	308,809
155,000	7.700%, 05/01/2032	139,734
375,000	6.550%, 05/01/2037	316,512
	TL Acquisitions, Inc.
90,000	10.500%, 01/15/2015 (Callable at
	$105.25 on 01/15/2011) (c)	46,575
		6,157,626

Principal
Amount		Value
	Metals & Mining - 0.90%
	Alcoa, Inc.
$570,000	6.000%, 07/15/2013	$455,359
	ArcelorMittal SA
1,075,000	6.125%, 06/01/2018	778,952
	Barrick Gold Corp.
200,000	6.950%, 04/01/2019	201,271
	BHP Billiton Ltd.
640,000	6.500%, 04/01/2019	649,593
	Codelco
100,000	4.750%, 10/15/2014 (c)	99,384
	Evraz Group SA
740,000	8.880%, 04/24/2013 (c)	473,600
	Freeport-McMoRan Copper & Gold Inc.
10,000	8.250%, 04/01/2015	9,586
270,000	8.380%, 04/01/2017	252,806
	Rio Tinto Ltd.
670,000	6.500%, 07/15/2018	587,335
	Steel Dynamics, Inc.
55,000	7.380%, 11/01/2012	43,175
150,000	6.750%, 04/01/2015	102,375
	Transocean, Inc.
675,000	6.800%, 03/15/2038	594,737
	Vedanta Resources Plc
400,000	8.750%, 01/15/2014 (c)	298,000
		4,546,173
	Multi-Utilities - 0.40%
	CenterPoint Energy, Inc.
50,000	7.250%, 09/01/2010	50,139
	Dominion Resources, Inc.
550,000	8.875%, 01/15/2019	623,697
	Edison Mission Energy
160,000	7.000%, 05/15/2017	117,600
220,000	7.200%, 05/15/2019	154,000
80,000	7.630%, 05/15/2027	48,400
	MidAmerican Energy Holding Co.
850,000	6.130%, 04/01/2036	756,119
	NRG Energy, Inc.
225,000	7.250%, 02/01/2014	212,063
30,000	7.380%, 02/01/2016	27,975
20,000	7.380%, 01/15/2017	18,650
		2,008,643

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	Oil & Gas - 4.65%
	Amerada Hess Corp.
$160,000	7.880%, 10/01/2029	$145,151
670,000	7.300%, 08/15/2031	584,320
	Anadarko Finance Co.
80,000	7.500%, 05/01/2031	62,630
	Anadarko Petroleum Corp.
1,160,000	6.450%, 09/15/2036	812,879
	Apache Corp.
480,000	6.000%, 09/15/2013	513,620
	Boardwalk Pipelines LP
700,000	5.880%, 11/15/2016	593,970
	BP Capital PLC
890,000	5.250%, 11/07/2013	953,582
	Canadian Natural Resources Ltd.
250,000	5.150%, 02/01/2013	237,460
75,000	5.850%, 02/01/2035	52,652
475,000	6.500%, 02/15/2037	370,661
150,000	6.250%, 03/15/2038	115,866
	Chesapeake Energy Corp.
55,000	9.500%, 02/15/2015	53,762
60,000	6.380%, 06/15/2015	50,850
80,000	6.250%, 01/15/2018	62,800
95,000	7.250%, 12/15/2018	78,494
	Conoco Funding Co.
70,000	6.350%, 10/15/2011	75,785
	ConocoPhillips
20,000	6.950%, 04/15/2029	19,967
890,000	6.500%, 02/01/2039	870,984
	Dynegy, Inc.
275,000	7.750%, 06/01/2019	180,125
	El Paso Natural Gas Co.
400,000	7.500%, 11/15/2026	350,361
309,000	8.380%, 06/15/2032	295,536
	El Paso Corp.
730,000	7.000%, 06/15/2017	625,377
217,000	7.800%, 08/01/2031	163,228
355,000	7.750%, 01/15/2032	266,263
	Energy Transfer Partners LP
350,000	5.650%, 08/01/2012	333,140
1,400,000	5.950%, 02/01/2015	1,270,237
500,000	6.700%, 07/01/2018	453,316
	Enterprise Products Operating LP
375,000	8.380%, 08/01/2066(e)	251,551

Principal
Amount		Value
	Oil & Gas (Continued)
$450,000	7.030%, 01/15/2068(e)	$281,647
	Hess Corp.
400,000	8.125%, 02/15/2019	413,046
	Intergas Finance BV
100,000	6.380%, 05/14/2017	58,500
620,000	6.380%, 05/14/2017 (c)	362,700
	Kazmunaigaz Finance BV
780,000	8.380%, 07/02/2013 (c)	651,300
	Kerr-McGee Corp.
150,000	6.950%, 07/01/2024	115,180
1,215,000	7.880%, 09/15/2031	990,619
	Kinder Morgan Energy Partners
360,000	6.750%, 03/15/2011	367,276
110,000	5.850%, 09/15/2012	108,713
260,000	6.000%, 02/01/2017	244,559
730,000	6.950%, 01/15/2038	626,422
	Noble Energy, Inc.
590,000	8.250%, 03/01/2019	605,351
	Occidental Petroleum Corp.
790,000	7.000%, 11/01/2013	882,904
	Oneok Partners LP
425,000	6.650%, 10/01/2036	318,965
525,000	6.850%, 10/15/2037	403,494
	OPTI Canada, Inc.
160,000	7.880%, 12/15/2014	70,800
130,000	8.250%, 12/15/2014	58,825
	Peabody Energy Corp.
10,000	6.880%, 03/15/2013	9,800
50,000	5.880%, 04/15/2016	44,750
	Pemex Project Funding Master Trust
841,000	6.630%, 06/15/2035	602,366
	Petrobras International Finance Co.
620,000	6.130%, 10/06/2016	623,100
	Petróleos Mexicanos
980,000	8.000%, 05/03/2019 (c)	960,400
	Southern Natural Gas Co.
45,000	8.000%, 03/01/2032	41,005
	Suburban Propane Partners LP
140,000	6.880%, 12/15/2013	133,700
	Tennessee Gas Pipeline Co.
250,000	7.000%, 10/15/2028	213,914
140,000	7.630%, 04/01/2037	121,506
	Teppco Partners LP
975,000	6.650%, 04/15/2018	839,903

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
 SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
	Transocean, Inc.
$525,000	7.500%, 04/15/2031	480,590
	Williams Companies, Inc.
360,000	7.880%, 09/01/2021	333,635
770,000	7.500%, 01/15/2031	609,724
590,000	7.750%, 06/15/2031	479,016
50,000	8.750%, 03/15/2032	45,480
	XTO Energy, Inc.
800,000	7.500%, 04/15/2012	838,438
30,000	5.650%, 04/01/2016	28,672
575,000	6.500%, 12/15/2018	572,277
70,000	6.750%, 08/01/2037	63,898
		23,447,042
	Pharmaceuticals - 0.72%
	Abbott Labs
820,000	5.125%, 04/01/2019	826,299
	Pfizer, Inc.
2,165,000	6.200%, 03/15/2019	2,311,588
	Wyeth
520,000	5.950%, 04/01/2037	491,314
		3,629,201
	Real Estate - 0.32%
	Arden Realty LP
250,000	9.150%, 03/01/2010	247,759
	Forest City Enterprises, Inc.
10,000	7.630%, 06/01/2015	4,350
29,000	6.500%, 02/01/2017	10,875
	Realogy Corp.
550,000	12.380%, 04/15/2015	96,250
	Simon Property Group, Inc.
1,375,000	6.130%, 05/30/2018	1,082,627
	Ventas Realty LP
70,000	6.750%, 04/01/2017 (Callable at
	$103.38 on 04/01/2012)	60,200
90,000	9.000%, 05/01/2012	90,225
		1,592,286
	Retail - 0.01%
	J.C. Penney Co., Inc.
40,000	7.400%, 04/01/2037	25,457

Principal
Amount		Value
	Road & Rail - 0.12%
	Hertz Corp.
$340,000	8.880%, 01/01/2014	$207,825
35,000	10.500%, 01/01/2016	15,400
	Kansas City Southern de Mexico,
	S.A. de C.V.
165,000	12.500%, 04/01/2016 (c)	157,163
	TFM SA de CV
10,000	9.375%, 05/01/2012	9,150
	Union Pacific Corp.
230,000	5.380%, 05/01/2014	231,535
		621,073
	Special Purpose Entity - 0.46%
	El Paso Performance Linked Trust
1,070,000	7.750%, 07/15/2011 (c)	1,031,016
	GrafTech Financial, Inc.
50,000	10.250%, 02/15/2012	45,500
	Hellas Telecom V
375,000	6.112%, 10/15/2012	246,622
	ILFC E-Capital Trust II
280,000	6.250%, 12/21/2065 (c)(e)	44,939
	MUFG Capital Finance 1 Ltd.
330,000	6.350%, 07/29/2049	221,390
	TNK-BP
100,000	7.500%, 07/18/2016	71,000
490,000	7.500%, 07/18/2016 (c)	357,700
200,000	6.630%, 03/20/2017 (c)	133,000
240,000	7.880%, 03/13/2018 (c)	169,200
		2,320,367
	Telecommunications - 0.29%
	Echostar DBS Corporation
125,000	7.750%, 05/31/2015	115,625
	Telefonica Emisiones SAU
875,000	6.420%, 06/20/2016	905,992
	VIP Finance Ireland Ltd.
590,000	8.380%, 04/30/2013 (c)	430,700
		1,452,317
	Textiles, Apparel & Luxury Goods - 0.03%
	INVISTA
125,000	9.250%, 05/01/2012 (c)	112,500
	Oxford Industries, Inc.
50,000	8.880%, 06/01/2011	36,750
		149,250

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
 SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	Tobacco - 0.24%
	Altria Group, Inc.
$940,000	9.700%, 11/10/2018	$1,024,813
	Reynolds American, Inc.
230,000	6.750%, 06/15/2017	196,643
		1,221,456
	Transportation - 0.25%
	Bombardier, Inc.
375,000	7.250%, 11/15/2016 (Acquired
	05/15/2007, Cost $481,745) (d)	331,320
	Teekay Shipping Corp.
86,000	8.880%, 07/15/2011	82,990
	Vale Overseas Ltd.
966,000	6.880%, 11/21/2036	839,009
		1,253,319
	Wireless Telecommunication Services - 0.24%
	America Movil SAB de CV
330,000	5.630%, 11/15/2017	300,922
	Rogers Communications Inc.
70,000	6.800%, 08/15/2018	70,083
	Rogers Wireless Communications, Inc.
240,000	6.380%, 03/01/2014	243,225
	Sprint Nextel Corporation
930,000	6.880%, 10/31/2013	534,750
15,000	5.950%, 03/15/2014	8,400
120,000	7.380%, 08/01/2015	64,200
		1,221,580
	Total Corporate Bonds
	(Cost $179,517,887)	135,231,245
	FOREIGN GOVERNMENT
	NOTES/BONDS - 0.42%
	United Mexican States
14,000	5.630%, 01/15/2017	13,762
1,256,000	6.750%, 09/27/2034	1,189,181
	Republic Of Indonesia
320,000	11.625%, 03/04/2019 (c)	349,600
	Republic of Peru
570,000	7.125%, 03/30/2019	578,407
	Total Foreign Government
	Notes/Bonds (Cost $2,091,851)	2,130,950

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT AGENCY - 14.06%
	Adjustable Rate Mortgage Trust
$36,935	Series 2004-5,
	5.000%, 04/25/2035	$20,543
	Bank of America Corporation
550,000	Series 2005-5,
	5.120%, 10/10/2045	422,454
2,500,000	Series 2005-6,
	5.180%, 09/10/2047	1,929,419
110,000	Series 2007-5,
	5.620%, 02/10/2051	81,162
	BCAP LLC Trust
295,828	Series 2006-RR1,
	1.114%, 11/25/2036	157,217
	Bear Stearns Trust
73,898	Series 2004-1,
	4.861%, 04/25/2034	49,341
502,922	Series 2004-9,
	5.220%, 09/25/2034	320,986
868,539	Series 2005-2,
	4.710%, 04/25/2035	406,443
217,998	Series 2005-3,
	5.083%, 06/25/2035	126,663
1,809,658	Series 2006-4,
	5.379%, 10/25/2036	802,388
3,000,000	Series 2005-PWR10,
	5.410%, 12/11/2040	2,367,012
3,375,372	Series FLT,
	6.140%, 09/25/2047	1,424,926
	Chase Mortgage Financial Trust
1,441,380	Series 2007-A1,
	4.604%, 02/25/2037	914,972
2,088,600	Series 2007-A1,
	4.825%, 02/25/2037	1,317,924
2,085,094	Series 2007-A1,
	4.134%, 01/01/2049	1,501,805
442,770	Series 2007-A1,
	4.831%, 01/01/2049	364,762
1,574,639	Series 2007-A1,
	4.933%, 01/01/2049	1,232,076

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT AGENCY (Continued)
	CIT Mortgage Loan Trust
$1,408,452	Pool #2007A1, 1.474%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $1,408,452) (d)(e)	$1,055,676
550,000	Pool #2007A2, 1.724%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $550,000) (d)(e)	160,267
1,000,000	Pool #2007A3, 1.924%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $1,000,000) (d)(e)	268,384
	Citigroup Commercial Mortgage Trust
2,000,000	Series 2006-C4,
	5.725%, 03/15/2049	1,506,156
	Citigroup/Deutsche Bank
	Commerical Mortgage
2,500,000	Series TR,
	5.362%, 01/15/2046	1,934,626
	Countrywide Alternative Loan Trust
708,579	Series 2005-36,
	4.970%, 08/25/2035	446,565
1,340,299	Series 2005-27,
	6.123%, 08/25/2035	495,022
331,216	Series 2005-38,
	3.323%, 09/25/2035	222,319
1,056,159	Series 2005-59,
	0.880%, 11/20/2035(e)	425,421
631,209	Series 2005-51,
	0.870%, 11/20/2035(e)	259,043
1,905,108	Series 2005-62,
	0.820%, 12/25/2035(e)	715,631
1,275,783	Series 2005-63,
	5.309%, 12/25/2035	597,088
2,660,140	Series 2007-16CB,
	6.000%, 08/25/2037	1,454,449
1,491,471	Series 2006-OA10,
	0.710%, 08/25/2046 (e)	537,694
	Countrywide Home Loans, Inc.
170,715	Series 2003-52,
	5.290%, 02/19/2034	113,879
57,201	Series 2004-HYB6,
	4.537%, 11/20/2034	31,123
308,386	Series 2005-HYB4,
	4.899%, 08/20/2035	171,145

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT AGENCY (Continued)
	First Horizon Mortgage Trust
$34,906	Series FLT, 4.750%, 12/25/2034	$28,792
	First Union National Bank
	Commercial Mortgage
2,854,555	Series 2000-C2,
	7.200%, 10/15/2032	2,900,013
	GE Capital Commercial Mortgage
	Corporation
3,000,000	Series 2005-C4,
	5.334%, 11/10/2045	2,314,709
	General Motors Acceptance
	Corporation
2,414,710	Series FLT,
	1.224%, 02/25/2031 (c)	1,180,243
1,290,000	Series 1998-C2,
	6.500%, 05/15/2035	1,264,540
2,500,000	Series 2002-C1,
	6.280%, 11/15/2039	2,471,850
737,195	Series 2007-HE3,
	7.000%, 09/25/2037	256,987
	GS Mortgage Securities Corporation
800,000	Series 2005-GG4,
	4.680%, 07/10/2039	668,846
	Harborview Mortgage Loan Trust
1,259,398	Series 2005-10,
	3.980%, 11/19/2035	480,460
1,369,146	Series FLT,
	5.731%, 12/19/2035	611,858
1,352,851	Series 2005-16,
	0.810%, 01/19/2036 (e)	510,924
249,124	Series 2005-16,
	4.460%, 01/19/2036	103,600
	IMPAC Secured Assets Corp.
1,010,048	Series 2005-6,
	0.770%, 10/25/2035 (e)	424,057
1,196,521	Series 2005-2,
	0.840%, 03/25/2036 (e)	501,027
	IndyMac Mortgage Loan Trust
417,600	Series 2005-AR15,
	5.099%, 09/25/2035	194,227
623,284	Series 2005-AR15,
	5.369%, 09/25/2035	308,001

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT AGENCY (Continued)
$1,897,451	Series 2007-AR15,
	5.836%, 08/25/2037	$779,363
1,399,749	Series 2007-AR7,
	6.164%, 11/25/2037	771,325
661,165	Series 2005-AR16IP,
	0.794%, 07/25/2045 (e)	252,060
	JP Morgan Chase & Co.
300,000	Series 2007-LDP10,
	5.420%, 01/15/2049	174,352
	JP Morgan Commercial Mortgage
1,380,000	Series 2005-CIBC12,
	4.900%, 09/12/2037	1,043,047
1,500,000	Series 2005-LDP2,
	4.740%, 07/15/2042	1,106,106
	JP Morgan Mortgage Trust
726,137	Series 2007-A1,
	4.067%, 07/25/2035	501,716
788,542	Series 2007-A1,
	4.196%, 07/25/2035	543,809
692,527	Series 2007-A1,
	4.768%, 07/25/2035	458,242
	Lehman Brothers Trust
1,061,762	Series 2005-5N,
	0.820%, 11/25/2035 (e)	436,453
891,722	Series 2005-5N,
	0.820%, 11/25/2035 (e)	354,287
233,053	Series 2005-7N,
	0.790%, 12/25/2035 (e)	94,524
2,811,938	Series 2007-16N,
	1.370%, 09/25/2047 (e)	1,025,571
	Lehman Brothers-UBS Commercial
	Mortgage Trust
600,000	Series 2005-C3,
	4.660%, 07/15/2030	540,068
	Luminent Mortgage Trust
630,278	Series 2006-5,
	0.710%, 07/25/2036 (e)	215,708
	Merrill Lynch Mortgage Trust
1,030,000	Series 2006-C1,
	5.844%, 05/12/2039	748,429

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT AGENCY (Continued)
	MLCC Mortgage Investors, Inc.
$812,860	Series 2004-A3,
	5.041%, 05/25/2034	$665,525
2,710,000	Series 2007-7,
	5.750%, 06/12/2050	1,475,399
	Morgan Stanley
480,000	Series 2005-HQ6,
	4.990%, 08/13/2042	387,511
2,000,000	Series 2005-HQ7,
	5.210%, 11/14/2042	1,567,939
	Residential Accredit Loans, Inc.
3,810,199	Series 2007-QH9,
	6.546%, 11/25/2037	1,237,662
1,291,206	Series 2005-QO4,
	0.800%, 12/25/2045(e)	512,175
1,593,564	Series 2005-QO5,
	1.191%, 01/25/2046	572,744
	Residential Funding Mortgage
1,398,844	Series FLT, 5.180%,09/25/2035	905,003
	Structured Adjustable Rate
	Mortgage Loan
94,008	Series FLT, 4.380%, 05/25/2034	57,470
29,260	Series FLT, 5.250%, 09/25/2034	21,104
3,594,965	Series A-1, 3.323%,
	08/25/2047 (e)	1,305,857
	Thornburg Mortgage Trust
4,227,865	Series 2006-3,
	0.637% to 0.584%, 06/25/2036 (e)	4,097,739
	Washington Mutual
134,676	Series 2004-AR3,
	4.176%, 06/25/2034	104,396
1,700,000	Series 2005-AR4,
	4.670%, 04/25/2035	786,398
1,132,678	Series 2007-HY4,
	5.505%, 09/25/2036	629,128
2,034,782	Series 2007-HY2,
	5.588%, 12/25/2036	1,017,726
1,171,343	Series 2005-AR13,
	0.810%, 10/25/2045 (e)	483,427
1,470,405	Series 2005-AR15,
	0.780%, 11/25/2045 (e)	598,784

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT AGENCY (Continued)
$1,218,335	Series 2005-AR15,
	0.802%, 11/25/2045 (e)	$392,411
1,234,857	Series 2005-AR17,
	0.790%, 12/25/2045 (e)	504,260
969,518	Series 2005-AR19,
	0.790%, 12/25/2045 (e)	401,239
710,917	Series 2006-AR11,
	2.743%, 09/25/2046	235,292
770,736	Series 2007-OA2,
	2.523%, 03/25/2047	269,075
	Wells Fargo Company
3,257,321	Series 2005-AR6,
	5.034%, 04/25/2035	2,441,924
812,302	Series 2005-AR16,
	4.610%, 10/25/2035	610,905
1,250,766	Series 2006-AR10,
	5.593%, 07/25/2036	749,599
3,236,585	Series 2007-PA6,
	6.599%, 12/25/2037	1,790,872
	Total Mortgage Backed Securities -
	Non-U.S. Government
	(Cost $118,854,636)	70,921,339
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY - 50.32%
	FHLMC
1,000,000	Series 2590,
	5.000%, 03/15/2018	1,065,497
1,420,124	Series 2329,
	6.500%, 06/15/2031	1,513,413
796,053	Series 2338,
	6.500%, 07/15/2031	843,673
3,531,118	Pool #1G-0058,
	4.610%, 01/01/2035	3,607,993
1,576,692	Pool #1H-2524,
	4.580%, 08/01/2035	1,581,857
192,582	Series 3013, 0.000%, 08/15/2035
	(Acquired 05/01/2007,
	Cost $196,620) (d)(l)	187,130
2,116,245	Pool #1Q-0160,
	5.050%, 09/01/2035	2,173,294

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$224,707	Series 3167, 0.000%, 06/15/2036
	(Acquired 04/13/2007,
	Cost $206,307) (d)(l)	$207,793
179,035	Pool #A5-1729,
	6.500%, 08/01/2036	188,998
606,348	Pool #A5-7803,
	6.500%, 02/01/2037	640,088
1,173,421	Pool #1N-1582,
	5.940%, 05/01/2037	1,221,187
2,518,778	Pool #1G-2201,
	6.120%, 09/01/2037	2,621,406
155,078	Pool #A6-6284,
	6.500%, 09/01/2037	163,699
5,768,509	Pool #H0-9183,
	6.000%, 03/01/2038	6,009,445
8,699,161	Pool #G0-1818,
	5.000%, 05/01/2035	8,995,900
85,822	Pool #G0-3449,
	6.000%, 10/01/2037 (g)	89,836
48,259	Pool #G0-4212,
	6.000%, 11/01/2037 (g)	50,516
1,868,323	Pool #G0-4346,
	6.000%, 05/01/2038 (g)	1,955,595
284,728	Pool #G0-4544,
	6.000%, 08/01/2038 (g)	298,044
181,190	Pool #G0-5281,
	6.000%, 11/01/2038 (g)	189,664
	FHLMC Gold
25,909	Pool #B1-2301,
	4.000%, 02/01/2014	26,463
45,284	Pool #B1-2730,
	4.000%, 03/01/2014	46,252
44,162	Pool #B1-2772,
	4.000%, 03/01/2014	45,106
36,274	Pool #B1-2818,
	4.000%, 03/01/2014	37,050
43,652	Pool #B1-2819,
	4.000%, 03/01/2014	44,586
38,197	Pool #B1-2883,
	4.000%, 03/01/2014	39,008
30,048	Pool #B1-2910,
	4.000%, 03/01/2014	30,685

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$32,043	Pool #B1-2911,
	4.000%, 03/01/2014	$32,722
148,806	Pool #B1-3066,
	4.000%, 03/01/2014	151,993
19,994	Pool #B1-3343,
	4.000%, 04/01/2014	20,422
26,884	Pool #B1-3344,
	4.000%, 04/01/2014	27,459
36,424	Pool #B1-3360,
	4.000%, 04/01/2014	37,202
195,226	Pool #E9-6057,
	4.500%, 05/01/2018	202,258
56,238	Pool #E9-6247,
	4.500%, 05/01/2018	58,299
60,064	Pool #E9-6248,
	4.500%, 05/01/2018	62,265
69,139	Pool #E9-7034,
	4.500%, 06/01/2018	71,630
26,434	Pool #E9-9763,
	4.500%, 09/01/2018	27,386
25,462	Pool #E9-9764,
	4.500%, 09/01/2018	26,379
17,600	Pool #E9-9765,
	4.500%, 09/01/2018	18,234
115,984	Pool #E9-9768,
	4.500%, 09/01/2018	120,162
54,072	Pool #E9-9769,
	4.500%, 09/01/2018	56,020
37,623	Pool #E9-9770,
	4.500%, 09/01/2018	38,979
65,619	Pool #B1-0170,
	4.500%, 10/01/2018	67,982
77,090	Pool #B1-0207,
	4.500%, 10/01/2018	79,867
74,265	Pool #E0-1481,
	4.500%, 10/01/2018	76,762
397,658	Pool #B1-0178,
	5.000%, 10/01/2018	415,524
75,704	Pool #B1-0931,
	4.500%, 11/01/2018	78,430
147,162	Pool #E0-1489,
	4.500%, 11/01/2018	151,592

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$632,172	Pool #E0-1538,
	5.000%, 12/01/2018	$657,670
82,436	Pool #B1-1801,
	4.500%, 01/01/2019	85,405
80,062	Pool #E0-1602,
	4.500%, 03/01/2019	83,041
82,226	Pool #G1-1526,
	4.500%, 03/01/2019	85,188
1,060,000	Pool #G1-1719,
	5.000%, 06/01/2020	1,105,635
1,093,171	Pool #G1-1733,
	5.000%, 07/01/2020	1,137,501
664,633	Pool #D9-6291,
	4.500%, 09/01/2023	682,322
452,395	Pool #C0-1385,
	6.500%, 08/01/2032	480,608
170,618	Pool #C7-0562,
	6.500%, 09/01/2032	181,258
212,487	Pool #C7-0760,
	6.500%, 09/01/2032	225,738
1,008,684	Pool #78-0447,
	4.770%, 04/01/2033	1,009,263
3,080,282	Pool #G0-8085,
	5.000%, 10/01/2035	3,185,354
660,185	Pool #A3-9756,
	5.000%, 11/01/2035	682,705
100,000	Pool #TBA,
	5.000%, 04/15/2036 (g)	103,141
900,000	Pool #TBA,
	6.000%, 04/15/2038 (g)	940,922
455,950	Pool #1N-1447,
	5.810%, 02/01/2037	473,999
894,142	Pool #1N-1463,
	5.950%, 05/01/2037	929,777
337,435	Pool #G0-3812,
	5.500%, 02/01/2038	350,561
	FNMA
111,774	Pool #695826,
	5.000%, 04/01/2018	116,831
3,296,676	Pool #734788,
	4.000%, 09/01/2018	3,381,978

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$52,270	Pool #713830,
	4.500%, 10/01/2018	$54,218
111,928	Pool #734743,
	4.500%, 10/01/2018	116,099
52,720	Pool #740468,
	4.500%, 10/01/2018	54,685
48,380	Pool #769278,
	4.500%, 11/01/2018	50,183
81,280	Pool #752853,
	4.500%, 12/01/2018	84,309
650,210	Pool #745387,
	5.000%, 04/01/2019	679,625
135,647	Pool #772684,
	4.500%, 05/01/2019	140,533
18,716	Pool #775653,
	4.500%, 05/01/2019	19,390
102,523	Pool #775688,
	4.500%, 05/01/2019	106,216
57,395	Pool #777358,
	4.500%, 05/01/2019	59,462
155,097	Pool #779081,
	4.500%, 06/01/2019	160,684
95,723	Pool #735985,
	5.000%, 06/01/2019	100,053
109,137	Pool #725792,
	4.500%, 08/01/2019	113,068
1,100,594	Pool #735439,
	6.000%, 09/01/2019	1,159,671
1,380,096	Pool #745238,
	6.000%, 12/01/2020	1,454,176
3,782,427	Pool #981272,
	4.500%, 04/01/2023	3,899,257
1,936,820	Pool #889428,
	5.000%, 05/01/2023	2,013,547
1,366,366	Pool #981644,
	4.500%, 06/01/2023	1,408,889
687,696	Pool #966689,
	5.000%, 06/01/2023	714,148
76,759	Pool #251925,
	6.500%, 07/01/2028	81,868
22,803	Pool #435151,
	6.500%, 07/01/2028	24,320

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$229,874	Pool #433575,
	6.500%, 09/01/2028	$245,173
277,385	Pool #251985,
	6.500%, 10/01/2028	295,846
452,114	Pool #446107,
	6.500%, 11/01/2028	482,203
348,052	Pool #452955,
	6.500%, 11/01/2028	371,215
301,701	Pool #457553,
	6.500%, 01/01/2029	321,781
177,567	Pool #252255,
	6.500%, 02/01/2029	189,385
110,356	Pool #252342,
	6.500%, 04/01/2029	117,424
401,866	Pool #323632,
	6.500%, 04/01/2029	428,611
523,882	Pool #494339,
	6.500%, 04/01/2029	557,438
101,399	Pool #252497,
	6.500%, 06/01/2029	107,894
29,073	Pool #498092,
	6.500%, 06/01/2029	30,935
315,182	Pool #500441,
	6.500%, 06/01/2029	335,370
619,836	Pool #501198,
	6.500%, 06/01/2029	659,538
173,702	Pool #503223,
	6.500%, 07/01/2029	184,828
80,544	Pool #504708,
	6.500%, 07/01/2029	85,703
60,076	Pool #535476,
	6.500%, 07/01/2029	64,074
805,767	Pool #544859,
	5.930%, 08/01/2029	806,269
50,782	Pool #535506,
	6.500%, 08/01/2030	54,035
895,262	Pool #786848,
	7.000%, 10/01/2031	967,214
704,493	Pool #607398,
	6.500%, 11/01/2031	748,737
4,466	Pool #741862,
	5.500%, 09/01/2033	4,655

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$30,657	Pool #745944,
	5.000%, 12/01/2033	$31,766
5,722	Pool #766197,
	5.500%, 02/01/2034	5,958
541,787	Pool #888504,
	4.236%, 04/01/2034	550,091
902	Pool #776974,
	5.500%, 04/01/2034	939
541,072	Series 2004-71,
	0.000%, 04/25/2034 (Acquired
	04/07/2006, Cost $39,505) (d)(i)(l)	2,932
6,844,542	Pool #725589,
	5.000%, 07/01/2034	7,080,357
1,059,222	Pool #725705,
	5.000%, 08/01/2034	1,095,843
988,197	Pool #888283,
	5.000%, 08/01/2034	1,023,169
1,329,307	Pool #782284,
	6.000%, 09/01/2034	1,395,837
1,071,713	Pool #791563,
	6.000%, 09/01/2034	1,124,011
46,765	Pool #794371,
	6.000%, 09/01/2034	49,047
543,034	Pool #802783,
	6.220%, 10/01/2034	556,351
1,024,329	Pool #802493,
	6.000%, 11/01/2034	1,074,315
64,475	Pool #781629,
	5.500%, 12/01/2034	67,130
2,513	Pool #806098,
	6.000%, 12/01/2034	2,635
7,467,675	Pool #735224,
	5.500%, 02/01/2035	7,784,468
2,961,978	Pool #808057,
	6.000%, 02/01/2035	3,100,966
43,717	Pool #798085,
	6.500%, 03/01/2035	46,271
53,188	Pool #814918,
	5.000%, 04/01/2035 (g)	55,012
910,221	Pool #735504,
	6.000%, 04/01/2035	956,345

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$346,589	Pool #735484,
	5.000%, 05/01/2035 (g)	$358,476
1,227,594	Pool #773306,
	6.000%, 05/01/2035	1,285,197
76,576	Series 2007-27,
	0.000%, 05/25/2035 (Acquired
	05/29/2007, Cost $72,460) (d)(l)	72,091
2,656,378	Pool #735591,
	5.000%, 06/01/2035	2,747,898
3,527,180	Pool #827741,
	5.500%, 06/01/2035	3,669,094
70,875	Pool #820242,
	5.000%, 07/01/2035 (g)	73,306
45,614	Pool #829196,
	5.000%, 07/01/2035 (g)	47,179
39,583	Pool #829202,
	5.000%, 07/01/2035 (g)	40,940
19,390	Pool #833958,
	5.000%, 07/01/2035 (g)	20,055
20,190	Pool #835738,
	5.000%, 07/01/2035 (g)	20,883
203,927	Pool #357842,
	6.000%, 07/01/2035	213,496
48,552	Pool #255813,
	5.000%, 08/01/2035 (g)	50,217
21,293	Pool #834513,
	5.000%, 08/01/2035 (g)	22,023
1,092,795	Pool #829334,
	4.450%, 09/01/2035	1,112,783
4,773,631	Pool #820345,
	5.000%, 09/01/2035	4,937,351
31,761	Pool #840001,
	5.000%, 09/01/2035 (g)	32,850
20,160	Pool #840696,
	5.000%, 09/01/2035 (g)	20,851
10,264,022	Pool #832738,
	5.500%, 09/01/2035	10,676,989
7,564	Pool #838452,
	5.500%, 09/01/2035	7,868
1,007,096	Pool #836852,
	3.788%, 10/01/2035	1,030,345

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$1,482,940	Pool #836464,
	3.811%, 10/01/2035	$1,517,286
25,283	Pool #843833,
	5.000%, 10/01/2035 (g)	26,150
71,814	Pool #880609,
	5.000%, 10/01/2035 (g)	74,277
139,536	Pool #817534,
	5.500%, 10/01/2035	145,151
404,503	Pool #836273,
	5.500%, 10/01/2035	420,777
130,824	Pool #745000,
	6.000%, 10/01/2035	137,697
113,313	Pool #844052,
	3.780%, 11/01/2035	115,928
665,963	Pool #843823,
	3.794%, 11/01/2035	681,354
111,369	Pool #844237,
	3.790%, 11/01/2035	113,943
114,256	Pool #844789,
	3.797%, 11/01/2035	116,897
115,130	Pool #843997,
	3.805%, 11/01/2035	117,794
111,849	Pool #844148,
	3.810%, 11/01/2035	114,440
3,110,933	Pool #844158,
	5.000%, 11/01/2035	3,217,629
1,347,861	Pool #745755,
	5.000%, 12/01/2035	1,394,299
162,086	Pool #846512,
	5.000%, 12/01/2035 (g)	167,645
26,950	Pool #863913,
	5.500%, 12/01/2035	28,035
1,728,103	Pool #846513,
	6.500%, 12/01/2035	1,824,482
211,032	Pool #848939,
	6.500%, 01/01/2036	222,802
47,776	Pool #851639,
	6.500%, 01/01/2036	50,396
3,056,189	Pool #745275,
	5.000%, 02/01/2036	3,161,007
571,097	Pool #888022,
	5.000%, 02/01/2036	590,684

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$281,148	Pool #852263,
	5.000%, 03/01/2036	$290,526
72,622	Pool #865854,
	6.000%, 03/01/2036	75,996
2,913,272	Pool #256219,
	5.500%, 04/01/2036	3,010,111
450,836	Pool #869843,
	5.500%, 04/01/2036	468,552
30,008	Pool #880627,
	5.500%, 04/01/2036	31,187
84,931	Pool #891474,
	6.000%, 04/01/2036	88,877
3,449,596	Pool #872236,
	4.160%, 05/01/2036	3,488,606
2,757,967	Pool #868993,
	4.287%, 05/01/2036	2,789,508
42,448	Pool #872499,
	6.500%, 06/01/2036	44,776
3,298,846	Pool #885961,
	4.189%, 07/01/2036	3,325,484
3,644,348	Pool #886376,
	4.278%, 08/01/2036	3,673,948
71,882	Pool #887046,
	6.000%, 08/01/2036	75,221
3,521,111	Pool #886891,
	4.157%, 09/01/2036	3,550,613
1,224,512	Pool #831808,
	6.000%, 09/01/2036	1,281,396
507,573	Pool #745876,
	6.500%, 09/01/2036	535,405
542,932	Pool #897776,
	6.500%, 09/01/2036	572,703
66,653	Series 2006-81,
	0.000%, 09/25/2036 (Acquired
	05/29/2007, Cost $66,112) (d)(l)	65,172
952,070	Pool #745873,
	5.500%, 10/01/2036	989,484
49,490	Pool #898601,
	5.500%, 10/01/2036	51,435
1,133,811	Pool #893681,
	6.000%, 10/01/2036	1,186,482

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$437,460	Pool #893898,
	6.000%, 10/01/2036	$457,782
2,359,386	Pool #893923,
	6.000%, 10/01/2036	2,468,992
2,998,585	Pool #894005,
	6.000%, 10/01/2036	3,137,885
902,968	Pool #190375,
	5.500%, 11/01/2036	938,452
308,893	Pool #905215,
	5.500%, 11/01/2036	319,161
129,960	Pool #870962,
	6.000%, 11/01/2036	135,997
181,212	Pool #898809,
	6.000%, 11/01/2036 (g)	189,631
84,785	Pool #902663,
	6.000%, 11/01/2036	88,724
23,623	Pool #889659,
	5.000%, 12/01/2036 (g)	24,434
3,184	Pool #902853,
	5.500%, 12/01/2036	3,309
20,412	Pool #903059,
	5.500%, 12/01/2036	21,214
22,133	Pool #928041,
	5.500%, 12/01/2036	23,003
310,415	Pool #905857,
	5.576%, 12/01/2036	319,416
254,554	Pool #905110,
	6.000%, 12/01/2036	266,380
227,549	Pool #905111,
	6.000%, 12/01/2036	238,120
524,192	Pool #897505,
	6.500%, 12/01/2036	552,936
4,501	Pool #906225,
	5.500%, 01/01/2037	4,678
223,138	Pool #906055,
	6.000%, 01/01/2037	233,503
675,669	Pool #871054,
	6.500%, 01/01/2037	712,719
12,654	Pool #907701,
	5.500%, 02/01/2037	13,151
5,617	Pool #908880,
	5.500%, 02/01/2037	5,837

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$12,193	Pool #912864,
	5.500%, 02/01/2037	$12,670
13,725	Pool #912866,
	5.500%, 02/01/2037	14,261
1,158	Pool #928062,
	5.500%, 02/01/2037	1,203
9,058	Pool #897608,
	5.500%, 03/01/2037	9,414
9,824	Pool #909990,
	5.500%, 03/01/2037	10,208
101,021	Pool #911392,
	5.500%, 03/01/2037	104,969
5,626	Pool #912443,
	5.500%, 03/01/2037	5,846
4,871	Pool #914497,
	5.500%, 03/01/2037	5,061
16,915	Pool #928119,
	5.500%, 03/01/2037	17,576
6,054	Pool #928125,
	5.500%, 03/01/2037	6,290
4,412	Pool #899117,
	5.500%, 04/01/2037	4,584
1,858	Pool #899119,
	5.500%, 04/01/2037	1,930
170,219	Pool #899147,
	5.500%, 04/01/2037	176,872
46,557	Pool #914899,
	5.500%, 04/01/2037	48,377
12,281	Pool #915565,
	5.500%, 04/01/2037	12,761
4,435	Pool #915959,
	5.500%, 04/01/2037	4,608
10,639	Pool #916979,
	5.500%, 04/01/2037	11,055
15,044	Pool #916983,
	5.500%, 04/01/2037	15,632
5,508	Pool #917571,
	5.500%, 04/01/2037	5,723
6,929	Pool #918858,
	5.500%, 04/01/2037	7,201
4,968	Pool #923817,
	5.500%, 04/01/2037	5,163

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$17,599	Pool #928182,
	5.500%, 04/01/2037	$18,291
307,622	Pool #917560,
	6.500%, 04/01/2037	324,490
4,998	Pool #888352,
	5.500%, 05/01/2037	5,193
2,355	Pool #918238,
	5.500%, 05/01/2037	2,447
2,463	Pool #928293,
	5.500%, 05/01/2037	2,559
1,850	Pool #938488,
	5.500%, 05/01/2037	1,923
46,594	Pool #936750,
	6.500%, 05/01/2037	49,146
11,768	Pool #918503,
	5.500%, 06/01/2037	12,228
488,660	Pool #938776,
	5.500%, 06/01/2037	507,759
875,933	Pool #936501,
	6.000%, 06/01/2037	916,027
770,924	Pool #919187,
	6.500%, 06/01/2037	813,153
73,841	Series 2007-56,
	0.000%, 06/25/2037 (Acquired
	06/11/2007, Cost $80,246) (d)(l)	73,087
631,604	Pool #915790,
	5.500%, 07/01/2037	652,598
3,207	Pool #928469,
	5.500%, 07/01/2037	3,332
21,737	Pool #938034,
	5.500%, 07/01/2037	22,587
4,609	Pool #938039,
	5.500%, 07/01/2037	4,790
29,159	Pool #942569,
	6.000%, 08/01/2037 (g)	30,493
21,515	Pool #942786,
	6.000%, 08/01/2037 (g)	22,500
845,586	Pool #943996,
	6.000%, 08/01/2037	880,111
48,661	Pool #945621,
	6.000%, 08/01/2037	50,647

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$25,765	Pool #888602,
	6.500%, 08/01/2037	$27,176
731,502	Pool #945069,
	6.500%, 08/01/2037	771,572
583,821	Pool #949629,
	6.500%, 08/01/2037	615,802
788,141	Pool #888637,
	6.000%, 09/01/2037	824,217
553,993	Pool #915802,
	6.000%, 09/01/2037	576,613
84,492	Pool #942950,
	6.000%, 09/01/2037 (g)	88,359
973,559	Pool #952502,
	6.500%, 09/01/2037	1,026,888
39,691	Pool #928781,
	5.500%, 10/01/2037	41,242
7,842	Pool #955789,
	6.000%, 10/01/2037	8,201
42,015	Pool #955771,
	6.500%, 10/01/2037	44,316
35,657	Pool #953725,
	6.000%, 11/01/2037 (g)	37,289
1,722,732	Pool #899949,
	7.000%, 12/01/2037	1,835,246
616,781	Pool #928872,
	8.000%, 12/01/2037	656,885
33,706	Pool #959397,
	8.000%, 12/01/2037	35,898
43,234	Pool #959538,
	8.000%, 12/01/2037	46,045
67,635	Pool #966818,
	8.000%, 12/01/2037	72,033
434,477	Pool #953586,
	5.000%, 01/01/2038	448,878
60,345	Pool #961299,
	5.500%, 01/01/2038	62,703
31,399	Pool #257087,
	8.000%, 01/01/2038	33,440
16,081	Pool #933376,
	5.000%, 02/01/2038	16,614
58,774	Pool #929239,
	5.500%, 02/01/2038	61,071

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$26,094	Pool #969376,
	5.500%, 02/01/2038	$27,114
161,138	Pool #889116,
	6.000%, 02/01/2038	168,514
24,846	Pool #933506,
	6.000%, 02/01/2038 (g)	25,983
977,567	Pool #976735,
	5.000%, 03/01/2038	1,009,970
200,926	Pool #929187,
	5.500%, 03/01/2038	208,779
43,462	Pool #961935,
	5.500%, 03/01/2038	45,161
2,096	Pool #970131,
	5.500%, 03/01/2038	2,178
47,890	Pool #972446,
	5.500%, 03/01/2038	49,762
12,215	Pool #973832,
	5.500%, 03/01/2038	12,693
9,266	Pool #973894,
	5.500%, 03/01/2038	9,628
446,906	Pool #889276,
	6.000%, 03/01/2038 (g)	467,363
12,558	Pool #889273,
	5.500%, 04/01/2038	13,049
343,616	Pool #889443,
	5.500%, 04/01/2038	357,046
24,534	Pool #962510,
	5.500%, 04/01/2038	25,492
24,230	Pool #962562,
	5.500%, 04/01/2038	25,177
21,859	Pool #962797,
	5.500%, 04/01/2038	22,713
16,021	Pool #972606,
	5.500%, 04/01/2038	16,647
16,813	Pool #975802,
	5.500%, 04/01/2038	17,471
938,004	Pool #982817,
	5.000%, 05/01/2038	969,096
502,177	Pool #982833,
	5.000%, 05/01/2038	518,823
253,853	Pool #983077,
	5.000%, 05/01/2038	262,267

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$10,844	Pool #963271,
	5.500%, 05/01/2038	$11,268
97,610	Pool #975118,
	5.500%, 05/01/2038	101,424
156,718	Pool #975339,
	5.500%, 05/01/2038	162,844
4,256	Pool #977014,
	5.500%, 05/01/2038	4,422
35,671	Pool #977036,
	5.500%, 05/01/2038	37,065
4,358	Pool #984317,
	5.500%, 05/01/2038	4,528
968,265	Pool #934302,
	5.000%, 06/01/2038	1,000,360
53,738	Pool #929626,
	5.500%, 06/01/2038	55,839
2,098	Pool #934276,
	5.500%, 06/01/2038	2,180
1,105	Pool #963831,
	5.500%, 06/01/2038	1,149
24,288	Pool #975100,
	5.500%, 06/01/2038	25,237
5,249	Pool #981291,
	5.500%, 06/01/2038	5,454
1,346	Pool #981313,
	5.500%, 06/01/2038	1,399
137,266	Pool #981602,
	5.500%, 06/01/2038	142,631
7,501	Pool #983408,
	5.500%, 06/01/2038	7,794
1,712	Pool #984017,
	5.500%, 06/01/2038	1,779
8,504	Pool #985515,
	5.500%, 06/01/2038	8,836
68,961	Pool #985516,
	5.500%, 06/01/2038	71,656
10,766	Pool #985517,
	5.500%, 06/01/2038	11,187
260,118	Pool #934073,
	6.000%, 06/01/2038	270,738
41,049	Pool #889658,
	6.500%, 06/01/2038	43,298

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$483,321	Pool #975639,
	5.000%, 07/01/2038	$499,342
47,009	Pool #986758,
	5.000%, 07/01/2038	48,567
3,783	Pool #889858,
	5.500%, 07/01/2038	3,931
1,325	Pool #963959,
	5.500%, 07/01/2038	1,377
16,044	Pool #964239,
	5.500%, 07/01/2038	16,671
1,884	Pool #964451,
	5.500%, 07/01/2038	1,958
2,229	Pool #964461,
	5.500%, 07/01/2038	2,316
22,479	Pool #981336,
	5.500%, 07/01/2038	23,357
2,054	Pool #985108,
	5.500%, 07/01/2038	2,135
2,471	Pool #985109,
	5.500%, 07/01/2038	2,568
7,655	Pool #986760,
	5.500%, 07/01/2038	7,954
85,369	Pool #986761,
	5.500%, 07/01/2038	88,706
173,435	Pool #987002,
	5.500%, 07/01/2038	180,213
287,015	Pool #987015,
	5.500%, 07/01/2038	296,555
186,450	Pool #889697,
	6.000%, 07/01/2038	194,984
54,698	Pool #889987,
	5.500%, 08/01/2038	56,836
145,200	Pool #889988,
	5.500%, 08/01/2038	150,875
1,149	Pool #964930,
	5.500%, 08/01/2038	1,194
1,842	Pool #987032,
	5.500%, 08/01/2038	1,914
9,950	Pool #988564,
	5.500%, 08/01/2038	10,339
8,574	Pool #988575,
	5.500%, 08/01/2038	8,909
Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$214,912	Pool #964867,
	6.000%, 08/01/2038	$224,750
159,169	Pool #964949,
	6.000%, 08/01/2038	166,455
1,964,651	Pool #988565,
	6.000%, 08/01/2038	2,054,581
2,171,339	Pool #988566,
	6.000%, 08/01/2038	2,270,730
2,655,843	Pool #988567,
	6.000%, 08/01/2038	2,777,411
4,172	Pool #965092,
	5.500%, 09/01/2038	4,335
1,594	Pool #968371,
	5.500%, 09/01/2038	1,656
24,368	Pool #986094,
	5.500%, 09/01/2038	25,320
5,038	Pool #990644,
	5.500%, 09/01/2038	5,235
1,782	Pool #990646,
	5.500%, 09/01/2038	1,851
82,781	Pool #982922,
	6.000%, 09/01/2038	86,570
100,873	Pool #987097,
	6.000%, 09/01/2038	105,490
334,288	Pool #990208,
	6.000%, 09/01/2038	349,589
32,714	Pool #930035,
	5.500%, 10/01/2038	33,993
8,807	Pool #934576,
	5.500%, 10/01/2038	9,151
1,136	Pool #970581,
	5.500%, 10/01/2038	1,180
48,952	Pool #979549,
	5.500%, 10/01/2038	50,866
975	Pool #979565,
	5.500%, 10/01/2038	1,013
71,529	Pool #992140,
	5.500%, 10/01/2038	74,324
521,431	Pool #970518,
	6.000%, 10/01/2038	545,299
13,581	Pool #930133,
	5.500%, 11/01/2038	14,112

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$38,327	Pool #930137,
	5.500%, 11/01/2038	$39,825
10,802	Pool #934621,
	5.500%, 11/01/2038	11,225
24,338	Pool #970789,
	5.500%, 11/01/2038	25,289
15,372	Pool #988155,
	5.500%, 11/01/2038	15,973
49,612	Pool #992268,
	5.500%, 11/01/2038	51,551
12,521	Pool #992536,
	5.500%, 11/01/2038	13,010
950,394	Pool #934640,
	6.000%, 11/01/2038	993,897
106,618	Pool #987922,
	6.000%, 11/01/2038	111,499
653,040	Pool #991528,
	6.000%, 11/01/2038	682,933
1,033,038	Pool #992232,
	6.000%, 11/01/2038	1,080,324
1,929,747	Pool #994452,
	6.000%, 11/01/2038	2,018,079
154,291	Pool #994763,
	6.000%, 11/01/2038	161,354
43,057	Pool #934649,
	6.500%, 11/01/2038	45,415
47,783	Pool #930247,
	5.500%, 12/01/2038	49,651
22,175	Pool #930305,
	5.500%, 12/01/2038	23,042
41,862	Pool #970875,
	5.500%, 12/01/2038	43,498
40,912	Pool #991104,
	5.500%, 12/01/2038	42,511
995	Pool #993050,
	5.500%, 12/01/2038	1,034
13,266	Pool #993080,
	5.500%, 12/01/2038	13,785
16,328	Pool #993648,
	5.500%, 12/01/2038	16,967
41,961	Pool #994430,
	5.500%, 12/01/2038	43,601

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$15,277	Pool #AA0692,
	5.500%, 12/01/2038	$15,874
1,005	Pool #MC0018,
	5.500%, 12/01/2038	1,044
119,423	Pool #257552,
	6.000%, 12/01/2038	124,300
94,226	Pool #AA0530,
	6.000%, 12/01/2038	98,073
728,983	Pool #930395,
	5.500%, 01/01/2039	757,475
215,064	Pool #930400,
	5.500%, 01/01/2039	223,470
28,690	Pool #930402,
	5.500%, 01/01/2039	29,811
46,267	Pool #934235,
	5.500%, 01/01/2039	48,075
27,125	Pool #971046,
	5.500%, 01/01/2039	28,185
34,662	Pool #993122,
	5.500%, 01/01/2039	36,017
17,314	Pool #994033,
	5.500%, 01/01/2039	17,989
19,967	Pool #994301,
	5.500%, 01/01/2039	20,745
26,840	Pool #AA0302,
	5.500%, 01/01/2039	27,886
298,779	Pool #AA0845,
	5.500%, 01/01/2039	310,456
72,365	Pool #AA0875,
	5.500%, 01/01/2039	75,193
11,375	Pool #AA1148,
	5.500%, 01/01/2039	11,819
29,812	Pool #AA1607,
	5.500%, 01/01/2039	30,977
370,677	Pool #AA1729,
	5.500%, 01/01/2039	385,165
17,584	Pool #AA1825,
	5.500%, 01/01/2039	18,270
17,796	Pool #AA1826,
	5.500%, 01/01/2039	18,490
56,973	Pool #AA1922,
	5.500%, 01/01/2039	59,200

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT AGENCY (Continued)
$63,022	Pool #AA1934,
	5.500%, 01/01/2039	$65,486
17,051	Pool #AA1942,
	5.500%, 01/01/2039	17,717
23,120	Pool #930407,
	6.000%, 01/01/2039 (g)	24,178
45,611	Pool #930569,
	5.500%, 02/01/2039	47,393
4,131	Pool #930574,
	5.500%, 02/01/2039	4,292
11,990	Pool #AA3264,
	5.500%, 02/01/2039	12,459
1,000,000	Pool #935050,
	5.000%, 03/01/2039 (g)	1,033,047
9,292	Pool #AA0325,
	5.500%, 03/01/2039	9,655
10,600,000	Pool #TBA,
	5.000%, 04/01/2039 (g)	10,939,529
5,000,000	Pool #TBA,
	5.500%, 04/01/2039 (g)	5,213,280
300,000	Pool #TBA,
	6.000%, 04/01/2039 (g)	313,359
4,549,399	Series 2007-16,
	1.272%, 03/25/2047	4,404,611
2,696,140	Pool #200822,
	1.314%, 04/25/2048	2,650,492
	GNMA
2,800,000	Pool #TBA,
	6.500%, 04/01/2029 (g)	2,937,813
4,200,000	Pool #TBA,
	5.000%, 04/01/2034 (g)	4,355,530
1,550,000	Pool #TBA,
	6.000%, 04/01/2039 (g)	1,619,508
9,000,000	Pool #TBA,
	4.500%, 06/15/2039 (g)	9,143,442
800,000	Pool #TBA,
	6.000%, 04/15/2039 (g)	835,000
	Total Mortgage Backed Securities -
	U.S. Government
	(Cost $247,419,057)	253,865,832

Principal
Amount		Value
	MUNICIPAL BONDS - 0.38%
	Virginia Housing Development
	Authority, Series C, Revenue Bond,
$2,025,300	6.000%, 06/25/2034	$1,900,298
	Total Municipal Bonds
	(Cost $1,991,756)	1,900,298
	SUPRANATIONAL OBLIGATIONS - 0.70%
	Supranational Obligation - 0.70%
	African Development Bank
2,500,000	0.500%, 02/27/2014	2,222,357
	GazInvest
970,000	6.210%, 11/22/2016 (c)	708,100
440,000	6.510%, 03/07/2022 (c)	286,000
	HSBK Europe B V
570,000	9.250%, 10/16/2013 (c)	313,500
		3,529,957
	Total Supranational Obligations
	(Cost $3,933,928)	3,529,957
	U.S. GOVERNMENT AGENCY
	ISSUES - 3.16%
	FFCB
1,400,000	5.130%, 04/19/2017 (c)	1,516,594
	FHLB
3,000,000	1.050%, 02/23/2010	3,003,111
700,000	3.750%, 03/27/2019	710,873
	FHLMC
880,000	5.630%, 11/23/2035	908,943
	FNMA
220,000	7.250%, 01/15/2010	230,790
600,000	1.750%, 03/23/2011	604,154
	GNMA
84,698	5.000%, 08/15/2033	88,222
1,218,296	5.000%, 09/15/2033 (b)	1,268,995
205,938	5.000%, 03/15/2034	214,379
218,836	3.750%, 10/20/2034	219,071
126,827	5.000%, 11/15/2034	132,026
1,123,795	3.750%, 11/20/2034	1,124,932
2,935,863	6.000%, 05/15/2035 (b)	3,076,554
688,352	6.000%, 12/15/2038	720,839
	Tennessee Valley Authority
830,000	5.980%, 04/01/2036	948,438
1,100,000	5.380%, 04/01/2056	1,157,827
	Total U.S. Government Agency Issues
	(Cost $15,507,407)	15,925,748

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Principal
Amount		Value
	U.S. TREASURY OBLIGATIONS - 2.93%
	U.S. Treasury Bond - 2.44%
$918,384	2.380%, 01/15/2025 (h)	$957,415
404,191	2.000%, 01/15/2026 (b)(h)	400,907
1,078,256	2.380%, 01/15/2027 (h)(m)	1,129,809
2,650,304	1.750%, 01/15/2028 (h)(m)	2,546,777
4,611,677	2.500%, 01/15/2029 (h)	5,009,434
2,270,000	3.500%, 02/15/2039	2,243,766
		12,288,108
	U.S. Treasury Note - 0.49%
616,977	2.000%, 01/15/2014 (h)	636,836
130,243	1.880%, 07/15/2015 (h)	133,865
499,920	2.000%, 01/15/2016 (h)	516,637
219,528	2.500%, 07/15/2016 (h)	235,101
723,213	2.630%, 07/15/2017 (h)	786,946
181,000	2.750%, 02/15/2019 (b)	182,047
		2,491,432
	Total U.S. Treasury Obligations
	(Cost $13,496,273)	14,779,540
	SHORT TERM INVESTMENTS - 2.64%
	Repurchase Agreements - 1.01%
5,100,000	Merrill Lynch Repurchase Agreement
	0.090%, 04/01/2009 (Collateralized
	by a U.S. Government Agency
	Issue, value $5,100,013, 5.45%,
	10/18/2021)	5,100,000
Shares
	Money Market Fund - 1.63%
8,231,468	Federated Prime Obligations Fund	8,231,468
	Total Short Term Investments
	(Cost $13,331,468)	13,331,468
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 2.08%
	Corporate Bonds and Notes - 0.30%
$882,362	Bank of Scotland,
	1.446%, 05/06/09	882,362
661,772	Svenska Handelsbanken,
	4.418%, 08/06/09 (c)	658,264
	Total Corporate Bonds and Notes
	(Cost $1,544,134)	1,540,626

Principal
Amount		Value
	Corporate Paydown Securities - 1.44%
$7,049,768	KKR Atlantic East Holding Group
	Trust, 3.059%, 03/25/10 (k)	$3,820,269
7,961,169	KKR Pacific West Holding Group
	Trust, 3.059%, 03/25/10 (k)	3,427,283
	Total Corporate Paydown Securities
	(Cost $15,010,937)	7,247,552
Shares
	Money Market Funds - 0.34%
1,421,484	Mount Vernon Prime Portfolio	1,421,484
311,917	Reserve Primary Fund (k)	268,717
	Total Money Market Funds
	(Cost $1,733,401)	1,690,201
Principal
Amount
	Cash - 0.00%
$2,425	Cash	2,425
	Total Cash
	(Cost $2,425)	2,425
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $18,290,897)	10,480,804
	Total Investments
	(Cost $654,801,221) - 109.46%	552,158,690
	Liabilities in Excess of
	Other Assets - (9.46)%	(47,707,261)
	TOTAL NET
	ASSETS - 100.00%	$504,451,429

Percentages are stated as a percent of net assets.
(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $30,915,715, which represents 6.13% of total net assets.
(d)	Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $3,663,359, which represents 0.73% of total net assets.
(e)	Variable Rate Security. The rate shown is the rate in effect on
March 31, 2009.

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

(f)	Non-income producing. Item identified as in default as to
payment of interest.
(g)	Security purchased on a when-issued basis. On March 31, 2009, the total value of the investments purchased on a when-issued basis was $41,938,320 or 8.31% of total net assets.
(h)	Represents a U.S. Treasury Inflation Protected Security.
(i)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages.
The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the
underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at
March 31, 2009. The security is illiquid and represents less than
0.1% of net assets.
(j)	Credit linked note. Investment performance is wholly or
partially derived from an underlying source.
(k)	As of March 31, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
$7,516,269, which represent 1.49% of total net assets
(l)	Zero coupon bond.
(m)	Partially assigned as collateral for certain futures and options contracts.

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2009

Contracts		Value
	CALL OPTIONS
10	Eurodollar 90 Day Future
	Expiration: September, 2009,
	Exercise Price: $97.63	$32,625

Contracts		Value
	PUT OPTIONS
29	U.S. Treasury 10 Year Note Future
	Expiration: May, 2009,
	Exercise Price: $124.00	$32,172
46	U.S. Treasury Long Bond Future
	Expiration: June, 2009,
	Exercise Price: $121.00	24,437
		56,609
	Total Options Written
	(Premiums received $182,450)	$89,234

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF FORWARD SALE COMMITMENTS
March 31, 2009

	Principal	Settlement	Proceeds
Description	Amount	Date	Received	Value
FNMA, 4.500%, 04/01/2034	$(2,000,000)	4/13/09	$2,042,500	$(2,044,376)
FNMA, 5.000%, 04/01/2039	(9,800,000)	4/13/09	10,068,828	(10,113,903)
FNMA, 6.000%, 04/01/2039	(9,000,000)	4/13/09	9,305,625	(9,400,779)
FNMA, 6.500%, 04/01/2039	(1,000,000)	4/13/09	1,043,438	(1,053,282)
	$(21,800,000)		$22,460,391	$(22,612,340)

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS
March 31, 2009

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to be	Currency to	Currency to	Appreciation
expiration date	be received	received	be delivered	be delivered	(Depreciation)
05/05/09	U.S. Dollars	291,474	Brazil Real	694,000	$(5,270)
04/17/09	U.S. Dollars	1,062,392	European Monetary Unit	832,596	(43,656)
05/12/09	U.S. Dollars	663,818	European Monetary Unit	513,493	(18,280)
05/12/09	European Monetary Unit	541,716	U.S. Dollars	713,359	6,230
					$(60,976)

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2009

	Number of			Unrealized
	Contracts	Notional	Settlement	Appreciation
Description	Purchased (Sold)	Value	Month	(Depreciation)
Euro-Bund Futures	38	$6,422,845	Jun-09	$39,965
Euro-Schatz Futures	74	10,854,801	Jun-09	15,993
Eurodollar 90 Day Futures	34	8,399,684	Apr-09	2,566
Eurodollar 90 Day Futures	34	8,402,341	May-09	2,034
Eurodollar 90 Day Futures	23	5,493,014	Jun-09	193,736
Eurodollar 90 Day Futures	10	2,399,325	Sep-09	73,300
Gilt Bond Futures	27	4,736,143	Jun-09	79,588
U.S. Treasury 2 Year Note Futures	154	33,414,011	Jun-09	141,144
U.S. Treasury 5 Year Note Futures	253	29,749,275	Jun-09	298,430
U.S. Treasury 5 Year Note Futures	(122)	(14,285,734)	Jun-09	(203,673)
U.S. Treasury 10 Year Note Futures	137	16,751,234	Jun-09	247,471
U.S. Treasury Long Bond Futures	101	12,764,674	Jun-09	335,342
				$1,225,896

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS - 93.63%
	Aerospace & Defense - 4.33%
267	Alliant Techsystems, Inc. (a)	$17,884
9,975	Boeing Co.	354,911
4,367	General Dynamics Corp.	181,624
1,571	Goodrich Corp.	59,525
1,556	Hexcel Corp. (a)	10,223
7,984	Honeywell International, Inc.	222,434
3,629	KBR, Inc.	50,116
610	L-3 Communications
	Holdings, Inc.	41,358
4,335	Lockheed Martin Corp.	299,245
385	Precision Castparts Corp.	23,062
5,042	Raytheon Co.	196,335
1,294	Rockwell Collins, Inc.	42,236
1,848	Spirit Aerosystems
	Holdings, Inc. (a)	18,425
427	Teledyne Technologies, Inc. (a)	11,392
10,658	United Technologies Corp.	458,081
		1,986,851
	Air Freight & Logistics - 0.94%
1,047	C.H. Robinson Worldwide, Inc.	47,754
1,067	Expeditors International
	Washington, Inc. (b)	30,185
5,761	FedEx Corp.	256,307
1,498	United Parcel Service, Inc.	73,731
1,784	UTI Worldwide, Inc.	21,319
		429,296
	Airlines - 0.31%
22,127	Southwest Airlines Co. (b)	140,064
	Auto Components - 0.55%
2,116	BorgWarner, Inc	42,955
2,600	Gentex Corp.	25,896
13,911	Johnson Controls, Inc. (b)	166,932
1,334	WABCO Holdings, Inc	16,421
		252,204
	Automobiles - 0.09%
3,167	Harley-Davidson, Inc. (b)	42,406
	Beverages - 1.15%
585	Brown-Forman Corp.	22,715
2,777	The Coca-Cola Company	122,049
1,170	Molson Coors Brewing Co. (b)	40,108
6,694	PepsiCo, Inc.	344,607
		529,479

Number of
Shares		Value
	Biotechnology - 0.40%
2,211	Amgen, Inc. (a)	$109,489
454	Biogen Idec, Inc. (a)	23,799
337	Celgene Corp. (a)	14,963
220	Cephalon, Inc. (a)	14,982
458	Gilead Sciences, Inc. (a)	21,214
		184,447
	Capital Markets - 2.98%
6,734	The Bank of New York
	Mellon Corp.	190,235
619	BlackRock, Inc.	80,495
7,873	The Charles Schwab Corp.	122,031
893	Eaton Vance Corp. (b)	20,405
1,183	Federated Investors, Inc.	26,334
2,174	Franklin Resources, Inc.	117,113
1,583	Goldman Sachs Group, Inc. (b)	167,830
3,302	Invesco Ltd.	45,766
1,092	Knight Capital Group, Inc. (a)	16,096
1,021	Northern Trust Corp.	61,076
2,770	Raymond James Financial, Inc. (b)	54,569
1,218	SEI Investments Co.	14,872
4,150	State Street Corp.	127,737
909	T. Rowe Price Group, Inc. (b)	26,234
20,266	TD Ameritrade Holding Corp. (a)(b)	279,873
738	Waddell & Reed Financial, Inc.	13,336
		1,364,002
	Chemicals - 2.38%
788	Air Products & Chemicals, Inc.	44,325
497	Albemarle Corp.	10,820
2,990	Celanese Corp.	39,976
180	CF Industries Holdings, Inc.	12,803
1,292	Cytec Industries, Inc.	19,406
20,191	E.I. du Pont de Nemours & Co. (b)	450,865
2,959	Ecolab, Inc.	102,766
529	FMC Corp.	22,821
782	International Flavors &
	Fragrances, Inc.	23,820
645	Monsanto Co.	53,599
818	Mosaic Co. (b)	34,340
1,975	Nalco Holding Company	25,813
1,316	Olin Corp.	18,779
782	Praxair, Inc.	52,621
2,595	Rockwood Holdings, Inc. (a)	20,604
777	Rohm & Haas Co.	61,259
2,560	RPM International, Inc.	32,589

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Chemicals (Continued)
797	Terra Industries, Inc.	$22,388
1,228	Valhi, Inc.	11,519
4,498	WR Grace & Co. (a)	28,427
		1,089,540
	Commercial Banks - 0.38%
601	Bank of Hawaii Corp. (b)	19,821
750	BOK Financial Corp.	25,912
990	Commerce Bancshares, Inc.	35,937
628	Cullen/Frost Bankers, Inc.	29,478
154	First Citizens BancShares, Inc.	20,297
393	UMB Financial Corp.	16,699
2,032	Valley National Bancorp (b)	25,136
		173,280
	Commercial Services & Supplies - 1.29%
270	Apollo Group, Inc. (a)	21,149
1,120	The Brink’s Co.	29,635
1,695	Cintas Corp.	41,900
489	Coinstar, Inc. (a)	16,020
307	DeVry, Inc. (b)	14,791
153	The Dun & Bradstreet
	Corporation (b)	11,781
2,630	H&R Block, Inc.	47,840
889	Herman Miller, Inc.	9,477
1,612	Monster Worldwide, Inc. (a)	13,138
2,651	Pitney Bowes, Inc. (b)	61,901
1,918	Republic Services, Inc.	32,894
1,166	Resources Connection, Inc. (a)(b)	17,583
2,922	Robert Half International, Inc.	52,099
1,034	Rollins, Inc.	17,733
4,281	SAIC, Inc. (a)(b)	79,926
769	Tetra Tech, Inc. (a)	15,672
4,201	Waste Management, Inc.	107,546
		591,085
	Communications Equipment - 1.08%
3,261	ADC Telecommunications (a)(b)	14,316
16,643	Cisco Systems, Inc. (a)	279,103
4,101	Corning, Inc. (b)	54,420
3,291	Juniper Networks, Inc. (a)	49,562
1,355	Plantronics, Inc.	16,355
799	Polycom, Inc. (a)	12,297
1,761	QUALCOMM, Inc.	68,521
		494,574

Number of
Shares		Value
	Computers & Peripherals - 4.05%
1,644	Apple, Inc. (a)(b)	$172,817
27,887	Dell, Inc. (a)(b)	264,369
797	Diebold, Inc.	17,016
15,151	EMC Corp. (a)	172,721
12,777	Hewlett Packard Co.	409,631
7,276	International Business
	Machines Corp.	704,972
4,126	NCR Corp. (a)	32,802
1,778	NetApp, Inc. (a)(b)	26,385
1,341	QLogic Corp. (a)	14,912
2,067	Western Digital Corp. (a)	39,976
		1,855,601
	Construction & Engineering - 0.39%
1,485	AECOM Technology Corp. (a)	38,729
2,305	Fluor Corp.	79,638
1,162	Foster Wheeler Ag (a)	20,300
1,077	Jacobs Engineering Group, Inc. (a)	41,637
		180,304
	Construction Materials - 0.03%
294	Vulcan Materials Co. (b)	13,021
	Consumer Finance - 0.44%
14,725	American Express Co. (b)	200,702
	Containers & Packaging - 0.50%
1,150	Ball Corp.	49,910
2,430	Crown Holdings, Inc. (a)	55,234
533	Greif, Inc.	17,744
3,364	Owens-Illinois, Inc. (a)	48,576
2,942	Packaging Corp. of America	38,305
365	Silgan Holdings, Inc.	19,177
		228,946
	Diversified Financial Services - 0.32%
124	CME Group, Inc.	30,553
384	GATX Corp. (b)	7,768
932	Interactive Brokers Group, Inc. (a)	15,033
1,383	Moody’s Corp. (b)	31,698
2,214	MSCI, Inc. (a)	37,439
1,185	Nasdaq Stock Market, Inc. (a)	23,202
		145,693
	Diversified Telecommunication Services - 3.97%
70,190	AT&T, Inc.	1,768,788
10,788	Cincinnati Bell, Inc. (a)	24,813
3,268	Windstream Corp.	26,340
		1,819,941

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Electric Utilities - 2.08%
683	Allegheny Energy, Inc.	$15,825
1,277	DPL, Inc.	28,784
5,455	Edison International	157,159
2,181	Entergy Corp.	148,504
5,954	Exelon Corp.	270,252
2,983	FirstEnergy Corp.	115,144
2,744	FPL Group, Inc. (b)	139,203
2,800	PPL Corp.	80,388
		955,259
	Electrical Equipment - 0.84%
1,278	Acuity Brands, Inc.	28,806
1,388	Cooper Industries Ltd.	35,894
8,416	Emerson Electric Co.	240,529
2,511	Rockwell Automation, Inc.	54,840
542	Roper Industries, Inc.	23,008
		383,077
	Electronic Equipment & Instruments - 0.40%
3,348	Agilent Technologies, Inc. (a)(b)	51,459
558	Mettler Toledo International, Inc. (a)	28,642
1,238	Molex, Inc.	17,010
1,426	Plexus Corp. (a)	19,707
6,193	Tyco Electronics Ltd.	68,371
		185,189
	Energy Equipment & Services - 1.62%
2,864	Baker Hughes, Inc.	81,767
1,425	BJ Services Co. (b)	14,179
1,784	Cameron International Corp. (a)(b)	39,123
1,069	Diamond Offshore Drilling (b)	67,197
918	Dresser-Rand Group, Inc. (a)	20,288
606	ENSCO International, Inc.	15,998
836	FMC Technologies, Inc. (a)(b)	26,225
2,980	Global Industries Ltd. (a)(b)	11,443
8,334	Halliburton Co.	128,927
2,363	Nabors Industries Ltd. (a)	23,606
2,602	National-Oilwell Varco, Inc. (a)	74,704
567	Oil States International, Inc. (a)	7,609
978	Patterson-UTI Energy, Inc.	8,763
1,122	Pride International, Inc. (a)	20,174
1,117	Rowan Companies, Inc.	13,371
1,723	Schlumberger Ltd.	69,988
1,592	Smith International, Inc. (b)	34,196
438	Tidewater, Inc. (b)	16,263

Number of
Shares		Value
	Energy Equipment & Services (Continued)
1,158	Transocean Ltd. (a)(b)	$68,137
		741,958
	Food & Staples Retailing - 4.95%
1,910	BJ’s Wholesale Club, Inc. (a)	61,101
804	Costco Wholesale Corp. (b)	37,241
4,187	CVS Corp.	115,101
804	Ruddick Corp.	18,050
9,635	SYSCO Corp.	219,678
6,894	Walgreen Co.	178,968
31,444	Wal-Mart Stores, Inc.	1,638,232
		2,268,371
	Food Products - 1.44%
865	Bunge Ltd.	49,002
3,722	Campbell Soup Co.	101,834
965	Corn Products International, Inc.	20,458
2,213	General Mills, Inc.	110,385
2,383	Hershey Foods Corp. (b)	82,809
4,071	HJ Heinz Co.	134,587
972	Hormel Foods Corp.	30,822
2,561	Kellogg Co.	93,810
902	McCormick & Co, Inc. (b)	26,672
11	Seaboard Corp.	11,110
		661,489
	Gas Utilities - 0.19%
393	Energen Corp.	11,448
512	EQT Corp.	16,041
720	National Fuel Gas Co. (b)	22,083
684	Questar Corp.	20,130
449	South Jersey Industries, Inc.	15,715
		85,417
	Health Care Equipment & Supplies - 1.40%
3,109	Baxter International, Inc.	159,243
361	Beckman Coulter, Inc.	18,415
730	Becton, Dickinson & Co.	49,085
11,344	Boston Scientific Corp. (a)	90,185
326	C.R. Bard, Inc. (b)	25,989
2,116	Covidien Ltd.	70,336
721	Kinetic Concepts, Inc. (a)(b)	15,228
1,871	Medtronic, Inc.	55,138
804	Mine Safety Appliances Co.	16,096
485	St. Jude Medical, Inc. (a)	17,620
695	Steris Corp.	16,180
775	Stryker Corp.	26,381

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
805	Varian Medical Systems, Inc. (a)(b)	$24,504
730	Varian, Inc. (a)	17,330
1,079	Zimmer Holdings, Inc. (a)	39,383
		641,113
	Health Care Providers & Services - 1.37%
5,821	Aetna, Inc.	141,625
597	Cerner Corp. (a)(b)	26,250
465	DaVita, Inc. (a)	20,437
1,809	Express Scripts, Inc. (a)(b)	83,522
1,249	Henry Schein, Inc. (a)(b)	49,972
364	Laboratory Corporation of America
	Holdings (a)	21,290
3,550	Medco Health Solutions, Inc. (a)	146,757
1,247	Owens & Minor, Inc.	41,313
1,555	Patterson Companies, Inc. (a)(b)	29,327
1,200	PerkinElmer, Inc.	15,324
347	Quest Diagnostics	16,476
5,857	Service Corp. International (b)	20,441
445	Universal Health Services, Inc. (b)	17,061
		629,795
	Health Care Technology - 0.04%
1,391	IMS Health, Inc.	17,346
	Hotels, Restaurants & Leisure - 1.25%
1,083	Burger King Holdings, Inc.	24,855
3,906	Carnival Corp. (b)	84,370
2,682	International Game Technology	24,728
4,138	Marriott International, Inc.	67,698
3,401	McDonald’s Corp.	185,593
3,829	Starbucks Corp. (a)	42,540
4,315	Starwood Hotels & Resorts
	Worldwide, Inc.	54,800
3,226	Yum! Brands, Inc.	88,650
		573,234
	Household Durables - 0.21%
882	Garmin Ltd.	18,707
2,638	Harman International Industries, Inc.	35,692
928	Snap-On, Inc.	23,293
1,013	Tupperware Brands Corp. (b)	17,211
		94,903

Number of
Shares		Value
	Household Products - 2.57%
851	Clorox Co. (b)	$43,810
2,538	Colgate-Palmolive Co.	149,691
776	Energizer Holdings, Inc. (a)(b)	38,559
5,893	Kimberly-Clark Corp.	271,726
14,333	Procter & Gamble Co.	674,941
		1,178,727
	Independent Power Producers &
	Energy Traders - 0.28%
2,112	Calpine Corp. (a)	14,383
4,731	Constellation Energy Group, Inc.	97,742
1,488	Mirant Corp. (a)	16,963
		129,088
	Industrial Conglomerates - 1.92%
4,809	3M Co.	239,103
58,635	General Electric Co.	592,800
1,453	McDermott International, Inc. (a)	19,456
4,636	Textron, Inc.	26,611
		877,970
	Insurance - 1.98%
8,772	Aflac, Inc.	169,826
2,408	AON Corp.	98,295
1,387	Arthur J. Gallagher & Co. (b)	23,579
2,336	Assurant, Inc.	50,878
1,326	Erie Indemnity Co.	45,323
10,241	Loews Corp.	226,326
8,419	Marsh & McLennan Companies, Inc.	170,485
294	RLI Corp.	14,759
1,853	Stancorp Financial Group, Inc.	42,211
1,549	Torchmark Corp.	40,630
97	Wesco Financial Corp.	26,772
		909,084
	Internet & Catalog Retail - 0.54%
1,455	Amazon.com, Inc. (a)(b)	106,855
9,341	eBay, Inc. (a)	117,323
496	NetFlix, Inc. (a)(b)	21,289
		245,467
	Internet Software & Services - 0.32%
216	Google, Inc. (a)	75,181
1,464	VeriSign, Inc. (a)(b)	27,626
3,276	Yahoo!, Inc. (a)(b)	41,965
		144,772

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	IT Services - 1.60%
6,656	Accenture Ltd.	$182,973
685	Affiliated Computer Services,
	Inc. (a)	32,805
387	Alliance Data Systems Corp. (a)(b)	14,300
3,921	Automatic Data Processing, Inc.	137,862
1,396	Broadridge Financial Solutions, Inc.	25,980
479	Fiserv, Inc. (a)	17,464
911	Hewitt Associates, Inc. (a)	27,111
721	Iron Mountain, Inc. (a)(b)	15,985
395	Lender Processing Services, Inc.	12,091
238	Mastercard, Inc.	39,860
1,094	Metavante Technologies, Inc. (a)	21,836
2,501	Paychex, Inc.	64,201
931	SYKES Enterprises, Inc. (a)	15,482
3,196	Total System Services, Inc.	44,137
766	Visa, Inc. (b)	42,590
3,041	Western Union Co.	38,225
		732,902
	Leisure Equipment & Products - 0.46%
2,457	Hasbro, Inc.	61,597
10,099	Mattel, Inc.	116,441
837	Polaris Industries, Inc. (b)	17,945
1,024	Pool Corporation	13,722
		209,705
	Life Sciences Tools & Services - 0.27%
526	Covance, Inc. (a)(b)	18,741
458	Life Technologies Corp. (a)	14,876
1,677	Thermo Electron Corp. (a)(b)	59,819
825	Waters Corp. (a)(b)	30,484
		123,920
	Machinery - 2.60%
3,977	AGCO Corp. (a)(b)	77,949
10,322	Caterpillar, Inc.	288,603
1,285	Crane Co.	21,691
2,476	Cummins, Inc.	63,014
598	Danaher Corp. (b)	32,424
1,643	Deere & Co. (b)	54,005
531	Donaldson Company, Inc.	14,252
1,413	Dover Corp.	37,275
1,384	Eaton Corp. (b)	51,014
429	Flowserve Corp.	24,076
605	Harsco Corp.	13,413

Number of
Shares		Value
	Machinery (Continued)
2,943	Illinois Tool Works, Inc.	$90,792
1,686	ITT Industries, Inc.	64,860
964	Joy Global, Inc. (b)	20,533
886	Kennametal, Inc. (b)	14,362
482	Lincoln Electric Holdings, Inc.	15,275
2,949	Manitowoc Co. (b)	9,643
3,198	Paccar, Inc.	82,381
1,569	Pall Corp.	32,055
1,078	Parker Hannifin Corp.	36,630
724	Pentair, Inc.	15,689
743	Reliance Steel & Aluminum Co.	19,563
646	SPX Corp.	30,368
6,625	Terex Corp. (a)(b)	61,281
488	Toro Co. (b)	11,800
729	Trinity Industries, Inc. (b)	6,663
		1,189,611
	Marine - 0.04%
968	Alexander & Baldwin, Inc.	18,421
	Media - 2.94%
1,247	Cablevision Systems Corp. (b)	16,136
5,754	Clear Channel Outdoor
	Holdings, Inc. (a)	21,117
6,709	The DIRECTV Group, Inc. (a)(b)	152,898
6,624	Dish Network Corp. (a)	73,593
956	Interactive Data Corp.	23,766
480	John Wiley & Sons, Inc.	14,294
1,300	Lamar Advertising Co. (a)(b)	12,675
4,277	McGraw-Hill Companies, Inc.	97,815
37,767	News Corporation	250,017
4,357	Omnicom Group, Inc. (b)	101,954
5,565	Viacom, Inc. (a)(b)	96,720
24,863	Walt Disney Co. (b)	451,512
96	The Washington Post Company	34,282
		1,346,779
	Metals & Mining - 1.46%
5,234	AK Steel Holding Corp.	37,266
18,513	Alcoa, Inc. (b)	135,885
823	Allegheny Technologies, Inc.	18,048
808	Carpenter Technology	11,409
1,540	Century Aluminum Co. (a)	3,249
2,802	Commercial Metals Co.	32,363
1,127	Consol Energy, Inc.	28,446

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Metals & Mining (Continued)
661	Freeport-McMoran Copper &
	Gold, Inc.	$25,191
1,114	Massey Energy Co.	11,274
1,407	Newmont Mining Corp.	62,977
1,493	Nucor Corp. (b)	56,988
1,467	Peabody Energy Corp.	36,734
9,602	Southern Copper Corp. (b)	167,267
2,097	United States Steel Corp. (b)	44,310
		671,407
	Multiline Retail - 0.92%
1,579	Big Lots, Inc. (a)(b)	32,811
785	Dollar Tree, Inc. (a)	34,972
1,379	Family Dollar Stores, Inc.	46,017
1,056	Kohl’s Corp. (a)(b)	44,690
2,592	Nordstrom, Inc. (b)	43,416
6,397	Target Corp. (b)	219,993
		421,899
	Multi-Utilities - 1.29%
5,907	Dominion Resources, Inc. (b)	183,058
1,396	MDU Resources Group, Inc. (b)	22,531
2,343	NRG Energy, Inc. (a)	41,237
6,934	Public Service Enterprise
	Group, Inc.	204,345
3,022	Sempra Energy	139,737
		590,908
	Office Electronics - 0.10%
10,359	Xerox Corp.	47,133
	Oil & Gas - 13.42%
4,396	Anadarko Petroleum Corp. (b)	170,961
1,288	Apache Corp.	82,548
652	Arch Coal, Inc.	8,717
1,888	Chesapeake Energy Corp. (b)	32,209
21,847	Chevron Corporation	1,468,992
868	Cimarex Energy Co.	15,954
4,029	Devon Energy Corp.	180,056
5,505	El Paso Corp.	34,406
690	EOG Resources, Inc.	37,784
47,105	Exxon Mobil Corp.	3,207,851
1,395	Foundation Coal Holdings, Inc.	20,018
1,654	Frontline Ltd. (b)	28,763
4,941	Hess Corp.	267,802
737	Murphy Oil Corp.	32,996

Number of
Shares		Value
	Oil & Gas (Continued)
1,350	Newfield Exploration Co. (a)	$30,645
1,215	Noble Energy, Inc.	65,464
3,300	Occidental Petroleum Corp.	183,645
1,243	Pioneer Natural Resources Co.	20,472
6,486	Spectra Energy Corp. (b)	91,712
1,512	W & T Offshore, Inc.	9,299
1,817	Weatherford International Ltd. (a)	20,114
10,112	Williams Companies, Inc.	115,075
789	XTO Energy, Inc. (b)	24,159
		6,149,642
	Personal Products - 0.51%
6,016	Avon Products, Inc. (b)	115,688
2,314	The Estee Lauder Cos., Inc.	57,040
1,294	Herbalife Ltd.	19,384
1,092	NBTY, Inc. (a)	15,375
2,699	Nu Skin Enterprises, Inc.	28,313
		235,800
	Pharmaceuticals - 6.80%
8,669	Abbott Laboratories	413,511
665	Allergan, Inc. (b)	31,760
22,609	Bristol Myers Squibb Co.	495,589
6,945	Eli Lilly & Co.	232,033
759	Endo Pharmaceuticals
	Holdings Inc. (a)	13,419
1,100	Forest Laboratories, Inc. (a)	24,156
389	Genzyme Corp. (a)(b)	23,103
16,264	Johnson & Johnson	855,486
22,230	Merck & Co., Inc.	594,653
898	Schering Plough Corp.	21,148
645	Watson Pharmaceuticals, Inc. (a)	20,066
9,127	Wyeth	392,826
		3,117,750
	Real Estate - 0.17%
7,206	CB Richard Ellis Group, Inc. (a)	29,040
617	Jones Lang LaSalle, Inc.	14,352
804	Rayonier, Inc.	24,297
683	The St. Joe Co. (a)	11,433
		79,122
	Road & Rail - 1.94%
5,461	Burlington Northern Santa Fe Corp.	328,479
5,092	CSX Corp.	131,628
1,201	Heartland Express, Inc. (b)	17,787
719	J.B. Hunt Transport Services, Inc. (b)	17,335

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
 SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Road & Rail (Continued)
494	Landstar System, Inc.	$16,534
4,804	Norfolk Southern Corp.	162,135
5,206	Union Pacific Corp. (b)	214,019
		887,917
	Semiconductor & Semiconductor
	Equipment - 2.75%
1,087	Altera Corp.	19,077
2,540	Analog Devices, Inc.	48,946
5,527	Applied Materials, Inc.	59,415
2,148	Broadcom Corp. (a)(b)	42,917
1,145	FormFactor, Inc. (a)(b)	20,633
50,765	Intel Corp. (b)	764,013
1,887	KLA-Tencor Corp.	37,740
1,324	Lam Research Corp. (a)(b)	30,147
1,193	Linear Technology Corp.	27,415
1,699	Marvell Technology Group Ltd. (a)	15,563
1,120	MEMC Electronic Materials, Inc. (a)	18,469
786	Microchip Technology, Inc.	16,655
2,115	National Semiconductor Corp.	21,721
2,467	NVIDIA Corp. (a)(b)	24,325
4,384	Teradyne, Inc. (a)	19,202
3,222	Texas Instruments, Inc.	53,195
2,142	Xilinx, Inc.	41,041
		1,260,474
	Software - 2.82%
3,439	Activision Blizzard, Inc. (a)	35,972
2,546	Adobe Systems, Inc. (a)	54,459
2,498	Amdocs Ltd. (a)	46,263
1,234	Autodesk, Inc. (a)	20,744
785	BMC Software, Inc. (a)	25,905
3,107	CA, Inc.	54,714
2,528	Compuware Corp. (a)	16,660
2,527	Electronic Arts, Inc. (a)	45,966
736	McAfee, Inc. (a)	24,656
1,166	MICRO Systems, Inc. (a)	21,863
25,239	Microsoft Corp.	463,640
4,558	Novell, Inc. (a)	19,417
11,982	Oracle Corp. (a)	216,515
841	Quest Software, Inc. (a)	10,664
674	Sybase, Inc. (a)	20,415
8,536	Symantec Corp. (a)	127,528
1,169	Synopsys, Inc. (a)	24,233

Number of
Shares		Value
	Software (Continued)
1,543	Teradata Corp. (a)	$25,027
3,575	THQ, Inc. (a)	10,868
1,175	VMware, Inc. (a)	27,754
		1,293,263
	Specialty Retail - 2.52%
1,414	Abercrombie & Fitch Co.	33,653
711	Advance Auto Parts, Inc.	29,208
851	Aeropostale, Inc. (a)(b)	22,603
2,432	American Eagle Outfitters	29,768
327	AutoZone, Inc. (a)	53,177
2,506	Bed Bath & Beyond, Inc. (a)(b)	62,023
5,629	Best Buy Co., Inc. (b)	213,677
1,378	The Childrens Place Retail
	Stores, Inc. (a)	30,164
1,271	Dick’s Sporting Goods, Inc. (a)	18,137
1,477	GameStop Corp. (a)	41,386
12,028	The Gap Inc.	156,244
607	O’Reilly Automotive, Inc. (a)	21,251
963	PetSmart, Inc.	20,184
1,593	Ross Stores, Inc. (b)	57,157
1,567	The Sherwin-Williams Co.	81,437
4,730	Staples, Inc. (b)	85,660
996	Tiffany & Co.	21,474
6,918	The TJX Companies, Inc. (b)	177,377
		1,154,580
	Textiles, Apparel & Luxury Goods - 0.78%
888	Coach, Inc. (a)	14,830
519	Columbia Sportswear Co.	15,528
1,913	Fossil, Inc. (a)	30,034
3,088	Nike, Inc.	144,796
2,155	Phillips-Van Heusen Corp. (b)	48,875
682	Polo Ralph Lauren Corp. (b)	28,815
2,167	Skechers U.S.A., Inc. (a)	14,454
707	VF Corp.	40,377
845	Warnaco Group, Inc. (a)	20,280
		357,989
	Thrifts & Mortgage Finance - 0.21%
2,074	Hudson City Bancorp, Inc.	24,245
2,515	Peoples United Financial, Inc. (b)	45,195
2,145	TFS Financial Corp.	26,019
		95,459

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Tobacco - 0.81%
2,551	Lorillard, Inc.	$157,499
5,599	Philip Morris International, Inc.	199,212
1,178	Vector Group Ltd.	15,302
		372,013
	Trading Companies & Distributors - 0.11%
961	Applied Industrial Technologies, Inc.	16,212
517	W.W. Grainger, Inc. (b)	36,283
		52,495
	Water Utilities - 0.04%
403	California Water Service Group	16,870
	Wireless Telecommunication Services - 0.09%
584	American Tower Corp. (a)	17,771
1,028	MetroPCS Communications, Inc. (a)	17,558
507	NII Holdings, Inc. (a)(b)	7,605
		42,934
	Total Common Stocks
	(Cost $57,689,635)	42,912,688
	REAL ESTATE INVESTMENT
	TRUSTS - 0.46%
	Real Estate Investment Trusts - 0.46%
1,094	Annaly Mortgage Management, Inc.	15,174
1,131	Boston Properties, Inc. (b)	39,619
1,095	Equity Residential (b)	20,093
1,331	Plum Creek Timber Co., Inc. (b)	38,692
933	Potlatch Corp.	21,636
1,655	ProLogis	10,758
521	Public Storage, Inc.	28,785
628	Simon Property Group, Inc.	21,754
435	Vornado Realty Trust (b)	14,459
		210,970
	Total Real Estate Investment Trusts
	(Cost $338,918)	210,970

Number of
Shares		Value
	SHORT TERM INVESTMENTS - 4.69%
	Money Market Fund - 4.69%
2,148,673	Federated Prime Obligations Fund	$2,148,673
	Total Short Term Investments
	(Cost $2,148,673)	2,148,673
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 17.66%
	Money Market Fund - 17.66%
8,094,704	Mount Vernon Prime Portfolio	8,094,704
	Total Money Market Funds
	(Cost $8,094,704)	8,094,704
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $8,094,704)	8,094,704
	Total Investments
	(Cost $68,271,930) - 116.44%	53,367,035
	Liabilities in Excess of
	Other Assets - (16.44)%	(7,536,858)
	TOTAL NET
	ASSETS - 100.00%	$45,830,177

Percentages are stated as a percent of net assets.
(a) Non-income producing.
(b) All or a portion of this security is on loan.

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2009

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation
S&P 500 Index Futures	6	$1,176,450	Jun-09	$75,426
S&P 500 Index Mini Futures	38	1,490,170	Jun-09	59,002
				$134,428

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS - 93.02%
	Aerospace & Defense - 0.72%
6,123	Northrop Grumman Corp.	$267,208
	Air Freight & Logistics - 0.17%
1,098	Atlas Air Worldwide Holdings,
	Inc. (a)	19,050
1,501	Ryder System, Inc.	42,494
		61,544
	Airlines - 0.68%
1,016	Alaska Air Group, Inc. (a)	17,851
15,043	AMR Corp. (a)(b)	47,987
4,651	Continental Airlines, Inc. (a)	40,975
9,078	Delta Air Lines, Inc. (a)	51,109
15,305	UAL Corp. (a)	68,567
10,487	US Airways Group, Inc. (a)	26,532
		253,021
	Auto Components - 1.24%
7,466	American Axle & Manufacturing
	Holdings, Inc.	9,855
10,940	ArvinMeritor, Inc.	8,643
2,266	Autoliv, Inc. (b)	42,080
4,101	Cooper Tire & Rubber Co.	16,568
3,694	Exide Technologies (a)	11,082
8,352	Federal Mogul Corp. (a)(b)	55,791
23,373	Goodyear Tire & Rubber Co. (a)	146,315
46,511	Lear Corp. (a)	34,883
3,675	Modine Manufacturing Co.	9,187
1,114	Stoneridge, Inc. (a)	2,351
6,950	Tenneco Automotive, Inc. (a)	11,328
32,053	TRW Automotive Holdings
	Corp. (a)	103,211
64,682	Visteon Corp. (a)	8,085
		459,379
	Automobiles - 0.97%
76,233	Ford Motor Co. (a)(b)	200,493
63,518	General Motors Corp. (b)	123,225
2,224	Thor Industries, Inc.	34,739
		358,457
	Beverages - 1.00%
421	Coca-Cola Bottling Co.	21,913
9,579	Coca-Cola Enterprises, Inc.	126,347
5,088	Dr Pepper Snapple Group, Inc. (a)	86,038
4,913	Pepsi Bottling Group, Inc.	108,774

Number of
Shares		Value
	Beverages (Continued)
1,603	PepsiAmericas, Inc.	$27,652
		370,724
	Building Products - 0.78%
2,564	Armstrong World Industries,
	Inc. (a)	28,230
19,432	Builders FirstSource, Inc. (a)(b)	39,253
1,107	Lennox International, Inc.	29,291
15,590	Masco Corp.	108,818
3,462	Owens Corning (a)(b)	31,296
6,969	USG Corp. (a)	53,034
		289,922
	Capital Markets - 0.60%
8,385	Allied Capital Corp.	13,332
1,776	Ameriprise Financial, Inc.	36,390
7,646	E*Trade Financial Corp. (a)(b)	9,787
1,535	Legg Mason, Inc.	24,407
1,531	MF Global Ltd. (a)(b)	6,476
5,712	Morgan Stanley	130,062
		220,454
	Chemicals - 2.13%
571	A. Schulman, Inc.	7,737
589	Arch Chemicals, Inc.	11,167
8,044	Ashland, Inc.	83,094
1,925	Cabot Corp.	20,232
20,162	Chemtura Corp.	958
31,745	The Dow Chemical Co.	267,610
2,712	Eastman Chemical Co. (b)	72,682
2,894	Ferro Corp.	4,138
1,316	GenTek, Inc. (a)	23,017
992	H.B. Fuller Co. (b)	12,896
21,828	Huntsman Corp.	68,322
654	Lubrizol Corp.	22,243
694	OM Group, Inc. (a)(b)	13,408
4,477	PolyOne Corp. (a)	10,342
2,802	PPG Industries, Inc.	103,394
1,093	The Scotts Miracle-Gro Co.	37,927
1,319	Valspar Corp. (b)	26,340
		785,507
	Commercial Banks - 8.37%
505	1st Source Corp. (b)	9,115
2,568	Associated Banc-Corp (b)	39,650
493	BancorpSouth, Inc.	10,274

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
159,562	Bank of America Corp.	$1,088,213
14,137	BB&T Corp. (b)	239,198
274	Cathay General Bancorp (b)	2,858
370	City National Corp. (b)	12,495
30,921	The Colonial BancGroup, Inc. (b)	27,829
2,798	Comerica, Inc.	51,231
19,006	Fifth Third Bancorp (b)	55,498
5,692	First Horizon National Corp.	61,131
326	First Midwest Bancorp, Inc. (b)	2,800
541	FirstMerit Corp.	9,846
5,015	Fulton Financial Corp. (b)	33,249
12,792	Huntington Bancshares, Inc. (b)	21,235
9,210	KeyCorp (b)	72,483
1,977	M&T Bank Corp. (b)	89,439
3,906	Marshall & Ilsley Corp.	21,991
853	PacWest Bancorp	12,223
326	Park National Corp. (b)	18,175
1,942	PNC Financial Services Group	56,881
22,572	Popular, Inc. (b)	49,207
31,192	Regions Financial Corp.	132,878
305	S&T Bancorp, Inc. (b)	6,469
9,555	The South Financial Group, Inc.	10,511
11,280	SunTrust Banks, Inc.	132,427
15,357	Synovus Financial Corp. (b)	49,910
4,413	TCF Financial Corp. (b)	51,897
549	Trustmark Corp. (b)	10,091
31,023	U.S. Bancorp	453,246
940	United Bankshares, Inc. (b)	16,206
12,841	Wells Fargo & Co. (b)	182,856
672	Whitney Holding Corp.	7,694
523	Wilmington Trust Corp. (b)	5,068
4,928	Zions Bancorporation (b)	48,442
		3,092,716
	Commercial Services & Supplies - 1.57%
1,100	ABM Industries, Inc.	18,040
3,423	ACCO Brands Corp. (a)	3,354
97,779	Avis Budget Group (a)	88,979
1,743	Career Education Corp. (a)	41,762
784	CDI Corp.	7,620
1,404	Deluxe Corp.	13,520
1,883	HNI Corp.	19,583
2,709	Kelly Services, Inc.	21,807

Number of
Shares		Value
	Commercial Services & Supplies (Continued)
3,347	Manpower, Inc.	$105,531
6,072	PHH Corp. (a)	85,312
4,566	RR Donnelley & Sons Co.	33,469
2,350	RSC Holdings, Inc. (a)(b)	12,361
8,056	Steelcase, Inc.	40,361
2,163	TrueBlue, Inc. (a)	17,845
3,060	United Rentals, Inc. (a)	12,883
1,063	United Stationers, Inc. (a)	29,849
633	Viad Corp.	8,938
2,635	Volt Information Sciences, Inc. (a)	17,523
		578,737
	Communications Equipment - 0.72%
53,837	Motorola, Inc. (b)	227,731
8,168	Tellabs, Inc. (a)	37,409
		265,140
	Computers & Peripherals - 0.98%
1,460	Lexmark International, Inc. (a)	24,630
4,257	SanDisk Corp. (a)	53,851
21,695	Seagate Technology	130,387
20,944	Sun Microsystems, Inc. (a)	153,310
		362,178
	Construction & Engineering - 0.29%
1,944	EMCOR Group, Inc. (a)	33,378
1,091	Granite Construction, Inc. (b)	40,891
847	Perini Corp. (a)	10,418
524	URS Corp. (a)	21,175
		105,862
	Consumer Finance - 0.35%
7,344	Capital One Financial Corp. (b)	89,891
830	CompuCredit Corp. (a)(b)	2,033
4,145	Discover Financial Services	26,155
2,180	SLM Corp. (a)(b)	10,791
		128,870
	Containers & Packaging - 0.48%
1,685	Bemis Co.	35,335
9,782	Graphic Packaging Holding Co. (a)	8,510
3,003	Sealed Air Corp.	41,441
130,632	Smurfit-Stone Container Corp. (a) .	4,833
1,445	Sonoco Products Co.	30,316
10,861	Temple-Inland, Inc.	58,324
		178,759

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Distributors - 0.37%
1,687	Core-Mark Holding Co., Inc. (a)	$30,737
2,583	Genuine Parts Co.	77,128
1,557	WESCO International, Inc. (a)	28,213
		136,078
	Diversified Consumer Services - 0.03%
729	Regis Corp.	10,534
	Diversified Financial Services - 5.16%
4,835	CIT Group, Inc.	13,780
80,415	Citigroup, Inc. (b)	203,450
61,292	JPMorgan Chase & Co.	1,629,141
7,236	Principal Financial Group, Inc.	59,191
		1,905,562
	Diversified Telecommunication Services - 4.55%
1,597	CenturyTel, Inc. (b)	44,908
2,315	Embarq Corp.	87,623
9,547	Frontier Communications Corp.	68,547
31,380	Qwest Communications
	International (b)	107,319
53,482	Sprint Corp. (a)	190,931
39,131	Verizon Communications, Inc.	1,181,756
		1,681,084
	Electric Utilities - 5.90%
9,687	The AES Corp. (a)	56,282
2,741	Alliant Energy Corp.	67,675
4,465	Ameren Corp.	103,543
7,000	American Electric Power
	Company, Inc.	176,820
12,075	CenterPoint Energy, Inc.	125,942
6,915	Consolidated Edison, Inc.	273,903
2,890	DTE Energy Co.	80,053
2,018	Great Plains Energy, Inc.	27,183
2,197	Hawaiian Electric Industries, Inc.	30,187
1,127	IDACORP, Inc.	26,327
2,814	Northeast Utilities	60,754
1,665	NSTAR (b)	53,080
2,826	NV Energy, Inc.	26,536
1,737	OGE Energy Corp.	41,375
5,525	Pepco Holdings, Inc.	68,952
4,896	PG&E Corp. (b)	187,125
2,490	Pinnacle West Capital Corp.	66,135
1,278	Portland General Electric Co.	22,480

Number of
Shares		Value
	Electric Utilities (Continued)
3,877	Progress Energy, Inc.	$140,580
13,435	Reliant Energy, Inc. (a)	42,858
8,079	The Southern Co. (b)	247,379
4,022	TECO Energy, Inc.	44,845
1,704	Westar Energy, Inc.	29,871
1,586	Wisconsin Energy Corp.	65,296
6,072	Xcel Energy, Inc. (b)	113,121
		2,178,302
	Electrical Equipment - 0.11%
627	A.O. Smith Corp.	15,788
897	Hubbell, Inc.	24,183
		39,971
	Electronic Equipment & Instruments - 1.70%
838	Anixter International, Inc. (a)	26,548
4,322	Arrow Electronics, Inc. (a)	82,377
5,142	Avnet, Inc. (a)	90,036
3,057	AVX Corp.	27,758
1,162	Benchmark Electronics, Inc. (a)	13,014
9,028	Ingram Micro, Inc. (a)	114,114
5,136	Insight Enterprises, Inc. (a)	15,716
7,546	Jabil Circuit, Inc.	41,956
1,818	PC Connection, Inc. (a)	6,908
126,852	Sanmina-SCI Corporation (a)	38,690
1,437	SYNNEX Corp. (a)	28,266
4,489	Tech Data Corp. (a)	97,770
2,833	Technitrol, Inc.	4,845
11,269	Vishay Intertechnology, Inc. (a)	39,216
		627,214
	Energy Equipment & Services - 0.14%
1,849	Exterran Holdings, Inc. (a)(b)	29,621
356	Seacor Holdings, Inc. (a)	20,758
		50,379
	Food & Staples Retailing - 1.86%
1,884	Great Atlantic & Pacific
	Tea Co. (a)(b)	10,004
1,213	Ingles Markets, Inc.	18,110
10,169	The Kroger Co.	215,786
562	Nash Finch Co.	15,787
80,618	Rite Aid Corp. (a)	29,022
8,841	Safeway, Inc.	178,500
10,430	Supervalu, Inc.	148,940
564	Weis Markets, Inc.	17,507

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
5,757	Wendy’s Arby’s Group, Inc.	$28,958
2,657	Winn Dixie Stores, Inc. (a)	25,401
		688,015
	Food Products - 2.20%
4,404	Archer Daniels Midland Co. (b)	122,343
1,080	Casey’s General Stores, Inc.	28,793
1,351	Chiquita Brands International,
	Inc. (a)	8,957
6,452	ConAgra Foods, Inc.	108,845
3,149	Dean Foods Co. (a)	56,934
3,442	Del Monte Foods Co.	25,092
205	Fresh Del Monte Produce, Inc. (a) .	3,366
7,392	Kraft Foods, Inc.	164,768
21,594	Sara Lee Corp.	174,480
3,042	Smithfield Foods, Inc. (a)(b)	28,777
9,494	Tyson Foods, Inc.	89,149
		811,504
	Gas Utilities - 0.95%
1,226	AGL Resources, Inc. (b)	32,526
988	Atmos Energy Corp.	22,842
325	The Laclede Group Inc.	12,668
1,038	New Jersey Resources Corp.	35,271
1,425	Nicor, Inc.	47,353
6,610	NiSource, Inc.	64,778
335	Northwest Natural Gas Co.	14,546
883	Piedmont Natural Gas Co. (b)	22,861
1,728	Southwest Gas Corp.	36,409
1,564	UGI Corp.	36,926
757	WGL Holdings, Inc.	24,830
		351,010
	Health Care Equipment & Supplies - 0.04%
1,594	Hill-Rom Holdings, Inc.	15,765
	Health Care Providers & Services - 4.26%
891	AMERIGROUP Corp. (a)	24,538
4,806	AmerisourceBergen Corp.	156,964
5,518	Cardinal Health, Inc.	173,707
999	Centene Corp. (a)	18,002
6,510	CIGNA Corp.	114,511
5,596	Coventry Health Care, Inc. (a)	72,412
17,198	Health Management Associates,
	Inc. (a)	44,371

Number of
Shares		Value
	Health Care Providers & Services (Continued)
4,463	Health Net, Inc. (a)	$64,624
3,093	Humana, Inc. (a)	80,665
2,521	Kindred Healthcare, Inc. (a)	37,689
1,044	LifePoint Hospitals, Inc. (a)	21,778
1,232	Magellan Health Services, Inc. (a)	44,894
4,382	McKesson Corp.	153,545
1,066	Molina Healthcare, Inc. (a)(b)	20,275
1,354	Omnicare, Inc.	33,160
36,430	Tenet Healthcare Corp. (a)(b)	42,259
1,082	Triple-S Management Corp. (a)	13,330
7,878	UnitedHealth Group, Inc.	164,887
1,853	WellCare Health Plans, Inc. (a)	20,846
7,184	Wellpoint, Inc. (a)	272,777
		1,575,234
	Hotels, Restaurants & Leisure - 0.51%
3,740	Boyd Gaming Corp.	13,950
2,401	Brinker International, Inc.	36,255
764	Cracker Barrel Old Country
	Store, Inc.	21,881
3,248	Domino’s Pizza, Inc. (a)	21,274
701	Jack in the Box, Inc. (a)	16,326
4,433	MGM Mirage (a)(b)	10,329
5,560	Royal Caribbean Cruises Ltd. (b)	44,536
5,404	Wyndham Worldwide Corp. (b)	22,697
		187,248
	Household Durables - 2.26%
3,140	American Greetings Corp.	15,888
16,931	Beazer Homes USA, Inc. (a)	17,100
1,793	The Black & Decker Corp. (b)	56,587
2,996	Centex Corp.	22,470
9,716	D.R. Horton, Inc.	94,245
1,070	Ethan Allen Interiors, Inc.	12,048
2,419	Fortune Brands, Inc.	59,387
10,959	Hovnanian Enterprises, Inc. (a)(b)	17,096
1,088	KB Home	14,340
1,743	Kimball International, Inc.	11,434
3,756	Leggett & Platt, Inc.	48,790
3,700	Lennar Corp.	27,787
448	MDC Holdings, Inc.	13,951
1,730	Mohawk Industries, Inc. (a)(b)	51,675
6,637	Newell Rubbermaid, Inc.	42,344
159	NVR, Inc. (a)	68,012
3,849	Pulte Homes, Inc.	42,070

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Household Durables (Continued)
5,711	Standard-Pacific Corp. (a)	$5,026
1,154	The Stanley Works (b)	33,605
3,895	Toll Brothers, Inc. (a)(b)	70,733
3,763	Whirlpool Corp.	111,347
		835,935
	Industrial Conglomerates - 0.88%
152	Alleghany Corp. (a)	41,161
705	Carlisle Companies, Inc.	13,839
13,780	Tyco International Ltd.	269,537
		324,537
	Insurance - 11.10%
1,222	Allied World Assurance
	Holdings, Ltd.	46,473
15,910	The Allstate Corp.	304,677
2,745	American Financial Group, Inc.	44,057
163	American National Insurance
	Company	8,543
1,063	Arch Capital Group Ltd. (a)	57,253
564	Argo Group International Holdings,
	Ltd. (a)	16,993
1,649	Aspen Insurance Holdings Ltd.	37,037
4,849	Axis Capital Holdings Ltd.	109,297
6,045	Chubb Corp.	255,824
4,721	Cincinnati Financial Corp.	107,969
15,837	CNA Financial Corp. (b)	145,067
864	CNA Surety Corp. (a)	15,932
9,604	Conseco, Inc. (a)	8,836
1,431	Delphi Financial Group	19,261
1,405	Endurance Specialty Holdings
	Ltd. (b)	35,041
1,192	Everest Re Group Ltd.	84,394
1,336	FBL Financial Group, Inc.	5,544
6,925	Fidelity National Financial, Inc.	135,107
1,934	First American Corp.	51,270
567	The Hanover Insurance Group, Inc.	16,341
917	Harleysville Group, Inc.	29,170
21,152	Hartford Financial Services
	Group, Inc.	166,043
1,707	HCC Insurance Holdings, Inc.	42,999
328	Infinity Property & Casualty Corp.	11,129
112	Kansas City Life Insurance Co.	4,015
9,928	Lincoln National Corp.	66,418
181	Markel Corp. (a)	51,382

Number of
Shares		Value
	Insurance (Continued)
1,104	Max Capital Group Ltd.	$19,033
2,225	Mercury General Corp.	66,083
11,317	MetLife, Inc. (b)	257,688
2,679	Montpelier Re Holdings Ltd.	34,720
100	National Western Life Insurance
	Co. (b)	11,300
825	Odyssey Re Holdings Corp.	31,292
8,087	Old Republic International Corp.	87,501
4,112	OneBeacon Insurance Group, Ltd.	39,722
1,071	PartnerRe Ltd. (b)	66,477
11,205	The Phoenix Companies, Inc.	13,110
854	Platinum Underwriters
	Holdings Ltd.	24,220
489	ProAssurance Corp. (a)	22,797
9,679	Progressive Corp. (a)	130,086
696	Protective Life Corp.	3,654
16,065	Prudential Financial, Inc.	305,556
1,636	Reinsurance Group of America	52,990
953	RenaissanceRe Holdings Ltd.	47,116
626	Safety Insurance Group, Inc.	19,456
1,135	Selective Insurance Group	13,802
755	State Auto Financial Corp.	13,288
1,431	Transatlantic Holdings, Inc.	51,044
11,155	Travelers Companies, Inc.	453,339
561	United Fire & Casualty Co.	12,320
2,603	Unitrin, Inc. (b) .	36,390
2,334	Universal American Financial
	Corp. (a)	19,769
8,422	UnumProvident Corp. (b)	105,275
288	White Mountains Insurance
	Group Ltd.	49,510
2,398	WR Berkley Corp.	54,075
27,157	XL Capital Ltd.	148,277
1,465	Zenith National Insurance Corp.	35,321
		4,101,283
	Internet & Catalog Retail - 0.14%
3,782	Expedia, Inc. (a)	34,340
1,341	Systemax, Inc. (b)	17,326
		51,666
	Internet Software & Services - 0.23%
1,907	EarthLink, Inc. (a)	12,529
4,750	IAC/InterActiveCorp (a)	72,342
		84,871

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	IT Services - 0.53%
2,634	Computer Sciences Corp. (a)	$97,036
4,695	Convergys Corp. (a)	37,936
2,596	Fidelity National Information
	Services, Inc.	47,247
23,168	Unisys Corp. (a)	12,279
		194,498
	Leisure Equipment & Products - 0.18%
9,622	Brunswick Corp.	33,196
8,707	Eastman Kodak Co.	33,087
		66,283
	Life Sciences Tools & Services - 0.02%
3,830	Cambrex Corp. (a)	8,732
	Machinery - 0.32%
4,771	Ingersoll-Rand Co.	65,840
207	Mueller Industries, Inc.	4,490
128	NACCO Industries, Inc.	3,479
2,318	Timken Co.	32,359
608	Watts Water Technologies, Inc.	11,892
		118,060
	Media - 4.92%
12,005	Belo Corp.	7,323
37,601	CBS Corp. (b)	144,388
19,814	Comcast Corp.	270,263
2,434	Cox Radio, Inc. - Class A (a)	9,979
16,458	The E.W. Scripps Co.	22,218
15,073	Gannett Co., Inc. (b)	33,161
3,322	Hearst-Argyle Television, Inc.	13,820
12,228	Interpublic Group of Companies,
	Inc. (a)	50,379
3,232	Liberty Global, Inc. (a)	47,058
9,342	Liberty Media Corporation -
	Capital (a)	65,207
33,748	Liberty Media Corporation -
	Interactive (a)	97,869
18,090	McClatchy Co. (b)	8,864
1,361	Meredith Corp. (b)	22,647
8,660	New York Times Co. (b)	39,143
5,762	Regal Entertainment Group	77,268
1,918	Scholastic Corp.	28,904
11,254	Time Warner Cable, Inc. (b)	279,092
27,416	Time Warner, Inc. (b)	529,129
246	Value Line, Inc. (b)	6,726

Number of
Shares		Value
	Media (Continued)
8,401	Virgin Media, Inc.	$40,325
10,656	Warner Music Group Corp.	25,042
		1,818,805
	Metals & Mining - 0.07%
1,767	USEC, Inc. (a)	8,482
1,798	Worthington Industries	15,660
		24,142
	Multiline Retail - 1.82%
7,608	Dillard’s, Inc. (b)	43,365
6,504	J.C. Penney Co., Inc.	130,535
19,332	Macy’s, Inc.	172,055
7,261	Retail Ventures, Inc. (a)	11,037
6,303	Saks, Inc. (a)(b)	11,787
6,683	Sears Holdings Corp. (a)	305,480
		674,259
	Multi-Utilities - 1.71%
738	Avista Corp.	10,170
3,467	CMS Energy Corp.	41,049
29,175	Duke Energy Corp.	417,786
995	Integrys Energy Group, Inc.	25,910
2,177	Oneok, Inc.	49,265
2,218	SCANA Corp. . . . . . . . . . . . . . . . . .	68,514
930	Vectren Corp. . . . . . . . . . . . . . . . . . .	19,614
		632,308
	Oil & Gas - 5.59%
1,852	Alon USA Energy, Inc. . . . . . . . . . .	25,372
32,293	ConocoPhillips . . . . . . . . . . . . . . . .	1,264,594
4,255	CVR Energy, Inc. (a) . . . . . . . . . . . .	23,573
2,502	Frontier Oil Corp. . . . . . . . . . . . . . .	32,000
1,188	Holly Corp.	25,186
3,769	Marathon Oil Corp. . . . . . . . . . . . . .	99,087
473	Overseas Shipholding Group, Inc. . .	10,723
2,163	Stone Energy Corp. (a) . . . . . . . . . .	7,203
4,349	Sunoco, Inc.	115,161
4,438	Tesoro Petroleum Corp. . . . . . . . . . .	59,780
20,089	Valero Energy Corp. (b) . . . . . . . . .	359,593
1,314	World Fuel Services Corp. . . . . . . .	41,562
		2,063,834
	Paper & Forest Products - 1.25%
18,215	Domtar Corp. (a) . . . . . . . . . . . . . . .	17,304
1,084	Glatfelter . .	6,764
22,897	International Paper Co. . . . . . . . . . .	161,195

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Paper & Forest Products (Continued)
7,806	Louisiana-Pacific Corp. . . . . . . . . . .	$17,408
7,273	MeadWestvaco Corp. . . . . . . . . . . . .	87,203
6,273	Weyerhaeuser Co. . . . . . . . . . . . . . .	172,947
		462,821
	Personal Products - 0.24%
3,921	Alberto-Culver Co. . . . . . . . . . . . . .	88,654
	Pharmaceuticals - 3.45%
2,040	King Pharmaceuticals, Inc. (a) . . . .	14,423
92,641	Pfizer, Inc. .	1,261,770
		1,276,193
	Road & Rail - 0.64%
1,069	AMERCO (a) . . . . . . . . . . . . . . . . .	35,843
760	Arkansas Best Corp. . . . . . . . . . . . .	14,455
1,033	Con-Way, Inc. . . . . . . . . . . . . . . . . .	18,522
22,120	Hertz Global Holdings, Inc. (a) . . . .	86,932
2,717	Werner Enterprises, Inc. (b) . . . . . . .	41,081
9,030	YRC Worldwide, Inc. (a)(b) . . . . . .	40,545
		237,378
	Semiconductor & Semiconductor
	Equipment - 0.48%
21,206	Advanced Micro Devices,
	Inc. (a)(b) .	64,678
8,603	Amkor Technology, Inc. (a)(b) . . . .	23,056
4,536	Atmel Corp. (a) . . . . . . . . . . . . . . . .	16,466
10,843	Micron Technology, Inc. (a) . . . . . .	44,023
1,797	Novellus Systems, Inc. (a)(b) . . . . .	29,884
		178,107
	Software - 0.08%
6,932	Cadence Design Systems, Inc. (a) . .	29,114
	Specialty Retail - 4.72%
5,409	AnnTaylor Stores Corp. (a) . . . . . . .	28,127
10,663	AutoNation, Inc. (a) . . . . . . . . . . . . .	148,003
2,730	Barnes & Noble, Inc. (b) . . . . . . . . .	58,367
21,129	Blockbuster, Inc. (a)(b) . . . . . . . . . .	15,213
31,351	Borders Group, Inc. (a) . . . . . . . . . .	19,751
1,973	Brown Shoe Co., Inc. . . . . . . . . . . .	7,399
3,171	CarMax, Inc. (a)(b) . . . . . . . . . . . . .	39,447
701	The Cato Corp. . . . . . . . . . . . . . . . .	12,814
7,106	Charming Shoppes, Inc. (a) . . . . . . .	9,948
1,075	Dress Barn, Inc. (a)(b) . . . . . . . . . . .	13,212
948	DSW, Inc. (a)(b) . . . . . . . . . . . . . . .	8,807

Number of
Shares		Value
	Specialty Retail (Continued)
1,755	The Finish Line, Inc. . . . . . . . . . . . .	$11,618
4,377	Foot Locker, Inc. (b) . . . . . . . . . . . .	45,871
27,021	Home Depot, Inc. (b) . . . . . . . . . . . .	636,615
1,486	Jo-Ann Stores, Inc. (a) . . . . . . . . . . .	24,281
16,375	Limited Brands, Inc. (b) . . . . . . . . .	142,463
7,452	Lowe’s Companies, Inc. . . . . . . . . .	135,999
37,220	Office Depot, Inc. (a) . . . . . . . . . . . .	48,758
12,984	OfficeMax, Inc. . . . . . . . . . . . . . . . .	40,510
9,722	Pacific Sunwear Of California,
	Inc. (a)(b) .	16,139
4,028	Penske Automotive Group, Inc. (b) .	37,581
1,195	PEP Boys . .	5,270
4,597	RadioShack Corp. . . . . . . . . . . . . . .	39,396
2,079	Rent-A-Center, Inc. (a) . . . . . . . . . .	40,270
1,724	Rush Enterprises, Inc. -
	Class A (a)	15,378
5,079	Sonic Automotive, Inc. . . . . . . . . . .	8,126
18,341	Stein Mart, Inc. (a) . . . . . . . . . . . . .	53,006
448	Tractor Supply Co. (a) . . . . . . . . . . .	16,155
2,169	Tween Brands, Inc. (a) . . . . . . . . . . .	4,642
4,880	Williams-Sonoma, Inc. . . . . . . . . . .	49,190
5,634	Zale Corp. (a)(b) . . . . . . . . . . . . . . .	10,986
		1,743,342
	Textiles, Apparel & Luxury Goods - 0.34%
842	Carter’s, Inc. (a) . . . . . . . . . . . . . . . .	15,838
3,501	Hanesbrands, Inc. (a) . . . . . . . . . . . .	33,505
8,268	Jones Apparel Group, Inc. . . . . . . . .	34,891
6,878	Liz Claiborne, Inc. . . . . . . . . . . . . . .	16,989
2,192	Timberland Co. (a) . . . . . . . . . . . . .	26,172
		127,395
	Thrifts & Mortgage Finance - 0.25%
1,337	Astoria Financial Corp. . . . . . . . . . .	12,287
3,243	Corus Bankshares, Inc. (b) . . . . . . .	876
346	First Niagara Financial Group, Inc. .	3,771
4,470	New York Community Bancorp,
	Inc. (b) . . .	49,930
677	Provident Financial Services, Inc. . .	7,318
774	Washington Federal, Inc. . . . . . . . . .	10,287
1,945	Webster Financial Corp. . . . . . . . . .	8,266
		92,735
	Tobacco - 2.49%
46,636	Altria Group, Inc. . . . . . . . . . . . . . .	747,109
4,168	Reynolds American, Inc. . . . . . . . . .	149,381
See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Tobacco (Continued)
739	Universal Corp. . . . . . . . . . . . . . . . .	$22,111
		918,601
	Water Utilities - 0.17%
3,308	American Water Works Co., Inc. . . .	63,646
	Wireless Telecommunication Services - 0.31%
2,228	Telephone & Data Systems, Inc. . . .	59,064
1,135	United States Cellular Corp. (a) . . .	37,841
2,027	USA Mobility, Inc. . . . . . . . . . . . . .	18,669
		115,574
	Total Common Stocks
	(Cost $52,359,189) . . . . . . . . . . . .	34,369,151
	REAL ESTATE INVESTMENT
	TRUSTS - 1.08%
	Real Estate Investment Trusts - 1.08%
1,499	Apartment Investment &
	Management Co. . . . . . . . . . . . . . .	8,214
2,415	Colonial Properties Trust . . . . . . . . .	9,201
2,341	Duke Realty Corp. . . . . . . . . . . . . . .	12,875
37,298	DuPont Fabros Technology, Inc. . . .	256,610
17,608	Friedman Billings Ramsey Group,
	Inc. (a)(b) .	3,522
13,137	Host Hotels & Resorts, Inc. (b) . . . .	51,497
4,295	HRPT Properties Trust . . . . . . . . . .	13,701
4,032	iStar Financial, Inc. . . . . . . . . . . . . .	11,330
1,221	Liberty Property Trust (b) . . . . . . . .	23,126
186	National Health Investors, Inc. . . . .	4,998
297	Redwood Trust, Inc. . . . . . . . . . . . .	4,559
		399,633
	Total Real Estate Investment Trusts
	(Cost $398,536) . . . . . . . . . . . . . . .	399,633

Number of
Shares		Value
	SHORT TERM INVESTMENTS - 4.91%
	Money Market Fund - 4.91%
1,813,600	Federated Prime Obligations Fund	$1,813,600
	Total Short Term Investments
	(Cost $1,813,600) . . . . . . . . . . . . .	1,813,600
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 16.42%
	Money Market Fund - 16.42%
6,067,022	Mount Vernon Prime Portfolio . . . .	6,067,022
	Total Money Market Funds
	(Cost $6,067,022) . . . . . . . . . . . . .	6,067,022
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $6,067,022) . . . . . . . . . . . . .	6,067,022
	Total Investments
	(Cost $60,638,347) - 115.43% . . .	42,649,406
	Liabilities in Excess of
	Other Assets - (15.43)% . . . . . . .	(5,701,092)
	TOTAL NET
	ASSETS - 100.00% . . . . . . . . . . .	$36,948,314

Percentages are stated as a percent of net assets.
(a) Non-income producing.
(b) All or a portion of this security is on loan.

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2009

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation
S&P 500 Index Futures	4	$784,300	Jun-09	$50,284
S&P 500 Index Mini Futures	37	1,450,955	Jun-09	50,118
				$100,402

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS - 92.91%
	Aerospace & Defense - 1.70%
332	AeroVironment, Inc. (a)(b) . . . . . . .	$6,939
108	American Science &
	Engineering, Inc. . . . . . . . . . . . . . .	6,026
607	Argon ST, Inc. (a) . . . . . . . . . . . . . .	11,515
189	Axsys Technologies, Inc. (a) . . . . . .	7,946
888	Ceradyne, Inc. (a) . . . . . . . . . . . . . .	16,099
672	Cubic Corp.	17,022
745	Curtiss-Wright Corp. . . . . . . . . . . . .	20,897
1,180	Esterline Technologies Corp. (a) . . .	23,824
220	Heico Corp.	5,346
619	Ladish, Inc. (a) . . . . . . . . . . . . . . . . .	4,494
1,240	Moog, Inc. (a) . . . . . . . . . . . . . . . . .	28,359
2,030	Orbital Sciences Corp. (a) . . . . . . . .	24,137
318	Stanley, Inc. (a) . . . . . . . . . . . . . . . .	8,074
		180,678
	Air Freight & Logistics - 0.48%
1,170	Dynamex, Inc. (a) . . . . . . . . . . . . . .	15,304
346	Forward Air Corp. (b) . . . . . . . . . . .	5,615
1,777	Hub Group, Inc. (a) . . . . . . . . . . . . .	30,209
		51,128
	Airlines - 0.40%
361	Allegiant Travel Co. (a)(b) . . . . . . .	16,411
658	Copa Holdings, S.A. . . . . . . . . . . . .	18,865
1,900	Hawaiian Holdings, Inc. (a) . . . . . . .	7,087
		42,363
	Auto Components - 0.40%
950	LKQ Corp. (a) . . . . . . . . . . . . . . . . .	13,557
1,762	Midas, Inc. (a) . . . . . . . . . . . . . . . . .	13,955
5,866	Sauer-Danfoss, Inc. . . . . . . . . . . . . .	14,313
		41,825
	Beverages - 0.24%
1,332	Central European Distribution
	Corp. (a)(b) . . . . . . . . . . . . . . . . . .	14,332
316	Hansen Natural Corp. (a) . . . . . . . . .	11,376
		25,708
	Biotechnology - 0.95%
4,678	Affymetrix, Inc. (a) . . . . . . . . . . . . .	15,297
2,266	Albany Molecular Research,
	Inc. (a) . . .	21,368
1,431	Alkermes, Inc. (a) . . . . . . . . . . . . . .	17,358
315	Emergent Biosolutions, Inc. (a) . . . .	4,256

Number of
Shares		Value
	Biotechnology (Continued)
493	Kendle International, Inc. (a) . . . . . .	$10,333
544	Martek Biosciences Corp. (b) . . . . .	9,928
208	Myriad Genetics, Inc. (a) . . . . . . . . .	9,458
1,257	PDL BioPharma Inc. . . . . . . . . . . . .	8,900
640	ViroPharma, Inc. (a) . . . . . . . . . . . .	3,360
		100,258
	Building Products - 0.37%
581	Aaon, Inc. .	10,528
537	Ameron International Corp. . . . . . .	28,278
		38,806
	Capital Markets - 1.69%
2,448	BGC Partners, Inc. (b) . . . . . . . . . . .	5,410
1,142	Cohen & Steers, Inc. (b) . . . . . . . . .	12,745
3,897	FCStone Group, Inc. (a) . . . . . . . . .	8,885
516	Gamco Investors, Inc. . . . . . . . . . . .	16,847
4,565	GFI Group Inc. . . . . . . . . . . . . . . . .	14,654
176	Greenhill & Co., Inc. (b) . . . . . . . . .	12,998
1,154	Investment Technology Group,
	Inc. (a) . . .	29,450
871	KBW, Inc. (a) . . . . . . . . . . . . . . . . .	17,725
1,229	Lazard Ltd. (b) . . . . . . . . . . . . . . . . .	36,132
1,137	optionsXpress Holdings, Inc. . . . . .	12,928
252	Stifel Financial Corp. (a) . . . . . . . . .	10,914
10	Teton Advisors, Inc. (a) . . . . . . . . . .	0
		178,688
	Chemicals - 1.79%
1,426	Innophos Holdings, Inc. . . . . . . . . .	16,085
2,367	Koppers Holdings, Inc. . . . . . . . . . .	34,369
1,485	LSB Industries, Inc. (a) . . . . . . . . . .	14,687
1,190	Minerals Technologies, Inc. . . . . . .	38,139
1,892	NewMarket Corp. . . . . . . . . . . . . . .	83,816
1,466	Solutia, Inc. (a) . . . . . . . . . . . . . . . .	2,741
		189,837
	Commercial Banks - 4.67%
588	BancFirst Corp. (b) . . . . . . . . . . . . .	21,403
558	Bank of the Ozarks, Inc. . . . . . . . . .	12,879
1,072	BankFinancial Corp. . . . . . . . . . . . .	10,688
918	Beneficial Mutual Bancorp,
	Inc. (a)(b) .	9,042
530	City Holding Co. . . . . . . . . . . . . . . .	14,464
2,037	CVB Financial Corp. (b) . . . . . . . . .	13,505
366	First Financial Bankshares, Inc. (b) .	17,630

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
453	First Financial Corp. . . . . . . . . . . . .	$16,716
1,449	Glacier Bancorp, Inc. . . . . . . . . . . . .	22,764
1,052	Hampton Roads Bankshares,
	Inc. (b) . . .	8,195
617	Hancock Holding Co. (b) . . . . . . . .	19,300
251	IBERIABANK Corp. . . . . . . . . . . .	11,531
745	Independent Bank Corp. . . . . . . . . .	10,989
1,437	Investors Bancorp, Inc. (a) . . . . . . .	12,171
490	Lakeland Financial Corp. . . . . . . . .	9,403
3,329	National Penn Bancshares, Inc. (b) .	27,631
957	Northfield Bancorp, Inc. . . . . . . . . .	10,460
455	Pinnacle Financial Partners,
	Inc. (a)(b) .	10,788
514	PrivateBancorp, Inc. (b) . . . . . . . . . .	7,432
965	Prosperity Bancshares, Inc. . . . . . . .	26,393
462	Republic Bancorp Inc. (b) . . . . . . . .	8,625
314	SCBT Financial Corp. . . . . . . . . . . .	6,563
583	Signature Bank (a) . . . . . . . . . . . . . .	16,458
728	Simmons First National Corp. . . . . .	18,338
685	Smithtown Bancorp, Inc. (b) . . . . . .	7,727
433	Southside Bancshares, Inc. . . . . . . .	8,184
3,299	Sterling Bancshares, Inc. . . . . . . . . .	21,575
427	Suffolk Bancorp . . . . . . . . . . . . . . . .	11,098
1,951	SVB Financial Group (a) . . . . . . . . .	39,039
473	SY Bancorp, Inc. . . . . . . . . . . . . . . .	11,494
929	Texas Capital Bancshares, Inc. (a) .	10,461
330	Tompkins Financial Corp. (b) . . . . .	14,190
605	Westamerica Bancorporation (b) . . .	27,564
		494,700
	Commercial Services & Supplies - 7.49%
1,297	Administaff, Inc. . . . . . . . . . . . . . . .	27,406
1,934	American Reprographics Co. (a) . . .	6,846
2,375	ATC Technology Corp. (a) . . . . . . .	26,600
4,017	Brady Corp.	70,820
2,202	CBIZ, Inc. (a) . . . . . . . . . . . . . . . . .	15,348
596	Clean Harbors, Inc. (a) . . . . . . . . . .	28,608
893	Copart, Inc. (a)(b) . . . . . . . . . . . . . .	26,486
2,099	Corinthian Colleges, Inc. (a)(b) . . . .	40,825
571	Cornell Cos., Inc. (a) . . . . . . . . . . . .	9,347
1,238	The Corporate Executive Board Co.	17,951
784	CRA International, Inc. (a) . . . . . . .	14,802
3,961	EnergySolutions, Inc. . . . . . . . . . . .	34,263
2,046	First Advantage Corp. (a) . . . . . . . .	28,194

Number of
Shares		Value
	Commercial Services & Supplies (Continued)
349	FTI Consulting, Inc. (a) . . . . . . . . . . $	17,268
701	The Geo Group Inc. (a) . . . . . . . . . .	9,288
691	Healthcare Services Group . . . . . . .	10,344
912	Heidrick & Struggles
	International, Inc. . . . . . . . . . . . . .	16,179
548	IHS, Inc. (a)	22,567
297	ITT Educational Services,
	Inc. (a)(b) .	36,062
3,230	Korn/Ferry International (a) . . . . . .	29,264
991	Layne Christensen Co. (a) . . . . . . . .	15,925
1,180	M&F Worldwide Corp. (a) . . . . . . .	13,818
864	McGrath RentCorp (b) . . . . . . . . . .	13,617
1,072	Mobile Mini, Inc. (a) . . . . . . . . . . . .	12,349
1,898	Navigant Consulting, Inc. (a) . . . . .	24,807
1,855	Pike Electric Corp. (a) . . . . . . . . . . .	17,159
465	Pre-Paid Legal Services, Inc. (a) . . .	13,499
4,215	Sotheby’s (b) . . . . . . . . . . . . . . . . . .	37,935
720	Standard Parking Corp. (a) . . . . . . .	11,808
444	Stericycle, Inc. (a) . . . . . . . . . . . . . .	21,192
70	Strayer Education, Inc. (b) . . . . . . .	12,591
3,666	TeleTech Holdings, Inc. (a) . . . . . . .	39,923
1,431	Waste Connections, Inc. (a) . . . . . . .	36,777
680	Watson Wyatt Worldwide, Inc. . . . .	33,571
		793,439
	Communications Equipment - 3.45%
7,919	3Com Corp. (a) . . . . . . . . . . . . . . . .	24,470
1,827	ADTRAN, Inc. . . . . . . . . . . . . . . . .	29,616
1,752	Airvana, Inc. (a) . . . . . . . . . . . . . . . .	10,249
3,121	Arris Group, Inc. (a) . . . . . . . . . . . .	23,002
2,227	Avocent Corp. (a) . . . . . . . . . . . . . .	27,036
2,673	Ciena Corp. (a)(b) . . . . . . . . . . . . . .	20,796
878	Comtech Telecommunications
	Corp. (a) . .	21,748
651	EMS Technologies, Inc. (a) . . . . . . .	11,366
7,191	Extreme Networks, Inc. (a) . . . . . . .	10,930
850	F5 Networks, Inc. (a)(b) . . . . . . . . .	17,807
2,148	Harmonic, Inc. (a) . . . . . . . . . . . . . .	13,962
1,002	Hughes Communications, Inc. (a) . .	12,054
396	InterDigital, Inc. (a) . . . . . . . . . . . . .	10,225
2,715	Ixia (a) . . . .	14,037
4,372	JDS Uniphase Corp. (a) . . . . . . . . . .	14,209
5,562	Opnext, Inc. (a) . . . . . . . . . . . . . . . .	9,511
28,086	Powerwave Technologies, Inc. (a) . .	16,683
1,097	Riverbed Technology, Inc. (a) . . . . .	14,349

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Communications Equipment (Continued)
5,183	Sonus Networks, Inc. (a) . . . . . . . . .	$8,137
4,293	Sycamore Networks, Inc. (a) . . . . . .	11,462
1,434	Tekelec (a) .	18,972
1,219	ViaSat, Inc. (a) . . . . . . . . . . . . . . . . .	25,380
		366,001
	Computers & Peripherals - 0.91%
5,608	Emulex Corp. (a) . . . . . . . . . . . . . . .	28,208
2,945	Intermec, Inc. (a) . . . . . . . . . . . . . . .	30,628
1,388	Novatel Wireless, Inc. (a) . . . . . . . .	7,800
2,393	Palm, Inc. (a)(b) . . . . . . . . . . . . . . . .	20,628
1,814	Super Micro Computer, Inc. (a) . . . .	8,925
		96,189
	Construction & Engineering - 0.53%
3,250	Great Lakes Dredge & Dock Corp. .	9,782
2,477	MasTec, Inc. (a) . . . . . . . . . . . . . . . .	29,947
656	Orion Marine Group, Inc. (a) . . . . .	8,594
295	Texas Industries, Inc. . . . . . . . . . . . .	7,375
		55,698
	Consumer Finance - 0.35%
587	Cash America International, Inc. . . .	9,192
1,338	Dollar Financial Corp. (a)(b) . . . . . .	12,738
609	EZCORP, Inc. (a) . . . . . . . . . . . . . . .	7,046
576	First Cash Financial Services, Inc. (a)	8,594
		37,570
	Diversified Consumer Services - 0.43%
430	Lincoln Educational Services
	Corp. (a) . .	7,878
1,101	Steiner Leisure Ltd. (a) . . . . . . . . . .	26,875
893	Universal Technical Institute,
	Inc. (a) . . .	10,716
		45,469
	Diversified Financial Services - 0.20%
1,731	Assured Guaranty Ltd. . . . . . . . . . .	11,719
1,228	MarketAxess Holdings Inc. (a) . . . .	9,382
		21,101
	Diversified Telecommunication Services - 1.13%
1,086	Cbeyond Communications,
	Inc. (a)(b) .	20,450
1,173	Global Crossing Ltd. (a) . . . . . . . . .	8,211
867	Neustar, Inc. (a) . . . . . . . . . . . . . . . .	14,522
617	NTELOS Holdings Corp. . . . . . . . .	11,192

Number of
Shares		Value
	Diversified Telecommunication
	Services (Continued)
10,394	PAETEC Holding Corp. (a) . . . . . . .	$14,967
1,643	Premiere Global Services, Inc. (a) . .	14,491
519	Shenandoah Telecommunications Co.	11,833
2,810	tw telecom inc. (a) . . . . . . . . . . . . . .	24,588
		120,254
	Electric Utilities - 1.18%
314	ITC Holdings Corp. . . . . . . . . . . . . .	13,697
5,070	Otter Tail Corp. . . . . . . . . . . . . . . . .	111,793
		125,490
	Electrical Equipment - 2.30%
279	AZZ, Inc. (a) . . . . . . . . . . . . . . . . . .	7,363
1,525	Baldor Electric Co. . . . . . . . . . . . . .	22,097
3,015	C&D Technologies, Inc. (a) . . . . . . .	5,578
3,922	EnerSys (a)	47,535
98	First Solar, Inc. (a)(b) . . . . . . . . . . .	13,005
457	Franklin Electric Co., Inc. . . . . . . . .	10,113
4,673	GrafTech International Ltd. (a) . . . .	28,786
530	II-VI, Inc. (a) . . . . . . . . . . . . . . . . . .	9,105
862	LaBarge, Inc. (a) . . . . . . . . . . . . . . .	7,215
352	Ormat Technologies, Inc. . . . . . . . .	9,666
2,942	Polypore International, Inc. (a) . . . .	11,827
272	Powell Industries, Inc. (a) . . . . . . . .	9,604
894	Regal-Beloit Corp. . . . . . . . . . . . . . .	27,392
3,785	Vicor Corp.	18,509
1,442	Woodward Governor Co. . . . . . . . . .	16,121
		243,916
	Electronic Equipment & Instruments - 3.44%
2,751	Checkpoint Systems, Inc. (a) . . . . . .	24,676
927	Cogent, Inc. (a) . . . . . . . . . . . . . . . .	11,031
1,643	Cognex Corp. . . . . . . . . . . . . . . . . . .	21,934
1,176	Daktronics, Inc. . . . . . . . . . . . . . . . .	7,703
938	Dolby Laboratories, Inc. (a) . . . . . .	31,995
1,139	Electro Rent Corp. . . . . . . . . . . . . . .	10,980
2,882	Electro Scientific Industries,
	Inc. (a) . . .	17,061
1,033	FLIR Systems, Inc. (a)(b) . . . . . . . .	21,156
1,517	L-1 Identity Solutions, Inc. (a) . . . .	7,752
2,377	Littelfuse, Inc. (a) . . . . . . . . . . . . . .	26,123
721	MTS Systems Corp. . . . . . . . . . . . .	16,403
818	Multi-Fineline Electronix, Inc. (a) .	13,775
378	National Instruments Corp. . . . . . . .	7,050
2,419	Newport Corp. (a) . . . . . . . . . . . . . .	10,692

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Electronic Equipment &
	Instruments (Continued)
582	Rofin-Sinar Technologies, Inc. (a) .	$9,382
541	Rogers Corp. (a) . . . . . . . . . . . . . . .	10,214
1,891	Scansource, Inc. (a)(b) . . . . . . . . . . .	35,135
317	SunPower Corp. (a)(b) . . . . . . . . . . .	7,538
1,384	Trimble Navigation Ltd. (a)(b) . . . .	21,148
3,231	TTM Technologies, Inc. (a) . . . . . . .	18,740
1,588	Veeco Instruments, Inc. (a) . . . . . . .	10,592
1,260	Zebra Technologies Corp. (a) . . . . .	23,965
		365,045
	Energy Equipment & Services - 2.88%
2,500	Allis Chalmers Energy, Inc. (a) . . . .	4,825
1,001	Atwood Oceanics, Inc. (a) . . . . . . . .	16,607
1,593	Basic Energy Services, Inc. (a) . . . .	10,307
1,035	Bristow Group, Inc. (a) . . . . . . . . . .	22,180
2,359	Cal Dive International, Inc. (a) . . . .	15,970
211	CARBO Ceramics, Inc. (b) . . . . . . .	6,001
687	Dril-Quip, Inc. (a) . . . . . . . . . . . . . .	21,091
706	Gulf Island Fabrication, Inc. . . . . . .	5,655
651	GulfMark Offshore, Inc. (a) . . . . . .	15,533
469	Helmerich & Payne, Inc. (b) . . . . . .	10,679
1,103	Hornbeck Offshore Services,
	Inc. (a) . . .	16,810
8,487	ION Geophysical Corp. (a)(b) . . . . .	13,240
526	Lufkin Industries, Inc. . . . . . . . . . . .	19,925
1,548	Matrix Service Co. (a) . . . . . . . . . . .	12,725
948	NATCO Group, Inc. (a) . . . . . . . . . .	17,946
4,039	Newpark Resources, Inc. (a) . . . . . .	10,219
7,106	Parker Drilling Co. (a) . . . . . . . . . . .	13,075
928	PHI, Inc. (a)	9,261
2,380	Pioneer Drilling Co. (a) . . . . . . . . . .	7,806
1,504	RPC, Inc. . .	9,971
816	Superior Well Services, Inc. (a) . . . .	4,186
5,601	Tetra Technologies, Inc. (a) . . . . . . .	18,203
1,593	Union Drilling, Inc. (a) . . . . . . . . . .	6,053
1,771	Willbros Group Inc. (a) . . . . . . . . . .	17,179
		305,447
	Food & Staples Retailing - 0.36%
179	Arden Group, Inc. . . . . . . . . . . . . . .	20,914
944	PriceSmart, Inc. . . . . . . . . . . . . . . . .	17,002
		37,916

Number of
Shares		Value
	Food Products - 1.10%
323	Cal-Maine Foods, Inc. . . . . . . . . . . .	$7,232
2,582	Darling International, Inc. (a) . . . . .	9,579
377	Farmer Bros Co. . . . . . . . . . . . . . . .	6,711
1,235	The Hain Celestial Group, Inc. (a) .	17,586
385	J&J Snack Foods Corp. . . . . . . . . . .	13,317
453	Ralcorp Holdings, Inc. (a) . . . . . . . .	24,408
1,750	Tootsie Roll Industries, Inc. . . . . . . .	38,001
		116,834
	Health Care Equipment & Supplies - 3.81%
1,179	Align Technology, Inc. (a) . . . . . . . .	9,349
1,191	American Medical Systems
	Holdings, Inc. (a) . . . . . . . . . . . . . .	13,280
640	Analogic Corp. . . . . . . . . . . . . . . . .	20,493
1,327	Arthrocare Corp. (a) . . . . . . . . . . . .	6,502
1,238	CONMED Corp. (a) . . . . . . . . . . . .	17,840
349	Gen-Probe, Inc. (a) . . . . . . . . . . . . .	15,907
486	Greatbatch, Inc. (a) . . . . . . . . . . . . .	9,404
357	Haemonetics Corporation (a) . . . . .	19,664
1,826	Hologic, Inc. (a) . . . . . . . . . . . . . . . .	23,902
623	IDEXX Laboratories, Inc. (a)(b) . . .	21,543
585	Immucor, Inc. (a) . . . . . . . . . . . . . . .	14,713
379	Integra LifeSciences Holdings
	Corp. (a) . .	9,373
117	Intuitive Surgical, Inc. (a)(b) . . . . . .	11,157
473	Masimo Corp. (a) . . . . . . . . . . . . . .	13,708
623	Matthews International Corp. . . . . .	17,949
465	Meridian Bioscience, Inc. . . . . . . . .	8,426
2,216	ResMed, Inc. (a)(b) . . . . . . . . . . . . .	78,313
1,633	Sirona Dental Systems, Inc. (a) . . . .	23,385
363	Thoratec Corp. (a)(b) . . . . . . . . . . . .	9,325
5,281	Tomotherapy, Inc. (a)(b) . . . . . . . . .	13,995
713	West Pharmaceutical Services, Inc. .	23,393
605	Wright Medical Group, Inc. (a) . . . .	7,883
1,023	Zoll Medical Corp. (a) . . . . . . . . . . .	14,690
		404,194
	Health Care Providers & Services - 3.12%
327	Amedisys, Inc. (a)(b) . . . . . . . . . . . .	8,989
6,299	AMN Healthcare Services, Inc. (a) .	32,125
770	AmSurg Corp. (a) . . . . . . . . . . . . . .	12,205
1,454	Catalyst Health Solutions Inc. (a) . .	28,818
409	Chemed Corp. . . . . . . . . . . . . . . . . .	15,910
492	Corvel Corp. (a)(b) . . . . . . . . . . . . .	9,948
1,147	eResearch Technology, Inc. (a) . . . .	6,033

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
929	Gentiva Health Services, Inc. (a) . . .	$14,121
837	Healthways, Inc. (a) . . . . . . . . . . . . .	7,341
1,573	inVentiv Health, Inc. (a) . . . . . . . . .	12,836
145	Landauer, Inc. . . . . . . . . . . . . . . . . .	7,349
874	Mednax, Inc. (a) . . . . . . . . . . . . . . .	25,757
540	MWI Veterinary Supply, Inc. (a) . . .	15,379
243	National Healthcare Corp. . . . . . . . .	9,756
2,315	PSS World Medical, Inc. (a) . . . . . .	33,220
666	Psychiatric Solutions, Inc. (a)(b) . . .	10,476
1,255	Sun Healthcare Group, Inc. (a) . . . .	10,592
60,972	Sunrise Senior Living, Inc. (a)(b) . .	41,461
671	VCA Antech, Inc. (a) . . . . . . . . . . . .	15,131
614	WebMD Health Corp. (a) . . . . . . . .	13,692
		331,139
	Health Care Technology - 0.28%
557	Eclipsys Corp. (a) . . . . . . . . . . . . . .	5,648
1,545	HLTH Corporation (a) . . . . . . . . . . .	15,991
1,013	Omnicell, Inc. (a) . . . . . . . . . . . . . . .	7,921
		29,560
	Hotels, Restaurants & Leisure - 4.03%
780	Bally Technologies, Inc. (a) . . . . . . .	14,368
819	BJ’s Restaurants, Inc. (a) . . . . . . . . .	11,392
356	Buffalo Wild Wings, Inc. (a)(b) . . . .	13,022
3,979	The Cheesecake Factory (a) . . . . . .	45,560
720	Chipotle Mexican Grill, Inc. (a)(b) .	47,794
957	Choice Hotels International,
	Inc. (b) . . .	24,710
2,316	Einstein Noah Rest Group, Inc. (a) .	13,502
2,996	Gaylord Entertainment Co. (a) . . . .	24,957
1,584	International Speedway Corp. . . . . .	34,943
7,084	Krispy Kreme Doughnuts, Inc. (a) .	11,334
1,142	Life Time Fitness, Inc. (a)(b) . . . . . .	14,343
1,322	Monarch Casino & Resort,
	Inc. (a)(b) .	6,821
1,301	Orient-Express Hotels Ltd. . . . . . . .	5,334
373	Panera Bread Co. (a)(b) . . . . . . . . . .	20,851
893	Papa John’s International, Inc. (a) . .	20,423
894	PF Chang’s China Bistro,
	Inc. (a)(b) .	20,455
2,073	Scientific Games Corp. (a) . . . . . . .	25,104
1,147	Sonic Corp. (a) . . . . . . . . . . . . . . . .	11,493
1,775	Texas Roadhouse, Inc. (a) . . . . . . . .	16,916

Number of
Shares		Value
	Hotels, Restaurants & Leisure (Continued)
1,593	Vail Resorts, Inc. (a) . . . . . . . . . . . .	$32,545
544	WMS Industries, Inc. (a)(b) . . . . . .	11,375
		427,242
	Household Durables - 0.54%
4,138	Blount International, Inc. (a) . . . . . .	19,118
7,169	Interface, Inc. . . . . . . . . . . . . . . . . . .	21,435
917	Universal Electronics, Inc. (a) . . . . .	16,598
		57,151
	Household Products - 0.25%
1,102	WD-40 Co.	26,602
	Industrial Conglomerates - 0.22%
657	Raven Industries, Inc. (b) . . . . . . . .	13,652
424	Walter Industries, Inc. . . . . . . . . . . .	9,697
		23,349
	Insurance - 1.24%
304	American Physicians Capital, Inc. .	12,440
845	Amerisafe, Inc. (a) . . . . . . . . . . . . . .	12,945
1,712	Amtrust Financial Services, Inc. (b)	16,350
1,139	Employers Holdings, Inc. . . . . . . . .	10,866
338	Enstar Group Limited (a) . . . . . . . .	19,036
678	Greenlight Capital Re, Ltd. (a)(b) . .	10,828
612	National Interstate Corp. . . . . . . . . .	10,349
542	Navigators Group, Inc. (a) . . . . . . . .	25,571
517	Tower Group, Inc. . . . . . . . . . . . . . .	12,734
		131,119
	Internet & Catalog Retail - 1.03%
342	Blue Nile, Inc. (a)(b) . . . . . . . . . . . .	10,311
5,323	Coldwater Creek, Inc. (a) . . . . . . . .	13,361
2,390	Gaiam, Inc. (a) . . . . . . . . . . . . . . . . .	7,839
1,239	GSI Commerce, Inc. (a)(b) . . . . . . .	16,231
646	NutriSystem Inc. (b) . . . . . . . . . . . .	9,218
349	Priceline.com, Inc. (a)(b) . . . . . . . . .	27,494
1,369	Shutterfly, Inc. (a) . . . . . . . . . . . . . .	12,828
418	VistaPrint Limited (a) . . . . . . . . . . .	11,491
		108,773
	Internet Software & Services - 1.73%
1,049	Akamai Technologies, Inc. (a) . . . . .	20,350
1,994	Ariba, Inc. (a) . . . . . . . . . . . . . . . . .	17,408
519	AsiaInfo Holdings, Inc. (a) . . . . . . .	8,745
646	DealerTrack Holdings, Inc. (a) . . . .	8,462
2,556	Dice Holdings, Inc. (a)(b) . . . . . . . .	7,106

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Internet Software & Services (Continued)
1,030	Digital River, Inc. (a) . . . . . . . . . . . .	$30,715
133	Equinix, Inc. (a)(b) . . . . . . . . . . . . .	7,468
856	j2 Global Communications,
	Inc. (a) . . .	18,738
5,724	RealNetworks, Inc. (a) . . . . . . . . . . .	13,337
1,940	S1 Corp. (a)	9,991
1,352	SAVVIS, Inc. (a)(b) . . . . . . . . . . . . .	8,369
212	Sohu.com, Inc. (a)(b) . . . . . . . . . . . .	8,758
2,082	Valueclick, Inc. (a) . . . . . . . . . . . . . .	17,718
996	Vignette Corp. (a) . . . . . . . . . . . . . .	6,653
		183,818
	IT Services - 3.40%
1,425	CSG Systems International (a) . . . .	20,349
1,657	Euronet Worldwide, Inc. (a)(b) . . . .	21,640
967	ExlService Holdings, Inc. (a) . . . . .	8,336
406	Forrester Research, Inc. (a) . . . . . . .	8,347
1,307	Gartner, Inc. (a) . . . . . . . . . . . . . . . .	14,390
3,521	Genpact Limited (a) . . . . . . . . . . . . .	31,196
5,647	Global Cash Access Holdings,
	Inc. (a) . . .	21,572
1,116	Global Payments, Inc. . . . . . . . . . . .	37,286
4,846	Hackett Group, Inc. (a) . . . . . . . . . .	9,789
1,452	Heartland Payment Systems, Inc. . .	9,598
3,197	iGATE Corp. . . . . . . . . . . . . . . . . . .	10,358
234	ManTech International Corp. (a) . . .	9,805
639	MAXIMUS, Inc. . . . . . . . . . . . . . . .	25,470
2,648	Sapient Corp. (a) . . . . . . . . . . . . . . .	11,837
2,575	SRA International, Inc. (a) . . . . . . .	37,852
875	Syntel, Inc. (b) . . . . . . . . . . . . . . . . .	18,007
7,854	TNS, Inc. (a) . . . . . . . . . . . . . . . . . .	64,246
		360,078
	Leisure Equipment & Products - 0.08%
2,024	Marine Products Corp. . . . . . . . . . .	8,582
	Life Sciences Tools & Services - 0.76%
3,656	Bruker BioSciences Corp. (a) . . . . .	22,521
551	Dionex Corp. (a) . . . . . . . . . . . . . . .	26,035
2,505	Parexel International Corp. (a) . . . .	24,374
133	Techne Corp. . . . . . . . . . . . . . . . . . .	7,276
		80,206
	Machinery - 4.12%
1,319	Actuant Corp. . . . . . . . . . . . . . . . . .	13,625
1,128	Altra Holdings, Inc. (a) . . . . . . . . . .	4,377

Number of
Shares		Value
	Machinery (Continued)
1,687	American Railcar Industries, Inc. . .	$12,872
546	Ampco-Pittsburgh Corp. . . . . . . . . .	7,240
556	Astec Industries, Inc. (a) . . . . . . . . .	14,584
533	Badger Meter, Inc. . . . . . . . . . . . . . .	15,398
2,464	Barnes Group, Inc. . . . . . . . . . . . . . .	26,340
791	Bucyrus International, Inc. . . . . . . .	12,007
2,444	Chart Industries, Inc. (a) . . . . . . . . .	19,259
787	CIRCOR International, Inc. . . . . . . .	17,723
957	Clarcor, Inc.	24,107
1,797	Colfax Corp. (a)(b) . . . . . . . . . . . . .	12,345
488	ESCO Technologies, Inc. (a) . . . . . .	18,886
378	The Gorman-Rupp Co. . . . . . . . . . .	7,484
1,011	Kaydon Corp. . . . . . . . . . . . . . . . . .	27,631
125	K-Tron International, Inc. (a)(b) . . .	7,584
459	L.B. Foster Co. (a) . . . . . . . . . . . . . .	11,397
743	Nordson Corp. (b) . . . . . . . . . . . . . .	21,123
411	RBC Bearings Inc. (a) . . . . . . . . . . .	6,280
1,151	Robbins & Myers, Inc. . . . . . . . . . .	17,461
655	Sun Hydraulics, Inc. . . . . . . . . . . . .	9,570
1,939	Titan International, Inc. . . . . . . . . . .	9,753
1,447	Twin Disc, Inc. . . . . . . . . . . . . . . . .	10,013
1,571	Valmont Industries, Inc. . . . . . . . . . .	78,880
1,183	Westinghouse Air Brake
	Technologies Corp. . . . . . . . . . . . .	31,208
		437,147
	Marine - 0.63%
2,141	Eagle Bulk Shipping, Inc. . . . . . . . .	9,099
961	Genco Shipping & Trading Ltd. (b)	11,859
1,263	Kirby Corp. (a) . . . . . . . . . . . . . . . .	33,646
781	TBS International Limited (a) . . . . .	5,740
2,517	Ultrapetrol Bahamas Ltd. (a)(b) . . .	6,796
		67,140
	Media - 1.73%
1,224	Arbitron, Inc. . . . . . . . . . . . . . . . . . .	18,372
2,065	CKX, Inc. (a) . . . . . . . . . . . . . . . . . .	8,466
6,719	CTC Media, Inc. (a) . . . . . . . . . . . .	30,639
1,478	DreamWorks Animation SKG,
	Inc. (a) . . .	31,984
493	Fisher Communications, Inc. . . . . . .	4,812
4,126	Global Sources Ltd. (a) . . . . . . . . . .	16,050
890	Marvel Entertainment, Inc. (a) . . . .	23,629
445	Morningstar, Inc. (a)(b) . . . . . . . . . .	15,197

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Media - 1.73%
2,968	World Wrestling
	Entertainment, Inc. . . . . . . . . . . . .	$34,251
		183,400
	Metals & Mining - 1.54%
764	AMCOL International Corp. . . . . . .	11,338
298	Compass Minerals International,
	Inc. (b) . . .	16,798
836	Haynes International, Inc. (a) . . . . .	14,898
7,785	Hecla Mining Co. (a) . . . . . . . . . . . .	15,570
242	Northwest Pipe Co. (a) . . . . . . . . . .	6,890
1,098	Olympic Steel, Inc. . . . . . . . . . . . . .	16,657
1,502	RTI International Metals, Inc. (a) . .	17,573
855	Schnitzer Steel Industries, Inc. . . . .	26,838
3,861	Stillwater Mining Co. (a)(b) . . . . . .	14,286
4,086	Titanium Metals Corp. . . . . . . . . . . .	22,350
		163,198
	Oil & Gas - 3.89%
2,505	Alpha Natural Resources, Inc. (a) . .	44,464
304	Apco Argentina Inc. (b) . . . . . . . . . .	3,350
980	Atlas America, Inc. . . . . . . . . . . . . .	8,575
2,890	ATP Oil & Gas Corp. (a) . . . . . . . . .	14,826
1,164	Barrett Bill Corp. (a) . . . . . . . . . . . .	25,887
3,631	Berry Petroleum Co. . . . . . . . . . . . .	39,796
3,967	Brigham Exploration Co. (a) . . . . . .	7,537
404	Clayton Williams Energy, Inc. (a) . .	11,813
1,182	CNX Gas Corp. (a) . . . . . . . . . . . . .	28,025
901	Comstock Resources, Inc. (a)(b) . . .	26,850
986	Concho Resources, Inc. (a) . . . . . . .	25,232
1,586	Continental Resources, Inc. (a)(b) . .	33,639
4,353	Crosstex Energy, Inc. (b) . . . . . . . . .	7,139
1,226	EXCO Resources, Inc. (a) . . . . . . . .	12,260
1,742	Golar LNG Ltd. . . . . . . . . . . . . . . . .	5,975
8,089	International Coal Group, Inc. (a)(b) .	13,023
1,075	Penn Virginia Corp. . . . . . . . . . . . . .	11,804
1,030	Petroleum Development Corp. (a) . .	12,164
4,177	PetroQuest Energy, Inc. (a) . . . . . . .	10,025
4,039	Quicksilver Resources, Inc. (a)(b) . .	22,376
4,334	Rosetta Resources, Inc. (a) . . . . . . .	21,453
595	Teekay Tankers Ltd. . . . . . . . . . . . . .	5,659
1,639	Vaalco Energy, Inc. (a) . . . . . . . . . .	8,670
3,607	Venoco, Inc. (a) . . . . . . . . . . . . . . . .	11,831
		412,373

Number of
Shares		Value
	Personal Products - 0.90%
16,899	Bare Escentuals, Inc. (a) . . . . . . . . .	$69,286
129	Chattem, Inc. (a)(b) . . . . . . . . . . . . .	7,230
1,643	Inter Parfums, Inc. . . . . . . . . . . . . . .	9,579
430	USANA Health Sciences, Inc. (a) . .	9,615
		95,710
	Pharmaceuticals - 1.16%
1,956	American Oriental Bioengineering,
	Inc. (a) . . .	7,550
4,031	KV Pharmaceutical Co. (a)(b) . . . . .	6,651
902	Medicines Co. (a) . . . . . . . . . . . . . .	9,778
599	Medicis Pharmaceutical . . . . . . . . .	7,410
1,011	Perrigo Co. .	25,103
1,851	Salix Pharmaceuticals, Ltd. (a) . . . .	17,585
791	Sepracor, Inc. (a)(b) . . . . . . . . . . . . .	11,596
2,108	Valeant Pharmaceuticals
	International (a)(b) . . . . . . . . . . . .	37,501
		123,174
	Real Estate - 0.13%
1,020	Forestar Group, Inc. (a) . . . . . . . . . .	7,803
8,844	Grubb & Ellis Co. . . . . . . . . . . . . . .	5,572
		13,375
	Road & Rail - 0.79%
1,161	Genesee & Wyoming, Inc. (a) . . . . .	24,671
1,179	Knight Transportation, Inc. . . . . . . .	17,874
1,185	Old Dominion Freight Line (a) . . . .	27,836
956	Universal Truckload Services, Inc. .	13,709
		84,090
	Semiconductor & Semiconductor
	Equipment - 5.13%
1,814	Advanced Energy Industries, Inc. (a)	13,660
918	Atheros Communications, Inc. (a) .	13,458
2,043	ATMI, Inc. (a) . . . . . . . . . . . . . . . . .	31,524
21,965	Axcelis Technologies, Inc. (a) . . . . .	8,347
937	Cabot Microelectronics Corp. (a) . .	22,516
2,337	Cohu, Inc. .	16,826
536	Cree, Inc. (a)(b) . . . . . . . . . . . . . . . .	12,612
1,016	Cymer, Inc. (a) . . . . . . . . . . . . . . . . .	22,616
1,098	Diodes, Inc. (a)(b) . . . . . . . . . . . . . .	11,650
1,551	FEI Co. (a) .	23,932
265	Hittite Microwave Corp. (a) . . . . . .	8,268
2,082	IXYS Corp.	16,781
13,373	Kulicke & Soffa Industries,
	Inc. (a)(b) .	35,037

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Semiconductor & Semiconductor
	Equipment (Continued)
2,834	Micrel, Inc.	$19,951
1,289	Microsemi Corp. (a) . . . . . . . . . . . .	14,952
1,911	MKS Instruments, Inc. (a) . . . . . . . .	28,034
11,833	ON Semiconductor Corp. (a)(b) . . .	46,149
1,562	Pericom Semiconductor Corp. (a) . .	11,418
2,098	PMC-Sierra, Inc. (a)(b) . . . . . . . . . .	13,385
652	Power Integrations, Inc. . . . . . . . . . .	11,214
1,226	Semtech Corp. (a) . . . . . . . . . . . . . .	16,367
2,709	Silicon Image, Inc. (a) . . . . . . . . . . .	6,502
814	Silicon Laboratories, Inc. (a) . . . . . .	21,490
3,929	Skyworks Solutions, Inc. (a)(b) . . . .	31,668
1,086	Standard Microsystems Corp. (a) . .	20,200
10,005	TriQuint Semiconductor, Inc. (a) . . .	24,712
1,867	Varian Semiconductor Equipment
	Associates, Inc. (a) . . . . . . . . . . . .	40,439
		543,708
	Software - 5.84%
533	ACI Worldwide, Inc. (a) . . . . . . . . .	9,994
3,440	Actuate Corp. (a) . . . . . . . . . . . . . . .	10,526
262	Advent Software, Inc. (a) . . . . . . . .	8,727
1,211	ANSYS, Inc. (a) . . . . . . . . . . . . . . .	30,396
981	Blackbaud, Inc. . . . . . . . . . . . . . . . .	11,390
422	Blackboard, Inc. (a) . . . . . . . . . . . . .	13,394
662	CommVault Systems, Inc. (a) . . . . .	7,262
315	Concur Technologies, Inc. (a) . . . . .	6,045
2,339	Epicor Software Corp. (a) . . . . . . . .	8,912
556	EPIQ Systems, Inc. (a) . . . . . . . . . .	10,025
456	Factset Research Systems, Inc. (b) .	22,796
1,278	I2 Technologies, Inc. (a)(b) . . . . . . .	10,096
2,155	Informatica Corp. (a) . . . . . . . . . . . .	28,575
2,254	Jack Henry & Associates, Inc. . . . . .	36,785
1,560	JDA Software Group, Inc. (a) . . . . .	18,018
7,019	Lawson Software, Inc. (a) . . . . . . . .	29,831
824	Macrovision Solutions Corp. (a) . . .	14,659
1,095	Manhattan Associates, Inc. (a) . . . .	18,965
2,778	Mentor Graphics Corp. (a) . . . . . . .	12,334
256	MicroStrategy, Inc. (a) . . . . . . . . . . .	8,753
2,752	MSC Software Corp. (a) . . . . . . . . .	15,521
971	Net 1 UEPS Technologies, Inc. (a) .	14,769
790	Nuance Communications, Inc. (a)(b)	8,579
3,030	Parametric Technology Corp. (a) . . .	30,239

Number of
Shares		Value
	Software (Continued)
684	Phase Forward, Inc. (a) . . . . . . . . . .	$8,748
1,154	Progress Software Corp. (a) . . . . . .	20,034
4,563	QAD, Inc. .	11,544
229	Quality Systems, Inc. . . . . . . . . . . . .	10,362
2,509	Red Hat, Inc. (a)(b) . . . . . . . . . . . . .	44,761
1,540	Renaissance Learning, Inc. . . . . . . .	13,814
657	salesforce.com, inc. (a) . . . . . . . . . .	21,504
524	Solera Holdings, Inc. (a)(b) . . . . . . .	12,985
145	SPSS Inc. (a) . . . . . . . . . . . . . . . . . .	4,122
2,335	Take-Two Interactive Software, Inc.	19,497
7,657	Tibco Software, Inc. (a) . . . . . . . . . .	44,947
1,003	Tyler Technologies, Inc. (a) . . . . . . .	14,674
853	Wind River Systems, Inc. (a) . . . . . .	5,459
		619,042
	Specialty Retail - 3.62%
3,293	bebe stores, inc. . . . . . . . . . . . . . . . .	21,964
924	The Buckle, Inc. . . . . . . . . . . . . . . .	29,503
953	Citi Trends, Inc. (a) . . . . . . . . . . . . .	21,814
4,223	Guess?, Inc.	89,021
1,111	Gymboree Corp. (a)(b) . . . . . . . . . .	23,720
1,008	Hibbett Sports, Inc. (a) . . . . . . . . . .	19,374
2,658	J.Crew Group, Inc. (a)(b) . . . . . . . .	35,033
828	Jos. A. Bank Clothiers, Inc. (a) . . . .	23,027
695	Lumber Liquidators, Inc. (a) . . . . . .	8,861
1,307	Maidenform Brands, Inc. (a) . . . . . .	11,972
395	Monro Muffler, Inc. . . . . . . . . . . . . .	10,795
5,147	Sally Beauty Holdings, Inc. (a) . . . .	29,235
2,377	Ulta Salon, Cosmetics & Fragrance,
	Inc. (a) . . .	15,736
1,141	Weight Watchers International, Inc.	21,166
6,690	The Wet Seal, Inc. (a) . . . . . . . . . . .	22,478
		383,699
	Textiles, Apparel & Luxury Goods - 0.96%
6,762	Crocs, Inc. (a) . . . . . . . . . . . . . . . . .	8,047
156	Deckers Outdoor Corp. (a) . . . . . . .	8,274
573	Under Armour, Inc. (a)(b) . . . . . . . .	9,414
539	UniFirst Corp. . . . . . . . . . . . . . . . . .	15,006
1,466	Volcom, Inc. (a) . . . . . . . . . . . . . . . .	14,220
409	Weyco Group, Inc. . . . . . . . . . . . . . .	10,601
2,310	Wolverine World Wide, Inc. . . . . . .	35,990
		101,552
	Thrifts & Mortgage Finance - 1.79%
667	Capitol Federal Financial . . . . . . . .	25,219

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance (Continued)
2,114	Dime Community Bancshares . . . . .	$19,829
974	Flushing Financial Corp. . . . . . . . . .	5,864
1,425	Kearny Financial Corp. . . . . . . . . . .	14,934
2,141	NewAlliance Bancshares, Inc. . . . . .	25,135
3,833	Northwest Bancorp, Inc. . . . . . . . . .	64,778
1,358	Oritani Financial Corp. (a)(b) . . . . .	19,012
923	Provident New York Bancorp . . . . .	7,892
571	United Financial Bancorp, Inc. . . . .	7,474
		190,137
	Trading Companies & Distributors - 0.74%
1,093	Houston Wire & Cable Co. . . . . . . .	8,471
1,632	Textainer Group Holdings Ltd. (b) .	11,016
436	TransDigm Group Inc. (a) . . . . . . . .	14,318
1,318	Watsco, Inc.	44,851
		78,656
	Water Utilities - 0.50%
869	American States Water Co. . . . . . . .	31,562
429	Connecticut Water Service, Inc. . . .	8,700
491	SJW Corp. .	12,486
		52,748
	Wireless Telecommunication Services - 0.51%
1,924	Centennial Communications
	Corp. (a) . .	15,892
1,620	iPCS, Inc. (a) . . . . . . . . . . . . . . . . . .	15,730
513	SBA Communications Corp. (a)(b) .	11,953
642	Syniverse Holdings, Inc. (a) . . . . . .	10,118
		53,693
	Total Common Stocks
	(Cost $12,819,622) . . . . . . . . . . . .	9,849,015
	REAL ESTATE INVESTMENT
	TRUSTS - 2.52%
	Real Estate Investment Trusts - 2.52%
48	Alexander’s, Inc. . . . . . . . . . . . . . . .	8,178
1,938	BioMed Realty Trust, Inc. . . . . . . . .	13,120
487	Corporate Office Properties
	Trust (b) . .	12,092
256	Digital Realty Trust, Inc. (b) . . . . . .	8,494
311	EastGroup Properties, Inc. . . . . . . . .	8,730
567	Equity Lifestyle Properties, Inc. . . .	21,603
878	Extra Space Storage, Inc. . . . . . . . .	4,838
2,613	Inland Real Estate Corp. . . . . . . . . .	18,526
1,022	Kilroy Realty Corp. . . . . . . . . . . . . .	17,568

Number of
Shares		Value
	Real Estate Investment Trusts (Continued)
839	LTC Properties, Inc. . . . . . . . . . . . .	$14,716
2,063	MFA Mortgage Investments, Inc.	12,131
871	Mid-America Apartment
	Communities, Inc. . . . . . . . . . . . . .	26,853
1,524	Omega Healthcare Investors, Inc.	21,458
506	PS Business Parks, Inc. . . . . . . . . . .	18,646
534	Saul Centers, Inc. . . . . . . . . . . . . . . .	12,266
518	Tanger Factory Outlet Centers,
	Inc. (b) . . .	15,986
682	Taubman Centers, Inc. (b) . . . . . . . .	11,621
345	Universal Health Realty Income
	Trust . . . . .	10,084
573	Washington Real Estate Investment
	Trust . . . . .	9,913
		266,823
	Total Real Estate Investment Trusts
	(Cost $386,182) . . . . . . . . . . . . . . .	266,823
	SHORT TERM INVESTMENTS - 4.10%
	Money Market Fund - 4.10%
434,554	Federated Prime Obligations Fund	434,554
	Total Short Term Investments
	(Cost $434,554) . . . . . . . . . . . . . . .	434,554
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 17.07%
	Money Market Fund - 17.07%
1,810,126	Mount Vernon Prime Portfolio . . . .	1,810,126
	Total Money Market Funds
	(Cost $1,810,126) . . . . . . . . . . . . .	1,810,126
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $1,810,126) . . . . . . . . . . . . .	1,810,126
	Total Investments
	(Cost $15,450,484) — 116.60%	12,360,518
	Liabilities in Excess of
	Other Assets - (16.60)% . . . . . . .	(1,759,819)
	TOTAL NET
	ASSETS - 100.00% . . . . . . . . . . .	$10,600,699

Percentages are stated as a percent of net assets.
(a) Non-income producing.
(b) All or a portion of this security is on loan.

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2009

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation
Russell 2000 Index Mini Futures	12	$497,760	Jun-09	$49,009

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS - 91.54%
	Aerospace & Defense - 1.28%
836	AAR Corp. (a) . . . . . . . . . . . . . . . . .	$10,483
403	Ducommun, Inc. . . . . . . . . . . . . . . .	5,860
1,912	DynCorp International, Inc. (a) . . . .	25,487
312	Hawk Corp. (a) . . . . . . . . . . . . . . . .	3,603
538	Herley Industries, Inc. (a) . . . . . . . .	6,434
994	Kaman Corp. . . . . . . . . . . . . . . . . . .	12,465
278	Triumph Group, Inc. . . . . . . . . . . . .	10,620
		74,952
	Air Freight & Logistics - 0.74%
36,344	Air Transport Services Group,
	Inc. (a) . . .	27,985
2,027	Pacer International, Inc. . . . . . . . . . .	7,094
2,527	Park-Ohio Holdings Corp. (a) . . . . .	8,238
		43,317
	Airlines - 0.50%
3,810	AirTran Holdings, Inc. (a)(b) . . . . .	17,336
2,923	Pinnacle Airlines Corp. (a) . . . . . . .	4,063
1,234	Republic Airways Holdings,
	Inc. (a) . . .	7,996
		29,395
	Auto Components - 0.98%
514	Dorman Products, Inc. (a) . . . . . . . .	4,796
1,117	Drew Industries, Inc. (a) . . . . . . . . .	9,696
63,618	Hayes Lemmerz International,
	Inc. (a) . . .	11,769
4,137	Shiloh Industries, Inc. (a) . . . . . . . .	8,481
2,256	Standard Motor Products, Inc. . . . . .	6,204
1,358	Superior Industries
	International, Inc. . . . . . . . . . . . . .	16,092
		57,038
	Automobiles - 0.29%
15,576	Monaco Coach Corp. . . . . . . . . . . . .	2,336
2,729	Winnebago Industries, Inc. . . . . . . .	14,491
		16,827
	Beverages - 0.28%
1,752	National Beverage Corp. (a) . . . . . .	16,066
	Building Products - 1.95%
875	American Woodmark Corp. . . . . . . .	15,365
1,571	Apogee Enterprises, Inc. . . . . . . . . .	17,250
3,310	Dayton Superior Corp. (a) . . . . . . . .	1,357
3,126	Griffon Corp. (a) . . . . . . . . . . . . . . .	23,445

Number of
Shares		Value
	Building Products (Continued)
423	Insteel Industries, Inc. . . . . . . . . . . .	$2,944
1,559	NCI Building Systems, Inc. (a) . . . .	3,461
7,286	PGT, Inc. (a) . . . . . . . . . . . . . . . . . .	10,127
981	Simpson Manufacturing Co.,
	Inc. (b) . . .	17,678
847	Universal Forest Products, Inc. . . . .	22,539
		114,166
	Capital Markets - 1.31%
798	Cowen Group, Inc. (a) . . . . . . . . . . .	3,886
2,875	FBR Capital Markets Corp. (a) . . . .	9,459
2,628	HFF, Inc. (a) . . . . . . . . . . . . . . . . . .	5,256
5,203	National Financial Partners Corp. . .	16,649
679	Penson Worldwide, Inc. (a)(b) . . . . .	4,366
682	Piper Jaffray Cos. (a) . . . . . . . . . . . .	17,589
1,153	Sanders Morris Harris Group, Inc. .	4,497
457	SWS Group, Inc. . . . . . . . . . . . . . . .	7,097
2,181	Thomas Weisel Partners Group,
	Inc. (a) . . .	7,808
		76,607
	Chemicals - 2.05%
30,236	Georgia Gulf Corp. . . . . . . . . . . . . .	21,468
360	Hawkins, Inc. . . . . . . . . . . . . . . . . . .	5,555
4,550	Headwaters, Inc. (a)(b) . . . . . . . . . .	14,287
2,709	ICO, Inc. (a)	5,581
2,046	Innospec, Inc. . . . . . . . . . . . . . . . . .	7,713
840	NL Industries . . . . . . . . . . . . . . . . . .	8,400
8,098	Omnova Solutions, Inc. (a) . . . . . . .	14,091
707	Penford Corp. . . . . . . . . . . . . . . . . .	2,566
1,309	Quaker Chemical Corp. . . . . . . . . . .	10,393
589	Sensient Technologies Corp. . . . . . .	13,842
3,255	Spartech Corp. . . . . . . . . . . . . . . . . .	8,007
298	Stepan Co. .	8,135
		120,038
	Commercial Banks - 12.03%
4,444	AMCORE Financial, Inc. . . . . . . . .	7,110
282	American National Bankshares, Inc.	4,399
612	Ameris Bancorp . . . . . . . . . . . . . . . .	2,883
261	Ames National Corp. . . . . . . . . . . . .	4,460
243	Arrow Financial Corp. . . . . . . . . . . .	5,757
613	Atlantic Southern Financial
	Group, Inc.	3,004
1,107	Banco Latinoamericano de
	Exportaciones, S.A. . . . . . . . . . . . .	10,373

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
199	Bancorp Rhode Island, Inc. . . . . . . .	$3,596
566	BancTrust Financial Group, Inc. . . .	3,583
1,349	Banner Corp. (b) . . . . . . . . . . . . . . .	3,926
1,587	Boston Private Financial
	Holdings, Inc. . . . . . . . . . . . . . . . .	5,570
1,262	Cadence Financial Corp. . . . . . . . . .	5,578
681	Capital City Bank Group, Inc. (b) . .	7,804
1,324	Capitol Bancorp Ltd. . . . . . . . . . . . .	5,495
1,121	Cascade Bancorp (b) . . . . . . . . . . . .	1,827
742	Center Bancorp, Inc. . . . . . . . . . . . .	5,357
2,677	Central Pacific Financial Corp. . . . .	14,991
741	Chemical Financial Corp. . . . . . . . .	15,420
758	Columbia Banking System, Inc. . . .	4,851
620	Community Bank System, Inc. . . . .	10,385
436	Community Trust Bancorp, Inc. . . .	11,663
2,172	East West Bancorp, Inc. . . . . . . . . . .	9,926
550	Eastern Virginia Bankshares, Inc. . .	4,614
2,629	F.N.B. Corp.	20,164
232	Farmers Capital Bank Corp. . . . . . .	3,635
665	Financial Institutions, Inc. . . . . . . . .	5,067
462	First Bancorp . . . . . . . . . . . . . . . . . .	5,530
617	First Citizens Banc Corp. . . . . . . . .	4,631
2,314	First Commonwealth Financial Corp.	20,525
289	First Community Bancshares, Inc. .	3,373
2,464	First Financial Bancorp . . . . . . . . . .	23,482
971	First M & F Corp. . . . . . . . . . . . . . .	5,943
1,027	First Merchants Corp. . . . . . . . . . . .	11,081
7,685	First State Bancorp. . . . . . . . . . . . . .	10,836
387	First United Corp. . . . . . . . . . . . . . .	3,243
5,471	Frontier Financial Corp. (b) . . . . . . .	6,018
503	German American Bancorp . . . . . . .	6,011
604	Great Southern Bancorp, Inc. (b) . .	8,462
1,088	Greene County Bancshares,
	Inc. (b) . . .	9,574
4,358	Guaranty Bancorp (a)(b) . . . . . . . . .	7,626
3,793	Hanmi Financial Corp. . . . . . . . . . .	4,931
693	Harleysville National Corp. . . . . . . .	4,200
284	Hawthorn Bancshares, Inc. . . . . . . .	3,223
425	Heartland Financial USA, Inc. . . . .	5,754
4,155	Independent Bank Corporation . . . .	9,723
4,081	Integra Bank Corp. . . . . . . . . . . . . .	7,713
4,509	Irwin Financial Corp. (a) . . . . . . . . .	8,793
1,042	Lakeland Bancorp, Inc. . . . . . . . . . .	8,367

Number of
Shares		Value
	Commercial Banks (Continued)
1,319	Macatawa Bank Corp. . . . . . . . . . . .	$4,880
463	MainSource Financial Group, Inc. .	3,723
1,618	MB Financial Corp. . . . . . . . . . . . . .	22,005
1,901	MBT Financial Corp. . . . . . . . . . . .	3,517
1,460	Mercantile Bank Corp. . . . . . . . . . .	7,840
4,504	Midwest Banc Holdings, Inc. (b) . .	4,549
1,257	Nara Bancorp, Inc. . . . . . . . . . . . . . .	3,696
239	National Bankshares, Inc. . . . . . . . .	4,510
558	NBT Bancorp, Inc. . . . . . . . . . . . . .	12,075
1,614	Newbridge Bancorp . . . . . . . . . . . . .	3,406
338	Old Point Financial Corp. . . . . . . . .	6,368
1,132	Old Second Bancorp, Inc. (b) . . . . .	7,188
816	Oriental Financial Group (b) . . . . . .	3,982
1,749	Pacific Capital Bancorp . . . . . . . . . .	11,841
395	Peoples Bancorp Inc. . . . . . . . . . . . .	5,127
500	Porter Bancorp, Inc. . . . . . . . . . . . . .	5,700
1,535	Preferred Bank Los Angeles . . . . . .	8,043
2,417	Provident Bankshares Corp. . . . . . .	17,040
747	Renasant Corp. . . . . . . . . . . . . . . . .	9,382
1,018	Royal Bancshares of Pennsylvania .	2,138
898	Sandy Spring Bancorp, Inc. . . . . . . .	10,022
1,661	Santander BanCorp (b) . . . . . . . . . .	13,089
1,239	Seacoast Banking Corp of
	Florida (b)	3,754
3,774	Security Bank Corp. . . . . . . . . . . . .	1,472
2,653	Security National Financial
	Corp. (a) . .	4,245
628	Southwest Bancorp, Inc. . . . . . . . . .	5,891
1,003	Sterling Bancorp . . . . . . . . . . . . . . .	9,930
2,450	Sun Bancorp, Inc. (a) . . . . . . . . . . . .	12,716
1,081	Taylor Capital Group, Inc. . . . . . . . .	4,810
286	TriCo Bancshares . . . . . . . . . . . . . .	4,788
4,570	UCBH Holdings, Inc. (b) . . . . . . . .	6,901
2,057	Umpqua Holdings Corp. (b) . . . . . .	18,636
540	Union Bankshares Corp. . . . . . . . . .	7,479
359	Union Bankshares, Inc. . . . . . . . . . .	6,417
1,591	United Community Banks, Inc. (b) .	6,619
392	Univest Corporation of
	Pennsylvania . . . . . . . . . . . . . . . . .	6,860
571	Washington Trust Bancorp, Inc. . . .	9,279
1,086	WesBanco, Inc. . . . . . . . . . . . . . . . .	24,793
563	West Bancorporation, Inc. (b) . . . . .	4,194
1,295	West Coast Bancorp . . . . . . . . . . . .	2,875
2,012	Western Alliance Bancorp (a)(b) . . .	9,175

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
722	Wilshire Bancorp, Inc. . . . . . . . . . . .	$3,726
1,447	Wintrust Financial Corp. . . . . . . . . .	17,798
		702,956
	Commercial Services & Supplies - 4.18%
128	AMREP Corp. (a) . . . . . . . . . . . . . .	2,010
508	Barrett Business Services, Inc. . . . .	4,887
1,672	Bowne & Co, Inc. . . . . . . . . . . . . . .	5,367
2,928	Casella Waste Systems, Inc. (a) . . . .	5,007
2,623	Cenveo, Inc. (a) . . . . . . . . . . . . . . . .	8,525
1,860	Comfort Systems USA, Inc. . . . . . .	19,288
1,181	CompX International, Inc. . . . . . . . .	6,708
4,344	COMSYS IT Partners, Inc. (a) . . . .	9,600
743	Consolidated Graphics, Inc. (a) . . . .	9,451
1,065	CPI Corp. . .	7,870
1,473	Diamond Mgt. & Technology
	Consultants, Inc. . . . . . . . . . . . . . .	3,756
726	Ennis, Inc. .	6,432
1,658	Franklin Covey Co. (a) . . . . . . . . . .	7,279
765	G&K Services, Inc. . . . . . . . . . . . . .	14,466
5,545	Hudson Highland Group, Inc. (a) . .	6,155
197	ICF International, Inc. (a) . . . . . . . .	4,525
2,457	ICT Group, Inc. (a) . . . . . . . . . . . . .	13,685
639	Jackson Hewitt Tax Service, Inc. . . .	3,336
1,720	Kforce, Inc. (a) . . . . . . . . . . . . . . . .	12,092
2,308	Knoll, Inc. .	14,148
2,336	LECG Corp. (a) . . . . . . . . . . . . . . . .	5,933
1,029	Mac-Gray Corp. (a) . . . . . . . . . . . . .	5,382
1,240	Nashua Corp. (a) . . . . . . . . . . . . . . .	1,240
1,757	Protection One, Inc. (a)(b) . . . . . . . .	5,605
3,010	RCM Technologies, Inc. (a) . . . . . .	3,100
948	Schawk, Inc. . . . . . . . . . . . . . . . . . .	5,726
620	School Specialty, Inc. (a) . . . . . . . . .	10,906
11,072	Spherion Corp. (a) . . . . . . . . . . . . . .	23,030
2,333	The Standard Register Co. . . . . . . . .	10,685
1,131	Waste Services, Inc. (a) . . . . . . . . . .	4,841
2,092	WCA Waste Corp. (a) . . . . . . . . . . .	3,452
		244,487
	Communications Equipment - 1.46%
1,330	Audiovox Corp. (a) . . . . . . . . . . . . .	4,562
398	Bel Fuse, Inc. . . . . . . . . . . . . . . . . . .	5,349
1,075	Belden, Inc.	13,448
618	Black Box Corp. . . . . . . . . . . . . . . .	14,591
1,032	Cogo Group, Inc. (a) . . . . . . . . . . . .	6,894
Number of
Shares		Value
	Communications Equipment (Continued)
736	Harris Stratex Networks, Inc. (a) . . .	$2,834
1,105	Loral Space & Communications
	Ltd. (a) . . .	23,603
845	Netgear, Inc. (a)(b) . . . . . . . . . . . . .	10,182
1,176	Symmetricom, Inc. (a) . . . . . . . . . . .	4,116
		85,579
	Computers & Peripherals - 1.18%
2,108	Avid Technology, Inc. (a) . . . . . . . .	19,267
1,028	Electronics For Imaging, Inc. (a) . . .	10,074
3,998	Hutchinson Technology, Inc. (a)(b) .	10,395
2,353	Imation Corp. . . . . . . . . . . . . . . . . . .	18,001
16,482	Quantum Corp. (a) . . . . . . . . . . . . . .	11,043
		68,780
	Construction & Engineering - 0.73%
3,338	Dycom Industries, Inc. (a) . . . . . . . .	19,327
739	Insituform Technologies, Inc. (a) . .	11,558
447	Michael Baker Corp. (a) . . . . . . . . .	11,622
		42,507
	Construction Materials - 0.43%
755	Eagle Materials, Inc. (b) . . . . . . . . .	18,309
3,453	U.S. Concrete, Inc. (a) . . . . . . . . . . .	6,906
		25,215
	Consumer Finance - 0.42%
7,238	Advance America, Cash Advance
	Centers, Inc. . . . . . . . . . . . . . . . . . .	12,232
10,680	Advanta Corp. . . . . . . . . . . . . . . . . .	7,049
615	Nelnet, Inc. (a) . . . . . . . . . . . . . . . . .	5,437
		24,718
	Containers & Packaging - 1.13%
679	AEP Industries, Inc. (a) . . . . . . . . . .	10,368
2,580	Bway Holding Company (a) . . . . . .	20,356
23,807	Caraustar Industries, Inc. (a) . . . . . .	3,333
2,061	Myers Industries, Inc. . . . . . . . . . . .	12,655
725	Rock-Tenn Co. . . . . . . . . . . . . . . . . .	19,611
		66,323
	Distributors - 0.23%
1,370	Prestige Brands Holdings, Inc. (a) . .	7,096
35,836	Source Interlink Companies,
	Inc. (a)(b) .	6,630
		13,726

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Consumer Services - 0.46%
1,624	Carriage Services, Inc. (a) . . . . . . . .	$2,484
3,125	Chinacast Education Corp. (a) . . . . .	10,625
4,278	Stewart Enterprises, Inc. . . . . . . . . .	13,861
		26,970
	Diversified Financial Services - 0.50%
1,110	Asset Acceptance Capital
	Corp. (a)(b) . . . . . . . . . . . . . . . . . .	5,894
926	Compass Diversified Holdings . . . .	8,260
11,682	The First Marblehead Corp. (a) . . . .	15,070
		29,224
	Diversified Telecommunication Services - 1.26%
2,087	Alaska Communications Systems
	Group, Inc. (b) . . . . . . . . . . . . . . . .	13,983
2,777	Arbinet-thexchange, Inc. (a) . . . . . .	4,415
870	Consolidated Communications
	Holdings, Inc. . . . . . . . . . . . . . . . .	8,926
940	D&E Communications, Inc. . . . . . .	5,048
1,825	Fairpoint Communications, Inc. (b)	1,423
1,699	General Communication (a) . . . . . .	11,349
9,472	IDT Corp. (a) . . . . . . . . . . . . . . . . . .	10,988
1,072	Iowa Telecommunications
	Services, Inc. . . . . . . . . . . . . . . . . .	12,285
672	SureWest Communications . . . . . . .	5,242
		73,659
	Electric Utilities - 2.42%
333	Central Vermont Public
	Service Corp. . . . . . . . . . . . . . . . . .	5,761
441	CH Energy Group, Inc. . . . . . . . . . .	20,683
3,295	El Paso Electric Co. (a) . . . . . . . . . .	46,426
1,059	The Empire District Electric Co. . . .	15,292
340	MGE Energy, Inc. . . . . . . . . . . . . . .	10,666
1,472	UIL Holdings Corp. . . . . . . . . . . . . .	32,855
472	Unitil Corp.	9,478
		141,161
	Electrical Equipment - 0.37%
1,607	Coleman Cable, Inc. (a) . . . . . . . . . .	3,423
572	Encore Wire Corp. (b) . . . . . . . . . . .	12,258
1,139	LSI Industries, Inc. . . . . . . . . . . . . .	5,889
		21,570

Number of
Shares		Value
	Electronic Equipment & Instruments - 2.26%
1,150	Agilysys, Inc. . . . . . . . . . . . . . . . . . .	$4,945
1,177	Coherent, Inc. (a) . . . . . . . . . . . . . . .	20,303
1,032	CPI International, Inc. (a) . . . . . . . .	9,701
2,451	CTS Corp. .	8,848
3,991	Gerber Scientific, Inc. (a) . . . . . . . .	9,538
810	GTSI Corp. (a) . . . . . . . . . . . . . . . . .	3,127
1,591	LoJack Corp. (a) . . . . . . . . . . . . . . .	7,207
12,520	Merix Corp. (a) . . . . . . . . . . . . . . . .	3,506
2,914	Methode Electronics, Inc. . . . . . . . .	10,432
4,796	Nu Horizons Electronics Corp. (a) .	9,592
968	Park Electrochemical Corp. . . . . . . .	16,727
7,452	Smart Modular Technologies,
	Inc. (a) . . .	10,284
586	Spectrum Control, Inc. (a) . . . . . . . .	4,120
1,237	Tessco Technologies, Inc. (a) . . . . .	9,599
846	Zygo Corp. (a) . . . . . . . . . . . . . . . . .	3,883
		131,812
	Energy Equipment & Services - 0.13%
1,032	Bronco Drilling Co, Inc. (a) . . . . . .	5,428
967	Trico Marine Service, Inc. (a)(b) . . .	2,031
		7,459
	Food & Staples Retailing - 0.99%
729	Andersons, Inc. . . . . . . . . . . . . . . . .	10,308
1,050	Spartan Stores, Inc. (b) . . . . . . . . . .	16,180
807	Susser Holdings Corp. (a) . . . . . . . .	10,846
794	United Natural Foods, Inc. (a) . . . . .	15,062
174	Village Super Market, Inc. . . . . . . . .	5,424
		57,820
	Food Products - 1.47%
939	B&G Foods, Inc. . . . . . . . . . . . . . . .	4,883
330	Diamond Foods, Inc. . . . . . . . . . . . .	9,217
1,563	Imperial Sugar Co. . . . . . . . . . . . . .	11,238
400	Lancaster Colony Corp. . . . . . . . . . .	16,592
886	Lance, Inc. .	18,446
4,280	Reddy Ice Holdings, Inc. . . . . . . . . .	6,292
220	Sanderson Farms, Inc. . . . . . . . . . . .	8,261
261	TreeHouse Foods, Inc. (a) . . . . . . . .	7,514
623	Zapata Corp. (a) . . . . . . . . . . . . . . . .	3,557
		86,000

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Health Care Equipment & Supplies - 0.86%
7,825	Candela Corp. (a) . . . . . . . . . . . . . .	$3,286
590	The Cooper Companies, Inc. . . . . . .	15,600
2,294	HealthTronics, Inc. (a) . . . . . . . . . . .	3,120
985	Invacare Corp. . . . . . . . . . . . . . . . . .	15,790
1,150	National Dentex Corp. (a) . . . . . . . .	4,473
437	Orthofix International NV (a) . . . . .	8,093
		50,362
	Health Care Providers & Services - 2.50%
1,211	Alliance Healthcare Services,
	Inc. (a) . . .	8,235
708	America Service Group, Inc. (a) . . .	9,204
7,651	BioScrip, Inc. (a) . . . . . . . . . . . . . . .	17,903
2,393	Cross Country Healthcare, Inc. (a) .	15,674
439	The Ensign Group, Inc. . . . . . . . . . .	6,787
6,359	Five Star Quality Care, Inc. (a) . . . .	6,614
741	Hanger Orthopedic Group, Inc. (a) .	9,818
1,471	HealthSpring, Inc. (a) . . . . . . . . . . .	12,312
1,371	LCA-Vision, Inc. (b) . . . . . . . . . . . .	3,990
1,719	MedCath Corp. (a) . . . . . . . . . . . . . .	12,497
726	Odyssey HealthCare, Inc. (a) . . . . . .	7,042
1,224	PDI, Inc. (a)	3,721
680	RehabCare Group, Inc. (a) . . . . . . .	11,859
544	Res-Care, Inc. (a) . . . . . . . . . . . . . . .	7,921
3,428	Rural/Metro Corp. (a) . . . . . . . . . . .	2,948
1,173	Skilled Healthcare Group, Inc. (a) . .	9,630
		146,155
	Hotels, Restaurants & Leisure - 6.50%
4,091	AFC Enterprises (a) . . . . . . . . . . . . .	18,450
991	Ameristar Casinos, Inc. . . . . . . . . . .	12,467
4,280	Bluegreen Corp. (a) . . . . . . . . . . . . .	7,447
1,057	Bob Evans Farms, Inc. . . . . . . . . . . .	23,698
926	California Pizza Kitchen, Inc. (a) . .	12,112
6,675	Callaway Golf Co. . . . . . . . . . . . . . .	47,927
572	CEC Entertainment, Inc. (a) . . . . . .	14,803
198	Churchill Downs, Inc. . . . . . . . . . . .	5,952
2,334	CKE Restaurants, Inc. . . . . . . . . . . .	19,606
11,189	Denny’s Corp. (a) . . . . . . . . . . . . . .	18,686
633	DineEquity, Inc. . . . . . . . . . . . . . . . .	7,507
257	Frisch’s Restaurants, Inc. . . . . . . . . .	5,204
8,716	Interstate Hotels & Resorts, Inc. (a)	3,486
2,525	Isle of Capri Casinos, Inc. (a) . . . . .	13,357
878	Landry’s Restaurants, Inc. . . . . . . . .	4,583

Number of
Shares		Value
	Hotels, Restaurants & Leisure (Continued)
1,950	Lodgian, Inc. (a) . . . . . . . . . . . . . . .	$4,095
2,466	Luby’s, Inc. (a) . . . . . . . . . . . . . . . .	12,108
351	Marcus Corp. . . . . . . . . . . . . . . . . . .	2,984
1,348	McCormick & Schmick’s Seafood
	Restaurants, Inc. (a) . . . . . . . . . . . .	5,284
1,831	Morton’s Restaurant Group, Inc. (a)	4,889
4,516	O’Charleys, Inc. . . . . . . . . . . . . . . . .	13,593
1,612	Pinnacle Entertainment, Inc. (a) . . .	11,349
2,160	RC2 Corp. (a) . . . . . . . . . . . . . . . . .	11,383
2,491	Red Lion Hotels Corp. (a) . . . . . . . .	7,299
725	Red Robin Gourmet Burgers,
	Inc. (a) . . .	12,782
10,597	Ruby Tuesday, Inc. (a) . . . . . . . . . . .	30,943
1,552	Speedway Motorsports, Inc. . . . . . .	18,345
1,995	The Steak n Shake Co. (a)(b) . . . . .	15,102
3,797	Town Sports International
	Holdings, Inc. (a)(b) . . . . . . . . . . .	11,353
35,901	Trump Entertainment Resorts,
	Inc. (a)(b) .	2,872
		379,666
	Household Durables - 2.98%
480	Avatar Holdings, Inc. (a) . . . . . . . . .	7,190
797	Blyth, Inc. .	20,826
18,444	Champion Enterprises, Inc. (a) . . . .	8,853
623	CSS Industries, Inc. . . . . . . . . . . . . .	10,591
3,409	Dixie Group, Inc. (a) . . . . . . . . . . . .	3,750
638	Helen of Troy Ltd. (a) . . . . . . . . . . .	8,772
9,315	La-Z-Boy, Inc. . . . . . . . . . . . . . . . . .	11,644
4,752	Libbey, Inc.	4,372
2,255	M/I Homes, Inc. . . . . . . . . . . . . . . . .	15,762
122	National Presto Industries, Inc. . . . .	7,443
4,463	Orleans Homebuilders, Inc. (b) . . . .	10,667
1,398	Palm Harbor Homes, Inc. (a) . . . . . .	3,118
2,076	Russ Berrie & Company, Inc. (a) . .	2,740
7,520	Sealy Corp. (a) . . . . . . . . . . . . . . . . .	11,205
564	Skyline Corp. . . . . . . . . . . . . . . . . . .	10,722
1,845	Stanley Furniture Co, Inc. . . . . . . . .	13,874
3,070	Tempur-Pedic International, Inc. . . .	22,411
		173,940
	Household Products - 0.37%
2,153	Central Garden & Pet Co. (a) . . . . .	16,191
383	Oil-Dri Corporation of America . . .	5,649
		21,840

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Industrial Conglomerates - 0.40%
1,182	Standex International Corp. . . . . . . .	$ 10,875
758	Tredegar Corp. . . . . . . . . . . . . . . . . .	12,378
		23,253
	Insurance - 3.77%
2,352	Affirmative Insurance Holdings, Inc.	7,479
3,196	American Equity Investment Life
	Holding Co. . . . . . . . . . . . . . . . . . .	13,295
946	Baldwin & Lyons, Inc. . . . . . . . . . .	17,898
973	Crawford & Co. (a) . . . . . . . . . . . . .	6,539
909	Donegal Group, Inc. (b) . . . . . . . . . .	13,971
702	EMC Insurance Group, Inc. . . . . . .	14,791
4,352	First Acceptance Corp. (a) . . . . . . . .	10,532
584	First Mercury Financial Corp. (a) . .	8,433
1,137	Flagstone Reinsurance Holdings Ltd.	8,857
205	FPIC Insurance Group, Inc. (a) . . . .	7,591
977	Hallmark Financial Services,
	Inc. (a) . . .	6,771
2,789	Horace Mann Educators Corp. . . . .	23,344
1,927	Independence Holding Co. (b) . . . .	9,654
1,845	Meadowbrook Insurance
	Group, Inc.	11,255
505	NYMAGIC, Inc. (b) . . . . . . . . . . . .	6,161
3,115	PMA Capital Corp. (a) . . . . . . . . . .	12,990
2,075	Presidential Life Corp. . . . . . . . . . .	16,164
896	Seabright Insurance Holdings,
	Inc. (a) . . .	9,372
3,789	United America Indemnity,
	Ltd. (a) . . .	15,232
		220,329
	Internet & Catalog Retail - 0.93%
2,846	1-800-FLOWERS.COM, Inc. (a) . .	5,891
1,471	Alloy, Inc. (a) . . . . . . . . . . . . . . . . . .	6,178
5,139	Orbitz Worldwide, Inc. (a) . . . . . . . .	6,629
2,664	PC Mall, Inc. (a) . . . . . . . . . . . . . . .	12,095
33,844	ValueVision Media, Inc. (a) . . . . . . .	23,353
		54,146
	Internet Software & Services - 0.46%
5,024	iBasis, Inc. (a) . . . . . . . . . . . . . . . . .	3,366
1,102	InfoSpace, Inc. (a) . . . . . . . . . . . . . .	5,730
3,963	United Online, Inc. . . . . . . . . . . . . .	17,675
		26,771

Number of
Shares		Value
	IT Services - 3.11%
1,952	Acxiom Corp. . . . . . . . . . . . . . . . . .	$14,445
7,756	Analysts International Corp. (a) . . .	3,490
3,164	CIBER, Inc. (a) . . . . . . . . . . . . . . . .	8,638
3,004	Computer Task Group, Inc. (a) . . . .	10,364
1,952	Gevity HR, Inc. . . . . . . . . . . . . . . . .	7,710
2,182	infoGROUP, Inc. (a) . . . . . . . . . . . .	9,077
5,777	Lionbridge Technologies (a) . . . . . .	5,661
7,645	ModusLink Global Solutions,
	Inc. (a) . . .	19,801
2,521	Ness Technologies, Inc. (a) . . . . . . .	7,437
720	StarTek, Inc. (a) . . . . . . . . . . . . . . . .	2,232
5,087	Wright Express Corp. (a) . . . . . . . . .	92,685
		181,540
	Leisure Equipment & Products - 0.75%
1,095	Arctic Cat, Inc. . . . . . . . . . . . . . . . .	4,194
1,421	Jakks Pacific, Inc. (a) . . . . . . . . . . . .	17,549
4,667	MarineMax, Inc. (a) . . . . . . . . . . . . .	9,147
2,236	Nautilus Group, Inc. (a) . . . . . . . . . .	1,409
564	Steinway Musical Instruments (a) . .	6,751
396	Sturm, Ruger & Company, Inc. (a) .	4,883
		43,933
	Machinery - 3.04%
367	Alamo Group, Inc. . . . . . . . . . . . . . .	3,912
1,694	Albany International Corp. . . . . . . .	15,331
317	Cascade Corp. . . . . . . . . . . . . . . . . .	5,589
965	Columbus McKinnon
	Corporation (a) . . . . . . . . . . . . . . .	8,415
6,119	Commercial Vehicle Group, Inc. (a)	3,365
1,008	EnPro Industries, Inc. (a) . . . . . . . . .	17,237
2,381	Federal Signal Corp. . . . . . . . . . . . .	12,548
582	Freightcar America, Inc. . . . . . . . . .	10,202
1,411	The Greenbrier Companies, Inc. . . .	5,164
1,023	Hardinge, Inc. . . . . . . . . . . . . . . . . .	2,854
722	Kadant, Inc. (a) . . . . . . . . . . . . . . . .	8,317
1,110	Lydall, Inc. (a) . . . . . . . . . . . . . . . . .	3,297
1,263	Miller Industries, Inc. (a) . . . . . . . . .	8,210
3,749	Tecumseh Products Co. (a) . . . . . . .	16,945
933	Tennant Co.	8,742
1,297	Thermadyne Holdings Corp. (a) . . .	2,750
17,269	Trimas Corp. (a) . . . . . . . . . . . . . . .	30,221
4,207	Wabash National Corp. . . . . . . . . . .	5,175
14,033	Xerium Technologies, Inc. (a) . . . . .	9,402
		177,676

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Marine - 0.27%
2,608	American Commercial Lines,
	Inc. (a)(b) .	$8,267
2,484	Horizon Lines, Inc. . . . . . . . . . . . . .	7,527
		15,794
	Media - 4.67%
4,536	A. H. Belo Corp. . . . . . . . . . . . . . . .	4,445
1,332	Beasley Broadcasting Group, Inc. . .	2,810
3,715	Carmike Cinemas, Inc. . . . . . . . . . .	9,622
280	Courier Corp. . . . . . . . . . . . . . . . . . .	4,248
3,872	Cumulus Media, Inc. (a) . . . . . . . . .	3,911
26,484	Emmis Communications Corp. (a) .	10,329
7,929	Entercom Communications Corp. . .	8,722
10,483	Entravision Communications
	Corp. (a) . .	2,726
72,580	Gray Television, Inc. (b) . . . . . . . . .	23,226
19,534	Harris Interactive, Inc. (a) . . . . . . . .	4,883
2,979	Harte-Hanks, Inc. . . . . . . . . . . . . . .	15,938
8,938	Journal Communications, Inc. . . . . .	6,703
9,060	LIN TV Corp. (a) . . . . . . . . . . . . . . .	10,147
8,981	Media General, Inc. (b) . . . . . . . . . .	17,243
5,471	Mediacom Communications
	Corp. (a) . .	22,048
18,852	Navarre Corp. (a) . . . . . . . . . . . . . . .	8,483
7,859	Playboy Enterprises, Inc. (a) . . . . . .	15,482
18,168	PRIMEDIA Inc. . . . . . . . . . . . . . . . .	44,875
26,842	Radio One, Inc. (a) . . . . . . . . . . . . .	12,079
2,373	RCN Corp. (a) . . . . . . . . . . . . . . . . .	8,780
818	Saga Communications, Inc. (a) . . . .	3,076
8,762	Salem Communications Corp. (a) . .	4,907
7,191	Sinclair Broadcast Group, Inc. . . . .	7,407
69,677	Spanish Broadcasting System (a) . .	10,452
6,741	Valassis Communications, Inc. (a) .	10,583
		273,125
	Metals & Mining - 1.09%
919	AM Castle & Co. . . . . . . . . . . . . . . .	8,198
871	Brush Engineered Materials, Inc. (a)	12,081
14,931	Coeur d’Alene Mines Corp. (a) . . . .	14,035
1,210	Gibraltar Industries, Inc. . . . . . . . . .	5,711
1,928	Horsehead Holding Corp. (a) . . . . .	10,604
416	Kaiser Aluminum Corp. . . . . . . . . .	9,618
2,635	NN, Inc. . . .	3,320
		63,567

Number of
Shares		Value
	Multiline Retail - 1.15%
923	99 Cents Only Stores (a) . . . . . . . . .	$8,528
10,987	The Bon-Ton Stores, Inc. (b) . . . . . .	19,227
1,173	Conn’s, Inc. (a)(b) . . . . . . . . . . . . . .	16,469
1,202	Fred’s, Inc. .	13,559
7,426	Tuesday Morning Corp. (a) . . . . . . .	9,431
		67,214
	Oil & Gas - 1.04%
1,402	Adams Resources & Energy, Inc. . .	19,642
15,271	Aventine Renewable Energy (a) . . .	1,298
2,399	Callon Petroleum Co. (a) . . . . . . . . .	2,615
221	Chesapeake Utilities Corp. . . . . . . .	6,736
15,370	Edge Petroleum Corp. (a) . . . . . . . .	2,986
6,048	Energy Partners Ltd. (a) . . . . . . . . .	544
13,242	Energy XXI (Bermuda) Ltd. . . . . . .	4,966
1,481	Harvest Natural Resources, Inc. (a) .	5,021
969	Knightsbridge Tankers Ltd. . . . . . . .	14,099
14,840	Meridian Resource Corp. (a) . . . . . .	3,116
		61,023
	Paper & Forest Products - 0.64%
3,269	Buckeye Technologies, Inc. (a) . . . .	6,963
2,897	Mercer International, Inc. (a) . . . . .	1,912
1,025	Neenah Paper, Inc. . . . . . . . . . . . . . .	3,721
716	Schweitzer-Mauduit
	International, Inc. . . . . . . . . . . . . .	13,217
2,243	Wausau Paper Corp. . . . . . . . . . . . .	11,798
		37,611
	Personal Products - 0.44%
1,421	Elizabeth Arden, Inc. (a) . . . . . . . . .	8,285
2,776	Mannatech, Inc. (b) . . . . . . . . . . . . .	9,244
1,780	Schiff Nutrition International,
	Inc. (a) . . .	8,010
		25,539
	Pharmaceuticals - 0.16%
971	Par Pharmaceutical Cos., Inc. (a) . .	9,195
	Real Estate - 0.38%
1,225	Hilltop Holdings, Inc. (a) . . . . . . . .	13,965
312	United Capital Corp. (a) . . . . . . . . .	5,382
1,369	U-Store-It Trust . . . . . . . . . . . . . . . .	2,765
		22,112
	Road & Rail - 1.11%
571	Celadon Group, Inc. (a) . . . . . . . . . .	3,169
2,070	Covenant Transport, Inc. (a) . . . . . .	4,057

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Road & Rail (Continued)
924	Marten Transport Ltd. (a) . . . . . . . .	$17,260
2,484	PAM Transportation Services (a) . .	13,637
2,326	Quality Distribution, Inc. (a) . . . . . .	4,606
1,364	Saia, Inc. (a)	16,300
473	USA Truck, Inc. (a) . . . . . . . . . . . . .	6,116
		65,145
	Semiconductor & Semiconductor
	Equipment - 1.74%
3,975	Brooks Automation, Inc. (a) . . . . . .	18,325
11,106	Entegris, Inc. (a) . . . . . . . . . . . . . . .	9,551
6,888	Mattson Technology, Inc. (a) . . . . . .	5,793
2,243	Omnivision Technologies, Inc. (a) .	15,073
5,410	Photronics, Inc. (a)(b) . . . . . . . . . . .	5,193
7,514	RF Micro Devices, Inc. (a) . . . . . . .	9,994
5,511	Silicon Storage Technology,
	Inc. (a) . . .	9,093
3,149	SiRF Technology Holdings,
	Inc. (a) . . .	7,243
3,443	Ultra Clean Holdings, Inc. (a) . . . . .	3,684
1,821	White Electronic Designs Corp. (a)	7,302
1,154	Zoran Corp. (a) . . . . . . . . . . . . . . . .	10,155
		101,406
	Software - 0.41%
1,255	American Software, Inc. . . . . . . . . .	6,614
1,228	Fair Isaac Corp. . . . . . . . . . . . . . . . .	17,278
		23,892
	Specialty Retail - 6.30%
7,687	AC Moore Arts & Crafts, Inc. (a) . .	14,528
2,124	Big 5 Sporting Goods Corp. . . . . . .	12,468
2,339	Books-A-Million, Inc. . . . . . . . . . . .	10,759
2,695	Build-A-Bear Workshop, Inc. (a) . .	16,359
2,690	Cache, Inc. (a) . . . . . . . . . . . . . . . . .	7,747
10,060	Casual Male Retail Group, Inc. (a) .	4,929
1,312	Charlotte Russe Holding, Inc. (a) . .	10,693
2,897	Christopher & Banks Corp. . . . . . . .	11,849
9,621	Cost Plus, Inc. (a)(b) . . . . . . . . . . . .	9,140
2,525	Destination Maternity Corp. (a) . . .	15,933
15,063	Eddie Bauer Holdings, Inc. (a)(b) . .	6,477
943	Genesco, Inc. (a) . . . . . . . . . . . . . . .	17,757
8,020	Hastings Entertainment, Inc. (a) . . .	20,210
1,318	Haverty Furniture Cos., Inc. . . . . . .	13,879

Number of
Shares		Value
	Specialty Retail (Continued)
1,194	hhgregg, Inc. (a) . . . . . . . . . . . . . . .	$16,895
1,033	Hot Topic, Inc. (a) . . . . . . . . . . . . . .	11,559
6,078	Lithia Motors, Inc. . . . . . . . . . . . . . .	13,675
6,143	New York & Co, Inc. (a) . . . . . . . . .	21,808
844	Perfumania Holdings, Inc. (a) . . . . .	1,756
28,291	Pier 1 Imports, Inc. (a) . . . . . . . . . . .	15,843
1,350	Rex Stores Corp. (a) . . . . . . . . . . . .	14,472
40,479	Select Comfort Corp. (a) . . . . . . . . .	29,145
1,758	Shoe Carnival, Inc. (a) . . . . . . . . . . .	18,195
12,050	Sport Chalet, Inc. (a) . . . . . . . . . . . .	2,290
2,240	Stage Stores, Inc. . . . . . . . . . . . . . . .	22,579
1,291	Syms Corp. (a) . . . . . . . . . . . . . . . . .	7,901
4,157	Trans World Entertainment (a) . . . .	2,536
3,175	West Marine, Inc. (a) . . . . . . . . . . . .	16,986
		368,368
	Textiles, Apparel & Luxury Goods - 1.18%
831	G-III Apparel Group, Ltd. (a) . . . . .	4,587
2,690	Heelys, Inc. (a) . . . . . . . . . . . . . . . .	4,600
1,429	Kenneth Cole Productions, Inc. . . . .	9,131
1,564	K-Swiss, Inc. . . . . . . . . . . . . . . . . . .	13,357
1,817	Movado Group, Inc. . . . . . . . . . . . . .	13,700
810	Oxford Industries, Inc. . . . . . . . . . . .	4,998
2,611	Perry Ellis International, Inc. (a) . . .	9,034
387	Steven Madden Ltd. (a) . . . . . . . . . .	7,268
3,586	Unifi, Inc. (a) . . . . . . . . . . . . . . . . . .	2,295
		68,970
	Thrifts & Mortgage Finance - 2.76%
4,257	Anchor BanCorp Wisconsin, Inc. . .	5,747
1,489	Bank Mutual Corp. . . . . . . . . . . . . .	13,490
1,938	BankAtlantic Bancorp, Inc. (b) . . . .	3,895
16,115	BankUnited Financial Corp. (b) . . .	3,707
175	Berkshire Hills Bancorp, Inc. . . . . .	4,011
1,790	Brookline Bancorp, Inc. . . . . . . . . .	17,005
2,265	City Bank (b) . . . . . . . . . . . . . . . . . .	7,475
1,428	Doral Financial Corp. (a) . . . . . . . . .	2,570
1,380	First Busey Corp. . . . . . . . . . . . . . . .	10,709
906	First Defiance Financial Corp. . . . .	5,472
391	First Financial Holdings, Inc. . . . . .	2,991
636	First Financial Northwest, Inc. . . . .	5,304
3,030	First Place Financial Corp. . . . . . . .	10,181
2,880	FirstFed Financial Corp. (a)(b) . . . .	1,037
286	NASB Financial, Inc. . . . . . . . . . . .	7,124
511	OceanFirst Financial Corp. . . . . . . .	5,223

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance (Continued)
851	Ocwen Financial Corp. (a) . . . . . . .	$9,727
4,556	Sterling Financial Corp. (b) . . . . . . .	9,431
2,066	TierOne Corp. . . . . . . . . . . . . . . . . .	4,421
3,534	TrustCo Bank Corp. . . . . . . . . . . . . .	21,275
6,496	United Community Financial Corp.	7,860
109	WSFS Financial Corp. . . . . . . . . . . .	2,437
		161,092
	Tobacco - 0.21%
3,131	Alliance One International, Inc. (a) .	12,023
	Trading Companies & Distributors - 1.02%
1,130	Aceto Corp.	6,735
1,249	Beacon Roofing Supply, Inc. (a) . . .	16,724
1,776	H&E Equipment Services, Inc. (a) .	11,633
881	Interline Brands, Inc. (a) . . . . . . . . .	7,427
421	Lawson Products . . . . . . . . . . . . . . .	5,123
1,666	TAL International Group, Inc. . . . . .	12,195
		59,837
	Water Utilities - 0.27%
500	Middlesex Water Co. . . . . . . . . . . . .	7,200
1,957	Southwest Water Co. . . . . . . . . . . . .	8,415
		15,615
	Total Common Stocks
	(Cost $8,072,307) . . . . . . . . . . . . .	5,349,511
	MANAGEMENT INVESTMENT
	COMPANIES - 0.28%
	Capital Markets - 0.28%
1,308	Ares Capital Corp. . . . . . . . . . . . . . .	6,331
1,474	Blackrock Kelso Capital Corp. . . . .	6,176
48	Capital Southwest Corp. (b) . . . . . .	3,667
		16,174
	Total Management Investment
	Companies (Cost $31,851) . . . . .	16,174
	RIGHTS - 0.00%
	Commercial Banks - 0.00%
503	German American Bancorp Inc. (c)	0
	Insurance - 0.00%
3,789	United Americal Indemnity Ltd. (c)	0
	Total Rights (Cost $6,277) . . . . . . .	0

Number of
Shares		Value
	REAL ESTATE INVESTMENT
	TRUSTS - 2.70%
	Real Estate Investment Trusts - 2.70%
532	Agree Realty Corp. . . . . . . . . . . . . .	$8,347
4,322	Anthracite Capital, Inc. . . . . . . . . . .	1,469
1,325	Anworth Mortgage Asset Corp. . . . .	8,122
1,716	Arbor Realty Trust, Inc. (b) . . . . . . .	1,236
7,082	Ashford Hospitality Trust, Inc. . . . .	10,906
1,520	BRT Realty Trust . . . . . . . . . . . . . . .	5,396
1,418	Capital Trust, Inc. . . . . . . . . . . . . . .	1,560
3,218	Diamondrock Hospitality Co. . . . . .	12,904
4,918	FelCor Lodging Trust, Inc. . . . . . . .	6,688
716	First Potomac Realty Trust . . . . . . .	5,263
466	Getty Realty Corp. . . . . . . . . . . . . . .	8,551
3,477	Glimcher Realty Trust . . . . . . . . . . .	4,868
3,862	Gramercy Capital Corp. . . . . . . . . . .	3,746
571	Investors Real Estate Trust . . . . . . .	5,630
1,552	LaSalle Hotel Properties . . . . . . . . .	9,064
2,416	Maguire Properties, Inc. (a) . . . . . . .	1,740
869	Mission West Properties . . . . . . . . .	5,562
335	Parkway Properties, Inc. . . . . . . . . .	3,450
1,041	PMC Commercial Trust (b) . . . . . . .	5,778
982	Ramco-Gershenson Properties Trust	6,334
875	Sovran Self Storage, Inc. . . . . . . . . .	17,570
6,751	Strategic Hotels & Resorts, Inc. . . .	4,658
633	Sun Communities, Inc. . . . . . . . . . .	7,488
2,189	Sunstone Hotel Investors, Inc. . . . . .	5,757
417	Urstadt Biddle Properties, Inc. . . . .	5,596
		157,683
	Total Real Estate Investment Trusts
	(Cost $320,930) . . . . . . . . . . . . . . .	157,683
	SHORT TERM INVESTMENTS - 4.20%
	Money Market Fund - 4.20%
245,586	Federated Prime Obligations Fund .	245,586
	Total Short Term Investments
	(Cost $245,586) . . . . . . . . . . . . . . .	245,586

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009

Number of
Shares		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 8.11%
	Money Market Fund - 8.11%
473,981	Mount Vernon Prime Portfolio	$473,981
	Total Money Market Funds
	(Cost $473,981) . . . . . . . . . . . . . . .	473,981
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $473,981) . . . . . . . . . . . . . . .	473,981
	Total Investments
	(Cost $9,150,932) - 106.83%	6,242,935
	Liabilities in Excess of
	Other Assets - (6.83)% . . . . . . . .	(398,977)
	TOTAL NET
	ASSETS - 100.00% . . . . . . . . . . .	$5,843,958

Percentages are stated as a percent of net assets.
(a) Non-income producing.
(b) All or a portion of this security is on loan.
(c) As of March 31, 2009, the Adviser has fair valued this security.
The value of these securities were $0, which represent 0.00% of total net assets.

See notes to financial statements.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund SCHEDULE OF OPEN FUTURES CONTRACTS

March 31, 2009

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation
Russell 2000 Index Mini Futures	7	$290,360	Jun-09	$9,713

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2009
Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
Investments, at value (cost $288,684,384,
$264,395,869, $63,460,911 and
$75,653,552, respectively)[1]	$244,435,131	$209,530,753	$59,260,154	$53,422,675
Cash .	4,247	545,534	—	—
Income receivable . . . . . . . . .	262,030	389,893	28,797	42,768
Receivable for investment securities sold . . . . . . . . . .	585,603	663,998	1,003,631	169,365
Receivable for fund shares sold . . . . . . . . . . . . . . . . . .	194,605	212,263	50,687	57,825
Receivable from securities lending agent (See Note 6) .	5,334,860	—	3,468,429	2,452,785
Other assets . . . . . . . . . . . . . .	14,298	17,068	39,527	20,471
Total Assets . . . . . . . . . . . .	250,830,774	211,359,509	63,851,225	56,165,889
LIABILITIES:
Payable for collateral on securities loaned . . . . . . . . .	46,143,338	28,983,482	16,172,514	10,750,409
Payable to securities lending agent (See Note 6) . . . .	—	1,517,407	—	—
Payable for investment securities purchased . . . . . . . .	460,933	—	889,942	51,077
Payable for fund shares redeemed . . . . . . . . . . . . . . . .	465,533	381,680	90,182	88,852
Payable to Investment Advisor . . . . . . . . . . . . . . . . . .	144,518	140,401	36,022	35,614
Payable to Custodian . . . . . . .	9,969	8,593	6,132	3,873
Other accrued expenses . . . . .	127,264	146,582	58,877	56,410
Total Liabilities . . . . . . . . .	47,351,555	31,178,145	17,253,669	10,986,235
NET ASSETS . . . . . . . . . . . . . .	$203,479,219	$180,181,364	$46,597,556	$45,179,654

NET ASSETS CONSIST OF:
Capital stock . . . . . . . . . . . . .	366,682,170	443,241,033	86,619,309	100,861,844
Unrealized depreciation on investments . . . . . . . . . . .	(44,249,253)	(54,865,116)	(4,200,757)	(22,230,877)
Accumulated undistributed net investment
income . . . . . . . . . . . . . . . .	5,185	1,019,418	46,395	124,833
Accumulated undistributed net realized (loss) . . . . . .	(118,958,883)	(209,213,971)	(35,867,391)	(33,576,146)
Total Net Assets . . . . . . . . .	$203,479,219	$180,181,364	$46,597,556	$45,179,654

Shares outstanding (unlimited shares of no par
value authorized) . . . . . . . .	35,879,073	37,115,279	9,509,134	7,933,952
Net asset value, offering and redemption price
per share . . . . . . . . . . . . . . .	$5.67	$4.85	$4.90	$5.69

1	Includes loaned securities with a value of: . . . . . . . . .	$44,718,874	$28,198,085	$15,624,996	$10,393,791

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
March 31, 2009
International	Real Estate	Tax-Exempt	Core Plus
Equity	Securities	Fixed Income	Fixed Income
Fund	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $271,874,804, $68,722,114,
$196,807,945 and $649,701,221, respectively)[1] . . .	$224,174,932	$57,213,819	$190,290,100	$547,058,690
Repurchase Agreements (cost $0, $0, $0 and
$5,100,000, respectively) . .	—	—	—	5,100,000
Appreciation of forward foreign currency contracts . .	—	—	—	6,230
Variation margin on futures contracts . . . . . . . . . . . . .	—	—	—	222,844
Foreign currencies (cost $383,286, $0, $0 and
$0, respectively) . . . . . . . . .	381,227	—	—	—
Foreign currencies due from brokers for futures
(cost $0, $0, $0 and $1,383,390, respectively) . . . .	—	—	—	1,186,321
Cash .	—	2,375	—	96,948
Income receivable . . . . . . . . .	1,620,527	355,991	2,595,802	5,017,691
Receivable for dividend reclaims . . . . . . . . . . . . . . . .	523,659	—	—	—
Receivable for investment securities and foreign
currencies sold . . . . . . . . . .	323,531	—	2,337,210	65,522,942
Receivable for fund shares sold . . . . . . . . . . . . . . . . . .	241,043	83,365	202,160	593,078
Deposits with brokers for futures and options . . . . . . .	—	—	—	880,312
Receivable from securities lending agent (See Note 6)	—	5,523,767	—	—
Other assets . . . . . . . . . . . . . .	10,573	22,062	13,031	35,057
Total Assets . . . . . . . . . . . .	227,275,492	63,201,379	195,438,303	625,720,113
LIABILITIES:
Options written at value (Premium received $0,
$0, $0 and $182,450, respectively) . . . . . . . . . . . . .	—	—	—	89,234
Forward sale commitments (cost $0, $0, $0 and
$22,460,391, respectively) .	—	—	—	22,612,340
Depreciation of forward foreign currency contracts . .	—	—	—	67,205
Foreign currencies deliverable	161,524	—	—	89,335
Payable for collateral on securities loaned . . . . . . . . .	—	16,792,890	—	5,485,106
Payable to securities lending agent (See Note 6) . . . .	2,456,643	—	—	12,805,791
Payable for investment securities purchased . . . . . . . .	325,657	—	1,045,001	78,444,618
Payable for fund shares redeemed . . . . . . . . . . . . . . . .	556,115	102,574	527,044	879,192
Payable to Investment Advisor . . . . . . . . . . . . . . . . . .	175,342	36,432	101,217	320,143
Payable to Custodian . . . . . . .	90,770	6,495	5,466	23,165
Other accrued expenses . . . . .	170,240	81,310	179,665	452,555
Total Liabilities . . . . . . . . .	3,936,291	17,019,701	1,858,393	121,268,684
NET ASSETS . . . . . . . . . . . . . .	$223,339,201	$46,181,678	$193,579,910	$504,451,429
NET ASSETS CONSIST OF:
Capital stock . . . . . . . . . . . . .	502,855,581	68,905,005	207,874,830	606,306,514
Unrealized appreciation (depreciation) on:
Investments . . . . . . . . . . . .	(47,699,872)	(11,508,295)	(6,517,845)	(102,642,531)
Written options . . . . . . . . .	—	—	—	93,216
Foreign currencies . . . . . . .	(37,260)	—	—	(182,452)
Futures contracts . . . . . . . .	—	—	—	1,225,896
Forward currency exchange contracts . . . . . . . . . . .	—	—	—	(60,976)
Forward sale commitments	—	—	—	(151,949)
Accumulated undistributed net investment income . . . . .	6,512,687	—	98,780	947,533
Accumulated undistributed net realized (loss) . . . . . .	(238,291,935)	(11,215,032)	(7,875,855)	(1,083,822)
Total Net Assets . . . . . . . . .	$223,339,201	$46,181,678	$193,579,910	$504,451,429
Shares outstanding (unlimited shares
of no par value authorized)	38,481,836	8,961,808	18,842,674	63,661,497
Net asset value, offering and redemption
price per share . . . . . . . . . .	$5.80	$5.15	$10.27	$7.92
1	Includes loaned securities with a value of: . . . . . . . . .	$—	$17,445,386	$—	$5,264,206

See notes to financial statements.

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
March 31, 2009
Enhanced	Enhanced	Enhanced	Enhanced
Fundamental	Fundamental	Fundamental	Fundamental
IndexTM	IndexTM	IndexTM	IndexTM
Large Company	Large Company	Small Company	Small Company
Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
Investments, at value (cost $68,271,930,
$60,638,347, $15,450,484 and
$9,150,932, respectively) . . . . . . . . . . . . . . . . . .	$53,367,035	$42,649,406	$12,360,518	$6,242,935
Variation margin on futures contracts . . . . . . . . . . .	35,055	29,925	7,800	4,550
Cash . . . . . . . . . . . . . . . . . .	—	4,796	—	45
Income receivable . . . . . . .	82,322	68,925	8,084	8,342
Receivable for investment securities sold . . . . . . . .	73,720	—	—	5,060
Receivable for fund shares sold . . . . . . . . . . . . . . .	52,111	46,918	13,724	11,474
Receivable from Investment Advisor . . . . . . . . . . .	6,681	—	7,152	6,806
Deposits with brokers for futures contracts . . . . . .	610,645	446,986	93,130	90,000
Other assets . . . . . . . . . . . .	11,010	23,811	6,271	5,481
Total Assets . . . . . . . . . .	54,238,579	43,270,767	12,496,679	6,374,693
LIABILITIES:
Payable for collateral on securities loaned . . . . . . .	8,094,704	6,067,022	1,810,126	473,981
Payable for fund shares redeemed . . . . . . . . . . . . .	228,567	170,890	48,931	25,936
Payable to Investment Advisor . . . . . . . . . . . . . . . .	—	13,043	—	—
Payable to Custodian . . . . .	4,493	2,653	959	435
Other accrued expenses . . .	80,638	68,845	35,964	30,383
Total Liabilities . . . . . . .	8,408,402	6,322,453	1,895,980	530,735
NET ASSETS . . . . . . . . . . . .	$45,830,177	$36,948,314	$10,600,699	$5,843,958

NET ASSETS CONSIST OF:
Capital stock . . . . . . . . . . .	78,715,064	79,024,986	17,047,651	11,467,400
Unrealized appreciation (depreciation) on investments
Investments . . . . . . . . . .	(14,904,895)	(17,988,941)	(3,089,966)	(2,907,997)
Futures contracts . . . . . .	134,428	100,402	49,009	9,713
Accumulated undistributed net investment
income . . . . . . . . . . . . . .	175,874	277,943	383	579
Accumulated undistributed net realized (loss) . . . .	(18,290,294)	(24,466,076)	(3,406,378)	(2,725,737)
Total Net Assets . . . . . .	$45,830,177	$36,948,314	$10,600,699	$5,843,958

Shares outstanding (unlimited shares
of no par value authorized) . . . . . . . . . . . . . . . . .	7,184,124	8,422,643	1,820,341	1,414,559
Net asset value, offering and redemption
price per share . . . . . . . .	$6.38	$4.39	$5.82	$4.13

1	Includes loaned securities with a value of: . . . . . . .	$7,797,424	$5,638,470	$1,705,293	$326,924

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2009
	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$8,459, $8,188, $990 and $0, respectively) . . . . . . .	$5,506,391	$11,381,971	$406,887	$1,654,253
Interest income . . . . . . . . . . .	133,817	224,490	36,500	44,390
Total investment income . .	5,640,208	11,606,461	443,387	1,698,643
EXPENSES:
Investment advisory fees . . . .	4,156,126	3,560,881	785,977	762,992
Distribution (12b-1) fees . . . .	1,127,802	974,202	207,733	195,724
Shareholder servicing fees . . .	269,484	222,820	59,430	50,766
Administration fees . . . . . . . .	156,682	135,612	29,002	27,840
Custody fees . . . . . . . . . . . . .	150,921	96,673	52,403	26,228
Legal fees . . . . . . . . . . . . . . . .	142,990	118,437	34,664	36,110
Reports to shareholders . . . . .	80,640	49,249	15,921	47,171
Fund accounting fees . . . . . . .	71,736	63,313	19,409	16,723
Directors’ fees and expenses .	60,113	53,033	11,478	9,701
Audit and tax fees . . . . . . . . .	32,479	32,479	27,395	29,074
Federal and state registration fees . . . . . . . . . . . . . . . ..	31,790	34,423	20,101	21,173
Insurance fees . . . . . . . . . . . .	22,685	18,394	4,566	3,731
Transfer agent fees and expenses . . . . . . . . . . . . . . . . .	16,500	15,694	12,954	12,849
Compliance fees . . . . . . . . . .	10,220	9,125	2,190	1,825
Total expenses . . . . . . . . . .	6,330,168	5,384,335	1,283,223	1,241,907
Less securities lending credit (See Note 6) . . . . . . . . .	(588,002)	(625,737)	(237,367)	(236,246)
Net expenses . . . . . . . . . . .	5,742,166	4,758,598	1,045,856	1,005,661
Net investment income (loss)	(101,958)	6,847,863	(602,469)	692,982
NET REALIZED AND UNREALIZED
(LOSS) ON INVESTMENTS:
Net realized (loss) on investments . . . . . . . . . . . . . . . .	(101,077,784)	(196,277,402)	(25,626,820)	(17,333,806)
Net change in unrealized (depreciation)
on investments . . . . . . . . . .	(80,048,610)	(42,850,671)	(8,542,911)	(16,861,051)
Net realized and unrealized (loss) . . . . . . . . . . . . . . . .	(181,126,394)	(239,128,073)	(34,169,731)	(34,194,857)
NET (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS . . . . . . . . . . . . . .	$(181,228,352)	$(232,280,210)	$(34,772,200)	$(33,501,875)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended March 31, 2009
	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$1,782,920, $1,822, $0 and $0, respectively) . . . . .	$15,680,370	$2,054,954	$—	$107,416
Interest income . . . . . . . . . . .	218,629	35,674	9,953,439	35,928,289
Total investment income . .	15,898,999	2,090,628	9,953,439	36,035,705
EXPENSES:
Investment advisory fees . . . .	4,307,910	472,111	1,814,431	4,625,651
Distribution (12b-1) fees . . . .	1,143,978	124,240	567,010	1,553,602
Shareholder servicing fees . . .	271,746	30,811	144,795	428,707
Administration fees . . . . . . . .	161,716	18,098	79,919	219,902
Custody fees . . . . . . . . . . . . .	699,619	29,400	30,682	120,185
Legal fees . . . . . . . . . . . . . . . .	126,718	38,470	97,138	245,186
Reports to shareholders . . . . .	56,302	37,701	58,499	106,570
Fund accounting fees . . . . . . .	91,567	9,267	40,298	252,358
Directors’ fees and expenses .	58,688	10,803	41,474	102,084
Audit and tax fees . . . . . . . . .	30,964	26,814	26,814	36,178
Federal and state registration fees . . . . . . . . . . . . . . . ..	31,711	25,544	30,257	55,048
Insurance fees . . . . . . . . . . . .	21,179	1,749	8,604	22,583
Transfer agent fees and expenses . . . . . . . . . . . . . . . . .	17,557	12,457	14,355	22,170
Compliance fees . . . . . . . . . .	10,585	1,460	4,265	12,775
Total expenses . . . . . . . . . . . .	7,030,240	838,925	2,958,541	7,802,999
Less reimbursement by Advisor (See Note 3) . . . . . . .	—	—	(32,770)	—
Less securities lending credit (See Note 6) . . . . . . . . .	(63,975)	(99,785)	—	(453,436)
Net expenses . . . . . . . . . . .	6,966,265	739,140	2,925,771	7,349,563
Net investment income . . . . .	8,932,734	1,351,488	7,027,668	28,686,142
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments . . . . . . . . . . . . . .	(231,643,209)	(7,077,632)	(4,975,869)	(6,642,834)
Written options . . . . . . . . . . .	—	—	—	692,746
Foreign currencies . . . . . . . . .	(2,422,402)	—	—	(257,937)
Futures contracts . . . . . . . . . .	—	—	—	8,281,011
Forward currency contracts . .	—	—	—	688,846
Total . . . . . . . . . . . . . . . . . .	(234,065,611)	(7,077,632)	(4,975,869)	2,761,832
Net change in unrealized appreciation (depreciation) on:
Investments . . . . . . . . . . . . . .	(78,435,000)	(29,505,130)	(2,952,074)	(82,490,654)
Written options . . . . . . . . . . .	—	—	—	95,730
Foreign currencies . . . . . . . . .	(119,201)	—	—	(127,394)
Futures contracts . . . . . . . . . .	—	—	—	(1,575,083)
Forward currency contracts . .	—	—	—	4,389
Forward sale commitments . .	—	—	—	(122,982)
Total . . . . . . . . . . . . . . . . . .	(78,554,201)	(29,505,130)	(2,952,074)	(84,215,994)
Net realized and unrealized loss . . . . . . . . . . . . . . . . .	(312,619,812)	(36,582,762)	(7,927,943)	(81,454,162)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS . . . . . . . . . . . . . .	$(303,687,078)	$(35,231,274)	$(900,275)	$(52,768,020)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended March 31, 2009
	Enhanced	Enhanced	Enhanced	Enhanced
	Fundamental	Fundamental	Fundamental	Fundamental
	IndexTM	IndexTM	IndexTM	IndexTM
	Large Company	Large Company	Small Company	Small Company
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$55, $402, $0 and $20, respectively) . . . . . . . . . . . .	$1,445,475	$1,930,220	$117,034	$144,497
Interest income . . . . . . . . . . .	67,452	37,768	12,174	7,669
Total investment income . .	1,512,927	1,967,988	129,208	152,166
EXPENSES:
Investment advisory fees . . . .	508,070	416,560	91,239	51,561
Distribution (12b-1) fees . . . .	169,357	138,853	30,413	17,187
Shareholder servicing fees . . .	47,744	38,628	8,111	4,273
Administration fees . . . . . . . .	82,473	67,816	15,119	8,611
Custody fees . . . . . . . . . . . . .	24,616	18,143	4,747	2,179
Legal fees . . . . . . . . . . . . . . . .	23,922	19,819	5,510	4,035
Reports to shareholders . . . . .	20,204	16,600	6,099	3,325
Fund accounting fees . . . . . . .	66,533	54,099	12,068	6,858
Directors’ fees and expenses .	12,024	9,519	2,482	1,094
Audit and tax fees . . . . . . . . .	23,057	23,051	23,051	23,046
Federal and state registration fees . . . . . . . . . . . . . . . ..	18,862	18,529	12,621	12,132
Insurance fees . . . . . . . . . . . .	2,652	2,192	381	315
Transfer agent fees and expenses . . . . . . . . . . . . . . . . .	13,435	13,234	12,362	12,402
Compliance fees . . . . . . . . . .	1,095	1,095	730	730
Total expenses . . . . . . . . . . . .	1,014,044	838,138	224,933	147,748
Less expense reimbursement by Advisor (See Note 3) .	(162,651)	(58,628)	(59,941)	(50,363)
Less securities lending credit (See Note 6) . . . . . . . . .	(24,932)	(101,910)	(16,576)	(13,513)
Net expenses . . . . . . . . . . .	826,461	677,600	148,416	83,872
Net investment income (loss)	686,466	1,290,388	(19,208)	68,294
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized (loss) on:
Investments . . . . . . . . . . . . . .	(15,791,099)	(22,349,323)	(2,956,064)	(2,440,811)
Futures contracts . . . . . . . . . .	(1,733,141)	(1,595,244)	(352,472)	(152,753)
Total . . . . . . . . . . . . . . . . . .	(17,524,240)	(23,944,567)	(3,308,536)	(2,593,564)
Net change in unrealized appreciation (depreciation) on:
Investments . . . . . . . . . . . . . .	(11,929,593)	(12,130,199)	(2,385,017)	(2,505,160)
Futures contracts . . . . . . . . . .	134,431	99,953	44,114	7,831
Total . . . . . . . . . . . . . . . . . .	(11,795,162)	(12,030,246)	(2,340,903)	(2,497,329)
Net realized and unrealized (loss) . . . . . . . . . . . . . . . .	(29,319,402)	(35,974,813)	(5,649,439)	(5,090,893)
NET (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS . . . . . . . . . . . . . .	$(28,632,936)	$(34,684,425)	$(5,668,647)	$(5,022,599)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS
	Large Cap Growth Fund		Large Cap Value Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2009	2008	2009	2008
OPERATIONS:
Net investment income (loss)	$(101,958)	$(759,180)	$6,847,863	$8,219,327
Net realized gain (loss) on investment transactions . . .	(101,077,784)	7,678,370	(196,277,402)	21,347,107
Change in unrealized (depreciation) on investments . .	(80,048,610)	(30,454,010)	(42,850,671)	(112,363,301)
Net (decrease) in net assets resulting from operations	(181,228,352)	(23,534,820)	$(232,280,210)	(82,796,867)
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . . . . . . . . . . . .	115,002,964	267,447,139	132,367,268	279,650,404
Shares issued to holders in reinvestment of dividends	21,374	19,666,815	4,035,189	31,097,566
Shares redeemed . . . . . . . . . .	(379,582,696)	(330,121,453)	(290,318,553)	(275,853,508)
Net increase (decrease) . . .	(264,558,358)	(43,007,499)	(153,916,096)	34,894,462
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income . . . . .	—	—	(8,006,947)	(7,869,450)
From net realized gains . . . . .	(41,523)	(37,788,532)	(3,972)	(52,248,534)
Total dividends and distributions . . . . . . . . . . . . . . .	(41,523)	(37,788,532)	(8,010,919)	(60,117,984)

(DECREASE) IN NET ASSETS	(445,828,233)	(104,330,851)	(394,207,225)	(108,020,389)

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$649,307,452	$753,638,303	$574,388,589	$682,408,978
End of year (including undistributed net investment
income of $5,185, $14,780, $1,019,418 and
$2,178,548, respectively) . . . . . . . . . . . . . . . . . . . . .	$203,479,219	$649,307,452	$180,181,364	$574,388,589

CHANGES IN SHARES OUTSTANDING
Shares sold . . . . . . . . . .	15,129,303	26,481,564	17,638,533	23,618,236
Shares issued to holders in reinvestment of dividends	3,783	1,933,807	732,339	2,850,373
Shares redeemed . . . . .	(52,990,271)	(32,988,348)	(39,585,341)	(23,419,381)
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . .	(37,857,185)	(4,572,977)	(21,214,469)	3,049,228

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2009	2008	2009	2008
OPERATIONS:
Net investment income (loss) . . . . . . . . . . . . . . . . . . .	$(602,469)	$(1,431,040)	$692,982	$823,898
Net realized gain (loss) on investment transactions . . .	(25,626,820)	6,846,628	(17,333,806)	(14,634,783)
Change in unrealized (depreciation) on investments . .	(8,542,911)	(17,455,601)	(16,861,051)	(11,187,750)
Net (decrease) in net assets resulting from operations	(34,772,200)	(12,040,013)	(33,501,875)	(24,998,635)
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . . . . . . .	35,335,158	121,019,326	40,458,584	106,059,903
Shares issued to holders in reinvestment of dividends	68,972	13,201,828	340,873	2,328,482
Shares redeemed . . . . .	(80,436,506)	(142,278,921)	(61,005,517)	(89,598,633)
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . .	(45,032,376)	(8,057,767)	(20,206,060)	18,789,752
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . .	—	—	(629,649)	(785,895)
From net realized gains . . . . . . . . . . . . . . . . . . . . . . . .	(132,673)	(24,771,347)	—	(3,510,280)
Return of capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	(31,146)	(26,098)
Total dividends and distributions . . . . . . . . . . . . . . .	(132,673)	(24,771,347)	(660,795)	(4,322,273)

DECREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . .	(79,937,249)	(44,869,127)	(54,368,730)	(10,531,156)

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$126,534,805	$171,403,932	$99,548,384	$110,079,540
End of year (including undistributed net investment
income of $46,395, $88,037, $124,833 and
$64,600, respectively) . . . . . . . . . . . . . . . . . . . . . . ..	$46,597,556	$126,534,805	$45,179,654	$99,548,384

CHANGES IN SHARES OUTSTANDING
Shares sold . . . . .	5,246,578	11,341,229	5,003,895	9,416,408
Shares issued to holders in reinvestment of dividends	13,658	1,349,880	53,681	227,169
Shares redeemed	(11,469,038)	(13,063,069)	(7,900,445)	(8,078,699)
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . .	(6,208,802)	(371,960)	(2,842,869)	1,564,878

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	International Equity Fund		Real Estate Securities Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2009	2008	2009	2008
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . .	$8,932,734	$6,765,699	$1,351,488	$829,203
Net realized gain (loss) on investment transactions . . .	(234,065,611)	67,596,568	(7,077,632)	4,575,407
Change in unrealized (depreciation) on investments . .	(78,554,201)	(101,555,201)	(29,505,120)	(22,665,897)
Net (decrease) in net assets resulting from operations . .	(303,687,078)	(27,192,934)	(35,231,274)	(17,261,287)
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . .	194,365,038	376,680,277	76,749,848	69,172,227
Shares issued to holders in reinvestment of dividends	3,227,760	65,618,856	285,858	6,744,175
Shares redeemed	(345,996,813)	(387,608,629)	(77,204,383)	(80,079,926)
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . .	(148,404,015)	54,690,504	(168,677)	(4,163,524)
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . .	(2,826,522)	(7,020,606)	(543,149)	(1,002,153)
From net realized gains . . . . . . . . . . . . . . . . . . . . . . . .	(3,365,214)	(118,277,258)	—	(12,664,277)
Return of capital	—	—	—	(246,102)
Total dividends and distributions . . . . . . . . . . . . . . .	(6,191,736)	(125,297,864)	(543,149)	(13,912,532)

(DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . .	(458,282,829)	(97,800,294)	(35,943,100)	(35,337,343)

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$681,622,030	$779,422,324	$82,124,778	$117,462,121
End of year (including undistributed net investment
income of $6,512,687, $2,826,522, $0 and
$0, respectively) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$223,339,201	$681,622,030	$46,181,678	$82,124,778

CHANGES IN SHARES OUTSTANDING
Shares sold . . . . .	22,784,286	25,945,984	10,505,784	4,337,540
Shares issued to holders in reinvestment of dividends	489,054	4,915,270	39,703	489,063
Shares redeemed	(41,762,653)	(26,810,144)	(7,519,879)	(4,506,792)
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . .	(18,489,313)	4,051,110	3,025,608	319,811

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Tax-Exempt Fixed Income Fund		Core Plus Fixed Income Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2009	2008	2009	2008
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . .	$7,027,668	$7,794,663	$28,686,142	$34,480,246
Net realized gain (loss) on investment transactions . . .	(4,975,869)	(2,108,329)	2,761,832	14,683,119
Change in unrealized (depreciation) on investments . .	(2,952,074)	(4,983,804)	(84,215,994)	(20,296,135)
Net increase (decrease) in net assets resulting
from operations . . . . . . . . . . . . . . . . . . . . . . . . . .	(900,275)	702,530	(52,768,020)	28,867,230
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . .	151,089,362	129,349,672	367,493,809	575,136,422
Shares issued to holders in reinvestment of dividends	3,578,566	3,602,262	20,027,049	17,309,826
Shares redeemed	(210,502,796)	(116,384,384)	(594,635,630)	(497,859,399)
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . .	(55,834,868)	16,567,550	(207,114,772)	94,586,849
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . .	(7,125,080)	(7,671,793)	(28,304,294)	(34,075,503)
From net realized gains . . . . . . . . . . . . . . . . . . . . . . . .	—	—	(11,447,403)	(1,310,487)
Total dividends and distributions . . . . . . . . . . . . . . .	(7,125,080)	(7,671,793)	(39,751,697)	(35,385,990)

INCREASE (DECREASE) IN NET ASSETS . . . . . . . .	(63,860,223)	9,598,287	(299,634,489)	88,068,089

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$257,440,133	$247,841,846	$804,085,918	$716,017,829
End of year (including undistributed net
investment income of $98,780, $196,192,
$947,533 and $65,365, respectively) . . . . . . . . . . . .	$193,579,910	$257,440,133	$504,451,429	$804,085,918

CHANGES IN SHARES OUTSTANDING
Shares sold . . . . .	14,687,220	11,933,757	43,769,031	61,619,151
Shares issued to holders in reinvestment of dividends	349,712	335,715	2,431,720	1,885,334
Shares redeemed	(20,388,213)	(10,763,968)	(69,936,071)	(53,307,504)
Net increase (decrease)	(5,351,281)	1,505,504	(23,735,320)	10,196,981

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Enhanced		Enhanced
	Fundamental IndexTM Large		Fundamental IndexTM Large
	Company Growth Fund		Company Value Fund
		August 9,		August 9,
	Year	2007(1)	Year	2007(1)
	Ended	through	Ended	through
	March 31,	March 31,	March 31,	March 31,
	2009	2008	2009	2008
OPERATIONS:
Net investment income	$686,466	$192,724	$1,290,388	$327,058
Net realized loss on investment transactions	(17,524,240)	(725,567)	(23,944,567)	(502,039)
Change in unrealized (depreciation) on investments	(11,795,162)	(2,975,305)	(12,030,246)	(5,858,293)
Net (decrease) in net assets resulting from operations	(28,632,936)	(3,508,148)	(34,684,425)	(6,033,274)
CAPITAL SHARE TRANSACTIONS:
Shares sold	69,899,546	82,829,264	67,799,021	66,112,635
Shares issued to holders in reinvestment of dividends	354,616	67,537	694,237	74,619
Shares redeemed	(62,727,279)	(11,708,504)	(50,345,840)	(5,309,522)
Net increase	7,526,883	71,188,297	18,147,418	60,877,732
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	(610,709)	(92,376)	(1,211,759)	(127,896)
From net realized gains	—	(40,834)	—	(19,482)
Total dividends and distributions	(610,709)	(133,210)	(1,211,759)	(147,378)

INCREASE (DECREASE) IN NET ASSETS	(21,716,762)	67,546,939	(17,748,766)	54,697,080

NET ASSETS:
Beginning of year	$67,546,939	$—	$54,697,080	$—
End of year (including undistributed net investment
income of $175,874, $100,352, $277,943 and
$199,295, respectively)	$45,830,177	$67,546,939	$36,948,314	$54,697,080

CHANGES IN SHARES OUTSTANDING
Shares sold	8,530,402	8,150,747	10,406,162	6,992,038
Shares issued to holders in reinvestment of dividends	52,849	6,426	139,686	7,830
Shares redeemed	(8,410,471)	(1,145,829)	(8,564,241)	(558,832)
Net increase	172,780	7,011,344	1,981,607	6,441,036

(1) Commencement of operations.

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Enhanced		Enhanced
	Fundamental IndexTM Small		Fundamental Index TM Small
	Company Growth Fund		Company Value Fund
		August 9,		August 9,
	Year	2007(1)	Year	2007(1)
	Ended	through	Ended	through
	March 31,	March 31,	March 31,	March 31,
	2009	2008	2009	2008
OPERATIONS:
Net investment income (loss)	$(19,208)	$(10,707)	$68,294	$21,774
Net realized (loss) on investment transactions	(3,308,536)	(77,712)	(2,593,564)	(109,948)
Change in unrealized depreciation on investments	(2,340,903)	(700,054)	(2,497,329)	(400,955)
Net (decrease) in net assets resulting from operations .	(5,668,647)	(788,473)	(5,022,599)	(489,129)
CAPITAL SHARE TRANSACTIONS:
Shares sold	15,292,704	14,685,334	11,270,413	7,696,840
Shares issued to holders in reinvestment of dividends .	—	8,549	56,966	8,061
Shares redeemed	(11,634,256)	(1,277,849)	(6,403,312)	(1,154,716)
Net increase	3,658,448	13,416,034	4,924,067	6,550,185
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	—	(86,041)	(9,436)
From net realized gains	—	(9,434)	—	(6,159)
Return of capital	—	(7,229)	(16,930)	—
Total dividends and distributions	—	(16,663)	(102,971)	(15,595)

INCREASE (DECREASE) IN NET ASSETS	(2,010,199)	12,610,898	(201,503)	6,045,461

NET ASSETS:
Beginning of year	$12,610,898	$—	$6,045,461	$—
End of year (including undistributed net investment
income of $383, $0, $579 and $12,297,
respectively)	$10,600,699	$12,610,898	$5,843,958	$6,045,461

CHANGES IN SHARES OUTSTANDING
Shares sold.	2,072,271	1,517,164	1,875,381	850,720
Shares issued to holders in reinvestment of dividends.	—	859	12,043	888
Shares redeemed	(1,637,721)	(132,232)	(1,198,319)	(126,154)
Net increase	434,550	1,385,791	689,105	725,454

(1) Commencement of operations.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	LargeCap Growth Fund
	Year Ended	Year Ended	Year Ended	Period Ended		Year Ended
	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006		June 30, 2005
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$8.81	$9.62	$9.95	$9.20		$9.16

Income from investment operations:
Net investment loss	—	(0.01)	(0.02)	(0.03)		(0.03)
Net realized and unrealized gains
(losses) on investments	(3.14)	(0.30)	(0.06)	0.78		0.07
Total from investment operations	(3.14)	(0.31)	(0.08)	0.75		0.04
Less distributions:
Dividends from net investment
income	—	—	—	—		—
Dividends from net realized gains	— *	(0.50)	(0.25)	—		—
Total distributions	—	(0.50)	(0.25)	—		—
Net asset value, end of period	$5.67	$8.81	$9.62	$9.95		$9.20

Total return	–35.63%	–3.88%	–0.80%	8.15	%(1)	0.44%

Supplemental data and ratios:
Net assets, end of period	$203,479,219	$649,307,452	$753,638,303	$653,921,538		$570,471,545

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.40%	1.33%	1.33%	1.35	%(2)	1.39%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.27%	1.28%	1.31%	1.32	%(2)	1.37%

Ratio of net investment loss
to average net assets
Before Expense Reimbursement,
including (Recapture)	–0.15%	–0.15%	–0.27%	–0.38	%(2)	–0.41%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	–0.02%	–0.10%	–0.25%	–0.35	%(2)	–0.39%

Portfolio turnover rate	98.67%	62.86%	142.66%	72.34%		21.63%

(1) Not Annualized.
(2) Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund
	Year Ended	Year Ended	Year ended	Period Ended		Year Ended
	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006		June 30, 2005
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$9.85	$12.34	$11.77	$11.24		$10.96

Income from investment operations:
Net investment income	0.19	0.15	0.14	0.07		0.07
Net realized and unrealized
gains (losses) on investments	(4.99)	(1.55)	1.67	0.79		0.56
Total from investment operations	(4.80)	(1.40)	1.81	0.86		0.63
Less distributions:
Dividends from net investment
income	(0.20)	(0.14)	(0.14)	(0.07)		(0.05)
Dividends from net realized gains	— *	(0.95)	(1.10)	(0.26)		(0.30)
Total distributions	(0.20)	(1.09)	(1.24)	(0.33)		(0.35)
Net asset value, end of period	$4.85	$9.85	$12.34	$11.77		$11.24

Total return	–48.85%	–12.23%	15.32%	7.85	%(1)	5.69%

Supplemental data and ratios:
Net assets, end of period	$180,181,364	$574,388,589	$682,408,978	$660,129,983		$570,849,575

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.38%	1.33%	1.32%	1.36	%(2)	1.38%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.22%	1.28%	1.28%	1.30	%(2)	1.33%

Ratio of net investment income to
average net assets
Before Expense Reimbursement,
including (Recapture)	1.60%	1.16%	1.00%	0.86	%(2)	0.67%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.76%	1.21%	1.04%	0.92	%(2)	0.72%

Portfolio turnover rate	58.45%	40.54%	30.25%	64.61%		20.06%

(1) Not Annualized.
(2) Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Growth Fund
	Year Ended	Year Ended	Year Ended	Period Ended		Year Ended
	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006		June 30, 2005
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$8.05	$10.65	$10.60	$9.56		$9.49

Income from investment operations:
Net investment loss	(0.06)	(0.09)	(0.07)	(0.06)		(0.06)
Net realized and unrealized
gains (losses) on investments	(3.08)	(0.69)	0.56	1.95		0.13
Total from investment operations	(3.14)	(0.78)	0.49	1.89		0.07
Less distributions:
Dividends from net investment
income	—	—	—	—		—
Dividends from net realized gains	(0.01)	(1.82)	(0.44)	(0.85)		—
Total distributions	(0.01)	(1.82)	(0.44)	(0.85)		—
Net asset value, end of period	$4.90	$8.05	$10.65	$10.60		$9.56

Total return	–38.98%	–10.31%	4.84%	20.82	%(1)	0.74%

Supplemental data and ratios:
Net assets, end of period	$46,597,556	$126,534,805	$171,403,932	$215,514,988		$148,571,261

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.54%	1.44%	1.43%	1.43	%(2)	1.54%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.26%	1.29%	1.37%	1.38	%(2)	1.50%

Ratio of net investment loss
to average net assets
Before Expense Reimbursement,
including (Recapture)	–1.01%	–0.99%	–0.75%	–0.92	%(2)	–0.85%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	–0.73%	–0.84%	–0.69%	–0.87	%(2)	–0.81%

Portfolio turnover rate	219.24%	209.64%	213.08%	180.64%		99.09%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund
	Year Ended	Year Ended	Year Ended	Period Ended		Year Ended
	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006		June 30, 2005
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$9.24	$11.95	$14.41	$13.89		$12.93
Income from investment operations:
Net investment income (loss)	0.08	0.08	0.31	(0.04)		(0.04)
Net realized and unrealized
gains (losses) on investments	–3.56	(2.36)	0.81	1.52		1.40
Total from investment operations	(3.48)	(2.28)	1.12	1.48		1.36
Less distributions:
Dividends from net investment
income	(0.07)	(0.08)	(0.31)	—		—
Dividends from net realized gains	—	(0.35)	(3.27)	(0.96)		(0.40)
Return of capital	— *	— *	—	—		—
Total distributions	(0.07)	(0.43)	(3.58)	(0.96)		(0.40)
Net asset value, end of period	$5.69	$9.24	$11.95	$14.41		$13.89

Total return	–37.59%	–19.47%	7.63%	11.18	%(1)	10.56%

Supplemental data and ratios:
Net assets, end of period	$45,179,654	$99,548,384	$110,079,540	$185,589,680		$131,103,625

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.59%	1.48%	1.47%	1.55	%(2)	1.61%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.28%	1.40%	1.41%	1.53	%(2)	1.59%

Ratio of net investment income (loss)
to average net assets
Before Expense Reimbursement,
including (Recapture)	0.58%	0.61%	1.68%	–0.45	%(2)	–0.32%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	0.89%	0.69%	1.75%	–0.43	%(2)	–0.30%

Portfolio turnover rate	65.97%	127.62%	174.94%	72.42%		92.42%

(1) Not Annualized. (2) Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

		International Equity Fund
	Year Ended	Year Ended	Year Ended	Period Ended		Year Ended
	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006		June 30, 2005
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$11.96	$14.73	$14.06	$11.79		$10.43

Income from investment operations:
Net investment income (loss)	0.25	0.13	0.16	(0.01)		0.10
Net realized and unrealized
gains (losses) on investments	(6.26)	(0.44)	2.24	3.40		1.40
Total from investment operations	(6.01)	(0.31)	2.40	3.39		1.50
Less distributions:
Dividends from net investment
income	(0.07)	(0.14)	(0.18)	(0.15)		(0.06)
Dividends from net realized gains	(0.08)	(2.32)	(1.55)	(0.97)		(0.08)
Total distributions	(0.15)	(2.46)	(1.73)	(1.12)		(0.14)
Net asset value, end of period	$5.80	$11.96	$14.73	$14.06		$11.79

Total return	–50.42%	–3.85%	17.65%	29.75	%(1)	14.37%

Supplemental data and ratios:
Net assets, end of period	$223,339,201	$681,622,030	$779,422,324	$612,288,218		$412,985,571

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.53%	1.43%	1.39%	1.38	%(2)	1.38%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.52%	1.42%	1.37%	1.34	%(2)	1.33%

Ratio of net investment income (loss)
to average net assets
Before Expense Reimbursement,
including (Recapture)	1.94%	0.87%	0.95%	–0.16	%(2)	1.01%
After Expense
Reimbursement (Recapture)
and Securities Lending Credit	1.95%	0.88%	0.97%	–0.12	%(2)	1.06%

Portfolio turnover rate	144.98%	119.13%	89.16%	66.98%		80.32%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

		Real Estate Securities Fund
	Year Ended	Year Ended	Year Ended	Period Ended		Year Ended
	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006		June 30, 2005
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$13.83	$20.91	$18.46	$17.31		$13.66

Income from investment operations:
Net investment income	0.15	0.43	0.16	0.33		0.44
Net realized and unrealized
gains (losses) on investments	(8.77)	(4.58)	3.84	3.27		4.04
Total from investment operations	(8.62)	(4.15)	4.00	3.60		4.48
Less distributions:
Dividends from net investment
income	(0.06)	(0.21)	(0.25)	(0.32)		(0.43)
Dividends from net realized gains	—	(2.68)	(1.30)	(2.13)		(0.40)
Return of capital	—	(0.04)	—	—		—
Total distributions	(0.06)	(2.93)	(1.55)	(2.45)		(0.83)
Net asset value, end of period	$5.15	$13.83	$20.91	$18.46		$17.31

Total return	–62.46%	–19.74%	21.96%	22.94	%(1)	33.22%

Supplemental data and ratios:
Net assets, end of period	$46,181,678	$82,124,778	$117,462,121	$89,616,046		$75,043,878

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.69%	1.52%	1.49%	1.51	%(2)	1.51%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.49%	1.46%	1.46%	1.49	%(2)	1.49%

Ratio of net investment income to
average net assets
Before Expense Reimbursement,
including (Recapture)	2.52%	0.99%	0.67%	2.46	%(2)	2.83%
After Expense
Reimbursement (Recapture) and
Securities Lending Credit	2.72%	1.05%	0.70%	2.48	%(2)	2.85%

Portfolio turnover rate	126.60%	81.59%	43.86%	41.09%		77.64%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Period Ended		Year Ended
	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006		June 30, 2005
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$10.64	$10.92	$10.77	$11.01		$10.75

Income from investment operations:
Net investment income	0.34	0.31	0.27	0.17		0.20
Net realized and unrealized
gains (losses) on investments	(0.37)	(0.28)	0.15	(0.24)		0.26
Total from investment operations	(0.03)	0.03	0.42	(0.07)		0.46
Less distributions:
Dividends from net investment income	(0.34)	(0.31)	(0.27)	(0.17)		(0.20)
Dividends from net realized gains	—	—	—	—		—
Total distributions	(0.34)	(0.31)	(0.27)	(0.17)		(0.20)
Net asset value, end of period	$10.27	$10.64	$10.92	$10.77		$11.01

Total return	–0.25%	0.28%	3.92%	–0.64	%(1)	4.29%

Supplemental data and ratios:
Net assets, end of period	$193,579,910	$257,440,133	$247,841,846	$213,170,198		$157,544,853

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.30%	1.23%	1.28%	1.29	%(2)	1.33%
After Expense
Reimbursement (Recapture)	1.29%	1.23%	1.28%	1.29	%(2)	1.29%

Ratio of net investment income to
average net assets
Before Expense Reimbursement,
including (Recapture)	3.09%	2.93%	2.53%	2.15	%(2)	1.90%
After Expense
Reimbursement (Recapture)	3.10%	2.93%	2.53%	2.15	%(2)	1.94%

Portfolio turnover rate	44.37%	66.26%	50.36%	14.61%		30.05%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Core Plus Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Period Ended		Year Ended
	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006		June 30, 2005
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$9.20	$9.27	$9.11	$10.73		$10.38

Income from investment operations:
Net investment income	0.41	0.41	0.38	0.34		0.25
Net realized and unrealized
gains (losses) on investments	(1.11)	(0.06)	0.15	(0.39)		0.41
Total from investment operations	(0.70)	0.35	0.53	(0.05)		0.66
Less distributions:
Dividends from net investment income	(0.40)	(0.41)	(0.37)	(0.26)		(0.27)
Dividends from net realized gains	(0.18)	(0.01)	—	(0.08)		(0.04)
Return of Capital	—	—	—	(1.23)		—
Total distributions	(0.58)	(0.42)	(0.37)	(1.57)		(0.31)
Net asset value, end of period	$7.92	$9.20	$9.27	$9.11		$10.73

Total return	–7.57%	3.87%	5.96%	–0.48	%(1)	6.47%

Supplemental data and ratios:
Net assets, end of period	$504,451,429	$804,085,918	$716,017,829	$612,841,433		$508,047,802

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.26%	1.18%	1.16%	1.19	%(2)	1.24%
After Expense Reimbursement
(Recapture) and Securities
Lending Credit	1.18%	1.13%	1.14%	1.16	%(2)	1.20%

Ratio of net investment income to
average net assets
Before Expense Reimbursement,
including (Recapture)	4.54%	4.37%	4.14%	3.43	%(2)	2.51%
After Expense
Reimbursement (Recapture) and
Securities Lending Credit	4.62%	4.42%	4.16%	3.47	%(2)	2.55%

Portfolio turnover rate	261.77%	307.52%	280.55%	261.52%		471.24%

(1) Not Annualized.
(2) Annualized.
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Enhanced Fundamental IndexTM			Enhanced Fundamental IndexTM
	Large Company Growth Fund			Large Company Value Fund
	Year	August 9, 2007(1)		Year	August 9, 2007(1)
	Ended	through		Ended	through
	March 31,	March 31,		March 31,	March 31,
	2009	2008		2009	2008
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$9.63	$10.00		$8.49	$10.00

Income from investment operations:
Net investment income	0.09	0.04		0.14	0.07
Net realized and unrealized losses
on investments	(3.26)	(0.38)		(4.10)	(1.53)
Total from investment operations	(3.17)	(0.34)		(3.96)	(1.46)
Less distributions:
Dividends from net investment income	(0.08)	(0.02)		(0.14)	(0.04)
Dividends from net realized gains	—	(0.01)		—	(0.01)
Total distributions	(0.08)	(0.03)		(0.14)	(0.05)
Net asset value, end of period	$6.38	$9.63		$4.39	$8.49

Total return	–32.99%	–3.40	%(2)	–46.83%	–14.73	%(2)

Supplemental data and ratios:
Net assets, end of period	$45,830,177	$67,546,939		$36,948,314	$54,697,080

Ratio of expenses to average net assets
Before Expense Reimbursement	1.50%	1.82	%(3)	1.51%	1.92	%(3)
After Expense Reimbursement and
before securities lending credit	1.26%	1.22	%(3)	1.40%	1.22	%(3)
After Expense Reimbursement and
securities lending credit	1.22%	1.22	%(3)	1.22%	1.22	%(3)

Ratio of net investment income to
average net assets
Before Expense Reimbursement	0.73%	0.28	%(3)	2.03%	1.21	%(3)
After Expense Reimbursement and
Securities Lending Credit	1.01%	0.88	%(3)	2.32%	1.91	%(3)

Portfolio turnover rate	98.22%	22.70%		104.24%	7.67%

(1) Commencement of Operations.
(2) Not Annualized.
(3) Annualized.
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Enhanced Fundamental IndexTM			Enhanced Fundamental IndexTM
	Small Company Growth Fund			Small Company Value Fund
	Year	August 9, 2007(1)		Year	August 9, 2007(1)
	Ended	through		Ended	through
	March 31,	March 31,		March 31,	March 31,
	2009	2008		2009	2008
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$9.10	$10.00		$8.33	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)	(0.01)		0.05	0.05
Net realized and unrealized losses
on investments	(3.27)	(0.87)		(4.17)	(1.67)
Total from investment operations	(3.28)	(0.88)		(4.12)	(1.62)
Less distributions:
Dividends from net investment income	—	—		(0.07)	(0.03)
Dividends from net realized gains	—	(0.02)		—	(0.02)
Return of Capital	—	—	*	(0.01)	—
Total distributions	—	(0.02)		(0.08)	(0.05)
Net asset value, end of period	$5.82	$9.10		$4.13	$8.33

Total return	–36.04%	–8.80	%(2)	–49.62%	–16.27	%(2)

Supplemental data and ratios:
Net assets, end of period	$10,600,699	$12,610,898		$5,843,958	$6,045,461

Ratio of expenses to average net assets
Before Expense Reimbursement	1.85%	3.55	%(3)	2.15%	6.30	%(3)
After Expense Reimbursement and before
securities lending credit	1.36%	1.22	%(3)	1.42%	1.22	%(3)
After Expense Reimbursement and securities
lending credit	1.22%	1.22	%(3)	1.22%	1.22	%(3)

Ratio of net investment income (loss) to
average net assets
Before Expense Reimbursement	–0.79%	–2.62	%(3)	0.06%	–3.72	%(3)
After Expense Reimbursement and
Securities Lending Credit	–0.16%	–0.29	%(3)	0.99%	1.36	%(3)

Portfolio turnover rate	122.95%	11.86%		112.49%	16.18%

(1) Commencement of Operations.
(2) Not Annualized.
(3) Annualized.
*   Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
March 31, 2009

1.	Organization
AssetMark Funds (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twelve funds (the “Funds”). The following eight funds are non-diversified: AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund. The following four funds are diversified: AssetMark Enhanced Fundamental Index™ Large Company Growth Fund, AssetMark Enhanced Fundamental Index™ Large Company Value Fund, AssetMark Enhanced Fundamental Index™ Small Company Growth Fund and AssetMark Enhanced Fundamental Index™ Small Company Value Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Enhanced Fundamental Index™ Funds commenced operations on August 9, 2007. The other eight Funds commenced operations on June 29, 2001.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)    Investment Valuation
Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed-income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments having a maturity of less than 60 days are valued at amortized cost.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value as determined by the Valuation Committee. Securities for which no market prices are readily available will be valued at their fair value as determined by the Valuation Committee under procedures adopted by the Board of Trustees.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Funds have adopted FAS 157 effective April 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

AssetMark Large Cap Growth Fund
		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1	$223,335,748	$—
Level 2	12,960,490	—
Level 3	8,138,893	—
Total	$244,435,131	$—

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$16,039,240	$—
Change in allocation
of securities lending
collateral pool	(749,049)
Realized gain (loss)	—	—
Change in unrealized
(depreciation)	(5,594,145)	—
Net (sales)	(12,451,550)	—
Transfers in and/or
(out) of Level 3	10,894,397	—
Balance as of
March 31, 2009	$8,138,893	$—

Change in unrealized
(depreciation) during
the year for Level 3
investments held at
March 31, 2009.	$(5,594,145)	$—

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

AssetMark Large Cap Value Fund

		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1	$193,673,852	$—
Level 2	8,140,723	—
Level 3	7,716,178	—
Total	$209,530,753	$—

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$14,911,533	$—
Change in allocation
of securities lending
collateral pool	(892,762)
Realized gain (loss)	—	—
Change in unrealized
(depreciation)	(5,169,821)	—
Net (sales)	(11,280,156)	—
Transfers in and/or
(out) of Level 3	10,147,384	—
Balance as of
March 31, 2009	$7,716,178	$—

Change in unrealized
(depreciation) during
the year for Level 3
investments held at
March 31, 2009.	$(5,169,821)	$—

AssetMark Small/Mid Cap Growth Fund
		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1	$52,658,139	$—
Level 2	4,542,449	—
Level 3	2,059,566	—
Total	$59,260,154	$—

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$3,609,902	$—
Change in allocation
of securities lending
collateral pool	126,963
Realized gain (loss)	—	—
Change in unrealized
(depreciation)	(1,378,514)	—
Net (sales)	(2,751,895)	—
Transfers in and/or
(out) of Level 3	2,453,110	—
Balance as of
March 31, 2009	$2,059,566	$—

Change in unrealized
(depreciation) during
the year for Level 3
investments held at
March 31, 2009.	$(1,378,514)	$—

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

AssetMark Small/Mid Cap Value Fund
		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1	$49,052,683	$—
Level 2	3,019,516	—
Level 3	1,350,476	—
Total	$53,422,675	$—

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$1,709,202	$—
Change in allocation
of securities lending
collateral pool	474,321
Realized gain (loss)	—	—
Change in unrealized
(depreciation)	(829,130)	—
Net (sales)	(1,140,447)	—
Transfers in and/or
(out) of Level 3	1,136,530	—
Balance as of
March 31, 2009	$1,350,476	$—

Change in unrealized
(depreciation) during
the year for Level 3
investments held at
March 31, 2009.	$(829,130)	$—

AssetMark International Equity Fund
		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1	$55,449,790	$—
Level 2	167,405,153	—
Level 3	1,319,989	—
Total	$224,174,932	$—

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$1,697,966	$—
Change in allocation
of securities lending
collateral pool	513,197
Realized gain (loss)	—	—
Change in unrealized
(depreciation)	(831,976)	—
Net (sales)	(1,237,733)	—
Transfers in and/or
(out) of Level 3	1,178,535	—
Balance as of
March 31, 2009	$1,319,989	$—

Change in unrealized
(depreciation) during
the year for Level 3
investments held at
March 31, 2009.	$(831,976)	$—

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

AssetMark Real Estate Securities Fund

		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1	$51,357,704	$—
Level 2	4,716,696	—
Level 3	1,139,419	—
Total	$57,213,819	$—

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$2,138,373	$—
Change in allocation
of securities lending
collateral pool	(81,991)
Realized gain (loss)	—	—
Change in unrealized
(depreciation)	(759,563)	—
Net (sales)	(1,631,545)	—
Transfers in and/or
(out) of Level 3	1,474,145	—
Balance as of
March 31, 2009	$1,139,419	$—

Change in unrealized
(depreciation) during
the year for Level 3
investments held at
March 31, 2009.	$(759,563)	$—

AssetMark Tax-Exempt Fixed Income Fund

		Other
	Investments	Financial
Description	in Securities	Instruments
Level 1	$1,050,061	$—
Level 2	189,240,039	—
Level 3	—	—
Total	$190,290,100	$—

AssetMark Core Plus Fixed Income Fund

		Forward	Other
	Investments	Sale	Financial
Description	in Securities	Commitments	Instruments*
Level 1	$9,866,419	$—	$1,075,686
Level 2	524,725,384	(22,612,340)	—
Level 3	17,566,887	—	—
Total	$552,158,690	$(22,612,340)	$1,075,686

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, forward contracts and futures contracts.
All derivatives, except for written options are reflected at the unrealized appreciation (depreciation) on the instrument. Written options are reflected at value.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
		Other
	Investments	Financial
Description	in Securities	Instruments
Balance as of
March 31, 2008	$38,937,796	$—
Accreted discount/
(amortization of
premium), net	24,028	—
Change in allocation
of securities lending
collateral pool	609,320
Realized (loss)	(865,859)	—
Change in unrealized
(depreciation)	(18,420,581)	—
Net (sales)	(21,412,698)	—
Transfers in of Level 3	18,694,881	—
Balance as of
March 31, 2009	$17,566,887	$—

Change in unrealized
(depreciation) during
the year for Level 3
investments held at
March 31, 2009.	$(12,187,704)	$—

AssetMark Enhanced Fundamental IndexTM
Large Company Growth Fund
		Other
	Investments	Financial
Description	in Securities	Instruments*
Level 1	$53,367,035	$134,428
Level 2	—	—
Level 3	—	—
Total	$53,367,035	$134,428

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

AssetMark Enhanced Fundamental IndexTM
Large Company Value Fund

		Other
	Investments	Financial
Description	in Securities	Instruments*
Level 1	$42,649,406	$100,402
Level 2	—	—
Level 3	—	—
Total	$42,649,406	$100,402

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

AssetMark Enhanced Fundamental IndexTM
Small Company Growth Fund
		Other
	Investments	Financial
Description	in Securities	Instruments*
Level 1	$12,360,518	$49,009
Level 2	—	—
Level 3	—	—
Total	$12,360,518	$49,009

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

AssetMark Enhanced Fundamental IndexTM
Small Company Value Fund
		Other
	Investments	Financial
Description	in Securities	Instruments*
Level 1	$6,242,935	$9,713
Level 2	—	—
Level 3	—	—
Total	$6,242,935	$9,713

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161 and the impact on the Fund’s financial statement disclosures, if any.

(b)   Repurchase Agreements
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Core Plus Fixed Income Fund entered into repurchase agreements at March 31, 2009.

(c)    Federal Income Taxes
The Funds intend to continue to comply with the requirements of sub chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

Effective September 30, 2007, the Trust adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has analyzed the Funds’ tax positions taken on federal income taxes for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of March 31, 2009, open Federal tax years include the tax years ended March 31, 2005 through 2009.

(d)   Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

(e)   Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(f)    Expenses
Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(g)   Security Transactions and Income Recognition
Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(h)   Distributions to Shareholders
The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(i)    Derivatives
Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

        Forward Currency Contracts
The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

        Options
Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange traded options, or the options are not exchange traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

As of March 31, 2009, the Core Plus Fixed Income Fund has entered into written call options, for which sufficient collateral was set aside, as disclosed in the Schedule of Investments.

Futures
Each actively managed Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. Each Enhanced Fundamental Index™ Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost effective manner in accordance with its principal investment strategies. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Core Plus Fixed Income Fund may also purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Core Plus Fixed Income Fund may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps
The Core Plus Fixed Income Fund may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Core Plus Fixed Income Fund may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

During the period ended March 31, 2009, the Funds had no open or outstanding swap contracts.

(j)    Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls’’ in which the Funds sell securities in the current March 31, 2009 month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)

(k)   Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(l)    Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. The Board of Trustees, with the assistance of the Advisor, sub-advisors and/or pricing services, will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(m)   Auction Rate Securities

The Tax-Except Fixed Income Fund and the Core Plus Fixed Income Fund each may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Neither Fund was invested in any auction rate securities at March 31, 2009.

(n)   Short Sales

Although not currently part of any of the Fund’s investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(o)   Trustee Compensation

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $45,000 per year and $4,500 per in-person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The Board has appointed a lead Trustee and an audit committee chair who receive a retainer fee of $55,000 and $50,000 per year, respectively. Telephonic meeting fees are determined according to length of the meeting as follows: $2,000 for one to two hours, $3,000 for two to three hours and $4,000 for three hours or longer. Interested persons who serve as Trustees of the Trust receive no compensation from the Trust for their service as Trustees.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

3.	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with Genworth Financial Wealth Management, Inc. (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. The Advisor is a wholly owned subsidiary of Genworth Financial, Inc. In August 2008, the Trust’s investment advisor, AssetMark Investment Services, Inc., was renamed Genworth Financial Wealth Management, Inc. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%
Enhanced Fundamental Index™
Large Company Growth Fund	0.75%
Enhanced Fundamental Index™
Large Company Value Fund	0.75%
Enhanced Fundamental Index™
Small Company Growth Fund	0.75%
Enhanced Fundamental Index™
Small Company Value Fund	0.75%

In addition, the Trust and Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $12 billion; and (2) waive portions of its advisory fee to the extent necessary to pass on certain savings in the underlying sub-advisory fee arrangements that are reached as Fund assets grow.

The Trust and Advisor have also entered into an Expense Waiver and Reimbursement Agreement under which the Advisor has agreed to waive, through October 31, 2009, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%
Enhanced Fundamental Index™
Large Company Growth Fund	1.22%
Enhanced Fundamental Index™
Large Company Value Fund	1.22%
Enhanced Fundamental Index™
Small Company Growth Fund	1.22%
Enhanced Fundamental Index™
Small Company Value Fund	1.22%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. As of March 31, 2009, the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund and Core Plus Fixed Income Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving expenses in the Tax-Exempt Fixed Income Fund, Enhanced Fundamental Index™ Large Company Growth Fund, Enhanced Fundamental Index™ Large Company Value Fund, Enhanced Fundamental Index™ Small Company Growth Fund and Enhanced Fundamental Index™ Small Company Value Fund to keep these Funds at their expense cap. Waived expenses subject to potential recovery are as follows:

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

	Year of	Year of
	Expiration	Expiration
	03/31/2011	03/31/2012
Tax-Exempt Fixed
Income Fund	$—	$32,770
Enhanced Fundamental
Index™ Large Company
Growth Fund	132,884	162,651
Enhanced Fundamental
Index™ Large Company
Value Fund	101,523	58,628
Enhanced Fundamental
Index™ Small Company
Growth Fund	85,646	59,941
Enhanced Fundamental
Index™ Small Company
Value Fund	81,433	50,363

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

4.	Distribution Plan

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons (including affiliates of the Trust) who provide support services in connection with the distribution of the Funds’ shares and servicing of the Funds’ shareholders. For example, these amounts are paid to financial intermediaries that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the Genworth Financial Wealth Management Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided that facilitate the operation of the program. These financial intermediaries and affiliates of the Trust also receive payments from the Trust outside of the 12b-1 Plan for Shareholder services that are unrelated to distribution services. Capital Brokerage Corp., an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.	Service and Custody Agreements

The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

6.	Securities Lending

Effective July 1, 2003 the actively managed Funds entered into a collective securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Effective September 17, 2008, the Enhanced Fundamental IndexTM Funds entered into a collective securities lending arrangement with the custodian. Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. A portion of the fee to be paid to the Custodian in fiscal year 2009 was waived.

As of March 31, 2009, the Funds (excluding the International Equity and Tax-Exempt Fund) had loaned securities which were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

from these investments is allocated to each Fund based on each Fund’s portion of the total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending expense offset.

As of March 31, 2009, the values of securities loaned and collateral received were as follows:

			Collateral			Value
			Excess	Cost of		of
		Payable	(Deficit) Due	Securities		Securities
		for	To (From)	Purchased		Purchased
	Value of	Collateral	Securities	as Securities		as Securities
	Securities	on Securities	Lending	Lending	Unrealized	Lending
	Loaned	Loaned	Agent	Collateral	Depreciation	Collateral
Large Cap
Growth Fund	$44,718,874	$46,143,338	$(5,334,860)	$40,808,478	$(7,730,498)	$33,077,980
Large Cap
Value Fund	28,198,085	28,983,482	1,517,407	30,500,889	(7,120,012)	23,380,877
Small/Mid Cap
Growth Fund	15,624,996	16,172,514	(3,468,429)	12,704,085	(1,903,760)	10,800,325
Small/Mid Cap
Value Fund	10,393,791	10,750,409	(2,452,785)	8,297,624	(1,136,875)	7,160,749
International
Equity Fund	—	—	2,456,643	2,456,643	(1,136,654)	1,319,989
Real Estate
Securities Fund*	17,445,386	16,792,890	(5,523,767)	11,269,123	(1,053,651)	10,215,472
Core Plus Fixed
Income Fund	5,264,206	5,485,106	12,805,791	18,290,897	(7,810,093)	10,480,804
Enhanced Fundamental
IndexTM Large
Company Growth Fund	7,797,424	8,094,704	—	8,094,704	—	8,094,704
Enhanced Fundamental
IndexTM Large
Company Value Fund	5,638,470	6,067,022	—	6,067,022	—	6,067,022
Enhanced Fundamental
IndexTM Small
Company Growth Fund	1,705,293	1,810,126	—	1,810,126	—	1,810,126
Enhanced Fundamental
IndexTM Small
Company Value Fund	326,924	473,981	—	473,981	—	473,981
	$137,113,449	$140,773,572	$—	$140,773,572	$(27,891,543)	$112,882,029

*
At March 31, 2009, the Real Estate Securities Fund was under-collateralized due to market value fluctuations. On April 1, 2009, the Fund had cash collateral of at least 102% of the value of the securities loaned.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

7.	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the year ended March 31, 2009 are summarized below.

	Purchases	Sales
Large Cap Growth Fund	$445,183,930	$699,356,808
Large Cap Value Fund	224,745,761	375,867,159
Small/Mid Cap
Growth Fund	184,466,033	229,526,675
Small/Mid Cap Value Fund	51,476,043	69,980,432
International Equity Fund	657,049,817	779,620,831
Real Estate Securities Fund	65,037,075	62,990,601
Tax-Exempt Fixed
Income Fund	96,930,806	151,025,105
Core Plus Fixed
Income Fund*	1,494,224,795	1,689,043,061
Enhanced Fundamental
Index™ Large Company
Growth Fund	79,724,446	62,628,370
Enhanced Fundamental
Index™ Large Company
Value Fund	80,761,874	54,359,740
Enhanced Fundamental
Index™ Small Company
Growth Fund	19,909,946	14,083,884
Enhanced Fundamental
Index™ Small Company
Value Fund	13,404,058	7,236,521

* Included in these amounts were $57,968,798 of purchases and $55,191,169 of sales of U.S. Government Securities.

8.	Option Contracts Written
The premium amount and number of option contracts written during the year ended March 31, 2009 in the AssetMark Core Plus Fixed Income Fund, were as follows:

	Amount of	Number of
	Premiums	Contracts
Outstanding at 3/31/08	$(167,014)	(206)
Options written	(1,137,240)	(1,177)
Options expired	458,141	400
Options exercised	—	—
Options closed	663,663	898
Outstanding at 3/31/09	$(182,450)	(85)

9.	Other Tax Information
Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses, foreign currency and the use of equalization. On the Statements of Assets and Liabilities, the following adjustments were made:

	Accumulated
	Net	Accumulated
	Investment	Realized
	Income	Gain or	Capital
	or (Loss)	(Loss)	Stock
Large Cap
Growth
Fund	$92,362	$9,601	$(101,963)
Large Cap
Value Fund	(46)	46	—
Small/Mid
Cap Growth
Fund	560,827	111,793	(672,620)
Small/Mid
Cap Value
Fund	(3,100)	3,100	—
International
Equity
Fund	(2,420,047)	2,420,047	—
Real Estate
Securities
Fund	(808,339)	(630,583)	1,438,922
Tax-Exempt
Fixed
Income
Fund	—	—	—
Core Plus
Fixed
Income
Fund	500,320	(888,393)	388,073
Enhanced
Fundamental
Index™
Large
Company
Growth
Fund	(235)	235	—

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

	Accumulated
	Net	Accumulated
	Investment	Realized
	Income	Gain or	Capital
	or (Loss)	(Loss)	Stock
Enhanced
Fundamental
Index™
Large
Company
Value Fund	$19	$(19)	—
Enhanced
Fundamental
Index™
Small
Company
Growth Fund	19,591	(1)	$(19,590)
Enhanced
Fundamental
Index™
Small
Company
Value Fund	6,029	(16,131)	10,102

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

Capital losses expiring:
	3/31/12	3/31/13	3/31/14
Large Cap Growth
Fund	—	—	—
Large Cap Value
Fund	—	—	—
Small/Mid Cap
Growth Fund	—	—	—
Small/Mid Cap
Value Fund	—	—	—
International Equity
Fund	—	—	—
Real Estate Securities
Fund	—	—	—
Tax-Exempt Fixed
Income Fund	(16,163)	(128,240)	(10,395)
Core Plus Fixed
Income Fund	—	—	—
Enhanced Fundamental
Index™ Large Company
Growth Fund	—	—	—
Enhanced Fundamental
Index™ Large Company
Value Fund	—	—	—
Enhanced Fundamental
Index™ Small Company
Growth Fund	—	—	—
Enhanced Fundamental
Index™ Small Company
Value Fund	—	—	—

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

	3/31/15	3/31/16	3/31/17
Large Cap Growth
Fund	—	—	(46,208,208)
Large Cap Value
Fund	—	—	(55,440,627)
Small/Mid Cap
Growth Fund	—	—	(12,394,827)
Small/Mid Cap
Value Fund	—	—	(23,187,887)
International Equity
Fund	—	—	(85,366,736)
Real Estate Securities
Fund	—	—	—
Tax-Exempt Fixed
Income Fund	(573,575)	(1,190,258)	(3,325,230)
Core Plus Fixed
Income Fund	—	—	—
Enhanced
Fundamental
Index™ Large
Company
Growth Fund	—	—	(9,014,609)
Enhanced
Fundamental
Index™ Large
Company
Value Fund	—	—	(11,944,558)
Enhanced
Fundamental
Index™ Small
Company
Growth Fund	—	—	(1,103,169)
Enhanced
Fundamental
Index™ Small
Company
Value Fund	—	—	(879,255)

Additionally, at March 31, 2009, the Funds deferred on a tax basis post-October 2008 losses are as follows:

Large Cap Growth Fund	58,021,138
Large Cap Value Fund	141,094,184
Small/Mid Cap Growth Fund	20,344,081
Small/Mid Cap Value Fund	8,994,164
International Equity Fund	147,004,549
Real Estate Securities Fund	3,229,975
Tax-Exempt Fixed Income Fund*	2,587,266
Core Plus Fixed Income Fund	—
Enhanced Fundamental Index™ Large
Company Growth Fund	5,759,701
Enhanced Fundamental Index™ Large
Company Value Fund	6,737,956
Enhanced Fundamental Index™ Small
Company Growth Fund	705,654
Enhanced Fundamental Index™ Small
Company Value Fund	692,070

The tax components of distributions paid during the fiscal years ended March 31, 2009 and March 31, 2008 are as follows:

	Year Ended March 31, 2009
	Ordinary	Long-Term
	Income	Capital Gain	Return of
	Distributions	Distributions	Capital
Large Cap
Growth Fund	41,523	—	—
Large Cap
Value Fund	8,006,993	3,926	—
Small/Mid Cap
Growth Fund	—	132,673	—
Small/Mid Cap
Value Fund	629,649	—	31,146
International
Equity Fund	2,924,385	3,267,351	—
Real Estate
Securities Fund	543,149	—	—
Tax-Exempt Fixed
Income Fund*	7,125,080	—	—
Core Plus Fixed
Income Fund	31,691,278	8,060,419	—
Enhanced
Fundamental
IndexTM Large
Company
Growth Fund	610,544	165	—

*	Contains $7,119,528 of tax-exempt income for year ended 3/31/2009.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

	Year Ended March 31, 2009
	Ordinary	Long-Term
	Income	Capital Gain	Return of
	Distributions	Distributions	Capital
Enhanced
Fundamental
IndexTM Large
Company
Value Fund	1,211,740	19	—
Enhanced
Fundamental
IndexTM Small
Company
Growth Fund	—	—	—
Enhanced
Fundamental
IndexTM Small
Company
Value Fund	86,041	—	16,930

The Core Plus Fixed Income Fund and Real Estate Securities Fund had additional earnings and profits of $388,073 and $1,276,355, respectively, distributed to shareholders on redemptions. The Funds designated as long-term capital gain and ordinary income dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain and ordinary income to zero for the tax year ended 3/31/09.

	Year Ended March 31, 2008
	Ordinary	Long-Term
	Income	Capital Gain	Return of
	Distributions	Distributions	Capital
Large Cap
Growth Fund	12,083,393	25,705,139	—
Large Cap
Value Fund	19,771,698	40,346,286	—
Small/Mid Cap
Growth Fund	16,312,992	8,458,355	—
Small/Mid Cap
Value Fund	2,644,017	1,652,158	26,098
International
Equity Fund	35,604,336	89,693,528	—

	Year Ended March 31, 2008
	Ordinary	Long-Term
	Income	Capital Gain	Return of
	Distributions	Distributions	Capital
Real Estate
Securities Fund	1,838,967	11,827,463	246,102
Tax-Exempt Fixed
Income Fund*	7,595,946	75,847	—
Core Plus Fixed
Income Fund	34,075,503	1,310,487	—
Enhanced
Fundamental
Index™ Large
Company
Growth Fund	120,947	12,263	—
Enhanced
Fundamental
Index™ Large
Company
Value Fund	138,841	8,537	—
Enhanced
Fundamental
Index™ Small
Company
Growth Fund	2,725	6,709	7,229
Enhanced
Fundamental
Index™ Small
Company
Value Fund	15,595	—	—

*	Contains $7,595,946 of tax-exempt income.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

At March 31, 2009 the components of accumulated earnings (losses) on a tax basis were as follows:
	Large Cap	Large Cap	Small/Mid	Small/Mid	International	Real Estate
	Growth	Value	Cap Growth	Cap Value	Equity	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
Cost of Investments	303,408,736	277,075,029	66,542,999	76,922,814	277,795,454	76,707,171
Gross Unrealized
Appreciation	11,067,294	11,424,571	4,094,571	2,220,861	5,422,481	1,396,295
Gross Unrealized
Depreciation	(70,040,899)	(78,968,847)	(11,377,416)	(25,721,000)	(59,043,003)	(20,889,647)
Net Unrealized
(Depreciation)	(58,973,605)	(67,544,276)	(7,282,845)	(23,500,139)	(53,620,522)	(19,493,352)

Undistributed
Tax-Exempt
Ordinary Income	—	—	—	—	—	—
Undistributed
Ordinary Income	—	1,019,418	—	—	6,512,687	—
Undistributed
Long-Term
Cap Gains	—	—	—	—	—	—
Total Distributable
Earnings	—	1,019,418	—	—	6,512,687	—

Other Accumulated
(Losses)	(104,229,346)	(196,534,811)	(32,738,908)	(32,182,051)	(232,408,545)	(3,229,975)
Total Accumulated
(Losses)	(163,202,951)	(263,059,669)	(40,021,753)	(55,682,190)	(279,516,380)	(22,723,327)

		Enhanced	Enhanced	Enhanced	Enhanced
		Fundamental	Fundamental	Fundamental	Fundamental
Tax-Exempt	Core Plus	Index™ Large	Index™ Large	Index™ Small	Index™ Small
Fixed Income	Fixed Income	Company	Company	Company	Company
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
196,852,673	649,753,426	71,653,494	66,321,507	16,998,647	10,294,841

3,628,887	11,713,074	956,791	1,249,152	672,317	437,870

(10,191,460)	(114,407,810)	(19,243,250)	(24,921,253)	(5,310,446)	(4,489,776)

(6,562,573)	(102,694,736)	(18,286,459)	(23,672,101)	(4,638,129)	(4,051,906)

94,437	—	—	—	—	—

4,343	886,557	175,882	277,943	—	—

—	—	—	—	—	—

98,780	886,557	175,882	277,943	—	—

(7,831,127)	(46,906)	(14,774,310)	(18,682,514)	(1,808,823)	(1,571,536)

(14,294,920)	(101,855,085)	(32,884,887)	(42,076,672)	(6,446,952)	(5,623,442)

AssetMark Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
AssetMark Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index Large Company Growth Fund, AssetMark Enhanced Fundamental Index Large Company Value Fund, AssetMark Enhanced Fundamental Index Small Company Growth Fund and AssetMark Enhanced Fundamental Index Small Company Value Fund as of March 31, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the periods presented in the two-year period then ended, and the financial highlights for each of the periods presented in the three-year period then ended. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through March 31, 2006, were audited by other auditors whose report dated May 26, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of as of AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index Large Company Growth Fund, AssetMark Enhanced Fundamental Index Large Company Value Fund, AssetMark Enhanced Fundamental Index Small Company Growth Fund and AssetMark Enhanced Fundamental Index Small Company Value Fund as of March 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Milwaukee, Wisconsin
May 27, 2009

AssetMark Funds
ADDITIONAL INFORMATION
March 31, 2009

1.	Shareholder Notification of Federal Tax Status (Unaudited)
The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, Enhanced Fundamental Index™ Large Company Value Fund and Enhanced Fundamental Index™ Small Company Value Fund designates 66%, 100%, 5%, 100%, 100% and 100%, respectively, of dividends during the fiscal year ended March 31, 2009, as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Enhanced Fundamental Index™ Large Company Value Fund and Enhanced Fundamental Index™ Small Company Value Fund designates 70%, 100%, 5%, 100%, 88%, 1%, 100% and 100%, respectively, of dividends declared from net investment income during the fiscal year ended March 31, 2009, as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

2.	Foreign Tax Credit Pass Through (Unaudited)
For the year ended March 31, 2009, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Sourced Income Earned	Taxes Paid
Austria	107,295	16,094
Australia	679,338	—
Bermuda	29,952	—
Brazil	141,267	—
Britian	3,746,091	—
Canada	7,987	1,198
Finland	349,311	52,397
France	2,089,505	313,426
Germany	1,890,935	283,640
Greece	1,159,103	—
Hong Kong	312,228	—
Ireland	—	—
Isreal	57,737	8,917
Italy	1,284,974	192,746
Japan	1,829,903	128,012
Luxembourg	119,229	17,884
New Zealand	—	—
Russia	242,508	24,251
Singapore	217,587	—
South Korea	4,318	712
Spain	1,160,778	174,117
Sweden	810,262	121,539
Switzerland	1,260,411	189,062

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2009

3. Disclosure Regarding Fund Trustees and Officers (Unaudited)
				# of
				Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions

Independent Trustees

R. Thomas DeBerry	Trustee	Indefinite Term	Retired.	12	None
c/o Genworth Financial		since January
Wealth Management, Inc.		2001.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
Year of Birth: 1941
William J. Klipp	Trustee	Indefinite Term	Retired.	12	Trustee of
c/o Genworth Financial		since January			Adelante
Wealth Management, Inc.		2001.			Funds
2300 Contra Costa					(2000-present).
Boulevard, Suite 600
Pleasant Hill, CA 94523
Year of Birth: 1955
Leonard H. Rossen	Trustee	Indefinite Term	President, Len Rossen Consulting (a legal	12	None
c/o Genworth Financial		since January	consulting firm) (1999-present).
Wealth Management, Inc.		2001.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
Year of Birth: 1932
Dennis G. Schmal	Trustee	Indefinite Term	Self-employed consultant.	12	Trustee, Grail
c/o Genworth Financial		since July 2007.			Advisors ETF Trust
Wealth Management, Inc.					(2009 to present);
2300 Contra Costa					Trustee, Wells Fargo
Boulevard, Suite 600					Multi-Strategy 100
Pleasant Hill, CA 94523					Fund (closed-end
Year of Birth: 1947					hedge fund) (2008 to
					present); Director/
					Chairman, Pacific
					Metrics Corp.
					(Educational
					Services) (2005 to
					present); Director,
					Varian Semiconductor
					Equipment Associates,
					Inc. (2004 to present);
					Director, MCF Corp.
					(Financial Services)
					(2003 to present).

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2009

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions

Interested Trustees
Ronald Cordes*	Chairperson,	Indefinite Term	Principal, Genworth Financial	12	None
Genworth Financial	Trustee	since January	Wealth Management, Inc.
Wealth Management, Inc.		2001.	(1994-present); President,
2300 Contra Costa			AssetMark Funds 2001-2008
Boulevard, Suite 600
Pleasant Hill, CA 94523
Year of Birth: 1959

Officers
Carrie E. Hansen	President	1-Year Term	President, Genworth Financial Asset	N/A	N/A
Genworth Financial		since 2007	Management (GFAM) Funds (2008 to
Wealth Management, Inc.			present); President, Genworth Variable
2300 Contra Costa			Insurance Trust (2008 to Present); Senior
Boulevard, Suite 600			Vice President and Chief Operations
Pleasant Hill, CA 94523			Officer, GFWM (2008 to present); Senior
Year of Birth: 1970			Vice President and Managing Director,
AssetMark Funds (2007 to 2008); Treasurer
and Chief Compliance Officer, GFAM Funds
(2007 to 2008; Chief Compliance Officer,
AssetMark Funds (2005 to 2008); Treasurer,
AssetMark Funds (2001 to 2008); Senior
Vice President, Chief Financial Officer and
Chief Compliance Officer, AssetMark
Investment Services, Inc. (2004 to 2007).

Deborah Djeu	Vice President,	1-Year Term	Vice President, Chief Compliance Officer	N/A	N/A
Genworth Financial	Chief	since May	and AML Compliance Officer, Genworth
Wealth Management, Inc.	Compliance	2008	Financial Asset Management Funds (2008 to
2300 Contra Costa	Officer and		present); Vice President, Chief Compliance
Boulevard, Suite 600	AML		Officer and AML Compliance Officer,
Pleasant Hill, CA 94523	Compliance		Genworth Variable Insurance Trust (2008 to
Year of Birth: 1962	Officer		present); Deputy Chief Compliance Officer,
AssetMark Funds (2007 to 2008); Compliance
Manager, GE Money (2006 to 2007); Vice
President, Wells Fargo Investments LLC
(2004 to 2006).

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2009

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions

Danell J. Doty	Vice President,	1-Year Term	Director of Fund Adminstration, GFWM	N/A	N/A
Genworth Financial	Treasurer	since 2008	(2008-present); Vice President and
Wealth Management, Inc.			Treasurer, Genworth Financial Asset
2300 Contra Costa			Management Funds (2008-present); Vice
Boulevard, Suite 600			President and Treasurer, Genworth Variable
Pleasant Hill, CA 94523			Insurance Trust (2008-present); Consultant,
Year of Birth: 1962			Barclays Global Investors (2007-2008);
Fund Chief Compliance Officer, Barclays
Global Investors Funds, Master Investment
Portfolio, iShares Trust and iShares, Inc.,
Barclays Global Investors (2004-2007);
Head of Mutual Fund Administrator,
Barclays Global Investors (1999-2004).

Chris Villas-Chernak	Secretary	1-Year Term	Secretary, Genworth Financial Asset	N/A	N/A
Genworth Financial		since September	Management Funds (2009-present); Secretary,
Wealth Management, Inc.		2006	Genworth Variable Insurance Trust (2008-
2300 Contra Costa			present); Senior Compliance Officer, Genworth
Boulevard, Suite 600			Financial Wealth Management, Inc., (2005-
Pleasant Hill, CA 94523			2009); Fund Administration & Compliance
Year of Birth: 1968			Manager, AssetMark Investment Services,
Inc. (2004-2005); Fund Administration &
Compliance Specialist, AssetMark
Investment Services, Inc. (2002-2004).
*	Ronald Cordes is an “interested person” of the Funds as defined in the 1940 Act due to his relationship with the Advisor.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.
4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)
A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)
The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2009

6.	Statement Regarding the Basis for Approval of Sub-Advisory Agreements (Unaudited)

During the six-month period ended March 31, 2009, the Board of Trustees (the “Board” or the “Trustees”) of AssetMark Funds (the “Trust”) approved three new sub-advisory agreements between the Trust’s investment advisor, Genworth Financial Wealth Management, Inc. (the “Advisor”), on behalf of two of the Trust’s series, the AssetMark Large Cap Value Fund and the AssetMark International Equity Fund. The AssetMark Large Cap Value Fund and the AssetMark International Equity Fund are collectively referred to herein as the “Funds.”

At a meeting held on December 5, 2008, the Board appointed Diamond Hill Capital Management, Inc. (“Diamond Hill”) to replace Brandes Investment Partners, L.P. as one of the three sub-advisors for the AssetMark Large Cap Value Fund. At the meeting, the Board reviewed, considered and approved a new sub-advisory agreement between Diamond Hill and the Advisor, on behalf of the AssetMark Large Cap Value Fund.

Also at the meeting held on December 5, 2008, the Board appointed Mondrian Investment Partners Limited (“Mondrian”) and Martin Currie Inc. (“Martin Currie”) to replace Oppenheimer Capital LLC and Clay Finlay, LLC as the sub-advisors for the AssetMark International Equity Fund. At the meeting, the Board reviewed, considered and approved the new sub-advisory agreements between Mondrian and the Advisor and between Martin Currie and the Advisor, each on behalf of the AssetMark International Equity Fund.

The Funds are managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Funds’ portfolios. Under this structure, the Advisor is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining or replacing sub-advisors. The Board is engaged in monitoring this process in connection with meetings held throughout the year and, under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

The material factors considered and the conclusions that formed the basis of the Board’s approval of each sub-advisory agreement are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. In deciding to approve each sub-advisory agreement, the Trustees did not identify any particular information or any single factor or conclusion that was controlling.

Materials Reviewed and the Review Process

Assisted by independent legal counsel, the Trustees specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board related to, among other things: (a) the terms and conditions of each proposed sub-advisory agreement; (b) the nature, quality and scope of the services to be provided by each sub-advisor, as well as the schedule of fees to be charged for such services; (c) each sub-advisor’s investment performance compared to an industry peer group, as well as other sub-advisor client accounts; (d) comparative sub-advisory fee information; (e) information regarding each sub-advisor’s personnel, operations, financial position and business operations; (f) information regarding each sub-advisor’s brokerage and compliance practices; and (g) information regarding each sub-advisor’s interactions with the Advisor regarding management of the respective Fund as well as the sub-advisor’s compliance program.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, and had previously received a detailed memorandum prepared by counsel to the Trust that described the Trustees’ legal duties and obligations in considering the approval of sub-advisory agreements. The Independent Trustees discussed in detail, in executive sessions with independent counsel at which no representatives of the Advisor or the sub-advisors were present, the materials provided by each sub-advisor and their legal duties in considering the approval of the sub-advisory agreements.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2009

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decision to approve each of the sub-advisory agreements. In so doing, the Trustees considered the Advisor’s active role as a “manager-of-managers,” which includes, among other functions, monitoring and evaluating the performance of the sub-advisors, recommending that sub-advisors not performing as expected be replaced, and negotiating advantageous fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. The Trustees considered the process by which the Advisor reviewed, selected and recommended each sub-advisor for the Board’s approval. These factors and the Board’s conclusions are set forth below.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services to be provided to the respective Funds by the sub-advisors. The Trustees considered each sub-advisor’s investment management process, including (a) the experience and capability of the sub-advisor’s management and other personnel; (b) the financial position of the sub-advisor; (c) the quality and commitment of the sub-advisor’s regulatory and legal compliance policies, procedures and systems; and (d) the sub-advisor’s brokerage practices. The Trustees also considered the Advisor’s favorable assessment as to the nature, extent and quality of the sub-advisory services expected to be provided by each sub-advisor. Based on their review and consideration of the foregoing information, the Trustees concluded that the nature, extent and quality of the services to be provided by each sub-advisor would likely benefit each Fund and its shareholders.

Investment Performance

At the time of the Board’s consideration of each sub-advisory agreement, none of the sub-advisors had commenced managing its allocated portion of the respective Funds. Therefore, there was no record of each sub-advisor’s specific performance with respect to the Funds. However, the Board was provided with, and considered, performance information for other accounts managed by each sub-advisor that have similar investment objectives and policies to the applicable Fund. The Trustees also considered each sub-advisor’s investment performance record relative to benchmark indices. The Trustees concluded that each sub-advisor’s performance record supported the approval of the applicable sub-advisory agreement.

Sub-Advisory Fees and Economies of Scale

The Trustees considered the proposed fee schedule for each sub-advisor. The Trustees also considered individual reports prepared for each sub-advisor containing comparative information regarding fees. The Trustees compared the fees in the sub-advisory agreements to those charged by each respective sub-advisor for managing other funds or accounts with comparable investment objectives and policies. In addition, the Trustees compared the proposed fees for each sub-advisor to the fees charged by the present sub-advisors to the respective Funds. The Trustees considered that the sub-advisory fees would be paid by the Advisor from the fees it receives from the Funds, and would not result in additional fees borne by the Funds. The Trustees also considered that, where applicable, breakpoints in the sub-advisory agreement fee schedules represented potential economies of scale that could be shared with Fund shareholders under an agreement between the Advisor and the Funds. The Trustees concluded that the sub-advisory fees to be paid to each of the sub-advisors are reasonable in light of the services to be provided to each Fund.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2009

Ancillary Benefits

The Trustees considered other benefits that each sub-advisor might receive as a result of its relationship with the Funds. The Board observed that, consistent with each sub-advisor’s fiduciary obligations to the Fund for which it serves as a sub-advisor, the sub-advisors may direct Fund brokerage transactions to certain broker-dealers to obtain research and other services.

Conclusions

Based on their full evaluation of the relevant factors, the Board and the Independent Trustees concluded that all of the factors above supported approval of the sub-advisory agreements with Diamond Hill, Mondrian, and Martin Currie. The Board and the Independent Trustees also concluded that each sub-advisory fee is reasonable and that the approval of each sub-advisory agreement is in the best interests of the applicable Fund and its shareholders.

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Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report that apply to the registrant’s principal executive officer or principal financial officer.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report to the registrant’s principal executive officer or principal financial officer.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dennis Schmal is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal year ended March 31, 2009, the registrant’s principal accountant billed the registrant $289,380 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

For the fiscal year ended March 31, 2008, the registrant’s principal accountant billed the registrant $239,920 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

(b) Audit-Related Fees

None.

(c) Tax Fees

For the fiscal year ended March 31, 2009, the registrant’s principal accountant billed the registrant $57,720 for professional services rendered for tax compliance, tax advice and tax planning.

For the fiscal year ended March 31, 2008, the registrant’s principal accountant billed the registrant $57,720 for professional services rendered for tax compliance, tax advice and tax planning.

(d) All Other Fees

None.

(e)(1)
The registrant’s audit committee charter provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of auditors annually to audit and to provide their opinion on the registrant’s financial statements.  The audit committee charter also provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the auditor to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust.

(e)(2)
There were no services in paragraphs (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2009 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2009 and March 31, 2008, was $0 and $0, respectively.

(h)
The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  _AssetMark Funds

By     /s/ Carrie E. Hansen
Carrie E. Hansen, President

Date        05/27/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Carrie E. Hansen
Carrie E. Hansen, President

Date        05/27/2009

By      /s/ Danell J. Doty
Danell J. Doty, Treasurer

Date        05/27/2009